UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687
Name of Registrant: Vanguard Municipal Bond Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.3%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	14,310	17,633
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,267
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,193
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,820
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,185
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,026
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,714
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,626
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,450
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,089
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,541
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,558
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,496
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,750
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,826
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,152
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,074
				66,400
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,243
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	11,854
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,265	12,180
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,515	16,203
1 Alaska State International Airport Revenue	5.000%	10/1/23	500	618
1 Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,870
Anchorage AK GO	5.000%	9/1/21	2,000	2,410
Anchorage AK GO	5.000%	9/1/21	2,605	3,138
Anchorage AK GO	5.000%	9/1/21	1,000	1,205
Anchorage AK GO	5.000%	9/1/22	2,000	2,458
Anchorage AK GO	5.000%	9/1/22	1,665	2,046
North Slope Borough AK GO	5.000%	6/30/18	13,035	14,298
				70,523
Arizona (1.3%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	300	359

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	455	557
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	650	808
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/19	2,140	2,434
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/20	6,000	7,021
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/20	1,700	1,989
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/21	5,000	5,997
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/21	10,000	11,995
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22	3,190	3,903
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22	3,185	3,897
Arizona COP	5.000%	10/1/17	1,000	1,071
Arizona COP	5.000%	10/1/18	900	996
Arizona COP	4.000%	9/1/19	1,500	1,650
Arizona COP	5.000%	9/1/20	4,300	5,024
Arizona COP	5.000%	9/1/21	6,380	7,636
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,079
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,779
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	5,194
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.860%	2/5/20	20,000	20,431
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.860%	2/5/20	5,000	5,108
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	686
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,170
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,194
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	970
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,653
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,836
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,350
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	10,821
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	7,616
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,932
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	608
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,689
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,827
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,997

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,686
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,269
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,217
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,451
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,741
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,683
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,467
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,136
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,114
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	524
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	398
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	243
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,520
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,396
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	2,170
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	17,055	20,007
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	14,883
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,576
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,316
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,594
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,135
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,728
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,062
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,049
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	181
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,771
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,871
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,119
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,609
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,285
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,546

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,413
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,143
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	872
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,180
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,188
				274,820
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,908
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,423
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	846
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	1,053
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	760	884
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	6,066
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,728
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,127
				45,035
California (10.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,092
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,181
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,139
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	564
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,958
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,146
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5,600	5,185
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,038
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,853

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.210%	8/1/17	28,500	28,569
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,057
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,138
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,621
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,200	15,487
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.710%	10/1/19	9,825	9,813
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	28,120
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	28,500	28,341
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	4,000	3,978
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.020%	2/5/16	3,700	3,700
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.030%	2/5/16	4,910	4,910
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,321
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,270
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,569
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,000	1,113
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,367
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	12,205
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	23,252
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,353
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	27,664
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	54,000	66,440
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	2,706
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,529
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	4,632

2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.310%	12/1/17	32,250	32,103
California Economic Recovery GO	5.000%	7/1/16 (ETM)	1,500	1,530
California Economic Recovery GO	5.000%	7/1/17 (ETM)	15,090	16,060
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	35,600
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	10,257
California GO	5.000%	3/1/16	3,210	3,224
California GO	5.000%	3/1/16 (14)	1,120	1,125
California GO	5.000%	3/1/16	4,460	4,479
California GO	5.000%	4/1/16	6,670	6,726
California GO	5.000%	8/1/16	2,825	2,892
California GO	5.000%	10/1/16	1,225	1,263
California GO	5.000%	11/1/16 (2)	5,375	5,564
California GO	5.000%	12/1/16	2,500	2,597
California GO	6.000%	2/1/17 (2)	3,500	3,696
California GO	5.000%	3/1/17 (14)	1,300	1,306
California GO	5.000%	3/1/17	3,755	3,940
2 California GO	0.760%	5/1/17	3,700	3,713
California GO	5.000%	9/1/17	4,250	4,550
California GO	5.000%	9/1/17	2,805	3,003
California GO	5.000%	10/1/17	20,000	21,477
California GO	5.000%	10/1/17	4,005	4,301
California GO	5.000%	9/1/18	32,260	35,786
California GO	5.000%	9/1/18	8,050	8,930
California GO	5.000%	10/1/18	34,000	37,825
California GO	5.000%	2/1/19	11,000	12,362
California GO	5.000%	9/1/19	19,000	21,757
California GO	5.000%	9/1/19	17,825	20,411
California GO	5.000%	2/1/20	44,500	51,609
California GO	5.000%	11/1/20	21,520	25,505
California GO	5.000%	12/1/20	25,475	30,262
California GO	5.000%	2/1/21	10,000	11,891
California GO	5.000%	10/1/21	28,000	33,834
California GO	5.000%	10/1/21	41,940	50,678
California GO	5.000%	11/1/21	49,440	59,835
2 California GO PUT	0.560%	12/1/16	7,500	7,501
2 California GO PUT	1.001%	12/1/17	14,250	14,309
2 California GO PUT	0.460%	5/1/18	29,500	29,377
2 California GO PUT	1.131%	12/3/18	6,500	6,508
3 California GO TOB VRDO	0.090%	2/5/16 LOC	18,740	18,740
3 California GO TOB VRDO	0.190%	2/5/16 (4)LOC	16,775	16,775
3 California GO TOB VRDO	0.190%	2/5/16 (4)LOC	13,105	13,105
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,770
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,202
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,312
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.810%	7/1/17	8,825	8,913
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,082
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,702

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,207
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,047
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	907
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,726
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	20,650
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	26,869
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,724
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,339
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,268
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/22	1,000	1,227
2 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) PUT	1.250%	11/1/20	20,000	19,996
3 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) TOB VRDO	0.210%	2/5/16	6,670	6,670
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.050%	8/1/18	29,000	29,717
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/1/16	22,200	22,200
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/3/17	8,500	8,494
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/3/17	32,200	32,176
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/1/18	30,000	29,736
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,451
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,192
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,576
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.510%	4/2/18	14,000	13,920

2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.110%	11/1/16	5,000	5,004
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,298
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,744
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,246
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,746
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,697
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,415
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,050
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,323
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	18,865
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,992
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,356
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	6,075
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,614
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,469
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,363
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,462
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,962
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,400
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,510
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,219
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,076
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/18	11,710	12,670
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,092
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	3,889
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,786
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,337
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	8,679

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,299
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,161
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,547
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,363
California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,938
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,468
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,553
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	565
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	376
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	324
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	299
3 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.210%	2/5/16	4,920	4,920
3 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.150%	2/5/16 (4)	39,400	39,400
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,177
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,635
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/20 (15)	4,810	5,399
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	821
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,008
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	570	605
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,310	2,524
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,610	2,923
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,229
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,422

Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,500	1,785
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,000	2,439
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,600
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,279
[2,3] Eaton Vance California Municipal Bond Fund II	0.860%	7/1/19	8,250	8,247
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,737
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	20,495	21,531
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	52,515	57,726
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,648
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,285
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,221
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,072
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,029
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,552
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,185
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,916
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,301
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,207
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,475
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	720
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	355
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	841
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,732
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	36,317
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	6,051
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,746
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,138
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,495
Los Angeles CA GO	5.000%	9/1/17	32,500	34,825
Los Angeles CA GO	5.000%	9/1/19	5,000	5,738
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	19,990
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	20,309

Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	15,064
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	8,025
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,708
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,220
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	26,488
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	24,600
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,351
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	22,774
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,103
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	22,866
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,531
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,328
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	827
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,139
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	586
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,100
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,262
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,370
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,943
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,045	1,047
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	925	927
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	2,125	2,130
2 Metropolitan Water District of Southern
California Revenue PUT	0.390%	3/27/18	3,000	2,992
2 Metropolitan Water District of Southern
California Revenue PUT	0.390%	3/27/18	25,710	25,645
2 Metropolitan Water District of Southern
California Revenue PUT	0.390%	3/27/18	15,290	15,252
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	827
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,420
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	570
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	880
Northern California Gas Authority No. 1
Revenue	1.040%	7/1/19	12,815	12,647
Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	2/5/16 LOC	8,800	8,800
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,156

Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,731
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,705
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,701
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,652
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,504
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,146
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,584
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,103
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	550
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	966
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,054
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	53
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,020
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/16 (Prere.)	5,000	5,101
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,001
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	935
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	683
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,568
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	12,011
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	14,202
3 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.020%	2/5/16	9,900	9,900
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,747
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,478
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	9,233
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	17,497
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	3.000%	8/1/16	3,000	3,040
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17	2,400	2,519
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	3,000	3,304

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,273
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,754
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,397
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,243
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,205
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/17	1,000	1,062
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,100
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,138
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,171
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	601
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,215
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	596
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/16	500	507
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,125
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	690
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,204
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,069
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,527
University of California Revenue	5.000%	5/15/17	2,250	2,384
University of California Revenue	5.000%	5/15/18	2,000	2,198
University of California Revenue	5.000%	5/15/19	4,435	5,044
University of California Revenue	5.000%	5/15/21	2,725	3,291
University of California Revenue	5.000%	5/15/21	8,250	9,949
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	2,817
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,334
				2,292,037
Colorado (0.8%)
Adams County CO COP	5.000%	12/1/21	1,000	1,202
Adams County CO COP	5.000%	12/1/22	1,250	1,526
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,407

Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,845
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,096
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,286
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.541%	11/12/20	5,000	4,998
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.541%	11/12/20	7,500	7,495
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	2/5/16	9,995	9,995
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	2/5/16	12,495	12,495
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,471
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	673
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,325
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20	1,000	1,085
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	2,000	2,292
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	2,300	2,663
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	2,000	2,335
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	3,865
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,240
3 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.010%	2/5/16	5,700	5,700
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,286
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,265
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,231
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,454
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,591
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,502
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,831
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,972
E-470 Public Highway Authority Colorado
Revenue	3.000%	9/1/16	100	101
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	530
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,000	1,133

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,836
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,000	1,161
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.190%	8/31/17	7,500	7,478
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.760%	9/1/17 (14)	7,000	7,020
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,163
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/22	1,250	1,486
Regional Transportation District of Colorado
COP	5.000%	6/1/21	2,785	3,243
Regional Transportation District of Colorado
COP	5.000%	6/1/22	2,000	2,323
3 Regional Transportation District of Colorado
COP TOB VRDO	0.140%	2/5/16 LOC	8,000	8,000
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	23,265
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,200
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,137
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,844
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,333
				177,379
Connecticut (2.6%)
Connecticut GO	5.000%	3/1/16	4,705	4,726
Connecticut GO	5.000%	5/1/16	10,000	10,124
2 Connecticut GO	0.600%	8/15/16	4,500	4,507
2 Connecticut GO	0.440%	9/15/16	3,000	3,005
Connecticut GO	0.130%	1/1/17	12,735	12,735
Connecticut GO	5.000%	4/1/17	1,165	1,225
2 Connecticut GO	0.780%	5/15/17	23,000	23,083
Connecticut GO	0.270%	7/1/17	15,825	15,825
Connecticut GO	5.000%	7/15/17	5,000	5,320
2 Connecticut GO	0.530%	9/15/17	1,750	1,743
Connecticut GO	5.000%	12/1/17	15,000	15,607
Connecticut GO	0.270%	1/1/18	13,315	13,315
Connecticut GO	0.270%	1/1/18	13,315	13,315
2 Connecticut GO	0.360%	1/1/18	4,905	4,887
2 Connecticut GO	0.430%	3/1/18	2,500	2,480
2 Connecticut GO	0.890%	4/15/18	6,750	6,750
Connecticut GO	5.000%	6/1/18	14,955	16,389
Connecticut GO	5.000%	7/15/18	10,000	11,005
2 Connecticut GO	0.890%	8/15/18	3,000	3,000
Connecticut GO	5.000%	11/1/18	1,000	1,112
2 Connecticut GO	0.500%	3/1/19	2,300	2,287
2 Connecticut GO	0.560%	3/1/19	2,000	1,983
2 Connecticut GO	1.110%	4/15/19	6,000	6,045
2 Connecticut GO	1.110%	5/15/19	5,000	5,036
Connecticut GO	5.000%	6/1/19	34,265	38,712
2 Connecticut GO	0.930%	9/15/19	4,000	3,993
2 Connecticut GO	0.660%	3/1/20	7,500	7,429

Connecticut GO	5.000%	6/15/20	17,975	20,867
Connecticut GO	5.000%	12/15/20	5,865	6,901
Connecticut GO	5.000%	3/15/21	7,035	8,311
Connecticut GO	5.000%	11/15/21	7,075	8,486
Connecticut GO	5.000%	11/15/21	10,000	11,994
Connecticut GO	5.000%	3/15/22	9,620	11,587
Connecticut GO	5.000%	11/15/22	12,500	15,271
2 Connecticut GO PUT	0.660%	9/15/17	7,150	7,135
2 Connecticut GO PUT	1.360%	3/1/18	17,500	17,500
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,214
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,834
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,820
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,180
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	3,038
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,732
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,022
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	20,059
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,318
2 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	0.836%	7/1/19	15,000	15,085
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,825	3,023
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	8,250	8,961
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	6,010	6,382
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	12,400	13,284
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.010%	2/1/16	4,395	4,395
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,301
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	7,909
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,211
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,642
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,653
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,808
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	13,628
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	233

Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	486
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,335
University of Connecticut GO	5.000%	2/15/22	10,250	12,359
University of Connecticut GO	5.000%	2/15/22	2,940	3,545
				553,832
Delaware (0.4%)
Delaware GO	5.000%	7/1/17	5,250	5,587
Delaware GO	5.000%	10/1/18	3,540	3,941
Delaware GO	5.000%	7/1/21	15,510	18,749
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,638
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	4,189
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	258
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,953
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	295
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,700
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	392
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,608
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	4,576
1 Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	335	403
1 Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	2,500	3,077
1 Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	3,295	4,122
New Castle County DE GO	5.000%	10/1/21	7,575	9,214
New Castle County DE GO	5.000%	10/1/22	7,995	9,929
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,760
				89,391
District of Columbia (0.4%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/20	1,000	1,161
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/22	1,700	2,053
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/23	1,350	1,655
2 District of Columbia Income Tax Revenue	0.310%	12/1/17	11,275	11,228
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,149
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,869
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,731
3 District of Columbia Income Tax Revenue TOB
VRDO	0.020%	2/5/16	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.090%	2/5/16 LOC	39,200	39,200
District of Columbia Revenue (Georgetown
University) VRDO	0.010%	2/5/16 LOC	4,550	4,550

3 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	2/5/16	3,980	3,980
				85,001
Florida (3.9%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,443
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	571
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,165
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,181
Broward County FL Airport System Revenue	5.000%	10/1/16	700	722
Broward County FL Airport System Revenue	5.000%	10/1/19	750	856
Broward County FL Airport System Revenue	5.000%	10/1/19	500	570
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,242
Broward County FL Airport System Revenue	5.000%	10/1/21	480	575
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,821
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,203
3 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.020%	2/5/16	5,665	5,665
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	55,013
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,150	15,392
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	22,000	22,352
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,154
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	20,159
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,548
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	25,000	29,859
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	37,489
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	40,128
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,538
Duval County FL School Board COP	5.000%	7/1/20	750	869
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,211
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,240
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,012
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,550
Escambia County FL School Board Sale Tax
Revenue	5.000%	9/1/21	225	269
Escambia County FL School Board Sale Tax
Revenue	5.000%	9/1/22	300	366
Escambia County FL School Board Sale Tax
Revenue	5.000%	9/1/23	275	340
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	7,651
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,658

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	14,530
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	12,356
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	3,974
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	16,340	19,145
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	20,634
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	14,480	17,754
3 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.020%	2/5/16	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,439
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,242
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	581
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	1,010
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,746
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,387
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,189
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,550
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,364
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,912
1 Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	8,338
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,516
1 Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,920
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	917
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	765	867
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	1,195	1,381
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,000	1,173
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,072
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,430
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,578
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,705	10,448
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,200	2,564
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,700	2,025
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,500	1,817
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,778

Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,601
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,357
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	4,821
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,547
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,072
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,600	1,874
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/16	15,000	15,466
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,332
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,221
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	3,865
2 Lakeland FL Energy System Revenue	0.760%	10/1/17	10,000	10,024
1 Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	6,128
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,946
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,392
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	859
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	1,220	1,412
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,842
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	589
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	400	410
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	342
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,195
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	413
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,866
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	459
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,346
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,180
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/18	2,000	2,195
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	2,152
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	2,525	2,939
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,746
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,192
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	2,250	2,673

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	625	755
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,124
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,393
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,525
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	905
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,090
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,337
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	11,122
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,200	7,287
3 Miami-Dade County FL School Board COP TOB
VRDO	0.020%	2/5/16 LOC	8,000	8,000
3 Miami-Dade County FL School Board COP TOB
VRDO	0.110%	2/5/16 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,178
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,415
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (12)	2,000	2,267
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.020%	2/5/16 (4)	13,995	13,995
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.060%	2/5/16 (4)	3,800	3,800
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,250	1,286
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,374
Orange County FL School Board COP	5.000%	8/1/16	700	716
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,597
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,542
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,006
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	16,758
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,958
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,122
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,690	4,977
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,055
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	9,873
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,269
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,145

Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,415
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,220
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,300
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	801
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,086
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	850	972
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,354
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	670
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	3,032
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,687
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	856
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,201
3 Palm Beach County FL School Board COP TOB
VRDO	0.040%	2/5/16	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,161
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	826
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,500	1,805
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,084
1 South Florida Water Management District COP	5.000%	10/1/21	1,750	2,101
1 South Florida Water Management District COP	5.000%	10/1/22	2,000	2,440
1 South Florida Water Management District COP	5.000%	10/1/23	3,000	3,695
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,403
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,715
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,681
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,300
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,382

Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,495
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,791
1 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/22	1,510	1,798
1 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/23	390	467
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,910
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/16	3,000	3,108
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,722
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,954
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,206
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	4,657
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	4,835
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,332
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,146
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	755	912
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,461
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,745
1 Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	537
1 Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	911
				844,545
Georgia (3.1%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,520	2,723
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,185
Atlanta GA Airport Revenue	5.000%	1/1/18	500	540
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,872
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,387
Atlanta GA Airport Revenue	5.000%	1/1/21	750	884
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	9,711
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,414
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	3,068
2 Atlanta GA Water & Wastewater Revenue PUT	1.787%	11/1/18	47,300	48,405
3 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.110%	2/5/16	9,995	9,995
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,311
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) VRDO	0.170%	2/5/16	25,000	25,000

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,069
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,143
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,219
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,313
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,022
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,587
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,249
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,673
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,230
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	6,800	6,978
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,531
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	475
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,215
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	989
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,312
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,085
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,360
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	281
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	404
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,073
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,130
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,719
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,203
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,110
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,490
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,146
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,473

3 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.020%	2/5/16	11,415	11,415
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	0.960%	2/18/20	17,575	17,417
Georgia GO	5.000%	7/1/16	5,000	5,101
Georgia GO	5.000%	7/1/16	9,500	9,691
Georgia GO	5.000%	7/1/16	20,000	20,403
Georgia GO	5.000%	10/1/16	1,910	1,970
Georgia GO	5.000%	7/1/17	2,840	3,020
Georgia GO	5.000%	7/1/17	13,695	14,565
Georgia GO	5.000%	7/1/18	2,340	2,579
Georgia GO	4.000%	11/1/18	11,000	11,966
Georgia GO	5.000%	12/1/18	7,800	8,722
Georgia GO	5.000%	9/1/20	10,100	11,929
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	3,940	4,207
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,458
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	3,888
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,117
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	862
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,000	12,058
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,171
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,189
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	20,269
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,125	8,255
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,932
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,979
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,687
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,161
1 Gwinnett County GA School District GO	5.000%	2/1/22	25,000	30,558
1 Gwinnett County GA School District GO	5.000%	8/1/22	13,000	16,059
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,788
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,796
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	16,070	16,158
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,573
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,463
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	2,034
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,645

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,273
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,678
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.290%	7/1/17	18,000	17,998
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.310%	7/1/17	17,500	17,502
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,034
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.350%	12/11/20	9,500	9,735
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	23,825	27,382
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,000	2,299
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,945
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	1,510	1,840
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,612
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,388
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	4,015	4,494
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	8,504
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,213
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,711
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,171
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,799
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,218
				666,855
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	869
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,323
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,782
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,131
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	686
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,618
Guam Power Authority Revenue	5.000%	10/1/18	475	521
Guam Power Authority Revenue	5.000%	10/1/20	520	597
				8,527
Hawaii (1.1%)
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,164
Hawaii GO	5.000%	6/1/16	13,920	14,148

Hawaii GO	5.000%	12/1/18	17,250	19,269
Hawaii GO	5.000%	6/1/19	6,960	7,889
Hawaii GO	5.000%	6/1/19	2,370	2,686
Hawaii GO	5.000%	8/1/19	3,735	4,256
Hawaii GO	5.000%	8/1/19	3,500	3,988
Hawaii GO	5.000%	11/1/19	11,960	13,735
Hawaii GO	5.000%	11/1/19	40,725	46,768
Hawaii GO	5.000%	12/1/19	5,000	5,757
Hawaii GO	5.000%	8/1/20	10,985	12,887
Hawaii GO	5.000%	8/1/20	13,905	16,312
Hawaii GO	5.000%	8/1/21	12,610	15,170
Hawaii GO	5.000%	8/1/21	7,000	8,421
Hawaii GO	5.000%	8/1/22	6,000	7,370
Hawaii GO	5.000%	8/1/22	2,500	3,071
Hawaii GO	5.000%	10/1/22	9,000	11,094
Hawaii GO	5.000%	10/1/22	7,000	8,629
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,228
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,156
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,407
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,999
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,456
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,897
Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,379
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,814
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,728
				235,678
Idaho (0.1%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/20	5,000	5,890
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/21	2,000	2,409
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/22	2,000	2,460
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/23	4,400	5,472
				16,231
Illinois (4.5%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,477
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,681
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,259
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,108
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,072
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,008
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,342
2 Chicago IL Board of Education GO PUT	0.880%	6/2/16	23,950	23,729
2 Chicago IL Board of Education GO PUT	4.010%	3/1/17	10,000	9,993
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,691
Chicago IL GO	5.000%	1/1/22	15,000	15,743
Chicago IL GO	5.000%	1/1/23	18,500	19,211
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,566
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	4,470	5,355
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	6,116
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,374

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	7,801
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	780
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,733
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,346
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,950	2,088
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,110
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,170	1,287
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,000	4,678
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	585
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	5,300	6,318
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,341
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	8,452
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,328
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.160%	2/5/16 (4)	21,135	21,135
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.160%	2/5/16	31,665	31,665
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,129
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,288
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,315
Chicago IL Water Revenue	5.000%	11/1/18	675	731
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,071
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,099
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,776
Cook County IL GO	5.000%	11/15/18	2,000	2,172
Cook County IL GO	5.000%	11/15/19	1,500	1,650
Cook County IL GO	5.000%	11/15/20	1,500	1,697
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,040
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,120
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,133
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,379
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,214
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	30,070
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,679
3 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.020%	2/5/16	14,840	14,840
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.010%	2/5/16	17,000	17,000
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	3,275	3,448
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,593
3 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.130%	2/5/16 (12)	7,200	7,200
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	254
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,224
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,284

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	563
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,116
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,365
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,394
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,755
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,854
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/1/16	3,100	3,100
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/5/16	29,955	29,955
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	2,560	2,951
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,290
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,279
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,535	1,821
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,520
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,632
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	570
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,166
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,189
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,207
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,158
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,191
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	1,994
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,228
3 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.030%	2/5/16	30,825	30,825
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,395	2,398
Illinois GO	5.500%	8/1/17 (14)	1,425	1,502
Illinois GO	5.000%	4/1/18	2,500	2,664
Illinois GO	5.000%	5/1/18	8,000	8,544
Illinois GO	5.000%	8/1/18	22,000	23,638
Illinois GO	5.250%	1/1/19	8,060	8,800
Illinois GO	5.000%	2/1/19	875	951
Illinois GO	5.000%	8/1/19	26,625	29,188
Illinois GO	5.000%	2/1/20	3,000	3,321
Illinois GO	5.000%	3/1/20	10,115	11,215

Illinois GO	5.000%	4/1/20	2,000	2,221
Illinois GO	5.000%	5/1/20	24,500	27,254
Illinois GO	5.000%	7/1/20	12,500	13,950
Illinois GO	5.000%	8/1/20 (4)	6,500	7,358
Illinois GO	5.000%	1/1/21 (4)	8,425	9,377
Illinois GO	5.000%	2/1/21	4,100	4,614
Illinois GO	5.000%	4/1/21	8,500	9,589
Illinois GO	5.000%	5/1/21	17,000	19,200
Illinois GO	5.000%	1/1/23	19,200	21,815
Illinois GO	5.000%	1/1/24	19,200	21,759
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,175
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,000
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,356
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,994
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,773
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,113
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	22,989
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,728
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,479
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,874
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	18,008
3 Illinois Toll Highway Authority Revenue TOB
VRDO	0.030%	2/5/16	10,435	10,435
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16	20,095	20,095
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16	27,000	27,000
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	17,875	18,564
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,123
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	5,000
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,796
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,537
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,424
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,618
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,148
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,089
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,034
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,617
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,141
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	711
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	645	761
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,164
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,229
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,333
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,777
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	6,037

Springfield IL Electric Revenue	5.000%	3/1/24	4,465	5,430
				975,811
Indiana (1.1%)
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/21	200	239
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/22	250	303
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/23	250	307
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	4,969
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,102
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,642
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,817
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.010%	2/5/16 LOC	15,000	15,000
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	985
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,345
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,606
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,292
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,176
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,993
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,532
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,404
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,853
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,888
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,162
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,061
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	892
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,112
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,483

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	880
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	7,976
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,103
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	382
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	982
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	439
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	2,011
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	455
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,216
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,272
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16 (Prere.)	65	67
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,630	2,689
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,067
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	4.000%	8/1/17	8,000	8,384
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,617
Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	20,986
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,067
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,099
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,420
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,703
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,205
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,684
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	961
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	581
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,527
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,326
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,064
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/17	1,890	1,947
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,147
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,503

Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	1,013
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,549
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,539
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,646
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,753
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,868
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,981
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,282
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,369
3 Zionsville IN Community Schools Building Corp.
Revenue TOB VRDO	0.150%	2/5/16 (4)LOC	5,355	5,355
				244,335
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,260
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,659
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,364
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,610
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	28,385	29,703
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,887
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	11,342
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	12,321
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,381
				77,527
Kansas (0.4%)
2 Kansas Department of Transportation Highway
Revenue	0.526%	9/1/17	4,000	3,985
2 Kansas Department of Transportation Highway
Revenue	0.606%	9/1/18	3,500	3,478
2 Kansas Department of Transportation Highway
Revenue	0.686%	9/1/19	3,000	2,977
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,046
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,121
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,284

Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	20,926
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,765	4,518
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,565	21,227
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	5,898
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,644
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,218
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,509
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	568
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,825
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	909
				76,133
Kentucky (0.7%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.760%	2/1/17	11,170	11,181
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,747
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.191%	2/1/20	25,000	24,806
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,892
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,025	7,049
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,958
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,297
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,520
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,840	18,791
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	5,431
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,060	18,134
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	29,216
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,749
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	5,008

Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,585
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16 (ETM)	990	1,013
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,186
				158,563
Louisiana (1.0%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,541
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.799%	8/1/18	24,005	23,844
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,114
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,344
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,161
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,185
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,410
3 Louisiana BAN TOB VRDO	0.010%	2/1/16 LOC	22,000	22,000
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	9,179
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,902
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,814
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.769%	5/1/17	44,500	44,556
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.769%	5/1/18	12,500	12,455
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.849%	5/1/18	5,000	4,998
Louisiana GO	5.000%	8/1/16	5,000	5,119
Louisiana GO	5.000%	5/1/22	10,320	12,526
Louisiana GO	5.000%	5/1/22	2,800	3,399
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,456
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,135
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,547
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,317
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	1,060	1,107
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,185
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	338
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	520
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	409
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,149
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,409
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,275

New Orleans LA GO	5.000%	12/1/18	4,065	4,498
New Orleans LA GO	5.000%	12/1/20	1,400	1,628
New Orleans LA GO	5.000%	12/1/21	1,200	1,419
New Orleans LA GO	5.000%	12/1/22	700	841
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	545
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	561
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	353
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	418
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,904
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	423
New Orleans LA Water Revenue	5.000%	12/1/20	400	464
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,798
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	9,942
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,775
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,375	9,473
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,169
				223,605
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	12,533
Maine Municipal Bond Bank Infrastructure
Revenue (TransCap Project)	5.000%	9/1/16	4,225	4,341
				16,874
Maryland (3.8%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,866
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,983
Baltimore County MD GO	5.000%	2/1/18	2,900	3,150
Baltimore County MD GO	5.000%	2/1/18	9,000	9,774
Baltimore County MD GO	5.000%	2/1/20	2,100	2,438
Baltimore County MD GO	5.000%	10/15/21	10,400	12,572
Baltimore County MD GO	5.000%	8/1/23	3,700	4,650
Baltimore County MD GO	5.000%	8/1/25	3,000	3,669
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	538
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,537
Howard County MD GO	5.000%	2/15/17	3,450	3,614
Howard County MD GO	5.000%	2/15/18	3,895	4,236
Howard County MD GO	5.000%	2/15/19	3,830	4,313
Howard County MD GO	5.000%	8/15/19	5,000	5,723
Howard County MD GO	5.000%	2/15/20	4,475	5,202
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,561
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	15,874
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	18,430
Maryland Department of Transportation
Revenue	5.000%	12/15/21	7,920	9,661
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	47,554
Maryland Department of Transportation
Revenue	5.000%	12/15/22	11,255	13,966

Maryland Department of Transportation
Revenue	5.000%	12/15/23	20,410	25,743
Maryland Department of Transportation
Revenue	4.000%	12/15/24	17,620	20,774
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	9,000
Maryland GO	5.000%	3/1/16	10,000	10,044
Maryland GO	5.000%	11/1/16	15,350	15,890
Maryland GO	5.000%	8/1/17	8,495	9,064
Maryland GO	5.000%	8/1/17	5,000	5,335
Maryland GO	5.000%	8/1/17	5,070	5,409
Maryland GO	5.000%	8/1/17	26,445	28,215
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,983
Maryland GO	5.000%	3/1/18	1,150	1,253
Maryland GO	5.250%	3/1/18	2,400	2,627
Maryland GO	5.000%	8/1/18	24,160	26,705
Maryland GO	5.000%	8/1/18	28,795	31,828
Maryland GO	5.000%	11/1/18	2,525	2,815
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	33,040
Maryland GO	5.000%	11/1/19	4,265	4,914
Maryland GO	4.500%	8/1/20	4,215	4,872
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,460
Maryland GO	4.000%	8/1/21	20,000	23,067
Maryland GO	5.000%	8/1/21	30,000	36,305
Maryland GO	5.000%	8/1/22	10,000	12,363
Maryland GO	5.000%	8/1/22	4,430	5,477
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	898
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	936
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,165
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.436%	11/15/16	2,000	2,007
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.116%	11/15/17	5,930	5,947
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.116%	11/15/17	19,645	19,703
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.866%	5/15/18	5,100	5,099
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.886%	5/15/18	9,500	9,502
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,211
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,598
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,543

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,591
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/20	2,170	2,537
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/21	1,785	2,134
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/22	4,600	5,596
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,000	1,091
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	762
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	594
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,457
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,646
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,818
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,632
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	8,288
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,963
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	15,099
Montgomery County MD GO	5.000%	11/1/16	4,730	4,896
Montgomery County MD GO	5.000%	8/1/17	12,100	12,910
Montgomery County MD GO	5.000%	11/1/17	4,800	5,169
Montgomery County MD GO	5.000%	7/1/18	32,050	35,321
Montgomery County MD GO	5.000%	7/1/18	3,400	3,747
Montgomery County MD GO	5.000%	8/1/18	2,000	2,211
Montgomery County MD GO	5.000%	11/1/19	2,840	3,272
Montgomery County MD GO	5.000%	11/1/21	22,680	27,613
Montgomery County MD GO	5.000%	12/1/21	10,000	12,200
Montgomery County MD GO	5.000%	12/1/22	8,650	10,764
Montgomery County MD GO CP	0.020%	2/2/16	17,500	17,500
Montgomery County MD GO CP	0.020%	2/8/16	9,800	9,800
Montgomery County MD GO CP	0.020%	2/16/16	5,000	5,000
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	16,957
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/22	15,290	17,908
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,664

Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,240
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,006
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	5,863
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/21	4,695	5,657
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,060	1,082
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.375%	7/1/21	5,675	5,835
				821,926
Massachusetts (4.5%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,379
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,026
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.110%	2/5/16	19,868	19,868
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.010%	2/5/16	18,900	18,900
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,494
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,567
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	8,068
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,357
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,358
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16 (ETM)	800	816
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	800	812
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,089
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,082
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	479
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	440	471
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.560%	9/30/16	11,000	11,005
3 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	0.130%	2/5/16 LOC	11,630	11,630
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,741
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	3,270	3,829
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	4,028
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,211

Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	42,730	43,155
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/19	1,540	1,694
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,030	1,160
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	1,180	1,355
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,165	1,360
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,835	2,162
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	290	295
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	932
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	145	148
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	225	229
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.560%	1/30/18	8,865	8,847
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.490%	1/29/20	5,500	5,373
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/17	1,000	1,046
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/18	1,025	1,095
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,172
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,206
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,208
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,294
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,521
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,397
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,247
1 Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,681
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,736
1 Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	889
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.290%	7/1/17	14,860	14,791

Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,138
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,865
Massachusetts GO	5.000%	10/1/16	6,800	7,016
2 Massachusetts GO	0.350%	1/1/17	11,750	11,754
2 Massachusetts GO	0.130%	2/1/17	59,460	59,469
2 Massachusetts GO	0.370%	2/1/17	7,500	7,505
Massachusetts GO	5.000%	10/1/17	27,000	28,990
Massachusetts GO	5.500%	11/1/17	2,100	2,280
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,546
2 Massachusetts GO	0.440%	1/1/18	10,000	9,964
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,625
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,236
Massachusetts GO	5.000%	10/1/18	30,000	33,358
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,476
Massachusetts GO	5.500%	10/1/18	4,955	5,575
Massachusetts GO	5.000%	12/1/18	30,000	33,553
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,737
Massachusetts GO	5.000%	4/1/20	45,000	52,317
Massachusetts GO	5.000%	8/1/20	33,155	38,967
Massachusetts GO	5.000%	8/1/21	40,500	48,815
Massachusetts GO	5.000%	7/1/22	3,235	3,962
Massachusetts GO	5.000%	11/1/23	10,000	12,403
Massachusetts GO	5.000%	6/1/24	10,000	11,620
Massachusetts GO	5.000%	10/1/24	7,860	9,511
Massachusetts GO	5.000%	7/1/25	14,955	18,333
Massachusetts GO	5.000%	7/1/26	7,020	8,557
2 Massachusetts GO PUT	0.310%	8/1/17	20,000	19,939
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,675	5,720
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,995
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	525
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	2/1/16	3,445	3,445
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,348
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,039
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/22	5,000	5,641
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	2/5/16	13,000	13,000
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,102
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,614

Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	8,900	9,515
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	5,440	5,866
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	9,560	10,153
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,131
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	7,011
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,551
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,141
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,030
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,025
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/22	2,850	3,427
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,804
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,145
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,600
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	1,853
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,316
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,112
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,295
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	5,144
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	18,852
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,543
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,316
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	3,900	4,706
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.130%	2/5/16 (4)LOC	27,140	27,140
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	7,820
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,476
University of Massachusetts Building Authority
Revenue VRDO	0.010%	2/5/16	41,000	41,000
University of Massachusetts Building Authority
Revenue VRDO	0.030%	2/5/16	10,000	10,000
				972,115
Michigan (2.5%)
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,152
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	542
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	701

Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,427
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,750
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,286
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	2,018
East Lansing MI School District GO	5.000%	5/1/20	600	693
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,521
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	11/15/16	1,050	1,087
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,610
L'Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	785
L'Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,158
L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,929
L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	296
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,125
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,889
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,367
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	2,839
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,341
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	8,102
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,263
Michigan Finance Authority Revenue	5.000%	10/1/19	850	958
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,352
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,403
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,471
Michigan Finance Authority Revenue	5.000%	10/1/22	525	616
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/17	1,000	1,047
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,393
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,500	4,123
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	2,993
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	885	901
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	5,115	5,205
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	4,000	4,070
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	3.000%	7/1/17	500	514
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	3.000%	7/1/17	200	206
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,100	1,161
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,293
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,290
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	528
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,250	1,357
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,544

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,999
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,249
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,243
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,202
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,926
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,469
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	9,208
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,796
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	1,890	2,175
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,453
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21	1,000	1,175
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	19,129
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,765
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,533
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	1,000	1,189
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/17	1,000	1,056
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/18	805	881
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/19	1,000	1,128
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/20	600	695
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/21	600	710
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/22	800	962
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	664
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	750	880
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,193
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	527
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	539
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	1,000	1,097
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	660

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,000	2,224
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,909
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	1,500	1,818
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,216
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	556
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,721
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,235	10,840
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,992
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,500	6,717
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,000	7,403
3 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	0.010%	2/5/16	2,500	2,500
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,277
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	55,642
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	22,764
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,350	11,580
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,374
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,327
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,949
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,848
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,310
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	6,976
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,779
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,466
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	445
Michigan State University Revenue	5.000%	2/15/17	6,135	6,424
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	7,582
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,126
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	259

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	533
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,122
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	924
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	710
1 Rochester MI Community School District GO	5.000%	5/1/20	6,980	8,051
1 Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,813
1 Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,983
1 Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,493
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,448
Royal Oak MI City School District GO	5.000%	5/1/21	600	712
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.250%	8/1/16 (ETM)	5,000	5,124
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,492
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,699
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,387
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,421
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,013
University of Michigan Revenue	4.000%	4/1/16	10,650	10,722
University of Michigan Revenue	4.000%	4/1/17	11,385	11,861
University of Michigan Revenue	5.000%	4/1/21	1,000	1,200
University of Michigan Revenue	5.000%	4/1/22	600	737
University of Michigan Revenue	5.000%	4/1/23	500	625
2 University of Michigan Revenue PUT	0.440%	4/2/18	22,000	21,846
University of Michigan Revenue VRDO	0.010%	2/5/16	15,000	15,000
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,773
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,788
Western MI University Revenue	5.000%	11/15/21	1,000	1,200
1 Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	2,019
1 Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	2,079
1 Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,968
				531,576
Minnesota (0.8%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	1,968
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	413
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,207

Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	647
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	239
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	7,656
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	8,559
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,544
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,210
Minnesota GO	5.000%	10/1/16 (ETM)	50	52
Minnesota GO	5.000%	10/1/16	4,950	5,106
Minnesota GO	5.000%	12/1/16	8,150	8,466
Minnesota GO	5.000%	10/1/17 (ETM)	35	38
Minnesota GO	5.000%	10/1/17	2,240	2,405
Minnesota GO	5.000%	8/1/18	8,375	9,253
Minnesota GO	5.000%	8/1/18	3,825	4,226
Minnesota GO	5.000%	8/1/18	3,000	3,314
Minnesota GO	5.000%	11/1/19	2,000	2,303
Minnesota GO	5.000%	8/1/21	15,500	18,739
Minnesota GO	5.000%	8/1/21	6,000	7,250
Minnesota GO	5.000%	8/1/22	12,900	15,921
Minnesota GO	5.000%	8/1/23	6,665	7,821
Minnesota GO	4.000%	10/1/24	14,225	16,669
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,307
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,482
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,255
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,547
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,409
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,891
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/16	1,250	1,265
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/17	1,000	1,054
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,800	3,357
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,430
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,796
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,930
				171,729
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,303
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,052
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,792
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.125%	9/1/17	1,250	1,253
2 Mississippi GO	0.540%	9/1/17	5,000	5,000
3 Mississippi GO TOB VRDO	0.010%	2/5/16	3,680	3,680
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.310%	8/15/20	7,875	7,800

Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,668
				42,548
Missouri (0.9%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,241
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,146
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,524
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,612
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,482
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	928
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,374
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,741
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,665
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,651
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,078
1 Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,025	1,169
1 Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/22	1,250	1,447
1 Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/23	1,500	1,753
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	19,757
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,435
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,235
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	829
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	979
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,623
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,375	4,073

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,503
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,561
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,096
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,343
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,467
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	7,295	8,533
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	50,661
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	5,266
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,200	2,448
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	7,365
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,365	5,219
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/18	1,500	1,642
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/18	1,250	1,391
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/19	2,750	3,108
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,868
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,125	1,307
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,000	1,177
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,250	1,486
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	2,236
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,205	3,880
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,500	1,830

St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,404
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,420
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,089
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,319
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	636
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,207
				188,204
Montana (0.0%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,519

Multiple State (0.0%)
[2,3] Eaton Vance Municipal Bond Fund II	1.060%	7/1/19	4,975	4,973

Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,796
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,555
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	6/1/19	11,175	12,487
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	56,881
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/19	750	816
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/20	1,400	1,606
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/22	1,000	1,181
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	546
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	813
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	658
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,681
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,556
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	3,215	3,262
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	3,335	3,425
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	3,995	4,089

Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	5,415	5,826
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	11,545	12,337
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,042
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,622
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,119
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,119
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,219
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	7,073
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,457
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,799
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/20	7,370	8,525
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	7,603
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	9,644
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,650
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,598
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,709
				171,694
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,018
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,141
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,317
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	35,120
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	2,090
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.010%	2/5/16 LOC	15,500	15,500
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/19	2,375	2,689
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,492
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,578
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/22	3,000	3,641
Clark County NV School District GO	5.000%	6/15/21	23,970	25,795
Clark County NV School District GO	5.000%	6/15/22	9,245	9,943
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,478
				112,802
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,920
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,391
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,419
				15,730

New Jersey (4.6%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	2,922
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,165
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,467
Atlantic City NJ GO	5.000%	12/1/20	7,185	6,188
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,571
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,687
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,287
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,810
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,664
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,321
[2,3] Eaton Vance New Jersey Municipal Bond Fund
II	1.010%	7/1/19	8,675	8,672
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/18	1,600	1,743
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/19	1,700	1,904
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/20	1,800	2,069
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	3,273
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,200	1,420
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,343
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/21	2,000	2,296
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/22	1,000	1,164
New Jersey COP	5.000%	6/15/16	6,695	6,804
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	15,217
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19 (ETM)	29,800	33,514
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,735	69,740
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,573
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,687
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,666
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,706
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	20,115	20,917
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	12,310	12,753

2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.910%	2/1/17	14,000	13,833
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	8,010
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,888
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	14,837
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	555	585
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,598
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,869
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	18,234
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,052
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	9,070
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,627
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,299
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,793
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	16,138
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,502
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.740%	2/1/17	4,000	3,964
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	2,943
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,674
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,076
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,647
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,423
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	5,901
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,742
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,829
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	10,851
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,626
New Jersey GO	5.000%	8/15/16	12,120	12,420
New Jersey GO	5.000%	8/15/17	11,660	12,349
New Jersey GO	5.000%	6/1/18	5,000	5,416

New Jersey GO	5.000%	8/15/19	8,395	9,407
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,725
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,112
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,090
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	4,004
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,692
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	3,844
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,037
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,187
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,247
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,350
3 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.160%	2/5/16 (12)	9,150	9,150
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,171
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,785
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,396
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	3,943
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,338
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,660
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	25,444
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	12,078
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	1,295	1,438
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	13,935
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,890	3,228
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,801

2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.010%	12/15/19	41,000	39,794
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.210%	12/15/21	24,000	22,814
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	10,543
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	31,629
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	7,907
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	16,938
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	34,073
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	16,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,723
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,639
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	4,875	5,441
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	2/5/16 (4)LOC	21,285	21,285
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	2/5/16 LOC	16,250	16,250
2 New Jersey Turnpike Authority Revenue	0.560%	1/1/18	40,000	39,791
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	859
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,174
2 New Jersey Turnpike Authority Revenue PUT	0.630%	1/1/17	10,000	9,996
2 New Jersey Turnpike Authority Revenue PUT	0.690%	1/1/18	10,115	10,087
2 New Jersey Turnpike Authority Revenue PUT	0.690%	1/1/18	15,000	14,958
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,129
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,129
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,324
Rutgers State University New Jersey Revenue
VRDO	0.010%	2/1/16	7,900	7,900
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,219
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	2,000	2,029
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	225,000	57,258
Union County NJ GO	4.000%	2/15/19	4,255	4,626
Union County NJ GO	4.000%	2/15/20	5,355	5,941
Union County NJ GO	5.000%	2/15/21	5,615	6,644
Union County NJ GO	5.000%	2/15/22	6,275	7,547
				997,216
New Mexico (0.8%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,349
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,788

	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	1,800	2,117
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	6,580	7,738
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	1,130	1,363
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	5,450	6,576
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,526
	Farmington NM Pollution Control Revenue
	(Southern California Edison Co. Four Corners
	Project) PUT	1.875%	4/1/20	19,000	19,345
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	9/1/16	10,000	10,210
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/16	7,000	7,206
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/17	5,000	5,296
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/17	9,000	9,555
	New Mexico GO	5.000%	3/1/16	19,290	19,374
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services)	5.000%	8/1/21	1,600	1,898
3	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) TOB VRDO	0.020%	2/5/16	6,660	6,660
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.010%	2/5/16	8,100	8,100
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.856%	2/1/18	5,000	5,005
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.906%	8/1/18	5,200	5,209
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	1.036%	8/1/19	37,500	37,163
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,394
					169,872
New York (14.5%)
	Albany NY Industrial Development Agency Civic
	Facility Revenue (Albany Medical Center
	Hospital Project) VRDO	0.030%	2/5/16 LOC	4,200	4,200
	Brooklyn NY Local Development Corp. PILOT
	Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,221
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/20	1,265	1,429
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/21	1,355	1,547
[2,3] Eaton Vance New York Municipal Bond Fund II		0.860%	7/1/19	5,750	5,748
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	1,125	1,188
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	3,000	3,166

Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,178
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,685
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/20	1,295	1,506
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,295	1,539
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	750	908
2 Long Island NY Power Authority Electric System
Revenue PUT	0.949%	11/1/18	16,850	16,737
2 Long Island NY Power Authority Electric System
Revenue PUT	1.179%	11/1/18	30,000	29,987
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,184
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,092
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	3,971
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,256
Nassau County NY GO	5.000%	4/1/20	14,340	16,556
Nassau County NY GO	5.000%	4/1/21	11,075	13,070
1 Nassau County NY GO	5.000%	1/1/22	9,685	11,596
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,345
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,770
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,896
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,164
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,738
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	406
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,564
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	928
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	689
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,174

New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	777
New York City NY GO	5.000%	2/1/16	1,000	1,000
New York City NY GO	5.000%	3/1/16	10,795	10,842
New York City NY GO	5.000%	3/1/16	2,500	2,511
New York City NY GO	5.000%	4/1/16	3,500	3,529
New York City NY GO	5.000%	8/1/16	16,925	17,326
New York City NY GO	5.000%	8/1/16	1,000	1,024
New York City NY GO	5.000%	8/1/16	1,000	1,024
New York City NY GO	5.000%	8/1/16	27,500	28,152
New York City NY GO	5.000%	8/1/16	7,150	7,320
New York City NY GO	5.000%	8/1/16	5,000	5,119
New York City NY GO	5.000%	8/1/17	9,750	10,401
New York City NY GO	5.000%	8/1/17	13,590	14,497
New York City NY GO	5.000%	8/1/17	6,000	6,401
New York City NY GO	5.000%	8/1/17	3,800	4,054
New York City NY GO	5.000%	8/1/17	8,185	8,731
New York City NY GO	5.000%	10/1/17	2,500	2,683
New York City NY GO	5.000%	10/1/17	5,150	5,528
New York City NY GO	5.000%	8/1/18	6,000	6,619
New York City NY GO	5.000%	8/1/18	4,650	5,130
New York City NY GO	5.000%	8/1/18	3,250	3,586
New York City NY GO	5.000%	8/1/18	6,000	6,619
New York City NY GO	5.000%	8/1/18	13,030	14,375
New York City NY GO	5.000%	8/1/18	25,315	27,928
New York City NY GO	5.000%	8/1/18	5,000	5,516
New York City NY GO	5.000%	8/1/18	7,500	8,274
New York City NY GO	5.000%	10/1/18	7,650	8,488
New York City NY GO	4.000%	8/1/19	12,165	13,423
New York City NY GO	5.000%	8/1/19	15,000	17,067
New York City NY GO	5.000%	8/1/19	5,830	6,634
New York City NY GO	5.000%	8/1/19	7,225	8,221
New York City NY GO	5.000%	8/1/19	20,155	22,933
New York City NY GO	5.000%	8/1/19	8,000	9,103
New York City NY GO	5.000%	8/1/19	15,000	17,067
New York City NY GO	5.000%	8/1/19	5,000	5,689
New York City NY GO	5.000%	8/1/19	5,000	5,689
New York City NY GO	5.000%	8/1/20	4,500	5,268
New York City NY GO	5.000%	8/1/20	1,880	2,201
New York City NY GO	5.000%	8/1/20	33,525	39,243
New York City NY GO	5.000%	8/1/20	20,000	23,411
New York City NY GO	5.000%	10/1/20	4,375	5,144
2 New York City NY GO	0.390%	8/1/21	4,650	4,650
2 New York City NY GO	0.480%	8/1/21	6,350	6,350
New York City NY GO	5.000%	8/1/21	10,000	12,007
New York City NY GO	5.000%	8/1/21	11,985	14,390
New York City NY GO	5.000%	8/1/21	2,000	2,401
New York City NY GO	5.000%	8/1/21	5,890	7,072
New York City NY GO	5.000%	8/1/21	17,280	20,748
New York City NY GO	5.000%	8/1/21	4,000	4,803
New York City NY GO	5.000%	8/1/21	6,100	7,324
New York City NY GO	5.000%	8/1/22	40,930	50,074
New York City NY GO	5.000%	8/1/22	1,470	1,798
New York City NY GO	5.000%	8/1/22	4,000	4,894
New York City NY GO	5.000%	8/1/22	5,000	6,117
New York City NY GO	5.000%	8/1/23	10,000	12,423
2 New York City NY GO	0.410%	8/1/27	18,500	18,477

New York City NY GO VRDO	0.010%	2/1/16	3,800	3,800
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	8,519
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,540
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.750%	11/1/16	5,140	5,141
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	7,230	7,234
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,657
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,398
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,030
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,842
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,159
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,188
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,086
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,866
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,539
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,357
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,681
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,249
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/5/16	8,000	8,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	10,600	10,600
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	23,717
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,138
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20	1,500	1,752
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	1,520	1,822
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22	4,585	5,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	26,470	27,389
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	17,015	17,618

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,177
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,010	8,294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17 (ETM)	295	308
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,205	2,307
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	21,545
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	21,545
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	825	888
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	6,175	6,652
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,303
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	13,326
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	9,830
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	28,842
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,396
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,654
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,000	10,922
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	6,000	7,410
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	2/1/16	4,025	4,025
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/5/16	5,700	5,700
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,362
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,621
New York Convention Center Development
Corp. Revenue	5.000%	11/15/21	2,000	2,406
New York Convention Center Development
Corp. Revenue	5.000%	11/15/22	1,000	1,223
New York Metropolitan Transportation Authority
Revenue	0.250%	3/1/16	50,000	50,001
2 New York Metropolitan Transportation Authority
Revenue	0.976%	11/1/16	3,495	3,497
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,219
2 New York Metropolitan Transportation Authority
Revenue	1.116%	11/1/17	2,950	2,954
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,386

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,541
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,466
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,784
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,670
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	2,951
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,227
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,317
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,114
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,670
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,398
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,515
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,147
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,244
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,902
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,420
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,262
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	10,938
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,829
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,824
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,836
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,884
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,500	1,806
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,481
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	6,021
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,750	2,107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	1,000	1,223
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,250	2,752
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,238

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,775	3,388
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.020%	2/5/16 (13)	4,495	4,495
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.960%	11/1/19	9,300	9,349
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,434
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.390%	6/1/17	20,130	20,065
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.380%	11/1/18	2,000	1,974
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.460%	11/1/19	2,750	2,715
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.590%	11/1/19	21,000	20,830
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,693
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,454
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,015
3 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.100%	2/5/16	13,955	13,955
2 New York Metropolitan Transportation Authority
Revenue PUT	0.986%	11/1/16	12,500	12,509
2 New York Metropolitan Transportation Authority
Revenue PUT	1.136%	11/1/16	15,000	15,017
2 New York Metropolitan Transportation Authority
Revenue PUT	0.765%	5/15/17 (4)	17,500	17,489
2 New York Metropolitan Transportation Authority
Revenue PUT	0.636%	11/1/17	7,280	7,215
2 New York Metropolitan Transportation Authority
Revenue PUT	1.126%	11/1/17	8,805	8,839
2 New York Metropolitan Transportation Authority
Revenue PUT	0.370%	11/15/17	49,600	49,310
2 New York Metropolitan Transportation Authority
Revenue PUT	0.895%	5/15/18 (4)	20,750	20,708
2 New York Metropolitan Transportation Authority
Revenue PUT	0.586%	11/1/19	5,215	5,085
2 New York Metropolitan Transportation Authority
Revenue PUT	0.590%	6/1/20	87,500	86,406
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	12,374
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,476
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,318
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,483
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	9,165
3 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.020%	2/5/16 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,524

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,657
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,770
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	59
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,603
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,455	2,502
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,284
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,855
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,737
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,852
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,212
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	2,996
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,425	2,891
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17	1,000	1,039
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,740	1,852
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,600	10,056
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,840	17,640
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,405
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	7,465	8,117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	29,891
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	19,642
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,655

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	25,369
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,145	4,664
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,000	11,253
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	17
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,335
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,635
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	11,234
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	39,812
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	15,045
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	9,255
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,980	5,651
3 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.010%	2/5/16	500	500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,154
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,534
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,484
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,144
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,770
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,662
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,539
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,375
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,496
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,863
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,706
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,141
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,654
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,982

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,320
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,712
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	8,664
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,152
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,477
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	3,961
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17 (ETM)	385	410
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17	1,795	1,862
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	230	262
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,060	1,120
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	100,000	119,933
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	3,054
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,286
3 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.020%	2/5/16	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,009
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,394
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,212
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,523
New York State GO	5.000%	3/1/19	12,715	14,347
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,150	4,166
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,912
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,254
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,511
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,770
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	2/5/16	14,300	14,300
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.010%	2/5/16 LOC	3,565	3,565

3 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project) TOB VRDO	0.020%	2/5/16	10,000	10,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	6,916
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	630	644
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,131
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	93,777
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,725
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,898
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,813
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	40,331
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	19,103
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,821
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	6,661
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	9,205
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	682
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	564
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	10,095	10,537
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	20,809
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	21,812
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,061
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,785
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,903
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,218
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,685
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,667
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	59,649
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	55,635
3 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.090%	2/5/16	10,115	10,115
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16	1,300	1,300
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/17	1,000	1,050

	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	4.000%	4/1/18	500	532
	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	5.000%	4/1/19	500	560
[2,3] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.630%	10/1/17	17,500	17,502
3	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.100%	2/5/16 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19 (ETM)	500	549
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,547
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,276
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,618
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,172
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,925
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,143
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,712
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,535
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,547
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,044
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,275
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,371
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,338
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	960
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,452
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,367
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,593
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,397
	Suffolk County NY RAN	2.000%	3/24/16	27,500	27,564
	Suffolk County NY TAN	2.000%	7/27/16	75,000	75,470
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	6,500	6,882
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	1,225	1,297
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	29,615	30,099
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	25,500	25,914
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	10,100	10,699
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/22	5,000	5,299
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/17	3,815	4,116
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.360%	1/1/18 (4)	5,000	4,988
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	1/1/18	13,435	14,550
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/18	7,000	7,814

2 Triborough Bridge & Tunnel Authority New York
Revenue	0.450%	1/1/19 (4)	1,700	1,694
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	500	593
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	1,000	1,215
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	850	1,050
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.806%	1/3/17	5,000	5,017
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.686%	2/1/19	11,350	11,278
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	763
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,203
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	891
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	521
3 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.020%	2/5/16	13,000	13,000
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,414
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,153
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,611
Yonkers NY GO	4.000%	10/1/17	505	531
Yonkers NY GO	3.000%	7/1/18	500	523
Yonkers NY GO	3.000%	8/15/18	1,000	1,047
Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,854
Yonkers NY GO	3.000%	8/15/19	885	934
Yonkers NY GO	3.000%	8/15/20	1,115	1,176
				3,132,348
North Carolina (1.4%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	7,255
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,070	4,968
Charlotte NC COP VRDO	0.020%	2/5/16	2,850	2,850
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,301
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,240
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,935
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,248
Guilford County NC GO	5.000%	8/1/16	5,000	5,120
Guilford County NC GO	5.000%	8/1/17	5,000	5,335
Guilford County NC GO	5.000%	3/1/18	3,340	3,638
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,807
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,134
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,766

North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.500%	3/1/16	25,000	25,000
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,143
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	19,680
3 North Carolina Capital Improvement Revenue
TOB VRDO	0.010%	2/5/16	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	2,650	2,761
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	7,175	7,476
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,353
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,148
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,937
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,890
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	15,086
North Carolina GAN	5.000%	3/1/22	2,250	2,716
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,009
North Carolina GO	5.000%	3/1/18	16,770	18,208
North Carolina GO	5.000%	6/1/19	2,000	2,274
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,768
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,043
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health) TOB
VRDO	0.160%	2/5/16 LOC	15,375	15,375
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.750%	12/1/17	2,210	2,201
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,140
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,313
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,731
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	6,865
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,391
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,575
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	549

North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,602
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,976
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,999
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19	12,025	13,396
Raleigh NC GO	5.000%	12/1/16	2,470	2,566
Raleigh NC GO	5.000%	12/1/16	2,605	2,706
Raleigh NC GO	5.000%	4/1/20	4,700	5,484
Wake County NC GO	5.000%	2/1/20	4,500	5,225
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,132
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,818
				306,133
North Dakota (0.1%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	775
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,438
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	5,875	6,345
				8,558
Ohio (4.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,104
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	4,023
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,438
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,135
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,806
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	8,041
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	19,152
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	14,409
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	24,343
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	174
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	14,189
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,602
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,677
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,297
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,270
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,626
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	19,597
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	18,662

3 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.160%	2/5/16 (12)	9,315	9,315
Butler County OH Capital Funding Revenue
VRDO	0.010%	2/5/16 LOC	5,375	5,375
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	4,010
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,697
Cleveland OH GO	5.000%	12/1/20	1,800	2,111
Cleveland OH GO	5.000%	12/1/21	2,880	3,443
Cleveland OH GO	5.000%	12/1/22	3,595	4,363
Cleveland OH Income Tax Revenue	5.000%	5/15/17 (ETM)	465	492
Cleveland OH Income Tax Revenue	5.000%	5/15/17	725	764
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,801
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,925
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,469
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,729
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,187
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,080
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,258
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	2/5/16 LOC	9,255	9,255
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,828
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	1,052
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,571
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,766
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.010%	2/5/16 LOC	18,610	18,610
Columbus OH GO	5.000%	9/1/16	5,000	5,139
Columbus OH GO	5.000%	6/1/17	7,510	7,961
Columbus OH GO	5.000%	7/1/17	7,245	7,705
Columbus OH GO	5.000%	7/1/17	5,740	6,105
Columbus OH GO	5.000%	6/1/18	8,000	8,789
Columbus OH GO	5.000%	7/1/18	7,280	8,021
Columbus OH GO	5.000%	7/1/18	4,500	4,958
Columbus OH GO	5.000%	2/15/19	1,910	2,149
Columbus OH GO	5.000%	6/1/19	3,000	3,410
Columbus OH GO	5.000%	7/1/19	6,690	7,622
Columbus OH GO	5.000%	2/15/20	1,905	2,213
3 Columbus OH GO TOB VRDO	0.030%	2/5/16	4,360	4,360
Columbus OH GO VRDO	0.010%	2/5/16	1,150	1,150
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	6,072
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,469
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,827

Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,003
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,247
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,211
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/24	500	611
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,434
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,214
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,998
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,860
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,175
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	7,952
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	2/5/16	3,490	3,490
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.010%	2/5/16	7,645	7,645
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.010%	2/5/16	2,900	2,900
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,360
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,638
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,954
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	4.000%	5/15/17	785	818
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/18	750	819
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,127
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,160
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,189
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	606
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	554
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	828
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	904
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	585

3 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	0.130%	2/5/16 LOC	11,395	11,395
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,270
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,528
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,178
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	1,040	1,121
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	16,313
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,656
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23	1,725	2,095
Kent State University Ohio Revenue	5.000%	5/1/17	500	527
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,906
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,407
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	750	873
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,000	1,180
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.030%	2/5/16	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.060%	2/5/16 (4)	7,715	7,715
3 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.210%	2/5/16	3,990	3,990
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,750	4,506
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,562
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	1,940
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	15,311
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,325
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,618
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,701
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,865
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,116
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,490
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,569
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,200
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	673

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	750	913
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,480
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,153
Ohio Common Schools GO	5.000%	9/15/23	11,315	14,160
Ohio GO	5.000%	9/15/16	10,000	10,297
Ohio GO	5.000%	9/15/17	19,680	21,093
Ohio GO	5.000%	5/1/18	10,960	12,005
Ohio GO	5.000%	9/15/18	5,000	5,548
Ohio GO	5.000%	9/15/18	10,000	11,097
Ohio GO	5.000%	5/1/19	6,680	7,564
Ohio GO	5.000%	5/1/19	5,000	5,662
Ohio GO	5.000%	9/15/19	5,000	5,729
Ohio GO	5.000%	5/1/20	7,000	8,163
Ohio GO	5.000%	9/15/20	26,315	31,021
Ohio GO	5.000%	5/1/21	2,645	3,177
3 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.020%	2/5/16	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	4,500	4,674
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/19	625	701
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,548
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	500	591
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	2/5/16	4,995	4,995
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	2/5/16	2,850	2,850
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	2/5/16	6,745	6,745
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,764
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.340%	2/1/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.340%	2/1/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.340%	2/1/16	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,300
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,811
Ohio Infrastructure Improvement GO	5.000%	9/1/23	5,345	6,685
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,620
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,326
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	2,988
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,721
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,872
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	7,076

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	3,240
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,826
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,653
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,724
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,777
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	369
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,281
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	302
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,097
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,606
Ohio State University General Receipts
Revenue VRDO	0.010%	2/5/16	1,400	1,400
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,973
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,773
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.110%	2/5/16	17,695	17,695
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	24,000	24,453
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,236
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,224
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,751
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,966
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,761
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,927
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,762
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,941
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,080
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,927
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,341
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,609
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	2,083
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,627
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,586

Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,684
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,891
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,538
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,493
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,255
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,746
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,248
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/19	1,560	1,719
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,332
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	799
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,401
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,546
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,739
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,482
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	1,958
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,144
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,950
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,897
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,879
				933,878
Oklahoma (0.1%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	806
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,449
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,544
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/19	3,145	3,358
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,193
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,101
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18	1,000	1,104

Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,277
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,533
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,390
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,613
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,699
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,389
				23,456
Oregon (0.5%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/19	410	441
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	546
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	387
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	411
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	3,007
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,229
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,203
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,083
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	8,379
3 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.020%	2/5/16	5,000	5,000
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,631
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,256
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,818
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,710
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,067
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,144
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,494
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.890%	10/1/17	8,750	8,750
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.010%	9/15/18	10,000	10,000

Oregon GO	5.000%	8/1/18	3,215	3,554
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	4,525	4,850
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,525
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,454
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,311
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,369
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,284
3 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.010%	2/5/16 LOC	10,000	10,000
				110,903
Pennsylvania (5.2%)
Allegheny County PA GO	4.000%	12/1/16	17,830	18,364
Allegheny County PA GO	5.000%	12/1/18	7,000	7,781
Allegheny County PA GO	5.000%	12/1/19	5,250	6,009
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	17,412
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	23,040	24,306
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,071
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,108
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.940%	2/1/21	7,190	7,176
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	2/1/16 LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,615
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,281
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,096
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	2,500	2,926
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,100
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,325
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	8,276
3 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.010%	2/5/16 LOC	3,000	3,000

2 Bethlehem PA Area School District Authority
Revenue PUT	0.729%	1/1/18	3,995	4,002
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	695
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	551
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,318
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,157
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,500	5,327
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/17	1,650	1,700
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/18	300	313
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/19	1,460	1,534
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	576
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	639
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,351
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,673
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,124
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,195
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,253
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,320
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,501
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	728
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	563
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,218
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,638
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	331
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	273
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	682
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	585
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	839

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	489
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,494
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	448
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	406
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	334
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,108
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,319
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,923
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	8,197
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	1,135	1,292
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	2/1/16	4,900	4,900
2 Hempfield PA School District GO PUT	0.836%	8/1/19	5,690	5,693
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,812
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,343
2 Manheim Township PA School District GO PUT	0.691%	5/1/18	6,850	6,776
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	776
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,329
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,118
1 Montgomery County PA GO	5.000%	4/1/21	1,975	2,353
1 Montgomery County PA GO	5.000%	4/1/23	2,395	2,965
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	10,664
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,089
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,698
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	6,410	7,328
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	4.000%	4/1/16	820	825
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/17	1,395	1,456
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,567

Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,688
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,698
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,768
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	537
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,425
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,504
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,589
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/17	1,250	1,296
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,331
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,446
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,547
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,051
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,032
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	1,675	1,743
2 North Penn PA Water Authority Revenue	0.696%	11/1/19	1,000	987
2 North Penn PA Water Authority Revenue PUT	0.786%	11/1/19	2,500	2,475
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.410%	8/15/20	8,125	8,135
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	3,900	4,043
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	10,000	11,537
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,831
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,649
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,332

Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.500%	4/1/16	4,685	4,685
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,016
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	29,749
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	21,328
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	1,520	1,526
Pennsylvania GO	5.000%	2/15/16	12,105	12,131
Pennsylvania GO	5.000%	7/1/16	5,355	5,462
Pennsylvania GO	5.000%	11/1/16	4,700	4,863
Pennsylvania GO	5.000%	6/1/17	3,060	3,240
Pennsylvania GO	5.000%	7/1/17	4,155	4,414
Pennsylvania GO	5.000%	7/15/17	15,005	15,961
Pennsylvania GO	5.000%	10/15/17	8,500	9,122
Pennsylvania GO	5.000%	10/15/18	10,000	11,074
Pennsylvania GO	5.000%	4/1/19	30,390	34,080
Pennsylvania GO	5.000%	5/1/19	5,000	5,621
Pennsylvania GO	5.000%	6/1/19	15,000	16,903
Pennsylvania GO	5.000%	7/1/19	10,000	11,295
Pennsylvania GO	5.000%	7/1/19	9,900	11,182
Pennsylvania GO	5.000%	3/15/20	5,380	6,187
Pennsylvania GO	5.000%	4/1/20	7,450	8,577
Pennsylvania GO	5.000%	6/15/20	21,120	24,449
Pennsylvania GO	5.000%	7/1/20	20,925	24,251
Pennsylvania GO	5.000%	10/15/20	22,345	26,103
Pennsylvania GO	5.000%	8/1/22	7,500	8,969
Pennsylvania GO	5.000%	6/1/23	3,000	3,629
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,371
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,867
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,836
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,141
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	4,933
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,201
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,072
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,033
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,134
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	771

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	2,745	3,239
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	4,605	5,433
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,559
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,621
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,000	6,160
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	6,418
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,255
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,241
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,000	3,574
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	3,786
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,275
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,054
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,690
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,164
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,253
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	6,784
2 Pennsylvania Turnpike Commission Revenue	0.560%	12/1/16	8,000	8,009
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,781
2 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/18	8,750	8,713
2 Pennsylvania Turnpike Commission Revenue	0.690%	12/1/18	10,000	9,953
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,595
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,276
2 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/19	15,000	14,945
2 Pennsylvania Turnpike Commission Revenue	1.160%	12/1/19	20,000	20,163
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,155
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,337
2 Pennsylvania Turnpike Commission Revenue	0.890%	12/1/20	25,000	24,946
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,101
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	5,000	5,615
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,186
2 Pennsylvania Turnpike Commission Revenue
PUT	0.810%	12/1/18	6,575	6,565

1 Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	5,374
1 Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,565
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	700	735
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	750	814
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,753
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,120
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,849
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	864
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	4,033
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,252
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,258
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	903
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,839
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	789
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,928
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	3,083
Philadelphia PA GO	5.000%	7/15/16	1,120	1,143
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	7,735	7,919
Philadelphia PA GO	5.000%	7/15/17	1,000	1,061
Philadelphia PA GO	5.000%	8/1/17	3,000	3,188
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,975
Philadelphia PA GO	5.000%	7/15/18	2,000	2,188
Philadelphia PA GO	4.000%	8/1/18	2,000	2,142
Philadelphia PA GO	5.000%	7/15/19	1,410	1,587
Philadelphia PA GO	5.000%	8/1/19	5,150	5,804
Philadelphia PA GO	5.000%	8/1/20	3,625	4,179
Philadelphia PA GO	5.000%	8/1/21	3,500	4,109
Philadelphia PA GO	5.000%	8/1/22	4,500	5,369
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,257
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	2/1/16	9,980	9,980
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,023
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,428
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,764

Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,022
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,803
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,744
Philadelphia PA School District GO	5.000%	9/1/21	8,000	9,099
Philadelphia PA School District GO VRDO	0.010%	2/5/16 LOC	2,965	2,965
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	20,354
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,830
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,133
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,226
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,328
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,491
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,193
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.080%	2/5/16 (4)	16,315	16,315
Pittsburgh PA GO	5.000%	9/1/18	11,000	12,120
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,848
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,961
Reading PA School District GO	5.000%	4/1/19	6,230	6,806
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,957
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,205
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	3,178
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,420
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,000	1,168
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,000	1,183
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.410%	11/1/17	2,900	2,894
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,180
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	3,350	3,349
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,042
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,826
York County PA GO	4.000%	12/1/16	5,000	5,151
2 York County PA GO PUT	0.591%	6/1/17	7,300	7,279
				1,116,845
Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.060%	2/5/16 LOC	1,150	1,150
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (ETM)	2,000	2,073

Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	772
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,312
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,553
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,397
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19	1,650	1,761
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20	1,455	1,564
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	1,650	1,773
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,390
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,111
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,679
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,295
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	13,108
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/19	10,580	11,868
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	3,500	4,008
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	3,210
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,540	2,991
				67,015
South Carolina (1.0%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	644
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,106
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,159
Charleston County SC GO	5.000%	11/1/17	1,045	1,125
Charleston County SC GO	5.000%	11/1/17	6,485	6,984
Charleston County SC GO	5.000%	11/1/18	7,085	7,900
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,299
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.970%	1/1/18	8,700	8,728
Greenville County SC School District GO	5.500%	12/1/16	13,450	14,018
3 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.060%	2/5/16 (4)	5,625	5,625

Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/20	600	694
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/21	1,000	1,180
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/22	1,000	1,195
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,851
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,489
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	575
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,174
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/22	1,290	1,557
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,526
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,515
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	23,501
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,250	1,428
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,250	3,812
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,635	3,157
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,650	4,440
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.010%	2/1/16	17,365	17,365
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,415
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	317
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	541
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,109
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	3,057
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,152
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,656
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,059
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,648

South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,129
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	2,020
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,624
South Carolina Public Service Authority
Revenue	5.000%	1/1/17 (ETM)	2,000	2,084
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,509
1 South Carolina Public Service Authority
Revenue	5.000%	12/1/21	290	349
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,500	3,011
1 South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,095	1,340
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,500	1,838
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	18,494
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	29,497
				219,896
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	581
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	635	711
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	749
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	562
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	652
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	644
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	375	451
				4,350
Tennessee (1.4%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,496
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	3,017
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,464
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	1,715	2,053
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,856
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	45,792
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	13,486
Memphis TN GO	5.000%	10/1/17	2,500	2,683
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,755
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	10,640

Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	28,622
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.610%	10/1/17	9,700	9,682
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,496
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,891
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,168
Shelby County TN GO	5.000%	3/1/19	10,275	11,575
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,101
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.010%	2/1/16 (4)	6,300	6,300
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,549
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	9,741
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	9,221
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	14,143
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	3,083
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	21,880
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,510	9,795
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	15,453
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,540	1,801
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,536
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,275	2,688
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,372
Tennessee GO	5.000%	5/1/16	3,200	3,240
Tennessee GO	5.000%	8/1/18	5,185	5,731
Tennessee GO	5.000%	8/1/18	16,000	17,685
Tennessee GO	5.000%	10/1/18	3,730	4,147
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	3,210	3,452
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	4,610	4,977
				305,571
Texas (9.2%)
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,157

Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,182
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,200
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	556
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	572
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,175
Austin TX GO	4.250%	9/1/16	2,480	2,538
Austin TX GO	5.000%	9/1/17	3,250	3,481
Austin TX GO	5.000%	9/1/22	11,720	14,472
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,149
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,858
Bexar County TX GO	5.000%	6/15/21	5,155	6,182
Bexar County TX GO	5.000%	6/15/21	2,930	3,514
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,450
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,185
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	596
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	269
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,578
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	585
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	689
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	6,245
1 Conroe TX Independent School District GO	5.000%	2/15/21	3,380	4,021
1 Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,804
1 Conroe TX Independent School District GO	5.000%	2/15/23	4,240	5,254
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,838
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	9,835	11,974
Dallas TX GO	5.000%	2/15/16 (ETM)	10	10
Dallas TX GO	5.000%	2/15/16	3,990	3,999
Dallas TX GO	5.000%	2/15/17 (ETM)	25	26
Dallas TX GO	5.000%	2/15/17	8,855	9,278
Dallas TX GO	5.000%	2/15/21	7,500	8,918
Dallas TX GO	5.000%	2/15/21	3,240	3,853
Dallas TX GO	5.000%	2/15/22	4,290	5,217
Dallas TX GO	5.000%	2/15/23	3,500	4,330
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	9,122
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,062
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,334
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,139
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,289
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	554
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,854

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,854
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,142
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,931
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,172
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,791
Denton TX GO	5.000%	2/15/22	2,000	2,308
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,198
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,238
El Paso TX GO	5.000%	8/15/21	5,615	6,708
El Paso TX GO	5.000%	8/15/21	1,935	2,312
El Paso TX GO	5.000%	8/15/22	2,795	3,405
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,088
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,119
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,997
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,190
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,217
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,372
1 Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	241
1 Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	245
Fort Worth TX GO	5.000%	3/1/18	4,375	4,760
Fort Worth TX GO	5.000%	3/1/19	3,500	3,937
Fort Worth TX GO	5.000%	3/1/20	10,075	11,678
Fort Worth TX GO	5.000%	3/1/21	10,060	11,977
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,453
Frisco TX GO	5.000%	2/15/17	3,000	3,142
Frisco TX GO	5.000%	2/15/18	3,325	3,611
Frisco TX GO	5.000%	2/15/20	4,110	4,758
Frisco TX GO	5.000%	2/15/21	4,295	5,103
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,512
Grand Parkway Transportation Corp. Texas
System Toll Revenue BAN	3.000%	12/15/16	194,500	198,483
1 Grand Prairie TX Independent School District
GO	5.000%	2/15/21	1,500	1,785
1 Grand Prairie TX Independent School District
GO	5.000%	2/15/22	1,000	1,217
1 Grand Prairie TX Independent School District
GO	5.000%	2/15/23	675	836
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.040%	2/5/16	8,195	8,195
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.510%	6/1/17	3,865	3,850
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.610%	6/1/18	1,750	1,737
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.710%	6/1/19	2,250	2,235

2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.760%	6/1/20	2,000	1,980
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	0.590%	12/1/19	9,000	8,902
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,681
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,780
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,500	3,047
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/16	720	730
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	456
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,546
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,036
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,238
Harris County TX GO	5.000%	10/1/16	4,500	4,641
Harris County TX GO	5.000%	10/1/17	6,775	7,267
Harris County TX GO	5.000%	10/1/18	4,805	5,329
Harris County TX GO	5.000%	10/1/18	2,675	2,967
Harris County TX GO	5.000%	10/1/22	10,025	12,379
Harris County TX GO	5.000%	10/1/22	1,100	1,358
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,111
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	458
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	2/1/16	1,590	1,590
3 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.030%	2/5/16 (4)	5,060	5,060
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,297
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,861
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	664
Harris County TX Sports Authority Revenue	5.000%	11/15/21	5,000	5,963
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,127
2 Harris County TX Toll Road Revenue	0.790%	8/15/18	4,000	4,006
2 Harris County TX Toll Road Revenue PUT	0.710%	8/15/18	34,250	34,249
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,019
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,019
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,590
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,880

	Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,449
	Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,206
3	Houston TX Airport System Revenue TOB
	VRDO	0.020%	2/5/16	1,360	1,360
	Houston TX Community College System GO	5.000%	2/15/18	2,500	2,715
	Houston TX Community College System GO	5.000%	2/15/19	2,860	3,211
	Houston TX Community College System GO	5.000%	2/15/19	870	977
	Houston TX GO	5.500%	3/1/16	6,905	6,938
	Houston TX GO	5.000%	3/1/17	1,000	1,049
	Houston TX GO	5.000%	3/1/18	1,000	1,087
	Houston TX GO	5.000%	3/1/19	10,000	11,232
	Houston TX GO	5.000%	3/1/19	12,195	13,698
	Houston TX GO	5.000%	3/1/19	1,135	1,275
	Houston TX GO	5.000%	3/1/24	5,000	5,607
[2,4] Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) PUT	0.540%	5/16/16 (Prere.)	10,000	10,006
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/19	700	794
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/21	1,500	1,775
	Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,487
	Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,908
	Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,249
	Houston TX Utility System Revenue	5.000%	11/15/16	1,855	1,924
	Houston TX Utility System Revenue	5.000%	11/15/17	13,500	14,553
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	14,724
	Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,786
	Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,446
	Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,985
	Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,133
	Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,973
	Houston TX Utility System Revenue	5.000%	11/15/21	5,000	6,043
2	Houston TX Utility System Revenue PUT	0.610%	8/1/16	41,000	40,997
2	Houston TX Utility System Revenue PUT	0.760%	6/1/17	18,000	17,987
2	Houston TX Utility System Revenue PUT	0.910%	5/1/20	19,500	19,414
	Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,566
	Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,479
1	Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,596
1	Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,790
1	Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,869
2	Katy TX Independent School District GO PUT	0.835%	8/15/19	14,470	14,435
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/21	800	922
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/22	1,000	1,164
	Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,937
	Klein TX Independent School District GO	5.000%	8/1/21	8,550	10,303
	Klein TX Independent School District GO	5.000%	8/1/22	5,000	6,151
	Lamar TX Consolidated Independent School
	District GO	5.000%	2/15/19	2,705	3,041
	Lamar TX Consolidated Independent School
	District GO	5.000%	2/15/20	3,005	3,483

Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,320	2,761
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,500	3,044
1 Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,517
1 Leander TX Independent School District GO	0.000%	8/16/21	5,395	4,971
1 Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,590
1 Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,342
Lone Star College System Texas GO	5.000%	2/15/22	6,000	7,280
3 Lone Star College System Texas GO TOB
VRDO	0.020%	2/5/16	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,313
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,803
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	1,026
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,200	1,466
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,020
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,793
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,460
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,933
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.500%	4/1/16	14,600	14,600
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	191
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	331
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	230
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	1,265	1,442
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,064
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	826
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,156
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,497
3 North East TX Independent School District GO
TOB VRDO	0.010%	2/5/16 LOC	8,000	8,000
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,022
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,818
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,583
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,463
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	799
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,746

North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,597
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,166
North Texas Tollway Authority System Revenue	5.000%	1/1/21	7,250	8,536
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,781
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,291
2 North Texas Tollway Authority System Revenue
PUT	0.810%	1/1/19	15,000	14,884
2 North Texas Tollway Authority System Revenue
PUT	0.680%	1/1/20	29,690	29,206
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	6,635	6,667
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,975
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,661
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,743
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,324
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	3,054
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,729
1 Rockwall TX GO	5.000%	8/1/21	800	955
1 Rockwall TX GO	5.000%	8/1/22	2,770	3,362
1 Rockwall TX GO	5.000%	8/1/23	1,635	2,011
1 Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,726
1 Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,229
1 Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,502
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	7,975
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	6,064
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,475
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,131
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,980	8,089
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	5,450	6,492
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	4,000	4,876
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,541
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.290%	2/1/17	25,000	24,982
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.390%	2/1/18	27,250	27,128
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,394
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	20,000	21,531
3 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.020%	2/5/16	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,326
San Antonio TX GO	5.000%	2/1/17	1,300	1,360
San Antonio TX GO	5.000%	8/1/17	1,070	1,142
San Antonio TX GO	5.000%	2/1/18	3,500	3,801
San Antonio TX GO	5.000%	8/1/18	1,000	1,106
San Antonio TX GO	5.000%	2/1/20	2,500	2,900

San Antonio TX GO	5.000%	2/1/21	3,500	4,176
San Antonio TX GO	5.000%	2/1/22	3,000	3,657
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,390	7,562
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,286
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,543
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,745
2 San Antonio TX Water Revenue PUT	0.690%	11/1/16	15,000	15,003
2 San Antonio TX Water Revenue PUT	0.410%	11/1/17	16,875	16,775
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,061
Spring Branch TX Independent School District
GO	5.000%	2/1/22	5,000	6,082
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,400
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,533
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,155
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,868
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16 (ETM)	95	97
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,215	1,243
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	150	160
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	1,850	1,964
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,760
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,759
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,267
Texas GO	5.000%	10/1/17	7,500	8,054
Texas GO	5.000%	10/1/18	7,500	8,335
Texas GO	5.000%	10/1/18	4,650	5,172
Texas GO	5.000%	10/1/19	8,000	9,191
Texas GO	5.000%	10/1/20	10,000	11,819
Texas GO	5.000%	4/1/21	3,490	4,175
Texas GO	5.000%	10/1/21	5,950	7,208
Texas GO	5.000%	10/1/21	19,000	23,017
3 Texas GO TOB VRDO	0.010%	2/5/16	10,735	10,735
3 Texas GO TOB VRDO	0.030%	2/5/16	3,196	3,196

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	170	176
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.480%	9/15/17	3,210	3,210
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,606
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	29,430	30,967
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,740	1,926
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,653
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,367
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,917
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,336
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,341
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	3,415	4,134
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,084
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/19 (15)	2,300	2,546
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/20 (15)	1,500	1,690
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	15,000	15,235
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,259
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,386
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,465
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,863
Texas Transportation Commission GO	5.000%	10/1/20	15,000	17,728
Texas Transportation Commission GO	5.000%	10/1/21	15,000	18,171
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,810
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/22	16,800	20,781
2 Texas Transportation Commission Mobility Fund
GO PUT	0.390%	10/1/18	50,000	49,591
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	1,943
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	27,537
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	41,366
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	44,754
2 Texas Transportation Commission Revenue
PUT	0.360%	4/1/17	57,000	56,973
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,000	21,725
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,732
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,329

Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,470
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,891
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,308
1 University of Houston Texas Revenue	5.000%	2/15/20	6,100	7,040
1 University of Houston Texas Revenue	5.000%	2/15/21	4,405	5,216
1 University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,465
University of North Texas Revenue	5.000%	4/15/18	1,000	1,092
University of North Texas Revenue	5.000%	4/15/20	2,505	2,896
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	4,020	4,714
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	5,027
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,250	1,505
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,820	3,469
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,500	1,845
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	1,250	1,565
University of Texas System Revenue Financing
System Revenue	5.250%	8/15/16	10,090	10,366
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	26,857
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,197
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,006
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	10,585
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,719
				1,978,817
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,541
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,380
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	5,972
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	8,784
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,663
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,675
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,851
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,761
3 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.020%	2/5/16 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,175	10,455
Utah GO	5.000%	7/1/17	10,000	10,637
Utah GO	5.000%	7/1/17	6,125	6,515
Utah GO	5.000%	7/1/18	19,000	20,939
Utah GO	5.000%	7/1/18	3,000	3,306
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,180

Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	656
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	862
Washington County UT School District GO	5.000%	3/1/22	5,165	6,320
				115,002
Vermont (0.0%)
1 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	350	414
1 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	779
				1,193
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,209
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,989
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	6,438
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,142
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	6,065	6,880
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,322
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/21	6,385	7,348
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,352
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	6,635
				47,315
Virginia (2.4%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	3,823
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,942
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,455
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,607
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,629
Fairfax County VA GO	4.000%	10/1/21	6,510	7,530
1 Fairfax County VA GO	3.000%	10/1/22	9,555	10,565
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,892
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.910%	2/1/17	6,500	6,548
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,261
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,243
Loudoun County VA GO	5.000%	12/1/18	3,435	3,841
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,142
Norfolk VA GO	5.000%	3/1/16	4,000	4,017

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,656
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,688
University of Virginia Revenue	5.000%	9/1/17	1,275	1,365
University of Virginia Revenue	5.000%	6/1/20	500	587
University of Virginia Revenue	5.000%	6/1/21	2,660	3,210
University of Virginia Revenue	5.000%	8/1/21	33,000	39,994
Virginia Beach VA GO	5.000%	7/15/16	6,905	7,058
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,557
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,312
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,036
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,091
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	10,402
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/17	1,150	1,198
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/18	425	452
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/19	425	458
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	300
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,101
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,256
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	570	628
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	695	714
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	9,038
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	22,402
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,685
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,169

Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,329
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,183
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,574
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	8,903
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	1,971
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	9,665
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,836
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	13,397
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	5,223
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	9,735
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,667
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	20,395
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	5,220	6,131
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	18,830	22,117
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	11,350	12,929
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,608
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	32,769
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	5,950
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	18,402
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	18,482
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	23,961
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	43,926
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,956
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,019
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	8,127
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,095
				515,207
Washington (2.8%)
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,958
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,132
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,300
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,475
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	24,218
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,357

Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	14,890
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	24,483
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	21,271
2 Everett WA GO PUT	0.410%	12/1/19	3,910	3,844
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.330%	12/1/17	9,000	8,958
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,858
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,931
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,357
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,509
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,458
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,730
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,361
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,550
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,173
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,201
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,295
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,607
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,506
Seattle WA GO	5.000%	5/1/18	7,935	8,697
Seattle WA GO	5.000%	5/1/19	8,385	9,507
Seattle WA GO	5.000%	6/1/22	15,755	19,285
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,501
2 Seattle WA Municipal Light & Power Revenue
PUT	0.690%	11/1/18	6,750	6,750
2 Seattle WA Municipal Light & Power Revenue
PUT	0.690%	11/1/18	8,250	8,250
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,184
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/25	15,610	15,663
University of Washington Revenue	5.000%	4/1/17	6,880	7,246
University of Washington Revenue	5.000%	4/1/18	7,225	7,890
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,382
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	48,460
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	49,508
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,258
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	959
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,546
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,737
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,757
Washington GO	5.000%	2/1/16	3,995	3,996

Washington GO	5.000%	2/1/16	13,040	13,044
Washington GO	5.000%	7/1/17	5,000	5,320
Washington GO	5.000%	8/1/17	11,175	11,927
Washington GO	5.000%	8/1/17	6,605	7,050
Washington GO	5.000%	7/1/18	21,220	23,381
Washington GO	5.000%	7/1/18	24,315	26,791
Washington GO	5.000%	7/1/18	15,000	16,527
Washington GO	5.000%	7/1/19	19,770	22,503
Washington GO	5.000%	7/1/19	14,580	16,595
Washington GO	5.000%	7/1/20	9,070	10,627
Washington GO	5.000%	8/1/20	10,000	11,746
Washington GO	5.000%	7/1/21	11,000	12,967
3 Washington GO TOB VRDO	0.020%	2/5/16	4,000	4,000
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	989
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,148
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,283
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,562
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	935
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,135
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,121
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,607
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,137
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,168
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,192
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,340
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,455
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	774
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,139
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,198
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,675
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	664
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	605	686
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	881

Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	864
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.010%	2/5/16	8,500	8,500
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.875%	1/1/22	3,000	3,019
Washington State University General Revenue	5.000%	4/1/20	1,100	1,273
Washington State University General Revenue	5.000%	4/1/21	1,300	1,543
Washington State University General Revenue	5.000%	4/1/22	1,400	1,693
				610,457
West Virginia (0.2%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,014
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,465
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,049
West Virginia GO	5.000%	6/1/22	11,010	13,477
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,785
West Virginia University Revenue	5.000%	10/1/18	1,300	1,441
2 West Virginia University Revenue PUT	0.540%	10/1/19	3,500	3,475
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	899
				42,605
Wisconsin (1.3%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,220
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,610
Milwaukee WI GO	5.000%	5/1/16	6,000	6,074
Milwaukee WI GO	5.000%	5/1/18	11,655	12,755
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	818
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	763
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	6,656
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,732
Wisconsin GO	5.000%	5/1/16 (ETM)	80	81
Wisconsin GO	5.000%	5/1/16	10,450	10,580
Wisconsin GO	5.000%	5/1/16	13,870	14,043
Wisconsin GO	5.000%	5/1/17	7,000	7,398
Wisconsin GO	5.000%	5/1/17 (ETM)	160	169
Wisconsin GO	5.000%	5/1/17	7,940	8,391
Wisconsin GO	5.000%	11/1/17	4,500	4,847
Wisconsin GO	5.000%	11/1/18	11,000	12,260
Wisconsin GO	5.000%	5/1/19	5,000	5,662
Wisconsin GO	5.000%	5/1/19	5,000	5,662

Wisconsin GO	5.000%	11/1/19	3,100	3,566
Wisconsin GO	5.000%	5/1/20	5,250	6,129
Wisconsin GO	5.000%	11/1/20	7,400	8,767
Wisconsin GO	5.000%	5/1/24	9,045	11,017
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	944
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	958
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	39,792
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,110
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,642
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,293
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,053
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,298
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	10,640
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	3,500	3,514
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,050
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,101
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	833
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,652
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,717
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,216
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,668
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,975
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	804
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,118

Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/16	525	540
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/18	500	556
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	800	952
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,202
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,625
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,383
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,369
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,645
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,653
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/20	900	1,038
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/21	900	1,064
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/22	1,375	1,659
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/23	1,400	1,710
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	525	547
				271,521
Total Tax-Exempt Municipal Bonds (Cost $20,848,254)				21,216,076
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
5 Vanguard Municipal Cash Management Fund
(Cost $524,204)	0.024%		524,204,118	524,204

Total Investments (100.6%) (Cost $21,372,458)				21,740,280
Other Assets and Liabilities-Net (-0.6%)				(129,336)
Net Assets (100%)				21,610,944

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2016.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $877,796,000, representing 4.1% of net assets.
4 Securities with a value of $1,101,000 have been segregated as initial margin for open futures contracts.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

Limited-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	21,216,076	—
Temporary Cash Investments	524,204	—	—
Futures Contracts—Assets[1]	319	—	—
Total	524,523	21,216,076	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Limited-Term Tax-Exempt Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at January 31, 2016.

D. At January 31, 2016, the cost of investment securities for tax purposes was $21,373,679,000. Net unrealized appreciation of investment securities for tax purposes was $366,601,000, consisting of unrealized gains of $390,092,000 on securities that had risen in value since their purchase and $23,491,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (1.0%)
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.500%	6/1/16	4,270	4,284
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	4.100%	11/3/16	31,500	32,343
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.020%	2/5/16	12,755	12,755
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.850%	5/15/16	25,650	25,650
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.850%	6/1/16	9,200	9,200
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.600%	2/1/16	24,200	24,181
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,026
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,719
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,626
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,089
				122,873
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	8,415
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,900
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,108
North Slope Borough AK GO	4.000%	6/30/17	9,000	9,444
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,288
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,730
				36,885
Arizona (1.1%)
Arizona COP	3.000%	10/1/16	315	320
Arizona COP	5.000%	10/1/16	750	773
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	3.000%	2/1/16	1,600	1,600
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,063
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,079

2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.860%	2/5/20	12,500	12,769
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	389
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	806
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	555
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,192
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,923
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,653
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,520
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,742
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,233
Maricopa County AZ COP	5.000%	7/1/17	15,000	15,920
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,962
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,135
1 Mesa AZ Utility System Revenue TOB VRDO	0.020%	2/5/16 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.020%	2/5/16 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.060%	2/5/16	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.110%	2/5/16	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16	2,325	2,372
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,520
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/18	2,690	2,890
Phoenix AZ GO	4.000%	7/1/16	5,360	5,446
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,040
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,099
1 Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	0.030%	2/5/16	7,350	7,350
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	3,800	3,914
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,117
				132,122
Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	3.000%	12/1/16	7,485	7,628
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/16	755	755
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/18	1,000	1,027
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/16	6,640	6,696
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/17	6,980	7,349

Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/17	7,155	7,679
				31,134
California (10.0%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.210%	8/1/17	29,500	29,571
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,057
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	62,400	62,957
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	7,550	7,693
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,669
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,222
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,225
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/16	500	506
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/17	575	597
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/18	1,000	1,062
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,560	14,741
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.630%	9/1/17	60,175	60,264
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.310%	12/1/17	32,250	32,103
California GO	5.000%	9/1/16	8,000	8,221
California GO	5.000%	9/1/16	1,465	1,506
California GO	5.000%	10/1/16	12,070	12,449
California GO	5.000%	9/1/17	4,250	4,550
California GO	5.000%	10/1/17	35,000	37,586
California GO	5.000%	4/1/18	10,385	11,350
California GO	5.000%	2/1/19	825	927
California GO	5.500%	4/1/19	17,830	20,420
California GO	5.000%	9/1/19	38,795	44,424
2 California GO PUT	0.560%	12/1/16	40,650	40,656
California GO PUT	4.000%	12/1/16	32,615	33,008
2 California GO PUT	1.001%	12/1/17	14,250	14,309
2 California GO PUT	0.460%	5/1/18	29,500	29,377
2 California GO PUT	1.131%	12/3/18	7,600	7,609
1 California GO TOB VRDO	0.020%	2/5/16 (4)	2,000	2,000
1 California GO TOB VRDO	0.120%	2/5/16 LOC	33,860	33,860
1 California GO TOB VRDO	0.190%	2/5/16 (4)LOC	16,780	16,780
1 California GO TOB VRDO	0.190%	2/5/16 (4)LOC	12,980	12,980
1 California GO TOB VRDO	0.210%	2/5/16 (4)	15,925	15,925
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,076

2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.810%	7/1/17	8,825	8,913
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,041
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,548
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,074
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	10,090
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	25	25
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.050%	8/1/18	20,515	21,022
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/1/16	2,000	2,000
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/3/17	2,900	2,898
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/3/17	22,500	22,483
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	1,000	1,000
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,145
California Municipal Finance Authority
Multifamily Housing Revenue (Stevenson
House Apartments)	0.850%	11/1/17	3,000	2,999
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.510%	4/2/18	14,000	13,921
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,652
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.110%	11/1/16	5,000	5,004
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.450%	2/1/16	5,155	5,155
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,275
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	8,694
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,298
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,746
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,697
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,232
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,377

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,558
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,443
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,145
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/17	6,220	6,477
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	2,852
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,092
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.300%	2/5/16 (4)	11,775	11,775
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.460%	2/5/16 (4)	22,425	22,425
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	2.000%	3/1/16	625	626
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	358
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	375	390
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	543
2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.960%	5/1/17	1,250	1,252
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,270
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,380	5,671
1 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.210%	2/5/16	9,410	9,410
1 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.150%	2/5/16 (4)	17,832	17,832
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,177
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,596
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,189
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,335
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,704
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/16	1,180	1,213
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	565	600

[1,2] Eaton Vance California Municipal Bond Fund II		0.860%	7/1/19	8,250	8,247
	El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,557
1	Fontana CA Public Financing Authority Tax
	Allocation Revenue TOB VRDO	0.260%	2/5/16 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/18	19,485	20,470
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,621
	Irvine CA Reassessment District No. 13-1
	Improvement Revenue	4.000%	9/2/16	1,065	1,086
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/16	425	434
	Jurupa CA Public Financing Authority Special
	Tax Revenue	3.500%	9/1/17	425	442
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/18	380	407
	Jurupa CA Public Financing Authority Special
	Tax Revenue	5.000%	9/1/19	610	692
	La Quinta CA Redevelopment Agency Tax
	Allocation Revenue	4.000%	9/1/16	1,600	1,633
	La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	586
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	247
	Long Beach CA Finance Authority Natural Gas
	Purchase Revenue	5.250%	11/15/18	1,185	1,306
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	36,317
	Los Angeles CA GO	5.000%	9/1/18	12,900	14,320
	Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	25,717
	Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	80,886
	Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,833
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,087
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	5.000%	8/1/16	3,450	3,532
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/17	3,815	4,067
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/18	1,000	1,100
	Los Angeles County CA Regional Financing
	Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,045	1,047
	Los Angeles County CA Regional Financing
	Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	925	927
	Los Angeles County CA Schools Pooled
	Financing Program TRAN	2.000%	6/30/16	8,090	8,134
2	Metropolitan Water District of Southern
	California Revenue PUT	0.390%	3/27/18	10,750	10,723
2	Metropolitan Water District of Southern
	California Revenue PUT	0.390%	3/27/18	20,000	19,950
2	Metropolitan Water District of Southern
	California Revenue PUT	0.390%	3/27/18	3,000	2,993
2	Metropolitan Water District of Southern
	California Revenue PUT	0.390%	3/27/18	10,250	10,224
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,163
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,123
	Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,070	1,090
	Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,654
	Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	741

Northern California Gas Authority No. 1
Revenue	1.040%	7/1/19	12,800	12,632
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.480%	7/1/18	14,000	14,002
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,156
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,731
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,706
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,701
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,325	1,349
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,531
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,454
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,089
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	3,919
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	550
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	284
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	940
San Bernardino CA City Unified School District
GO	4.000%	8/1/16	1,250	1,273
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	21,362
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,563
University of California Revenue	5.000%	5/15/18	8,565	9,409
University of California Revenue	5.000%	5/15/18	3,000	3,296
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,334
				1,234,661
Colorado (1.3%)
Adams County CO COP	4.000%	12/1/19	1,250	1,383
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/16	1,000	1,008
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,072
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.541%	11/12/20	5,000	4,998
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.541%	11/12/20	7,500	7,495
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.150%	2/5/16	8,625	8,625
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	2/5/16	10,000	10,000

1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	2/5/16 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,021
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.000%	12/1/17	700	721
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,672
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,466
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/18	600	638
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	3.000%	6/1/17	500	513
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	3.000%	6/1/18	600	623
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/19	1,000	1,076
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	2/5/16	7,595	7,595
Denver CO City & County Airport Revenue	0.390%	2/4/16 (12)	15,350	15,350
Denver CO City & County Airport Revenue	0.250%	2/5/16 (12)	12,375	12,375
Denver CO City & County School District GO	3.000%	12/1/16	13,515	13,809
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.190%	8/31/17	7,540	7,518
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.760%	9/1/17 (14)	7,000	7,020
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/18	350	375
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,163
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	14,714
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	11,664
				157,699
Connecticut (4.1%)
2 Connecticut GO	0.540%	4/15/16	5,000	5,004
2 Connecticut GO	0.660%	5/15/16	22,350	22,389
Connecticut GO	5.000%	7/15/16	10,000	10,219
2 Connecticut GO	0.440%	9/15/16	7,000	7,012
Connecticut GO	5.000%	11/1/16	7,000	7,245
Connecticut GO	5.000%	12/1/16	5,000	5,193
Connecticut GO	5.000%	12/15/16	37,470	38,975
Connecticut GO	0.130%	1/1/17	12,740	12,740
2 Connecticut GO	0.260%	1/1/17	10,210	10,211
2 Connecticut GO	0.320%	3/1/17	3,000	2,999
2 Connecticut GO	0.350%	3/1/17	7,415	7,387
2 Connecticut GO	0.690%	4/15/17	4,200	4,210
2 Connecticut GO	0.780%	5/15/17	3,120	3,131
2 Connecticut GO	0.710%	6/15/17	25,000	25,069
2 Connecticut GO	0.710%	6/15/17	35,240	35,338
Connecticut GO	0.270%	7/1/17	15,825	15,825

Connecticut GO	5.000%	7/15/17	5,000	5,320
2 Connecticut GO	0.530%	9/15/17	1,850	1,842
Connecticut GO	4.000%	11/15/17	40,795	43,218
Connecticut GO	0.270%	1/1/18	31,935	31,935
2 Connecticut GO	0.360%	1/1/18	4,905	4,887
2 Connecticut GO	0.890%	4/15/18	2,250	2,250
2 Connecticut GO	0.930%	5/15/18	6,675	6,707
2 Connecticut GO	0.780%	9/15/18	4,000	3,991
2 Connecticut GO	1.110%	5/15/19	5,000	5,036
2 Connecticut GO	0.930%	9/15/19	1,000	998
2 Connecticut GO PUT	0.660%	9/15/17	10,215	10,193
2 Connecticut GO PUT	1.360%	3/1/18	17,500	17,500
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	390
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	804
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.600%	2/1/17	35,000	34,986
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,022
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,000	57,647
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.010%	2/1/16	3,600	3,600
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	2,000	2,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/16	4,150	4,281
Hartford CT GO	5.000%	7/1/18 (4)	650	711
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,842
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,427
Hartford CT GO	5.000%	7/1/19 (4)	700	786
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,750
New Britain CT GO	5.000%	3/1/17 (15)	600	628
New Britain CT GO	5.000%	3/1/19 (15)	1,000	1,116
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,345
University of Connecticut GO	5.000%	2/15/16	1,855	1,859
University of Connecticut GO	5.000%	2/15/16	7,865	7,882
University of Connecticut GO	5.000%	2/15/19 (14)	1,000	1,004
				513,904
Delaware (0.2%)
Delaware GO	5.000%	7/1/18	2,000	2,204
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	2,300	2,347
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	1,000	1,140
3 Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	785	922
New Castle County DE GO	5.000%	7/15/18	1,770	1,956
University of Delaware Revenue PUT	0.700%	5/1/16	17,925	17,946
				26,515
District of Columbia (0.1%)
2 District of Columbia Income Tax Revenue	0.210%	12/1/16	6,135	6,135
2 District of Columbia Income Tax Revenue	0.310%	12/1/17	11,250	11,204

3 District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/19	500	571
				17,910
Florida (4.2%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	2,220	2,238
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/18	425	460
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/19	750	835
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,125
Broward County FL Airport System Revenue	5.000%	10/1/18	700	775
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,039
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,305
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,838
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	2,010
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	648
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	55,008
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	16,809
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,946
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	6,260	6,621
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	40,052
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,535
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,012
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.400%	12/1/17	6,500	6,530
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	38,245	39,866
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	11,890
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	17,046
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	17,095	19,432
Florida Department of Transportation GO	5.000%	7/1/16	9,405	9,596
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.030%	2/5/16	9,985	9,985
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	748
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	882
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	909
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,391
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,738
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.020%	2/5/16	5,000	5,000
Halifax Hospital Medical Center Florida Hospital
Revenue	5.250%	6/1/16 (Prere.)	1,685	1,713
Halifax Hospital Medical Center Florida Hospital
Revenue	3.000%	6/1/17	1,000	1,027

Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	2,000	2,125
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	917
Halifax Hospital Medical Center Florida Hospital
Revenue	5.250%	6/1/19	690	699
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/16 (Prere.)	2,075	2,152
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.020%	2/5/16	15,730	15,730
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,155
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,212
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,582
2 Lakeland FL Energy System Revenue	0.760%	10/1/17	10,000	10,024
3 Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,144
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,023
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,305
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,260
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,887
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,050
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,195
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,314
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,837
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,326
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.020%	2/5/16	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.110%	2/5/16	10,140	10,140
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/17	400	424
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	536
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	10/1/18	4,500	4,548
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,565
1 Miami-Dade County FL School Board COP TOB
VRDO	0.020%	2/5/16 LOC	7,880	7,880
1 Miami-Dade County FL School Board COP TOB
VRDO	0.110%	2/5/16 (12)	26,000	26,000
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.030%	2/5/16 (12)	7,450	7,450
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.020%	2/5/16 (4)	14,000	14,000
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.030%	2/5/16	17,015	17,015

1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.060%	2/5/16 (4)	7,935	7,935
Okeechobee County FL Solid Waste Disposal
Revenue(Waste Management
Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,520	2,540
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/16	1,000	1,017
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/17	1,000	1,031
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	801
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,176
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	5,195
Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	8,000	8,189
1 Palm Beach County FL School Board COP TOB
VRDO	0.040%	2/5/16	2,200	2,200
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,839
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	3,091
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	838
3 South Florida Water Management District COP	5.000%	10/1/19	1,750	2,001
3 South Florida Water Management District COP	5.000%	10/1/20	2,000	2,349
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.020%	2/5/16	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.060%	2/5/16	6,350	6,350
3 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/17	1,000	1,071
3 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,845
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,850	2,938
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,645	2,727
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5	5
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,014
Tampa FL Hospital Revenue	5.000%	7/1/16	700	712
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,584
Tampa FL Water & Sewer Revenue	5.000%	10/1/16	6,885	7,103
3 Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	430
3 Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	549
3 Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	408
				515,937
Georgia (4.1%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/17	2,500	2,606
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,246
Atlanta GA Airport Revenue	5.000%	1/1/18	500	540

1 Atlanta GA Airport Revenue TOB VRDO	0.210%	2/5/16 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.787%	11/1/18	56,750	58,076
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.110%	2/5/16	10,000	10,000
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,158
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) VRDO	0.170%	2/5/16	25,000	25,000
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,034
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,288
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,135
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,313
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,551
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,284
1 Cobb County GA Development Authority
Parking Facilities Lease Revenue (KSU
Central Parking Deck) TOB VRDO	0.120%	2/5/16 LOC	15,075	15,075
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,057
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,396
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,598
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	536
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,073
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	888
Forsyth County GA GO	5.000%	3/1/18	3,580	3,900
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	0.960%	2/18/20	17,575	17,417
Georgia GO	5.000%	4/1/16	8,155	8,224
Georgia GO	5.000%	11/1/16	2,400	2,484
Georgia GO	5.000%	7/1/17	5,280	5,615
Georgia GO	5.000%	2/1/18	32,085	34,846
Georgia GO	5.000%	7/1/18	72,620	80,032
Georgia GO	5.000%	7/1/19	3,350	3,698
Georgia GO	5.000%	10/1/19	3,765	4,326
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	1,901
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	1,971
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,512
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	6,700	6,729

3 Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,775
3 Gwinnett County GA School District GO	3.000%	2/1/19	25,000	26,616
3 Gwinnett County GA School District GO	3.000%	8/1/19	34,225	36,743
3 Gwinnett County GA School District GO	4.000%	2/1/20	16,725	18,747
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,220	5,249
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	260
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/17	240	255
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	0.180%	7/1/16	1,800	1,800
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.290%	7/1/17	18,000	17,998
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.310%	7/1/17	17,500	17,502
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,034
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.350%	12/11/20	5,700	5,841
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,883
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,371
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,827
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.030%	2/5/16	4,000	4,000
				503,410
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/19	1,000	1,132

Hawaii (0.3%)
Hawaii GO	5.000%	2/1/16	4,000	4,001
Hawaii GO	5.000%	10/1/18	15,000	16,662
Hawaii GO	5.000%	10/1/19	4,000	4,582
Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,520
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,063
Honolulu HI City & County GO	5.000%	10/1/18	1,815	2,016
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,466
				39,310
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	8,251
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,415
				15,666
Illinois (4.3%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	2,828
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,112
2 Chicago IL Board of Education GO PUT	0.960%	3/1/16	9,600	9,574
2 Chicago IL Board of Education GO PUT	0.880%	6/2/16	24,495	24,269
2 Chicago IL Board of Education GO PUT	4.010%	3/1/17	10,000	9,993
1 Chicago IL GO TOB VRDO	0.310%	2/5/16	15,180	15,180
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	5,000	5,392

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	4,000	4,313
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,566
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,733
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	4,420	4,906
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,567
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.130%	2/5/16 (4)	2,500	2,500
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.160%	2/5/16 (4)	21,645	21,645
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.160%	2/5/16	25,500	25,500
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,975	2,151
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,111
Chicago IL Water Revenue	5.000%	11/1/18	675	731
1 Chicago IL Water Revenue TOB VRDO	0.260%	2/5/16	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.260%	2/5/16	5,245	5,245
1 Cook County IL GO TOB VRDO	0.210%	2/5/16 LOC	7,500	7,500
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,040
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.050%	2/5/16	9,185	9,185
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,611
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.020%	2/5/16	9,000	9,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.010%	2/5/16	19,600	19,600
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	4,738
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,272
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.130%	2/5/16 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	254
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,178
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,123
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/16	1,395	1,445
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/17	1,000	1,073
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	830
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	570
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/17	750	791
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,903
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	711
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.020%	2/5/16	2,960	2,960

Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,395	2,398
Illinois GO	5.000%	5/1/16	6,500	6,569
Illinois GO	5.000%	1/1/17 (4)	3,000	3,111
Illinois GO	4.000%	2/1/18	4,000	4,167
Illinois GO	5.000%	4/1/18	2,500	2,664
Illinois GO	5.000%	5/1/18	8,000	8,544
Illinois GO	5.000%	8/1/18	22,160	23,810
Illinois GO	4.000%	2/1/19	7,500	7,931
Illinois GO	5.000%	2/1/19	875	951
Illinois GO	5.000%	5/1/19	12,000	13,097
Illinois GO	5.000%	7/1/19	4,725	5,172
Illinois GO	5.000%	8/1/19	15,000	16,444
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/17 (Prere.)	16,700	17,461
Illinois Regional Transportation Authority
Revenue PUT	0.550%	10/30/16	24,000	24,000
Illinois Sales Tax Revenue	4.000%	6/15/16	2,750	2,788
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,175
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,140	1,162
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,994
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.020%	2/5/16	10,305	10,305
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.020%	2/5/16	15,665	15,665
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.020%	2/5/16	21,325	21,325
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	8,290	8,438
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	19,650	20,449
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	7,801
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	12,475	12,956
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.020%	2/5/16	10,360	10,360
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,105
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	4,990	5,255
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,034
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/17	365	381
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/18	500	531
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,282
				528,600
Indiana (0.7%)
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/18	250	275
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/19	200	227
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/20	350	408

Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	1,000	1,033
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.480%	3/1/16	11,000	11,000
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	547
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,580
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,430
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,557
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,629
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	519
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	4,190
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	502
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,046
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/16	7,630	7,632
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	4.000%	10/1/16	375	384
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	375
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	453
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group)	5.000%	2/15/19	1,000	1,003
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	2,080	2,136
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16 (Prere.)	415	417
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	3,855	3,869
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16 (Prere.)	65	66
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,756
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,096
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.150%	12/1/17	3,000	3,008
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,301

Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,074
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,109
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,549
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,427
1 Zionsville IN Community Schools Building Corp.
Revenue TOB VRDO	0.150%	2/5/16 (4)LOC	5,990	5,990
				83,588
Iowa (0.1%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,800
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,654
				11,454
Kansas (0.1%)
2 Kansas Department of Transportation Highway
Revenue	0.526%	9/1/17	4,100	4,085
2 Kansas Department of Transportation Highway
Revenue	0.606%	9/1/18	3,500	3,478
2 Kansas Department of Transportation Highway
Revenue	0.686%	9/1/19	3,000	2,977
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	777
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,050
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	568
				12,935
Kentucky (1.0%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.760%	2/1/17	11,165	11,176
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,598
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/16	2,285	2,285
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/17	510	526
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/17 (14)	500	530
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/18 (14)	1,500	1,639
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16	2,600	2,660
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	4,250	4,378
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	2,800	2,980
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	2,986
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	10,175	11,191
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,892

Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	15,050
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	3,025
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	20,985	24,418
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	3.000%	7/1/17	250	258
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	33,795	35,516
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,690
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	1,942
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,100	1,106
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/17	200	207
				129,053
Louisiana (1.7%)
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.799%	8/1/18	24,005	23,844
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	627
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,785
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,833
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16	41,500	42,147
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/17	8,500	8,975
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18	5,000	5,447
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/19	10,645	11,919
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	12,120	12,266
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.769%	5/1/17	44,500	44,556
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.769%	5/1/18	13,500	13,452
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.849%	5/1/18	5,535	5,532
Louisiana GO	5.000%	8/1/16	5,000	5,119
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,185
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.130%	2/5/16 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	256
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	311
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	323
New Orleans LA GO	4.000%	12/1/18	700	755
New Orleans LA GO	4.000%	12/1/19	775	852

New Orleans LA Sewage Service Revenue	4.000%	6/1/16	880	891
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,056
New Orleans LA Water Revenue	5.000%	12/1/17	290	311
New Orleans LA Water Revenue	5.000%	12/1/18	500	552
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/17	1,730	1,817
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	9,760
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,776
				207,347
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	4,239

Maryland (3.1%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,328
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,824
Anne Arundel County MD GO	5.000%	4/1/18	980	1,071
Anne Arundel County MD GO	5.000%	4/1/18	11,300	12,346
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,830
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,601
Anne Arundel County MD GO	5.000%	4/1/19	12,750	14,418
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,845
Maryland Department of Transportation
Revenue	5.000%	6/1/16	2,010	2,043
Maryland Department of Transportation
Revenue	5.000%	12/15/18	16,020	17,937
Maryland Department of Transportation
Revenue	5.000%	12/15/19	17,875	20,672
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	9,000
Maryland GO	5.000%	8/1/16	5,000	5,120
Maryland GO	5.000%	8/1/16	4,500	4,608
Maryland GO	5.000%	8/1/16	27,680	28,344
Maryland GO	4.000%	8/15/16	9,570	9,764
Maryland GO	5.000%	3/1/17	1,450	1,522
Maryland GO	5.000%	3/1/18	3,395	3,698
Maryland GO	5.000%	3/15/18	5,000	5,454
Maryland GO	5.000%	3/1/19	10,000	11,277
Maryland GO	5.000%	3/1/19	3,420	3,857
Maryland GO	5.000%	3/15/19	1,090	1,231
Maryland GO	5.000%	3/15/19	9,285	10,484
Maryland GO	5.000%	8/1/19	5,000	5,715
Maryland GO	5.000%	11/1/19	3,250	3,744
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	430
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	524
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,102
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.436%	11/15/16	2,000	2,007

2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.116%	11/15/17	11,970	12,005
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.866%	5/15/18	5,100	5,099
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.886%	5/15/18	9,625	9,627
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,155
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,208
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,962
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/16	700	713
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/17	500	529
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/19	900	1,012
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/17	1,790	1,901
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,864
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/16	10,030	10,216
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/17	5,000	5,294
Maryland Transportation Authority GAN	5.250%	3/1/16	3,200	3,215
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/19	10,570	11,910
Montgomery County MD GO	5.000%	11/1/16	5,800	6,004
Montgomery County MD GO	5.000%	11/1/17	4,800	5,169
Montgomery County MD GO	5.000%	8/1/19	1,570	1,795
Montgomery County MD GO	5.000%	12/1/19	14,950	17,269
Montgomery County MD GO	5.000%	7/1/20	7,350	8,640
Montgomery County MD GO	5.000%	7/1/21	3,900	4,710
Prince Georges County MD GO	5.000%	9/1/17	8,015	8,578
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,751
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,801
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/16	4,405	4,442
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/20	12,870	14,545
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	7,290	8,011
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,585	8,624

Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,260	8,254
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	2,500	2,931
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,065	1,087
				387,117
Massachusetts (3.7%)
Boston MA GO	5.000%	2/1/18	7,965	8,657
Boston MA GO	5.000%	8/1/18	4,045	4,475
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/19	9,500	10,827
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.060%	2/1/16	25,455	25,455
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.110%	2/5/16	29,979	29,979
Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,720
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,237
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.560%	9/30/16	12,045	12,050
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.590%	3/30/17	6,500	6,490
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	23,980	24,219
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/19	215	219
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.560%	1/30/18	8,865	8,847
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.490%	1/29/20	5,500	5,373
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,392
3 Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	547
3 Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,647
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.290%	7/1/17	15,360	15,288
Massachusetts GO	5.000%	8/1/16	3,375	3,457
Massachusetts GO	5.000%	10/1/16	3,000	3,095
Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,608
2 Massachusetts GO	0.350%	1/1/17	14,100	14,105
2 Massachusetts GO	0.130%	2/1/17	65,000	65,010
2 Massachusetts GO	0.370%	2/1/17	15,485	15,494
2 Massachusetts GO	0.440%	1/1/18	9,100	9,067
2 Massachusetts GO PUT	0.310%	8/1/17	25,000	24,924
1 Massachusetts GO TOB VRDO	0.060%	2/1/16 (4)LOC	14,795	14,795
1 Massachusetts GO TOB VRDO	0.020%	2/5/16	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,060	9,132
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,995
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,509

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.430%	2/3/16 (4)	21,870	21,870
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.440%	2/4/16 (4)	11,600	11,600
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.430%	2/5/16 (4)	28,470	28,470
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.020%	2/5/16	13,100	13,100
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	1,000	1,134
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	1,000	1,152
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	2/5/16	3,605	3,605
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.130%	2/5/16 LOC	30,205	30,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.130%	2/5/16 (4)LOC	19,400	19,400
				460,999
Michigan (2.2%)
1 Detroit MI City School District GO TOB VRDO	0.260%	2/5/16	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	0.850%	2/5/16	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/16	365	369
East Lansing MI School District GO	5.000%	5/1/17	650	685
East Lansing MI School District GO	5.000%	5/1/18	335	365
East Lansing MI School District GO	5.000%	5/1/19	450	506
L'Anse Creuse MI Public Schools GO	2.000%	5/1/16	500	502
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	504
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,038
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	927
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	12,646
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	9,341
Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,212
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,249
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/18	1,500	1,609
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/19	3,000	3,287
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,393
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	890	907
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	5,310	5,403
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	4,000	4,070
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,355	1,430
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,293
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,290

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	528
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,000	1,086
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,544
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,999
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,249
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,202
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,926
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19	800	898
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	345
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/16	800	821
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	350	369
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	750	806
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/18	250	279
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/19	500	573
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,953
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,321
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	24,650
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	7,213
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,940
3 Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18	11,000	11,011
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,333
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,848
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,523
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,220
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,063
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/16	500	502
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	259

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	533
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,184
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	14,553
Oakland University of Michigan Revenue VRDO	0.010%	2/5/16 LOC	2,700	2,700
Royal Oak MI City School District GO	5.000%	5/1/17	1,300	1,371
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,092
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.160%	2/5/16 (4)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19	7,250	8,148
University of Michigan Revenue	5.000%	4/1/19	2,215	2,505
University of Michigan Revenue	5.000%	4/1/20	1,500	1,750
				266,413
Minnesota (0.7%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,226
Hennepin County MN GO	5.000%	12/1/16	4,035	4,192
Hennepin County MN GO	5.000%	12/15/17	4,355	4,711
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,515
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	4.000%	11/15/18	750	807
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/19	750	850
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/16	4,310	4,311
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,099
Minnesota GO	5.000%	8/1/16	6,045	6,190
Minnesota GO	5.000%	8/1/16 (ETM)	70	72
Minnesota GO	5.000%	8/1/16	4,480	4,587
Minnesota GO	5.000%	10/1/16	2,825	2,914
Minnesota GO	5.000%	10/1/17	3,545	3,805
Minnesota GO	5.000%	8/1/19	5,940	6,785
Minnesota GO	5.000%	8/1/19	2,275	2,599
Minnesota GO	5.000%	8/1/19	12,920	14,764
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.030%	2/5/16	6,560	6,560
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	11,585
Minnesota Public Facilities Authority Water
Pollution Control Revenue	5.000%	3/1/19	5,700	6,428
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	4.000%	9/1/16	295	300
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	496
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	971
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	626
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,955
				90,348
Mississippi (0.2%)
Jackson MS Public School District GO	5.000%	4/1/18	500	542
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,852
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,718

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	1,900	1,900
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,644
2 Mississippi GO	0.540%	9/1/17	5,810	5,810
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.310%	8/15/20	7,850	7,775
				22,241
Missouri (0.6%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	5,000	5,762
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,154
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	2.000%	2/15/16	705	705
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/18	425	455
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/19	645	709
Kansas City MO Airport Revenue	5.000%	9/1/16	900	924
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,333
Missouri Board of Public Buildings Special
Obligation Revenue	3.000%	10/1/16	2,795	2,846
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/19	1,000	1,121
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/20	1,000	1,158
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	4,034
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.020%	2/5/16	11,300	11,300
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,652
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,000	1,134
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/17	2,420	2,518
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/18	2,400	2,586
Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	18,082
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/16	1,000	1,019
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,255
St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,380
St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,143
St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,165
				75,435

Montana (0.0%)
	Montana Facility Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/18	1,875	2,022

Multiple States (0.2%)
[1,2] Eaton Vance Municipal Bond Fund II		1.060%	7/1/19	4,975	4,973
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.110%	2/5/16 LOC	24,700	24,700
					29,673
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	12/1/19	30,000	34,128
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	3.000%	11/1/16	685	696
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	3.000%	11/1/17	700	722
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	4.000%	11/1/18	925	990
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	0.030%	2/5/16 (13)	10,060	10,060
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	4.000%	11/1/16	500	511
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	4.000%	11/1/17	500	524
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	4.000%	4/1/16	1,000	1,006
	University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,880	1,918
	University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,175
					51,730
Nevada (0.6%)
	Clark County NV School District GO	5.000%	6/15/16	14,860	15,121
	Clark County NV School District GO	5.000%	6/15/17	11,105	11,768
	Clark County NV School District GO	5.000%	6/15/17	7,015	7,434
1	Clark County NV Water Reclamation District GO
	TOB VRDO	0.020%	2/5/16	6,000	6,000
1	Clark County NV Water Reclamation District GO
	TOB VRDO	0.020%	2/5/16	4,300	4,300
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.020%	2/5/16 LOC	6,500	6,500
	Nevada GO	5.000%	4/1/19	16,405	18,501
	Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,600
					80,224
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities
	Authority Revenue (LRGHealthcare) TOB
	VRDO	0.030%	2/5/16	15,645	15,645

New Jersey (4.0%)
	Bergen County NJ GO	4.000%	9/1/16	1,875	1,916

	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,967
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,344
[1,2] Eaton Vance New Jersey Municipal Bond Fund
	II	1.010%	7/1/19	8,700	8,697
	Essex County NJ Improvement Authority
	Revenue	2.000%	10/1/16	7,910	7,996
	Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,724
	Monmouth County NJ GO	4.000%	1/15/17	1,075	1,112
	Monmouth County NJ GO	4.000%	1/15/18	1,350	1,438
	Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,136
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,218
	New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,029
	New Jersey Economic Development Authority
	Revenue	5.000%	3/1/18	14,425	15,217
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/19	50,000	53,917
	New Jersey Economic Development Authority
	Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	20,267
	New Jersey Economic Development Authority
	Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	6,032
	New Jersey Economic Development Authority
	Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,437
	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	5.000%	9/1/16 (ETM)	5,000	5,138
	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	3,360	3,494
	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	5.000%	12/15/16	2,055	2,129
2	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	0.910%	2/1/17	19,160	18,931
1	New Jersey Economic Development Authority
	Revenue (School Facilities Construction) TOB
	VRDO	0.160%	2/5/16 LOC	18,310	18,310
	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)
	VRDO	0.740%	2/1/17	29,000	28,740
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,829
	New Jersey GO	5.250%	7/15/16 (2)	1,010	1,032
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,725
	New Jersey Health Care Facilities Financing
	Authority Revenue (AtlantiCare Regional
	Medical Center)	5.000%	7/1/16 (ETM)	250	255
	New Jersey Health Care Facilities Financing
	Authority Revenue (Holy Name Medical
	Center)	4.000%	7/1/17	1,000	1,037
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/16	2,000	2,037
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/17	2,000	2,117

New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	2.350%	7/1/16	1,210	1,213
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17	1,305	1,365
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	4.000%	7/1/17	1,500	1,565
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/20	2,100	2,411
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/18	750	801
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,180
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,126
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Broadway Townhouses Project)	0.600%	12/1/16	8,095	8,087
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	15,309
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	17,679
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/17	5,000	5,227
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/18	6,000	6,376
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.010%	12/15/19	35,000	33,970
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/16	2,000	2,033
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	4,200	4,391
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	13,425	14,154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	9,070	9,639
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	2/5/16 LOC	7,630	7,630
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	2/5/16 (4)LOC	31,830	31,830
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.260%	2/5/16	10,700	10,700
2 New Jersey Turnpike Authority Revenue	0.490%	1/1/17	30,000	29,951
2 New Jersey Turnpike Authority Revenue PUT	0.630%	1/1/17	30,000	29,986
2 New Jersey Turnpike Authority Revenue PUT	0.690%	1/1/18	5,000	4,986
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.210%	2/5/16 (4)	6,500	6,500
Rutgers State University New Jersey Revenue
VRDO	0.010%	2/1/16	2,600	2,600
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	2,000	2,029
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	3,000	3,163
				495,122

New Mexico (0.6%)
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,526
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.856%	2/1/18	5,010	5,015
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.906%	8/1/18	5,200	5,209
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	1.036%	8/1/19	37,500	37,163
	New Mexico Severance Tax Revenue	5.000%	7/1/16	7,645	7,798
	New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	17,486
					77,197
New York (17.8%)
	Binghamton NY City School District BAN	2.000%	11/18/16	29,680	29,987
	Broome County NY BAN	2.000%	5/6/16	91,100	91,426
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/18	1,000	1,086
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/19	680	755
[1,2] Eaton Vance New York Municipal Bond Fund II		0.860%	7/1/19	5,750	5,748
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/16	1,000	1,012
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	3,435	3,628
	Hempstead NY BAN	2.000%	12/16/16	26,634	26,910
1	Hudson Yards Infrastructure Corp. New York
	Revenue TOB VRDO	0.120%	2/5/16 LOC	6,065	6,065
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/16 (ETM)	4,315	4,367
	Long Island NY Power Authority Electric System
	Revenue	5.000%	6/1/16 (Prere.)	7,525	7,643
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/17	1,000	1,054
2	Long Island NY Power Authority Electric System
	Revenue PUT	1.179%	11/1/18	17,000	16,992
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/17	3,730	3,936
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/17	1,450	1,530
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/18	2,000	2,184
	Nassau County NY GO	5.000%	4/1/16	9,415	9,492
	Nassau County NY Health Care Corp. RAN	2.000%	1/17/17	9,000	9,070
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/19	1,305	1,468
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (South Nassau
	Communities Hospital)	5.000%	7/1/17	1,320	1,392
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Winthrop
	University Hospital Association Project)	4.000%	7/1/17	1,500	1,557

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	3.000%	7/1/17	900	925
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/18	800	852
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	406
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	0.300%	2/3/16 (4)	34,425	34,425
New York City NY GO	0.330%	2/4/16 (4)	43,875	43,875
New York City NY GO	0.390%	2/5/16 (4)	16,450	16,450
New York City NY GO	0.450%	2/5/16 (12)	1,675	1,675
New York City NY GO	0.450%	2/5/16 (4)	2,075	2,075
New York City NY GO	0.400%	2/8/16 (4)	32,750	32,750
New York City NY GO	0.400%	2/8/16 (12)	31,475	31,475
New York City NY GO	0.440%	2/2/16 (4)	7,200	7,200
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,024
New York City NY GO	5.000%	8/1/16	5,000	5,119
New York City NY GO	5.000%	8/1/16	2,325	2,380
New York City NY GO	5.000%	8/1/16	5,000	5,119
New York City NY GO	5.000%	8/1/16	6,000	6,142
New York City NY GO	5.000%	8/1/16	23,810	24,375
New York City NY GO	4.000%	8/1/17	5,705	6,000
New York City NY GO	5.000%	8/1/17	34,730	37,048
New York City NY GO	5.000%	8/1/17	7,280	7,766
New York City NY GO	5.000%	8/1/17	20,000	21,335
New York City NY GO	5.000%	8/1/17	3,715	3,963
New York City NY GO	5.000%	8/1/17 (2)	1,210	1,215
New York City NY GO	5.000%	8/1/17	4,305	4,592
New York City NY GO	5.000%	8/1/17	10,000	10,668
New York City NY GO	5.000%	8/1/17	33,680	35,928
New York City NY GO	5.000%	8/1/18	8,790	9,697
New York City NY GO	5.000%	8/1/18	3,250	3,586
New York City NY GO	5.000%	8/1/19	15,000	17,067
2 New York City NY GO	0.390%	8/1/21	4,700	4,700
2 New York City NY GO	0.480%	8/1/21	6,325	6,325
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	25,635	25,649
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,498
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	7,230	7,234
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,216
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,001
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	11/1/17	6,210	6,213
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,398
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,034
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,154

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,188
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,792
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,018
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,706
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (ETM)	2,500	2,545
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,357
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,357
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	2/5/16	3,420	3,420
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/5/16	23,405	23,405
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/5/16	7,885	7,885
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	2,200	2,200
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	2/4/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	2/5/16	4,150	4,150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16 (ETM)	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue	0.430%	2/4/16 (4)	37,275	37,275
New York City NY Transitional Finance Authority
Future Tax Revenue	0.450%	2/5/16 (4)	72,000	72,000
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	11/1/16	2,560	2,612
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	160	166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	9,840	10,189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,990	3,093
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	2,505	2,594
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	465	481
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,535	3,660
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	12,702
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	26,270	28,299
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19	1,300	1,482
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	18,700	21,475

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,110	2,423
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/1/16	6,900	6,900
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,569
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.030%	2/5/16	60,005	60,005
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.090%	2/5/16	12,935	12,935
New York Metropolitan Transportation Authority
BAN	0.500%	8/1/16	10,000	10,002
New York Metropolitan Transportation Authority
BAN	1.000%	8/1/16	35,000	35,094
New York Metropolitan Transportation Authority
Revenue	0.250%	3/1/16	50,000	50,001
2 New York Metropolitan Transportation Authority
Revenue	0.976%	11/1/16	3,500	3,502
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,747
2 New York Metropolitan Transportation Authority
Revenue	1.116%	11/1/17	2,950	2,954
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,466
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,282
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,515
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	3,897
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.390%	6/1/17	20,185	20,120
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.380%	11/1/18	2,000	1,974
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.460%	11/1/19	2,750	2,715
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.590%	11/1/19	21,000	20,830
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,029
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,332
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,293
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.120%	2/5/16 LOC	11,250	11,250
New York Metropolitan Transportation Authority
Revenue BAN	0.500%	8/1/16	20,000	20,017
2 New York Metropolitan Transportation Authority
Revenue PUT	0.280%	5/15/16	15,000	14,969
2 New York Metropolitan Transportation Authority
Revenue PUT	1.136%	11/1/16	15,510	15,527
2 New York Metropolitan Transportation Authority
Revenue PUT	0.765%	5/15/17 (4)	18,500	18,488
2 New York Metropolitan Transportation Authority
Revenue PUT	0.636%	11/1/17	7,310	7,245

2 New York Metropolitan Transportation Authority
Revenue PUT	0.370%	11/15/17	49,600	49,310
2 New York Metropolitan Transportation Authority
Revenue PUT	0.895%	5/15/18 (4)	10,750	10,728
2 New York Metropolitan Transportation Authority
Revenue PUT	0.586%	11/1/19	7,600	7,411
2 New York Metropolitan Transportation Authority
Revenue PUT	0.590%	6/1/20	87,500	86,406
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.130%	2/5/16	12,500	12,500
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.020%	2/5/16	8,995	8,995
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,785
New York State Dormitory Authority Revenue
(City University of New York)	5.000%	7/1/16	255	256
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.020%	2/5/16	8,535	8,535
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17	1,000	1,060
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/18	1,000	1,097
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,745
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,103
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,717
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,235	10,257
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	1,000	1,006
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,380	3,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	22,110	24,041
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	16,215	18,246
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	7,620	8,575
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,000	1,125
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,106
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	2/5/16	560	560
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,095
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	387
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	10,517

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,577
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,154
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	536
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,538
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,678
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,107
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,380
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/17	6,865	7,294
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/16 (ETM)	190	195
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/16	910	924
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	370	406
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	630	665
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19 (ETM)	600	678
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19	1,025	1,098
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	41,315	45,104
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	23,100	25,219
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	31,555	35,668
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	24,300	27,467
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,750	2,751
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,500	2,501
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	4,850	4,853
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	2,505	2,505
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	6,705	6,709
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	3,000	3,004
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	6,890	6,888
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	10,000	9,997
New York State Housing Finance Agency
Affordable Housing Revenue	0.900%	11/1/17	3,000	3,004
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,190	4,206
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,912

	New York State Housing Finance Agency
	Affordable Housing Revenue	1.150%	5/1/18	1,250	1,254
	New York State Housing Finance Agency
	Affordable Housing Revenue	1.250%	5/1/18	2,500	2,511
	New York State Housing Finance Agency
	Affordable Housing Revenue	1.250%	5/1/18	6,250	6,277
	New York State Housing Finance Agency
	Housing Revenue	1.150%	11/1/16	960	963
	New York State Housing Finance Agency
	Housing Revenue	0.900%	11/1/17	5,000	5,007
	New York State Housing Finance Agency
	Housing Revenue	0.900%	11/1/17	6,000	6,011
	New York State Local Government Assistance
	Corp. Revenue	5.000%	4/1/19	2,365	2,585
	New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	479
	New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,603
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,620
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	47,241
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	4.000%	3/15/16	15,845	15,923
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	24,027
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,606
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,401
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.250%	1/1/20	1,500	1,697
[1,2] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.630%	10/1/17	17,500	17,502
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19 (ETM)	500	549
	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,165
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,276
	Port Authority of New York & New Jersey
	Revenue	5.000%	8/15/18 (4)	2,855	3,049
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,273
	Suffolk County NY GO	5.000%	2/1/16 (4)	4,250	4,251
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,567
	Suffolk County NY RAN	2.000%	3/24/16	27,500	27,564
	Suffolk County NY TAN	2.000%	7/27/16	45,000	45,282
	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.010%	2/1/16 LOC	1,000	1,000
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	10,000	10,164
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	6,250	6,352
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/16	8,570	8,894
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.260%	1/1/17 (4)	10,700	10,692
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.360%	1/1/18 (4)	5,000	4,988
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.450%	1/1/19 (4)	1,800	1,794

2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.586%	11/1/16	5,810	5,805
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.806%	1/3/17	5,000	5,017
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.686%	2/1/19	10,350	10,285
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	2,470	2,514
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	635	661
Yonkers NY GO	3.000%	7/1/16	1,300	1,314
Yonkers NY GO	3.000%	8/15/16	675	684
Yonkers NY GO	4.000%	3/15/17 (4)	600	623
Yonkers NY GO	3.000%	7/1/17	1,005	1,035
Yonkers NY GO	3.000%	8/15/17	510	526
				2,206,591
North Carolina (1.5%)
Charlotte NC GO	5.000%	7/1/17	2,000	2,127
Charlotte NC GO	5.000%	12/1/17	5,335	5,763
Charlotte NC GO	5.000%	7/1/18	5,000	5,510
Charlotte NC GO	5.000%	12/1/18	4,000	4,473
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,444
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,559
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.030%	2/5/16	3,350	3,350
East Carolina University North Carolina
Revenue	5.000%	10/1/19	3,525	4,038
East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	4,306
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.050%	2/5/16 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.060%	2/5/16 (4)	6,427	6,427
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,421
Mecklenburg County NC GO	5.000%	3/1/19	5,000	5,638
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,717
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,592
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.020%	2/5/16	2,285	2,285
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.500%	3/1/16	33,500	33,500
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	5,000	5,210
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	10,555	10,998
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,515
North Carolina GO	5.000%	4/1/16	2,200	2,219
North Carolina GO	5.000%	3/1/18	4,770	5,179
North Carolina GO	5.000%	3/1/19	3,865	4,359

North Carolina GO	5.000%	5/1/19	6,835	7,750
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	3,920
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,151
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.750%	12/1/17	7,960	7,926
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	645
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	532
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,290
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,884
Wake County NC GO	5.000%	2/1/16	1,310	1,310
Wake County NC GO	4.000%	2/1/17	6,440	6,671
Wake County NC GO	5.000%	9/1/17	9,000	9,633
Wake County NC GO	5.000%	2/1/18	16,090	17,474
				187,736
Ohio (2.1%)
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/17	2,875	3,097
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/18	1,145	1,274
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/19	1,590	1,822
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.020%	2/5/16	7,460	7,460
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,046
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,602
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	26,964
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	155
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,595
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	159
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,615
Columbus OH GO	5.000%	2/15/16	1,715	1,719
Columbus OH GO	5.000%	7/1/16	6,760	6,896
Columbus OH GO	5.000%	2/15/18	10,000	10,873
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	3.000%	12/1/17	470	488
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,108
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,080
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	4.000%	6/15/16	1,000	1,010
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,070

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	8,074
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/16	400	400
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/17	375	387
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	553
Hamilton County OH Sales Tax Revenue	5.000%	12/1/17 (2)	1,150	1,195
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	906
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.200%	2/5/16	20,000	20,000
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.180%	2/5/16	7,000	7,000
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.210%	2/5/16	6,970	6,970
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,562
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,841
Ohio GO	3.000%	5/1/16	10,480	10,557
Ohio GO	5.000%	9/15/16	10,000	10,297
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.020%	2/5/16	10,300	10,300
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	643
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	2/5/16	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.340%	2/2/19	5,250	5,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.340%	2/5/19	4,250	4,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.340%	2/5/19	7,250	7,250
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.480%	3/1/16	11,000	11,000
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.110%	2/5/16	10,660	10,660
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	10,540	10,739
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,088
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,321
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,340
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.250%	7/1/16	2,000	2,015
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,575
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,365
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,655

Toledo OH GO	4.000%	12/1/16 (4)	535	550
Toledo OH GO	4.000%	12/1/18 (4)	1,880	2,036
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/19	1,000	1,083
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,311
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,689
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,256
				259,951
Oklahoma (0.3%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/16	1,000	1,019
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	806
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,449
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,544
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/18	2,990	3,145
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.020%	2/5/16 (13)	2,800	2,800
Oklahoma City OK GO	2.000%	3/1/16	4,855	4,863
Oklahoma GO	5.000%	7/15/18	4,165	4,597
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/19	3,000	3,389
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.030%	2/5/16	7,041	7,041
				31,653
Oregon (0.8%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,621
Multnomah County OR School District GO	5.000%	6/15/18	10,000	11,001
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.240%	9/30/16	4,415	4,411
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.890%	10/1/17	8,750	8,750
Oregon GO	5.000%	5/1/16	2,000	2,025
Oregon GO	5.000%	5/1/16	3,500	3,544
Oregon GO	5.000%	11/1/16	3,000	3,106
Oregon GO	5.000%	5/1/18	1,125	1,233
Oregon GO	5.000%	5/1/18	1,500	1,644
Oregon GO	5.000%	11/1/18	3,750	4,181
Oregon Health & Science University Revenue	5.000%	7/1/16	500	509
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,095
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,525
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	11,050	11,254
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,616

Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	14,287
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	5,066
				97,868
Pennsylvania (5.0%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,058
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,000	1,092
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.940%	2/1/21	7,190	7,176
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	2/1/16 LOC	31,300	31,300
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/16	2,120	2,149
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,043
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.030%	2/5/16	8,420	8,420
2 Bethlehem PA Area School District Authority
Revenue PUT	0.729%	1/1/18	3,995	4,002
Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,564
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	695
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	551
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/17 (15)	885	922
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/18 (15)	1,025	1,094
Chambersburg PA Area School District GO	2.000%	3/1/16	2,205	2,209
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	988
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,061
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,750	2,751
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	658
Delaware County PA GO	5.000%	10/1/17	1,370	1,372
3 Delaware County PA GO	5.000%	10/1/19	3,000	3,442
3 Delaware County PA GO	5.000%	10/1/20	2,680	3,162
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,114
2 Downingtown PA Area School District GO PUT	0.380%	5/1/16	5,850	5,849
2 Hempfield PA School District GO PUT	0.836%	8/1/19	5,800	5,803
Hempfield PA School District GO VRDO	0.806%	8/1/19	1,905	1,904
2 Manheim Township PA School District GO	0.571%	5/1/17	1,400	1,390

2 Manheim Township PA School District GO PUT	0.691%	5/1/18	6,850	6,776
3 Montgomery County PA GO	5.000%	4/1/19	1,840	2,072
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,121
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,061
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	537
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,065
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/19	1,500	1,635
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,050
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,032
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/16 (ETM)	1,180	1,180
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/17 (ETM)	995	1,040
1 Mount Lebanon PA School District GO TOB
VRDO	0.150%	2/5/16	15,500	15,500
2 North Penn PA Water Authority Revenue	0.556%	11/1/17	1,100	1,094
2 North Penn PA Water Authority Revenue	0.636%	11/1/18	700	694
2 North Penn PA Water Authority Revenue PUT	0.786%	11/1/19	2,500	2,475
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.410%	8/15/20	8,125	8,134
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.500%	4/1/16	4,700	4,700
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/16	2,000	2,032
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,830	5,498
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	1,090	1,244
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	5,170	5,899
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,518
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,250	15,553

Pennsylvania GO	5.000%	7/1/16	9,075	9,256
Pennsylvania GO	5.000%	7/1/16	40,470	41,277
Pennsylvania GO	5.000%	9/1/16	8,915	8,953
Pennsylvania GO	5.000%	3/1/17	16,540	17,339
Pennsylvania GO	5.000%	4/1/17	11,150	11,728
Pennsylvania GO	5.000%	4/1/18	35,410	38,518
Pennsylvania GO	5.000%	7/1/18	2,675	2,934
Pennsylvania GO	5.000%	8/15/18	15,170	16,709
Pennsylvania GO	5.000%	8/15/18	48,540	53,464
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,311
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/17	7,000	7,451
2 Pennsylvania Turnpike Commission Revenue	0.560%	12/1/16	23,575	23,600
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,268
2 Pennsylvania Turnpike Commission Revenue	0.460%	12/1/17	15,000	14,939
2 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/17	10,405	10,381
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,897
2 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/18	8,750	8,713
2 Pennsylvania Turnpike Commission Revenue
PUT	0.810%	12/1/18	6,500	6,491
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.130%	2/5/16 (12)	3,245	3,245
3 Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	4.000%	12/1/17	4,190	4,415
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,753
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,849
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	3,078
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	5,000	5,343
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,170	6,316
Philadelphia PA School District GO	5.000%	9/1/16	4,750	4,876
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,386
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,956
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,089
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.080%	2/5/16 (4)	49,155	49,155
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/16 (4)	2,600	2,655
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.030%	2/5/16 (4)	14,375	14,375
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/18 (15)	500	550
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.410%	11/1/17	2,900	2,894
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (ETM)	2,375	2,427
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	6,700	6,698
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,791

2 York County PA GO PUT	0.591%	6/1/17	7,295	7,274
				622,033
Rhode Island (0.2%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/16	4,825	4,907
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17	2,640	2,736
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,397
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,009
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,863
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,075
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,762
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,626
				21,375
South Carolina (0.6%)
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.970%	1/1/18	8,770	8,798
Florence County SC GO	3.000%	6/1/16	16,075	16,228
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/18	700	771
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/19	1,000	1,131
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,809
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	6,240
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/16	1,300	1,349
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/17	2,305	2,480
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/18	1,000	1,110
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.010%	2/1/16	9,525	9,525
South Carolina GO	5.000%	4/1/16	1,450	1,462
South Carolina GO	5.000%	4/1/16	7,260	7,321
South Carolina GO	5.000%	4/1/16	30	30
South Carolina GO	5.000%	4/1/16	6,475	6,530
South Carolina GO	5.000%	4/1/16	2,275	2,294
South Carolina GO	4.000%	4/1/17	2,520	2,624
South Carolina GO	5.000%	4/1/17	1,880	1,980

South Carolina GO	5.000%	4/1/18	1,975	2,158
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,200	1,225
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	686
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	941
				76,692
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	2.000%	11/1/16	410	414
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/16	500	509
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	500	518
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	450	466
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	527
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/18	675	727
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	437
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/19	600	682
				4,280
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,631
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	3.000%	4/1/17	2,130	2,184
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	4.000%	4/1/18	2,000	2,127
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,250
Memphis TN GO	5.000%	11/1/19	4,720	5,424
Metropolitan Government of Nashville &
Davidson County TN GO	5.500%	7/1/19	13,640	15,765
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,842
Shelby County TN GO	5.000%	4/1/18	4,085	4,461
Shelby County TN GO	5.000%	4/1/18	5,000	5,463
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	1,115	1,137
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/16	1,290	1,290
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	2,715	2,784
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,201
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,165	3,376
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	5,150	5,528

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,721
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	16,857
Tennessee GO	5.000%	10/1/16	2,000	2,063
Tennessee GO	5.000%	10/1/18	1,030	1,145
Williamson County TN GO	5.000%	4/1/19	4,070	4,602
				100,851
Texas (13.0%)
3 Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,872
3 Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,607
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/18	500	548
Austin TX GO	5.000%	9/1/19	1,250	1,430
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	3.000%	5/15/16	12,065	12,165
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	3.000%	5/15/16	4,675	4,714
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,701
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,089
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,396
Brownsville TX Utility System Revenue	5.000%	9/1/16	2,075	2,129
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,474
1 Brownsville TX Utility System Revenue TOB
VRDO	0.160%	2/5/16 (4)	6,060	6,060
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	520
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	538
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	6,245
Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.440%	2/4/16 (4)	21,350	21,350
College Station TX Independent School District
GO	4.000%	8/15/16	3,280	3,347
3 Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,760
3 Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,585
Cypress-Fairbanks TX Independent School
District GO PUT	2.000%	8/15/16	19,000	19,146
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/15/18	9,865	10,344
Cypress-Fairbanks TX Independent School
District GO PUT	4.000%	8/15/19	9,690	10,611
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (2)	1,250	1,298
Dallas TX GO	5.000%	2/15/17	4,150	4,348
Dallas TX GO	5.000%	2/15/18	3,250	3,530
Dallas TX GO	5.000%	2/15/19	6,215	6,981
Dallas TX GO	5.000%	2/15/19	8,565	9,621
Dallas TX GO	5.000%	2/15/20	1,245	1,441
Dallas TX GO	5.000%	2/15/20	7,165	8,294
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,435
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	6,191
Dallas TX Independent School District GO PUT	1.500%	8/15/18	10,000	10,125
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,820

	Denton TX Independent School District GO PUT	2.000%	8/1/16	7,000	7,048
	Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,198
	Eagle Mountain & Saginaw TX Independent
	School District GO PUT	2.000%	8/1/19	9,000	9,238
	El Paso TX Water & Sewer Revenue	3.000%	3/1/16	1,500	1,504
	El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,101
	El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,601
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,614
	Fort Bend TX Independent School District GO
	PUT	0.660%	8/1/16	8,125	8,124
	Fort Bend TX Independent School District GO
	PUT	2.000%	8/1/17	15,000	15,254
	Fort Worth TX GO	4.000%	3/1/18	5,080	5,422
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,624
	Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,975
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,303
	Garland TX GO	5.000%	2/15/18	10,730	11,655
	Garland TX GO	5.000%	2/15/19	3,000	3,370
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue BAN	3.000%	12/15/16	195,465	199,468
3	Grand Prairie TX Independent School District
	GO	5.000%	2/15/18	1,135	1,234
3	Grand Prairie TX Independent School District
	GO	5.000%	2/15/19	2,420	2,720
	Harlandale TX Independent School District GO
	PUT	2.000%	8/15/18	25,000	25,587
2	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	0.410%	6/1/16	2,000	1,999
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/17	3,500	3,742
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/18	2,000	2,213
	Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	20,676
	Harris County TX GO	5.000%	10/1/18	2,675	2,967
	Harris County TX GO	5.000%	10/1/18	2,800	3,106
	Harris County TX GO	5.000%	10/1/19	1,550	1,778
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	0.440%	2/4/16 (4)	14,425	14,425
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	0.440%	2/4/16 (4)	2,275	2,275
2	Harris County TX Toll Road Revenue	0.640%	8/15/17	5,260	5,270
2	Harris County TX Toll Road Revenue PUT	0.710%	8/15/18	34,250	34,249
1	Houston TX Airport System Revenue TOB
	VRDO	0.020%	2/5/16	12,000	12,000
1	Houston TX Airport System Revenue TOB
	VRDO	0.160%	2/5/16 (4)(3)	49,500	49,500
	Houston TX GO	4.000%	3/1/16	2,900	2,910
	Houston TX GO	4.000%	3/1/17	2,075	2,154
	Houston TX GO	4.000%	3/1/17	9,000	9,344
	Houston TX GO	5.000%	3/1/18	11,835	12,870
	Houston TX GO	5.000%	3/1/20	11,775	13,267
[2,4] Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) PUT	0.540%	5/16/16 (Prere.)	11,000	11,007

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,499
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	8,527
Houston TX Independent School District GO
PUT	0.950%	6/1/17	16,000	16,018
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	4.000%	9/15/16	3,100	3,171
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,608
Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,904
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,074
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,156
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,612
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,950
2 Houston TX Utility System Revenue PUT	0.610%	8/1/16	42,000	41,997
2 Houston TX Utility System Revenue PUT	0.910%	5/1/20	19,500	19,414
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,318
1 Judson TX Independent School District GO TOB
VRDO	0.030%	2/5/16 (12)	3,200	3,200
3 Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,805
Katy TX Independent School District GO PUT	1.600%	8/15/17	865	866
2 Katy TX Independent School District GO PUT	0.835%	8/15/19	14,465	14,430
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/16	1,850	1,882
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/17	1,000	1,043
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/18	1,055	1,123
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,188
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,659
Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,283
1 Lone Star College System Texas GO TOB
VRDO	0.020%	2/5/16	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19 (14)	1,000	1,014
Lubbock TX GO	5.000%	2/15/18	4,080	4,432
Lubbock TX GO	5.000%	2/15/18	2,500	2,715
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	10,415	10,444
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,539
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.500%	4/1/16	14,600	14,600
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	826
North East TX Independent School District GO
PUT	2.000%	8/1/18	4,910	5,024
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,233
North Texas Tollway Authority System Revenue	3.000%	1/1/17	1,000	1,021
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,069

North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	635
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	779
2 North Texas Tollway Authority System Revenue
PUT	0.680%	1/1/20	29,690	29,206
Northside Independent School District Texas
GO	5.000%	2/15/19	1,495	1,681
Northside Independent School District Texas
GO PUT	1.650%	8/1/18	11,250	11,409
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	6,615	6,647
Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,497
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	3,937
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,971
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,625
1 Port Arthur TX Independent School District GO
TOB VRDO	0.020%	2/5/16 (12)	9,125	9,125
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,161
3 Rockwall TX GO	4.000%	8/1/18	1,505	1,616
3 Rockwall TX GO	5.000%	8/1/19	2,300	2,605
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,460
3 Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	2,047
3 Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,173
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,060
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	16,360	18,380
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,541
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.290%	2/1/17	45,000	44,967
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.390%	2/1/18	27,250	27,128
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,150	10,379
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/19	45,000	47,973
San Antonio TX GO	5.000%	2/1/18	3,250	3,530
San Antonio TX Independent School District GO	5.000%	8/15/16	1,800	1,847
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	6,011
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,385	7,557
2 San Antonio TX Water Revenue PUT	0.690%	11/1/16	19,790	19,794
2 San Antonio TX Water Revenue PUT	0.410%	11/1/17	16,875	16,775
Spring Branch TX Independent School District
GO	5.000%	2/1/18	3,000	3,257
Spring Branch TX Independent School District
GO	5.000%	2/1/18	1,390	1,509
Spring Branch TX Independent School District
GO	5.000%	2/1/18	2,095	2,275
Spring Branch TX Independent School District
GO	5.000%	2/1/19	10,000	11,227
Spring Branch TX Independent School District
GO	5.000%	2/1/19	2,615	2,936
Spring Branch TX Independent School District
GO PUT	1.050%	6/15/17	38,000	38,027
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,176

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,458
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,759
Texas GO	4.000%	10/1/16	2,965	3,039
Texas GO	5.000%	10/1/18	4,650	5,172
Texas GO	5.000%	10/1/18	3,400	3,782
Texas GO	5.000%	10/1/19	14,150	16,257
Texas GO PUT	2.000%	2/1/18	3,465	3,469
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	5,335	5,536
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,300
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	11,715
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	9,945	10,464
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	4,980
Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,881
Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	2,927
Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,385
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/16 (15)	1,000	1,031
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/17 (15)	2,615	2,775
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,084
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/17	21,000	21,713
Texas Transportation Commission GO	5.000%	10/1/17	5,660	6,079
Texas Transportation Commission GO	5.000%	10/1/18	17,930	19,942
Texas Transportation Commission GO	5.000%	4/1/19	2,800	3,162
2 Texas Transportation Commission Mobility Fund
GO PUT	0.390%	10/1/18	50,000	49,591
Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	7,099
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	32,549
Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	18,358
2 Texas Transportation Commission Revenue
PUT	0.360%	4/1/17	45,950	45,928
1 Texas Transportation Commission Revenue
TOB VRDO	0.020%	2/5/16	14,395	14,395
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,500	22,297
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,088
Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,673
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	8,015
Texas Water Development Board Revenue	5.000%	4/15/19	3,525	3,986
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,447
University of North Texas Revenue	5.000%	4/15/16	1,000	1,010
University of North Texas Revenue	5.000%	4/15/17	725	764
University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	2,095	2,309
University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	1,235	1,361

University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	3,210	3,656
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,173
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,046
				1,616,289
Utah (0.4%)
Salt Lake County UT Sales Tax Revenue	4.000%	2/1/16	3,630	3,631
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,111
Utah GO	5.000%	7/1/16	1,500	1,530
Utah GO	5.000%	7/1/17	2,715	2,888
Utah GO	5.000%	7/1/18	2,925	3,224
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	37,000	37,222
				49,606
Vermont (0.1%)
3 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/16	1,000	1,020
3 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/17	500	520
3 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/18	500	527
3 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/19	475	523
3 Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	500	559
Vermont GO	4.000%	8/15/19	2,615	2,903
				6,052
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	3.000%	9/1/16	750	759
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,312
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,495	1,534
Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	626
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,685
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,589
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,000	2,236
				13,741
Virginia (1.7%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	3,730	3,940
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,329
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,288
Fairfax County VA Public Improvement GO	5.000%	10/1/20	3,700	4,380

2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.910%	2/1/17	6,500	6,548
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,390	1,423
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	0.700%	12/1/16	6,250	6,255
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,142
Norfolk VA GO	4.000%	10/1/16	4,960	5,084
Norfolk VA Water Revenue	5.000%	11/1/18	725	807
Richmond VA GO	3.000%	3/1/16	2,250	2,256
Richmond VA GO	5.000%	3/1/18	3,330	3,625
Richmond VA GO	5.000%	3/1/19	3,710	4,177
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,799
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,707
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/18	3,170	3,447
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,660	8,662
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,190	8,192
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	11,275	12,232
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	4,095	4,598
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,000	1,123
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	14,875	16,688
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/16	1,100	1,115
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	13,450	13,826
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,030	8,810
Virginia GO	5.000%	6/1/17	1,000	1,060
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	2,845	2,914
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	4,880	4,998

Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	7,890	8,721
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	10,170	11,241
Virginia Public School Authority Revenue	5.000%	4/15/16	2,940	2,970
Virginia Public School Authority Revenue	4.000%	8/1/16	3,565	3,633
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	3,953
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,775
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/17	12,385	13,062
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/18	13,000	14,208
				208,988
Washington (2.6%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.020%	2/5/16	8,280	8,280
2 Everett WA GO PUT	0.410%	12/1/19	3,905	3,839
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.330%	12/1/17	9,000	8,958
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,247
King County WA GO	5.000%	1/1/18	2,000	2,165
King County WA GO	5.000%	7/1/18	7,515	8,286
King County WA GO	5.000%	12/1/18	2,745	3,070
King County WA GO	4.000%	6/1/19	3,610	3,985
King County WA GO	5.000%	12/1/19	2,885	3,332
1 King County WA Sewer Revenue TOB VRDO	0.020%	2/5/16	6,950	6,950
Pierce County WA School District No. 10
(Tacoma) GO	3.000%	6/1/18	6,500	6,834
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/18	5,000	5,582
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/19	5,000	5,504
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/19	3,500	4,030
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	5,038
Seattle WA GO	5.000%	6/1/18	6,455	7,085
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,553
2 Seattle WA Municipal Light & Power Revenue
PUT	0.690%	11/1/18	6,750	6,750
2 Seattle WA Municipal Light & Power Revenue
PUT	0.690%	11/1/18	8,250	8,250
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,408
1 TES Properties Washington Lease Revenue
TOB VRDO	0.020%	2/5/16	10,125	10,125
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,130	4,353
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,494
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,165
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,546
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,513
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	15,389

Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	22,333
Washington GO	5.000%	7/1/16	10,000	10,203
Washington GO	5.500%	7/1/18	21,675	24,142
Washington GO	5.000%	8/1/18	11,745	12,979
Washington GO	5.000%	8/1/18	4,280	4,729
Washington GO	5.000%	7/1/19	22,835	25,991
3 Washington GO	5.000%	7/1/19	21,620	24,568
Washington GO	5.000%	8/1/19	4,500	5,136
Washington GO	5.000%	1/1/20	2,000	2,247
1 Washington GO TOB VRDO	0.020%	2/5/16	6,145	6,145
1 Washington GO TOB VRDO	0.020%	2/5/16	5,030	5,030
1 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.030%	2/5/16	3,180	3,180
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.110%	2/5/16	9,690	9,690
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	721
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,470
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/16	465	467
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	313
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	269
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.375%	1/1/21	3,250	3,302
				317,646
West Virginia (0.1%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,014
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,049
West Virginia University Revenue	5.000%	10/1/16	725	748
2 West Virginia University Revenue PUT	0.540%	10/1/19	3,500	3,475
				15,286
Wisconsin (0.8%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,084
Milwaukee WI GO	4.000%	3/15/18	15,085	16,117
Wisconsin GO	4.000%	5/1/16	4,470	4,514
Wisconsin GO	4.000%	11/1/16	6,205	6,378
Wisconsin GO	5.000%	5/1/17	1,000	1,057
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,200	7,658
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,000	14,209
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.020%	2/5/16	750	750

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,301
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	8,045	8,239
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	8,595	8,628
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,745	1,788
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/16	1,660	1,719
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/17	1,000	1,074
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	833
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,266
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	681
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	525	547
Wisconsin Transportation Revenue	5.000%	7/1/16	9,930	10,132
				97,975
Total Tax-Exempt Municipal Bonds (Cost $12,266,424)				12,315,153

			Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
5 Vanguard Municipal Cash Management Fund
(Cost $211,421)	0.024%		211,420,890	211,421
Total Investments (101.0%) (Cost $12,477,845)				12,526,574
Other Assets and Liabilities-Net (-1.0%)				(127,510)
Net Assets (100%)				12,399,064

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $1,448,343,000, representing 11.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2016.
4 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts that were closed on January 31, 2016, and settled after month-end.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	12,315,153	—
Temporary Cash Investments	211,421	—	—
Futures Contracts–Assets[1]	184	—	—
Total	211,605	12,315,153	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at January 31, 2016.

D. At January 31, 2016, the cost of investment securities for tax purposes was $12,478,342,000. Net unrealized appreciation of investment securities for tax purposes was $48,232,000, consisting of unrealized gains of $56,711,000 on securities that had risen in value since their purchase and $8,479,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,147
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,758
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,674
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,153
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,825
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	8,022
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,386
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	8,071
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	63,021
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	65,516
1 Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	67,611
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	14,683
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/19	1,820	2,057
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,847
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	3,750
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,643
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,350
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,546
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,844
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,130
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,325
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,608
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,587
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,378
Birmingham AL GO	0.000%	3/1/32	5,000	5,401
Huntsville AL GO	5.000%	3/1/26	2,540	3,022
Huntsville AL GO	5.000%	5/1/33	5,000	5,761
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,909
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,980
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,868

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,003
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,641
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,183
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,099
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,450	6,066
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,932
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,867
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	664
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	876
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	870
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,787
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,643
				368,504
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,297
Alaska GO	5.000%	8/1/24	5,000	6,171
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,712
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,410
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,351
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.010%	2/5/16	1,000	1,000
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,632
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,867
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,262
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,773
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,772
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,892
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	11,210	11,214
				73,353
Arizona (2.1%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	882
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,059
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	844
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,191

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	717
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/16 (Prere.)	2,430	2,469
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/16 (Prere.)	4,310	4,379
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,426
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,276
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,343
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,848
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,201
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,349
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,297
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,186
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,524
Arizona COP	4.000%	9/1/17	1,250	1,314
Arizona COP	5.000%	3/1/18 (Prere.)	10,000	10,880
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,440
Arizona COP	5.000%	9/1/18	1,275	1,406
Arizona COP	5.000%	9/1/20	1,700	1,986
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	4,051
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,649
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,824
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,330
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	10,789
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,083
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.010%	2/5/16 LOC	3,440	3,440
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.010%	2/5/16 LOC	18,500	18,500
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.860%	2/5/20	12,500	12,769
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,227
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,858
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,625

Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,650
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,146
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,128
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,911
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	24,652
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	22,431
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,324
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,554
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,000	12,283
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,000	14,969
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	34,830
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,625
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,625
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	12,219
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	17,319
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,625
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	8,011
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,628
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	10,237
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,503
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,503
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,423
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	8,050
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,516
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	7,580	8,972
3 Arizona Transportation Board Highway Revenue
TOB VRDO	0.110%	2/5/16	6,695	6,695
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,145
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,444
Chandler AZ GO	4.000%	7/1/22	3,390	3,955
Chandler AZ GO	5.000%	7/1/23	3,400	4,259
Chandler AZ GO	5.000%	7/1/24	4,250	5,400
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,593
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,222
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,706
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,698
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,965
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,310

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,234
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,263
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,624
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,717
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,730
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,217
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,558
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,789
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,436
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,612
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/17 (Prere.)	4,235	4,500
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	6,620
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	10,584
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,338
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,064
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,524
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/28	690	838
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/29	480	592
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/30	375	461
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,362
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,234
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,357
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,250
3 Mesa AZ Utility System Revenue TOB VRDO	0.020%	2/5/16	595	595
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,493
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,454
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,434
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	11,001
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	15,123
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,420	5,529
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,495
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,256

Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,781
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,531
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,000	13,511
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	8,732
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,770	9,809
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,000	11,241
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	7,000	8,715
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,500	3,092
Phoenix AZ GO	5.000%	7/1/20	5,150	5,481
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,608
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,672
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,332
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,325
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,483
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,261
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,261
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	1/1/18	3,775	4,012
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,867
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,790
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,959
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,424
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,696
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,999
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,424
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	23,057
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,308
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	330
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,696
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,570
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	6,987
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	7,426

Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	5,824
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	15,318
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,108
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,108
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,764
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.500%	3/1/16	25,000	25,000
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,437
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,482
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,144
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,747
				976,312
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	442
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	12,895
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	3,960	3,992
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,438
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,584
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,459
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,154
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,675
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,273
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,992
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,858
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	4,015
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	3,048
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,212
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,607
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,359

University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,388
				52,391
California (11.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,585
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,200
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,902
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,710
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,823
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,969
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,249
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	20,363
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	26,620
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,371
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	2,310	2,354
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.610%	4/1/20	18,615	18,477
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,736
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.710%	4/1/21	14,500	14,396
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,868
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	13,500	13,425
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,672
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	5,666
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,062
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	7,887
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,422
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	14,529
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	7,259
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,898
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,590	8,870
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	21,051
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	3,800	4,431

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	2,802
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,198
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	15,000	19,035
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	10,000	12,820
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	15,000	18,718
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,500	3,101
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	22,801
1 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	36,498
1 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	20,925
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,636
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,894
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,777
California GO	6.000%	2/1/16	1,500	1,500
California GO	5.000%	4/1/16	10,000	10,084
California GO	5.000%	9/1/16 (Prere.)	33,800	34,736
California GO	5.000%	9/1/16	8,000	8,221
California GO	5.000%	3/1/17	3,000	3,148
California GO	5.000%	4/1/17	13,050	13,741
2 California GO	0.760%	5/1/17	3,500	3,512
California GO	5.500%	4/1/18	30,000	33,109
California GO	6.000%	4/1/18	11,480	12,804
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	33,861
California GO	5.000%	4/1/20	18,000	20,315
California GO	5.000%	8/1/20	18,970	19,852
California GO	5.000%	10/1/20	3,000	3,547
California GO	5.000%	11/1/20 (14)	5,000	5,402
California GO	5.000%	12/1/21	16,365	17,740
California GO	5.000%	3/1/22	6,375	6,402
California GO	5.000%	3/1/22	26,540	32,312
California GO	5.250%	10/1/22	15,000	17,352
California GO	5.000%	12/1/22	11,000	13,613
California GO	5.000%	3/1/23	29,000	29,123
California GO	5.000%	9/1/23	9,770	12,185
California GO	5.000%	11/1/23	17,200	21,515
California GO	5.000%	12/1/23	34,000	42,593
California GO	5.000%	3/1/24	30,115	30,243
California GO	5.000%	3/1/24	30,000	37,598
California GO	5.000%	5/1/24	35,000	43,994
California GO	5.000%	10/1/24	19,500	21,291
California GO	5.000%	10/1/24	10,500	13,292
California GO	5.000%	12/1/24	5,640	7,023

California GO	5.000%	3/1/25	15,000	18,955
California GO	5.000%	10/1/25	20,000	24,352
California GO	5.000%	11/1/25	33,000	41,325
California GO	5.000%	12/1/25	5,490	6,781
California GO	5.500%	8/1/26	23,665	26,431
California GO	5.000%	10/1/26	31,140	37,980
California GO	5.000%	10/1/27	11,250	13,658
California GO	5.250%	10/1/27	26,440	31,812
California GO	5.000%	11/1/27	17,380	21,379
California GO	5.000%	2/1/28	12,500	15,071
California GO	5.000%	11/1/28	9,175	11,217
California GO	5.000%	12/1/28	3,575	4,377
California GO	5.750%	4/1/29	2,395	2,753
California GO	5.250%	9/1/29	10,460	12,945
California GO	5.000%	10/1/29	27,000	30,874
California GO	5.000%	10/1/29	4,445	4,827
California GO	5.000%	10/1/29	10,000	12,270
California GO	5.250%	3/1/30	29,500	34,317
California GO	5.000%	5/1/30	30,000	36,301
California GO	5.250%	9/1/30	25,480	31,351
California GO	5.750%	4/1/31	79,190	90,798
California GO	5.000%	10/1/31	24,000	29,110
California GO	5.000%	2/1/32	50,640	59,871
California GO	5.000%	10/1/32	11,000	13,265
California GO	5.000%	2/1/33	60,000	70,810
California GO	6.500%	4/1/33	54,500	63,985
California GO	5.000%	10/1/33	6,000	7,204
California GO	5.000%	10/1/34	10,000	11,964
California GO PUT	3.000%	12/1/19	6,000	6,395
3 California GO TOB VRDO	0.020%	2/5/16 (4)	11,000	11,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	22,497
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,738
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,692
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,663
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,336
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,854
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,038
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,520	4,563
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.040%	2/5/16	650	650
3 California Health Facilities Financing Authority
Revenue (Providence Health Services) TOB
VRDO	0.100%	2/5/16	9,480	9,480
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,011

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,512
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,916
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,617
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,733
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,189
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,655
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,143
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,491
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,378
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,111
2 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT	1.010%	6/1/20	10,000	10,015
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,071
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,737
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,740	1,912
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,050	5,646
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,241
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,660
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,110
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,666
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,454
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,922
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,651
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,838
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,335
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	6,098
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	932

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,133
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	12,085
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,518
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	6,067
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,785
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	15,536
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,513
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	5,104
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,689
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,679
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,893
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,917
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,942
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	11,290	12,779
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	8,130	9,203
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,140
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	10,462
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	4,500	5,369
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,000	3,579
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,206
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,050	7,373
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,000	3,701
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,460	5,502
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,407
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,684
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	3,111
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	5,077
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	11,225
California State University Systemwide Revenue	5.000%	11/1/26	14,775	16,778

California State University Systemwide Revenue	5.750%	11/1/27	5,000	5,796
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,906
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,315
California State University Systemwide Revenue	5.000%	11/1/30	24,850	30,459
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,409
California State University Systemwide Revenue	5.000%	11/1/31	21,630	26,237
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,721
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,059
California State University Systemwide Revenue	5.000%	11/1/33	20,000	24,014
California State University Systemwide Revenue	5.000%	11/1/34	24,190	28,897
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,180
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	4,175	4,175
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	37,266
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,500	3,574
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,872
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	4,075
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,637
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	4,875
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	699
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,157
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	593
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,403
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,714
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,877
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,879
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,413
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,523
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,421
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	974
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,821
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,533
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,281
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,347
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,373
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,488
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,552
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,610
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,678

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,615
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,835
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,430
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,627
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,759
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,326
Cupertino CA Union School District GO	5.000%	8/1/30	2,000	2,455
Cupertino CA Union School District GO	5.000%	8/1/34	2,000	2,408
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,184
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	2,410	2,921
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,000	4,829
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	3,052
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,421
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,611
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,127
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,252
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,089
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,187
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,175
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,903
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,451
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,306
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,605
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,987
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,668
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,842
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,652
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,569
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	939
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,213
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	918
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,403
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,345
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	2,073
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,606
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,277

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,328
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,579
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,128
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,878
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	16,513
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,665
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,372
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	47,417
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,511
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,163
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,599
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	6,166
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	7,353
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	184
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,328
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	12,545	12,729
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	4,595	4,268
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	19,000	22,551
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	10,500	12,396
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,732
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,242
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,523
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,056
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,121
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,970
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,243
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,208
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,424
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,740
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,808
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,038
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,084
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	58

Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	255	308
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	108
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	159
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,124
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,569
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,843
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,259
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,366
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,723
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,133
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	8,242
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,774
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,418
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,578
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,562
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	30,993
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,717
Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	12,336
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	37,383
Los Angeles CA Community College District GO	5.000%	8/1/31	12,100	14,747
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,281
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,308
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,092
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,115	3,419
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,567
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,567
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,960	4,346
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,675
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,988
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,866
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	55,995	62,636
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,903
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	27,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	13,412
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,325
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,143
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,238
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,258
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,870
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,044
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,274

Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	7,437
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,039
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	24,035	24,519
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,255
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,835
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,798
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,638
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	23,841
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	12,739
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	22,815
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	38,806
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,684
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,163
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,752
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,565
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	25,034
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,461
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,717
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,188
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,194
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,339
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,733
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,532
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,328
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,737
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,355
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,785
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,556
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,859
Metropolitan Water District of Southern
California Revenue PUT	2.000%	10/1/16	6,000	6,037
2 Metropolitan Water District of Southern
California Revenue PUT	0.390%	3/27/18	3,000	2,992
2 Metropolitan Water District of Southern
California Revenue PUT	0.390%	3/27/18	31,000	30,922
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,676
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,545
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	15,301
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,712
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,339
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,809
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,117
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,327
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,436
Oakland CA Unified School District GO	5.000%	8/1/24 (4)	2,000	2,458
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,847
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,470

Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,344
Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,615
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,075
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,011
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	8,815	8,832
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,030
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	14,814
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,686
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,057
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,103
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,403
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,680
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/20	1,035	1,200
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,370
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,465
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,548
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,625
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,832
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,456
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	7,059
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,670
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,665
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,853
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,265
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,300
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,647
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	2,054
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,268
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	19,798
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,540
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,609
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,096
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,427
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,605
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,665

Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	11,344
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	4,115
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	14,187
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,763
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,235
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,655
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	6,222
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,281
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	3,528
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	5,775
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	6,521
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,832
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,292
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	135
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	280
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	145	174
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	133
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,810	2,184
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	750	922
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,500	1,859
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.000%	7/1/16 (Prere.)	2,000	2,040
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.090%	2/5/16 LOC	7,500	7,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	824
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,373
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,686
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,519
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,055
Sacramento County CA GO	5.000%	2/1/17	4,650	4,813
Sacramento County CA GO	5.250%	2/1/18	6,140	6,613
Sacramento County CA GO	5.250%	2/1/19	4,940	5,429
Sacramento County CA GO	5.500%	2/1/20	4,700	5,334
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/26	1,000	1,268

Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,100	1,375
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,435
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,226
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,632
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,200
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,319
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,391
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,543
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,628
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	15,044
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	17,257
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	17,276
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,653
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,850
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,594
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,717
San Diego CA Community College District GO	5.000%	8/1/27	8,350	10,098
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,949
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,828
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,182
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,190
San Diego CA Community College District GO	5.000%	8/1/30	5,000	6,044
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,806
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,827
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	12,505
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	23,615	29,952
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/25	25,000	32,037
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,262
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,767
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,013
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,893
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	6,239
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/24	1,055	1,349

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/25	2,100	2,707
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/26	1,430	1,839
San Francisco CA City & County GO	5.000%	6/15/27	10,000	12,187
San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,400
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,906
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,855
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,688
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,279
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,860
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,953
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,431
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	16,560
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,788
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,232
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	10,655
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,739
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,654
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,194
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	26,279
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	31,790
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,676
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,318
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,714
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,846
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,334
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,184
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,635
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,637
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,719
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,462

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	3,049
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	2,034
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	1,000	1,094
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,219
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,183
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,328
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,142
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,317
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,400
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	891
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,255
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,000	1,244
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,000	1,237
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,227
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,830
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,822
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,188
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,097
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	7,828
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	5,249
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	6,171
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,593
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	4,911
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	6,254
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	5,041
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	8,602
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	7,975
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,773

Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,648
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,618
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,897
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	10,366
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	466
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,481
State Center California Community College
District GO	5.000%	8/1/30	3,335	4,126
State Center California Community College
District GO	5.000%	8/1/31	5,070	6,233
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,953
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,188
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,108
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,342
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,671
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,029
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,182
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,495
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,750
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,930
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,536
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	16,896
University of California Revenue	5.000%	5/15/23	2,000	2,507
University of California Revenue	5.000%	5/15/23	3,000	3,760
University of California Revenue	5.000%	5/15/23	1,500	1,800
University of California Revenue	5.000%	5/15/26	12,915	15,344
University of California Revenue	5.000%	5/15/27	5,000	5,903
University of California Revenue	5.000%	5/15/27	6,010	7,495
University of California Revenue	5.000%	5/15/28	25,995	31,732
University of California Revenue	5.000%	5/15/28	5,500	6,876
University of California Revenue	5.000%	5/15/28	12,500	15,508
University of California Revenue	5.000%	5/15/29	24,000	29,558
University of California Revenue	5.000%	5/15/30	2,830	3,280
University of California Revenue	5.000%	5/15/31	11,000	13,380
University of California Revenue	5.000%	5/15/32	21,800	26,054
University of California Revenue	5.000%	5/15/32	4,000	4,839
University of California Revenue	4.000%	5/15/33	7,000	7,689
University of California Revenue	5.000%	5/15/33	31,200	37,126
University of California Revenue	5.000%	5/15/34	38,420	45,518
University of California Revenue PUT	5.000%	5/15/23	127,165	157,791
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,260
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	6,669
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	6,386
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	6,530

Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	6,162
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,248
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,242
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,223
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,159
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,040
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,012
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,833
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,557
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	8,336
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	8,949
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,841
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,255
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,918
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,508
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,542
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,909
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,991
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,591
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,965
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,654
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,258
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	2,771
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	7,202
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,475
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,204
				5,422,426
Colorado (1.1%)
Adams County CO COP	5.000%	12/1/30	600	724
Adams County CO COP	5.000%	12/1/33	1,000	1,187
Adams County CO COP	5.000%	12/1/34	725	857
Aurora CO COP	5.000%	12/1/19	1,050	1,198
Aurora CO COP	5.000%	12/1/20	2,000	2,311
Aurora CO COP	5.000%	12/1/21	3,505	4,033
Aurora CO COP	5.000%	12/1/22	4,730	5,441
Aurora CO COP	5.000%	12/1/23	4,465	5,129
Aurora CO COP	5.000%	12/1/24	4,215	4,836

Aurora CO COP	5.000%	12/1/25	5,475	6,269
3 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.030%	2/5/16	8,665	8,665
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,106
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,253
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,420
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,532
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,206
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,218
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	56,352
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	17,000	19,144
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,343
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	2/1/16	5,300	5,300
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,329
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,904
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,934
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,135
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,223
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,562
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,160
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,568
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,310
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	7,049
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,225
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,851
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,849
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,821
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,282
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,979
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,651
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,700
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	6,036
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	17,290
Denver CO City & County COP VRDO	0.010%	2/1/16	2,000	2,000

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	23,984
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,597
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,959
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	14,181
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	24,687
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	9,843
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	12,728
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	15,872
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,697
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,830
4 Garfield, Pitkin, & Eagle County CO School
District GO	1.000%	12/15/16	500	502
4 Garfield, Pitkin, & Eagle County CO School
District GO	2.000%	12/15/17	500	512
4 Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,416
4 Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	8,258
4 Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	7,735
4 Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/35	7,440	8,101
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,824
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,209
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,353
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,748
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,246
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,436
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,285
Regional Transportation District of Colorado
COP	5.000%	6/1/23	2,000	2,318
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,000	1,155
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,147
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,139
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,214

University of Colorado Enterprise System
Revenue	5.000%	6/1/17 (Prere.)	5,785	6,128
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,000	2,304
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	3,168
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,500	1,870
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,509
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,500
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,366
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,000	2,465
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,958
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,250	2,755
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,903
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,215
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,187
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,290
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,693
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	7,032
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,392
				545,093
Connecticut (1.8%)
Connecticut GO	5.000%	4/15/16	13,725	13,866
2 Connecticut GO	0.660%	5/15/16	5,000	5,009
2 Connecticut GO	0.780%	5/15/17	5,000	5,018
Connecticut GO	5.000%	11/1/17	7,750	8,336
2 Connecticut GO	0.930%	5/15/18	14,100	14,168
Connecticut GO	5.000%	12/15/18	11,100	11,563
Connecticut GO	5.000%	3/15/20	7,770	8,961
2 Connecticut GO	1.260%	4/15/20	17,000	17,163
Connecticut GO	5.000%	11/1/20	4,970	5,829
2 Connecticut GO	0.760%	3/1/21	4,305	4,258
Connecticut GO	5.000%	11/1/21	5,000	5,992
Connecticut GO	4.000%	3/15/22	14,405	16,509
Connecticut GO	5.000%	4/15/22	6,005	7,246
Connecticut GO	5.000%	5/15/22	11,310	13,400
Connecticut GO	5.000%	6/1/22	8,010	9,692
Connecticut GO	5.000%	6/15/22	9,355	11,329
Connecticut GO	5.000%	9/15/22	6,830	8,315
Connecticut GO	5.000%	11/15/22	5,000	6,108
Connecticut GO	5.000%	11/15/22	17,120	20,915
Connecticut GO	5.000%	3/15/23	18,315	22,444
Connecticut GO	5.000%	6/15/23	5,890	7,252

Connecticut GO	5.000%	11/1/23	10,000	11,940
Connecticut GO	5.000%	11/15/23	7,715	9,572
Connecticut GO	5.000%	11/15/23	14,275	17,712
Connecticut GO	5.000%	3/15/24	10,000	12,372
Connecticut GO	5.000%	6/1/24	10,000	11,995
Connecticut GO	5.000%	9/1/24	20,000	24,891
Connecticut GO	5.000%	10/15/24	10,805	13,046
Connecticut GO	5.000%	11/15/24	6,985	8,715
Connecticut GO	5.000%	11/15/24	10,025	12,508
Connecticut GO	5.000%	3/1/25	19,440	23,467
Connecticut GO	5.000%	9/1/25	19,395	23,834
Connecticut GO	5.000%	11/15/25	15,795	19,860
Connecticut GO	5.000%	11/15/25	3,250	4,087
Connecticut GO	5.000%	9/1/26	13,170	16,026
Connecticut GO	5.000%	11/1/26	9,250	10,951
Connecticut GO	5.000%	11/15/26	8,000	9,957
Connecticut GO	5.000%	3/15/27	10,000	12,224
Connecticut GO	5.000%	6/15/27	5,000	6,136
Connecticut GO	5.000%	11/15/28	10,000	12,255
Connecticut GO	5.000%	6/15/29	5,000	6,059
Connecticut GO	5.000%	3/1/30	8,900	10,520
Connecticut GO	4.000%	6/15/30	2,500	2,746
Connecticut GO	5.000%	3/1/31	10,500	12,344
Connecticut GO	4.000%	9/1/31	14,100	15,417
Connecticut GO	5.000%	4/15/32	4,000	4,639
Connecticut GO	5.000%	8/15/32	20,000	23,448
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,476
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,697
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,398
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,648
3 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.010%	2/5/16	2,225	2,225
3 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.010%	2/5/16	4,000	4,000
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,869
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	15,001
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,972
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.010%	2/5/16	18,000	18,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	7,634
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	6,124
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,385
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,041

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	23,534
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,839
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,907
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	17,938
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,000	11,998
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	7,168
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,439
Hartford CT GO	5.000%	4/1/28	2,055	2,372
Hartford CT GO	5.000%	4/1/30	2,000	2,286
University of Connecticut GO	5.000%	2/15/26	3,140	3,886
University of Connecticut GO	5.000%	2/15/27	8,000	9,810
University of Connecticut GO	5.000%	2/15/28	5,000	6,098
University of Connecticut GO	5.000%	2/15/29	9,010	10,902
				846,741
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,280
Delaware GO	5.000%	10/1/16	19,895	20,528
Delaware GO	5.000%	8/1/24	6,040	7,531
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	11,375
University of Delaware Revenue	5.000%	11/1/22	1,000	1,142
				43,856
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/19	5,000	5,675
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,757
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,796
District of Columbia GO	5.000%	6/1/21	5,000	6,002
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,218
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,025	2,509
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,200	2,752
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,337
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,274
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	5,869
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,063
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	6,899
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,470
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	25,245
District of Columbia Revenue (Georgetown
University) VRDO	0.010%	2/5/16 LOC	5,000	5,000
District of Columbia Revenue (Georgetown
University) VRDO	0.010%	2/5/16 LOC	6,975	6,975

District of Columbia Revenue (Georgetown
University) VRDO	0.010%	2/5/16 LOC	10,140	10,140
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,815	1,850
District of Columbia Revenue (Washington
Drama Society) VRDO	0.010%	2/5/16 LOC	2,205	2,205
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	11,464
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	6,111
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,953
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,953
				163,517
Florida (5.8%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/25	1,000	1,185
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/26	1,250	1,464
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/27	1,300	1,510
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/34	22,000	24,810
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,924
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	6,015
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,313
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,572
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,846
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,857
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,891
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,168
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,219
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,050
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,710
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	5,016
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,771
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,868

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,137
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,226
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,643
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,903
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	5,152
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,407
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,195
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,362
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,200
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,730
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,794
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,706
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	9,159
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,634
Broward County FL GO	5.000%	1/1/20	9,185	10,618
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,216
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,678
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/18 (Prere.)	2,000	2,225
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,189
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	16,256
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,160
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	60,990	64,710
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	21,633
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,000	35,830
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,000	24,661
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	50,799
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,538
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,395
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,365
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,859
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,856
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,381
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,399
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,060
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,149
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	15,756
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,684
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,630
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,405
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,646
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,367

Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,954
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	10,170	11,180
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	8,180	8,992
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	7,000	7,957
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,302
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	10,568
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,749
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,417
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	11,717
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	9,872
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	42,436
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	10,685
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,727
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,000	12,261
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	8,644
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	13,037
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,428
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,268
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	25,733
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,880
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	8,685
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,486
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,642
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,066
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,152
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,123
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,593
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,723
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,611

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,176
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,795
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,742
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,659
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,998
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,950
Florida Department of Transportation GO	5.000%	7/1/22	22,060	27,097
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,098
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16 (ETM)	50,000	50,987
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,371
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,081
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,490
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,135
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,460
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,133
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,231
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,119
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,238
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,787
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,351
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,485
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,669
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,211
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,458
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,678
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,363
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,510
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,465
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,489
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,219
4 Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,356
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,243
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,572
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,048
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,942
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,565
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,321
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,350	1,611
Halifax Hospital Medical Center Florida Hospital
Revenue VRDO	0.010%	2/5/16 LOC	19,740	19,740
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,225

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,221
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,332
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,477
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,028
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,486
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,302
Hillsborough County FL Assessment Revenue	5.000%	3/1/16 (Prere.)	6,260	6,287
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,933
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,735
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/18	12,320	13,683
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/19	14,680	16,807
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	2,490	2,608
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	14,223
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,400	29,994
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,371
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	2,885	3,207
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	14,132
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	16,395
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	17,584
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,674
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,852
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,859
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	733
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	922

Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,506
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,409
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,364
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,427
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,345
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.010%	2/5/16	1,300	1,300
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19	15,265	17,476
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	22,255	26,172
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,229
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,402
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,292
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.010%	2/5/16	4,035	4,035
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	5,957
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,255
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,568
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,417
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,082
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,420
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,440
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,562
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,802
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,427
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,813
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,075
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,712
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,104
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,772
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,058
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,509
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,934
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	545
4 Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,072
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,000	3,372
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,128
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,382
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,727
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,935
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,378
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,837
Lee County FL School Board COP	5.000%	8/1/27	5,000	6,021
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,794
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,214

Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,654
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,909
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,136
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,171
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,169
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,165
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,129
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,540
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,613
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,610
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,825
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,887
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,938
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,380
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,264
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	4,016
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,580
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,988
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,508
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,136
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,624
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,000	5,765
Miami Beach FL Resort Tax Revenue	5.000%	9/1/25	840	1,051
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,239
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,584
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,212
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,807
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,350	1,590
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,761
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,987
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,692
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	3,042
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,750	3,385
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,822
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,468
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,493

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	8,272
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,132
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,436
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	5,275	5,550
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	2,040	2,146
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,000	4,859
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,250	5,213
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,750	4,582
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,250	3,938
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,250	2,706
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,348
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,977
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,828
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,535
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,912
Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	9,449
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,380
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,280	3,393
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,655	2,746
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,500	2,586
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	5,025	5,198
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,500	3,620
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	6,000
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	27,747
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	30,445
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	15,663
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	14,292
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	17,100
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,776
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,544
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,895
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,769
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,728
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,121
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,757
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,116
Miami-Dade County FL Seaport Revenue VRDO	0.010%	2/5/16 LOC	63,300	63,300
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,388
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,287

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	13,476
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,950
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	10,418
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	3,062
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,735
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	14,052
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,684
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,209
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	15,742
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,545
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	13,414
3 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.010%	2/1/16 LOC	9,175	9,175
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,757
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,439
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,390
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	7,336
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,933
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,938
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,193
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	4,008
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,589
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,154
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,189
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,082
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,069
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,533
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,380
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	20,353
Orange County FL Tourist Development
Revenue	5.000%	10/1/19	8,680	9,910
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	16,405
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	17,697

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,944
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,977
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	15,321
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	5,000	5,626
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	4,052
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,999
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	760
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,070
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,228
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,572
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,271
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	850	1,001
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,486
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,197
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,137
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,320
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,945
Palm Beach County FL School Board COP	5.000%	8/1/30	5,000	5,956
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,625
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	14,124
Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	6,000	6,141
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,429
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,647
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	16,886
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,813
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,558
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,286
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,391
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,395
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,848
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	3,025
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,000	1,242
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,946
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,390

Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,289
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,162
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,767
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,041
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	5,000	5,155
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	7,805	8,048
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	4,000	4,124
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	8,000	8,249
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,091
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,685
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,936
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	595
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	577
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	574
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,285
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	7,014
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,397
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	5,044
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,252
4 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	925	1,112
4 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	650	782
4 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,304
4 Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,705
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,870
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,769
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,440
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,653
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	4,093

Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	21,191
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	15,518
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	16,848
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,161
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,266
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,156
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,220
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,710
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,134
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,676
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,898
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,120
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,631
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,812
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,880
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,853
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,140
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,335
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,169
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,282
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,750	2,029
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,231
Volusia County FL School Board COP	5.000%	8/1/24	500	621
Volusia County FL School Board COP	5.000%	8/1/25	1,675	2,059
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,174
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,973
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,791
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,578
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,758
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,245
				2,770,743
Georgia (2.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,867
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	3,082
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,208

Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,609
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,476
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	1,987
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	3,000	3,572
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,553
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,893
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	5,862
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,418
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,329
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,320
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,291
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,645
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,232
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,820
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,883
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,624
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,956
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	3,087
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,224
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,645
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,499
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,717
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,798
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,270
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,673
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,854
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,188
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	12,062
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,727
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,766
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,173
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,621
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,349
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,572
2 Atlanta GA Water & Wastewater Revenue PUT	1.787%	11/1/18	21,685	22,192
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) VRDO	0.170%	2/5/16	34,950	34,950
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,670
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	0.748%	1/1/24 (4)	2,350	2,280
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,025
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,166

Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,507
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,977
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,321
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,168
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,890
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,340
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,609
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,716
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,821
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,626
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,721
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,831
Forsyth County GA GO	5.000%	3/1/20	2,145	2,497
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,880
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,705
Georgia GO	5.000%	7/1/16	8,625	8,799
Georgia GO	5.000%	7/1/16	2,705	2,760
Georgia GO	5.000%	7/1/16	18,290	18,659
Georgia GO	5.000%	2/1/19	33,695	37,891
Georgia GO	5.000%	7/1/19	5,000	5,700
Georgia GO	4.000%	11/1/19	2,500	2,788
Georgia GO	5.000%	2/1/20	34,000	39,474
Georgia GO	5.000%	7/1/20	18,460	21,699
Georgia GO	5.000%	7/1/20	3,000	3,526
Georgia GO	5.000%	7/1/20	10,000	11,755
Georgia GO	5.000%	11/1/20	9,240	10,965
Georgia GO	5.000%	10/1/21	8,000	9,721
Georgia GO	5.000%	1/1/22	9,415	11,496
Georgia GO	5.000%	2/1/22	13,425	16,423
Georgia GO	4.000%	10/1/22	2,150	2,530
Georgia GO	5.000%	2/1/23	18,395	22,937
Georgia GO	5.000%	7/1/23	20,160	24,749
Georgia GO	5.000%	2/1/25	3,000	3,761
Georgia GO	5.000%	2/1/27	10,000	12,364
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	14,424
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,847
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,562
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	26,521
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	17,469
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,936
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	5,174

Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,000	8,094
Gwinnett County GA School District GO	5.000%	2/1/17	2,100	2,196
4 Gwinnett County GA School District GO	5.000%	8/1/20	20,000	23,544
4 Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,929
4 Gwinnett County GA School District GO	5.000%	8/1/21	23,000	27,810
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,230
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,415
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,611
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,399
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,446
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	2,270	2,542
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	27,089
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,774
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	42,539
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	12,445
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,160
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,186
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,555
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,239
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,015
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,537
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,125	2,642
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,256
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,486
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,347
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,833
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	57,583
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,960
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,813
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,553
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,787
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,775
				1,026,498
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	6,280	7,536

Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	4,790	5,775
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	4,200	5,108
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,748
				21,167
Hawaii (0.7%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	16,118
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,534
Hawaii GO	5.000%	3/1/16 (Prere.)	1,485	1,491
Hawaii GO	5.000%	6/1/16	4,295	4,365
Hawaii GO	4.000%	11/1/17	4,100	4,343
Hawaii GO	5.000%	12/1/18	9,250	10,333
Hawaii GO	5.000%	10/1/20	5,500	6,484
Hawaii GO	5.000%	10/1/20	9,910	11,683
Hawaii GO	5.000%	12/1/20	4,480	5,307
Hawaii GO	5.000%	11/1/22	11,155	13,774
Hawaii GO	5.000%	12/1/22	10,000	12,217
Hawaii GO	5.000%	8/1/24	14,970	18,880
Hawaii GO	5.000%	8/1/24	8,970	11,313
Hawaii GO	5.000%	10/1/24	10,000	12,641
Hawaii GO	5.000%	11/1/24	22,305	27,259
Hawaii GO	5.000%	8/1/25	4,105	5,149
Hawaii GO	5.000%	8/1/25	2,500	3,136
Hawaii GO	5.000%	10/1/25	12,000	15,333
Hawaii GO	5.000%	8/1/29	8,500	10,410
Hawaii GO	5.000%	8/1/33	2,865	3,442
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,608
Hawaii Highway Revenue	5.000%	1/1/33	2,065	2,462
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,694
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,188
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,875
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,449
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,356
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,858
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,338
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,920
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,235
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,939
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,711
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,323
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,455
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,487
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,324
Honolulu HI City & County GO	5.000%	10/1/27	4,000	5,026
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,950
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,997
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,783
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	6,981
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	11,243
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	10,098
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	8,152

Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	8,198
				333,862
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	857
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	323
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	1,245	1,401
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	715	803
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	13,840
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,500	1,879
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,441
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,765
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,592
				31,901
Illinois (6.2%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,352
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	3,085	3,183
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,055
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,589
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,799
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,064
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,333
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	6,786
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,548
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,478
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	15,910
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,614
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,133
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,920
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	6,827
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,774
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,484
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	15,871
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	9,367
2 Chicago IL Board of Education GO PUT	4.010%	3/1/17	11,700	11,692
Chicago IL GO	5.000%	2/20/16 (Prere.)	8,840	8,864
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,353
Chicago IL GO	5.500%	1/1/17 (ETM)	7,065	7,381
Chicago IL GO	5.500%	1/1/17 (4)	11,365	11,678
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,597
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,690
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,336
Chicago IL GO	5.000%	1/1/25	20,465	21,103
Chicago IL GO	5.000%	1/1/26	11,500	11,807
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,168
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,136
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,126
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	40,264
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,999
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,102
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	7,053

Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,371
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,408
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,573
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,478
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,304
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,054
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,048
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,103
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,201
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,317
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,308
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	23,863
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,608
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,648
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,396
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,508
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,589
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,476
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,751
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,601
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,782
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,616
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,178
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	4,079
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,864
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,750	12,821
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,421
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	12,203
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,410
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,700
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,638
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	26,364
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,275
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,602
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,562
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	11,649
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	23,242
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	74,685	79,442
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,172
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,237
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,603
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,989
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,548
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	7,545	7,831
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,084
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,311
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,457
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,309
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,645

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,720
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	33,675
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,137
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	32,465
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,017
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,174
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,791
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,747
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,621
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,212
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,064
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,306
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,152
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,916
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,700
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,249
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,239
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,534
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,941
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,276
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,263
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,148
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,111
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,196
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,179
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,672
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,186
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,329
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,326
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,315
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,304
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,150
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,119
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,767
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,478
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,888
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,687
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,470
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,707
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,531
Cook County IL GO	5.000%	11/15/18	8,000	8,686
Cook County IL GO	5.000%	11/15/20	7,500	8,286
Cook County IL GO	5.000%	11/15/21	5,410	5,953
Cook County IL GO	5.250%	11/15/28	35,500	39,278
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,164
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,066
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,129

Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,193
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,740
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,378
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,578
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,022
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,400
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,221
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,431
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,317
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,680
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,254
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,328
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	5,285	5,905
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,225
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,200	1,480
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,625
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,000	5,931
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,545
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.010%	2/5/16	18,925	18,925
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,445
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,790
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,449
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,478
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,178
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,619
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,085	20,372
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,936
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	23,879

Illinois Finance Authority Revenue (Edward
Hospital) VRDO	0.010%	2/5/16 LOC	23,095	23,095
Illinois Finance Authority Revenue (Edward
Hospital) VRDO	0.010%	2/5/16 LOC	12,700	12,700
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	1,023
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	8,449
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	10,026
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	4,095
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,694
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,764
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,848
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,929
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	2,018
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,108
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,979
Illinois Finance Authority Revenue (Museum of
Contemporary Art) VRDO	0.010%	2/5/16 LOC	22,100	22,100
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.010%	2/5/16 LOC	4,290	4,290
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.010%	2/5/16 LOC	7,245	7,245
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,177
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,458
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,964
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,368
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,414
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,000	1,200
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,542
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,600	1,935
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	1,950	2,375
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,481
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,354
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	26,985

Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,565
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,400
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	8,224
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,526
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,865
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,000	4,820
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,796
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,000	1,180
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,519
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	3,043
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,839
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,170
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,710
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,595
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.010%	2/1/16 LOC	2,625	2,625
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,387
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,452
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,745
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,525
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	6,109
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,491
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	4,063
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	5,067
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	18,108
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,875
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,661
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	6,001
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	6,036

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,778
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,193
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,715
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	33,586
Illinois GO	5.000%	8/1/16	32,000	32,655
Illinois GO	5.000%	1/1/17	22,985	23,814
Illinois GO	5.000%	3/1/17	1,550	1,615
Illinois GO	5.000%	8/1/17	8,760	9,248
Illinois GO	5.000%	1/1/20 (4)	8,635	9,649
Illinois GO	5.000%	8/1/20	2,000	2,235
Illinois GO	5.000%	1/1/21 (4)	21,470	23,896
Illinois GO	5.250%	1/1/21	7,525	8,545
Illinois GO	5.000%	7/1/21	7,000	7,924
Illinois GO	5.000%	8/1/21	25,000	28,322
Illinois GO	5.000%	1/1/22	2,740	2,992
Illinois GO	5.000%	2/1/22	5,000	5,682
Illinois GO	5.000%	7/1/22	7,000	7,979
Illinois GO	5.000%	8/1/22 (4)	11,720	13,594
Illinois GO	5.000%	2/1/23	7,000	7,957
Illinois GO	5.000%	7/1/23	6,000	6,832
Illinois GO	5.000%	8/1/23	17,000	19,362
Illinois GO	4.000%	1/1/24	14,000	14,684
Illinois GO	5.000%	2/1/24	5,700	6,462
Illinois GO	5.500%	7/1/24	19,000	21,934
Illinois GO	5.000%	8/1/24	18,835	20,858
Illinois GO	5.000%	11/1/24 (2)	5,000	5,016
Illinois GO	5.000%	2/1/26	10,400	11,591
Illinois GO	5.000%	4/1/26 (2)	12,600	12,648
Illinois GO	5.000%	4/1/26 (4)	16,175	18,237
Illinois GO	5.000%	6/1/26	5,100	5,236
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.500%	7/1/26	7,000	8,071
Illinois GO	5.000%	4/1/27	3,840	4,250
Illinois GO	5.500%	7/1/27	8,000	9,195
Illinois GO	5.000%	1/1/28	5,000	5,584
Illinois GO	5.000%	4/1/28 (4)	4,515	5,015
Illinois GO	5.250%	7/1/28	7,500	8,289
Illinois GO	5.000%	1/1/29	19,200	21,290
Illinois GO	5.250%	2/1/29	8,750	9,693
Illinois GO	5.000%	3/1/29	23,000	24,633
Illinois GO	5.250%	2/1/30	13,000	14,318
Illinois GO	5.000%	1/1/31	11,000	11,670
Illinois GO	5.250%	2/1/31	9,000	9,868
Illinois GO	5.000%	3/1/31	7,985	8,483
Illinois GO	5.250%	7/1/31	6,000	6,542
Illinois GO	5.000%	9/1/31	6,500	6,815
Illinois GO	5.000%	5/1/32	7,000	7,528
Illinois GO	5.000%	5/1/33	8,200	8,795
Illinois GO	5.500%	7/1/33 (4)	3,300	3,772
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/1/16	2,500	2,500
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,414

Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,441
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,976
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,941
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,091
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,851
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,751
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,525
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,384
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,287
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,689
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	27,177
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,700	5,813
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,000	5,099
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	20,000	20,396
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,921
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,472
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,464
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,457
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,821
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	4,063
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,314
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,171
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,645
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,222
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	14,423
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,274
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,914
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	15,000	17,927
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,256
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,890
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,968
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,367
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,433
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,659
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,429
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	4,000	4,693
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16	31,200	31,200
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16 LOC	20,500	20,500
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.010%	2/5/16 LOC	4,100	4,100
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	15,268
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,734
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,490	5,712
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	7,789
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,715	1,995
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,762
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,644

Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	5,008
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,135
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,710
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,616
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,212
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	35,564
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,078
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	25,132
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,232
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,675
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	21,086
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,386
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	4,186
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	17,388
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,879
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,148
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,319
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,424
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	43,785
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	12,035
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,255
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,968
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,331
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,241
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,532
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	15,255
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,931
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,858
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,416
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,321
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,695

University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,778
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,277
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,272
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	2,043
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,385
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,992
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	10,142
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	5,140
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	608
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	6,245
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,053
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,595
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,360
				2,950,419
Indiana (1.3%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	1/15/17 (Prere.)	5,695	5,941
Elkhart County IN Hospital Authority (Beacon
Health System Inc. Obligated Group) VRDO	0.010%	2/5/16 LOC	20,600	20,600
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,998
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	171
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,521
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,494
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,530
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,854
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,954
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,086
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,459

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,032
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,560
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.010%	2/5/16 LOC	13,200	13,200
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	30,022
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,540
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,977
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,943
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,902
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,886
4 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,634
4 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,251
4 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	5,000	6,202
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,738
4 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/25	4,100	5,121
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,255
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,213
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,142
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,189
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,523
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,692
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,432
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.010%	2/5/16 LOC	4,620	4,620
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,460
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,039
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,690
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,614
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,429
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,186

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,319
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,148
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,613
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,000	3,765
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	6,184
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,365
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	12,378
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,701
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,180
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,242
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,208
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,613
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,905
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,744
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,457
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,910
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,768
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,005
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,036
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	18,522
3 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.020%	2/5/16	5,700	5,700
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,086
5 Indiana Health Facility Financing Authority
Revenue (Parkview Health System Obligated
Group)	0.525%	5/1/31 (2)	3,375	3,139
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,214
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,248

Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,641
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	22,604
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	23,695
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,748
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,863
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,560
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,430
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,852
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,287
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,656
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,478
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,187
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,183
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,807
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,127
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,255
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,340
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,769
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,563
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,957
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	8,090
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,567
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,082
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,292
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,182
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,277
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,937
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,064
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,828
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,176
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	5,152
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,708
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,282
				635,189
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,264

Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,263
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,928
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,164
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	7,220
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	61,099
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	546
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,526
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,904
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,244
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,338
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,455
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,619
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	8,840
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,061
				135,471
Kansas (0.7%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,815
Cowley County KS Unified School District GO	4.750%	9/1/18 (4)(Prere.)	380	414
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,597
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	28,322
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,000	12,114
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,000	8,658
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	12,602
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	16,681
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	17,458
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	14,127
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	19,133
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,131
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,109
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,206

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,611
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,003
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,387
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	12,027
3 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.130%	2/5/16	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	12,239
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	12,102
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,290	15,960
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	28,040
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	8,323
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,025	8,242
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	15,066
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	17,393
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,679
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,505
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,066
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,620
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,109
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,108
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	674
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,320
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,434
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,211
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,553

Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,244
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	65	67
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	85	87
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	80	82
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	75	77
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	280	288
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	2,485	2,553
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	935	961
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,415	1,454
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,420	1,458
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,425	1,463
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	4,775	4,899
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	1,815	1,860
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,037
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	909
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,840
				349,318
Kentucky (0.7%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.760%	2/1/17	11,150	11,161
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project)	0.742%	10/1/32 (2)	10,000	9,225
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,526
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,284
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,087
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	8,916
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,950
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,595
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,274

Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,201
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.188%	2/1/20	40,000	39,689
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,454
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,281
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,500	4,127
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,696
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,767
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	1,600	1,703
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,252
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,180
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,873
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,671
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,087
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	4,998
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	40,628
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	6,996
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	10,000	12,175
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,662
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,529
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,610
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,497
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,332
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,222
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	10,857
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,741

Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,818
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,664
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,679
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	6,180
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	10,358
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,623
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	10,059
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,330
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,604
				328,561
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,197
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,185
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,179
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,530
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,887
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,252
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,049
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,084
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,153
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,128
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,128
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,441
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,483
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,843
3 Louisiana BAN TOB VRDO	0.010%	2/1/16 LOC	22,000	22,000
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	14,470	14,700
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	20,000	20,318
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	13,660	13,878

Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	10,000	10,159
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	24,666
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,887
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,995
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,719
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,335
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.849%	5/1/18	31,500	31,485
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	25,519
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	9,885
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	26,991
Louisiana GO	5.000%	11/15/17	10,000	10,774
Louisiana GO	5.000%	11/15/17	17,040	18,359
Louisiana GO	5.000%	8/1/25	7,625	9,355
Louisiana GO	5.000%	12/1/26	7,870	9,658
Louisiana GO	5.000%	5/1/29	14,815	17,931
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,798
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,650
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	4,035
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,928
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,233
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,676
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,298
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,997
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,175
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,631
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	18,326
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,581

Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,043
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/31	7,055	8,301
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/32	8,440	9,884
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,654
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,704
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,875
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,200	2,453
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17 (ETM)	415	439
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,105	1,159
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/17 (Prere.)	4,170	4,421
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	474
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	607
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,011
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,171
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	10,995	11,522
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,564
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,506
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,929
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,417
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,650	4,267
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,779
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,184
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,245
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,594
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,024
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,368
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,627
New Orleans LA GO	5.000%	12/1/23	2,250	2,678
New Orleans LA GO	5.000%	12/1/24	2,500	2,944
New Orleans LA GO	5.000%	12/1/25	2,500	2,921
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,379
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,611
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,636
New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,646

New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	607
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,303
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,604
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,096
New Orleans LA Water Revenue	5.000%	12/1/23	655	794
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,213
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,216
New Orleans LA Water Revenue	5.000%	12/1/24	550	669
New Orleans LA Water Revenue	5.000%	12/1/25	500	611
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,213
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,039
New Orleans LA Water Revenue	5.000%	12/1/28	550	653
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,413
New Orleans LA Water Revenue	5.000%	12/1/29	650	769
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,174
New Orleans LA Water Revenue	5.000%	12/1/30	500	590
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,679
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,568
New Orleans LA Water Revenue	5.000%	12/1/33	760	883
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,656
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,992
New Orleans LA Water Revenue	5.000%	12/1/35	700	808
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,556
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	11,221
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	14,034
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,581
				595,460
Maine (0.1%)
Maine GO	5.000%	6/1/16	3,770	3,832
Maine GO	5.000%	6/1/19	5,000	5,678
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.010%	2/5/16 LOC	2,630	2,630
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,484
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,461
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,710
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,131
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,127
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,118
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,802
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,112
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,904
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,318
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,386
				30,693
Maryland (3.1%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,132
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,165
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,163
Anne Arundel County MD GO	5.000%	4/1/20	830	968
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,629
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,660
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,252

Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,360
Anne Arundel County MD GO	5.000%	4/1/21	2,590	3,102
Baltimore County MD GO	5.000%	8/1/19	3,000	3,429
Baltimore County MD GO	5.000%	2/1/20	1,000	1,161
Baltimore County MD GO	5.000%	8/1/21	2,600	3,146
Baltimore County MD GO	5.000%	8/1/21	5,000	6,051
Baltimore County MD GO	5.000%	8/1/21	6,705	8,114
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,772
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	7,019
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,879
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,482
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,060
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,853
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,249
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,450
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,207
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,772
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,317
Howard County MD GO	5.000%	8/15/20	14,125	16,662
Howard County MD GO	5.000%	8/15/21	14,440	17,474
Howard County MD GO	5.000%	2/15/22	13,605	16,657
Howard County MD GO	5.000%	8/15/24	4,500	5,407
Maryland Department of Transportation
Revenue	5.000%	2/15/19	34,000	38,284
Maryland Department of Transportation
Revenue	5.000%	6/1/19	8,155	9,272
Maryland Department of Transportation
Revenue	5.000%	2/15/20	41,400	48,123
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	10,377
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	55,873
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	19,821
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	30,563
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	6,920
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,208
Maryland GO	5.000%	3/1/16	2,900	2,913
Maryland GO	5.000%	8/1/16	10,000	10,240
Maryland GO	5.000%	8/1/16	1,100	1,126
Maryland GO	5.000%	8/1/16	1,010	1,034
Maryland GO	4.000%	8/15/16	3,025	3,086
Maryland GO	5.000%	3/1/17	3,440	3,610
Maryland GO	5.000%	8/1/17	20,000	21,339
Maryland GO	5.000%	3/15/18	20,000	21,816
Maryland GO	4.500%	8/1/18	35,465	38,762
Maryland GO	5.000%	8/1/18	3,000	3,316
Maryland GO	5.000%	3/1/19	5,000	5,638
Maryland GO	5.000%	3/1/19	10,395	11,722
Maryland GO	5.000%	8/1/19	5,015	5,733

Maryland GO	5.000%	8/1/19	5,000	5,715
Maryland GO	5.000%	8/1/19	5,000	5,715
Maryland GO	5.000%	3/1/20	12,450	14,491
Maryland GO	5.000%	3/1/20	14,640	17,040
Maryland GO	5.000%	3/15/20	16,615	19,361
Maryland GO	4.500%	8/1/20	13,550	15,661
Maryland GO	5.000%	8/1/20	5,145	6,062
Maryland GO	5.250%	8/1/20	4,000	4,757
Maryland GO	5.000%	3/1/21	31,755	38,002
Maryland GO	5.000%	3/1/21	13,965	16,712
Maryland GO	5.000%	3/1/21	7,580	9,071
Maryland GO	4.000%	8/1/21	43,490	50,159
Maryland GO	5.000%	8/1/21	16,350	19,786
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,725
Maryland GO	5.000%	3/1/22	32,550	39,893
Maryland GO	5.000%	8/1/22	71,720	88,668
Maryland GO	5.000%	8/1/22	4,500	5,563
Maryland GO	5.000%	8/1/22	29,215	36,119
Maryland GO	5.000%	3/1/23	37,360	45,562
Maryland GO	4.000%	8/1/23	37,875	44,792
Maryland GO	5.000%	8/1/23	14,805	18,631
Maryland GO	5.000%	8/1/23	71,995	90,600
Maryland GO	5.000%	8/1/24	3,000	3,827
Maryland GO	4.000%	8/1/26	28,000	32,335
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	954
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,078
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.836%	5/15/18	10,000	9,984
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,129
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,484
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,645
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,725
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	2,955
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	3,969
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,180
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,727
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,870

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,607
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,194
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	959
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,152
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,780
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,511
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,018
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,141
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	16,147
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	12,000	15,136
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	17,510
Montgomery County MD GO	5.000%	7/1/16	1,500	1,530
Montgomery County MD GO	5.000%	7/1/17	3,460	3,680
Montgomery County MD GO	5.000%	7/1/19	8,790	10,021
Montgomery County MD GO	5.000%	11/1/20	11,370	13,492
Montgomery County MD GO	5.000%	7/1/21	2,380	2,874
Montgomery County MD GO	5.000%	7/1/21	2,500	3,019
Montgomery County MD GO	5.000%	11/1/22	25,765	32,011
Montgomery County MD GO	5.000%	11/1/23	18,000	22,748
Montgomery County MD GO	5.000%	11/1/26	8,300	10,460
Montgomery County MD GO CP	0.020%	2/2/16	17,500	17,500
Montgomery County MD GO CP	0.020%	2/8/16	9,800	9,800
Montgomery County MD GO CP	0.020%	2/16/16	5,000	5,000
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,634
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,039
Prince Georges County MD GO	5.000%	9/1/23	10,865	13,692
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,334
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	9,150
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,464
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.875%	7/1/23	4,720	4,935
				1,450,853
Massachusetts (3.3%)
Boston MA GO	5.000%	4/1/16	3,410	3,439
Boston MA GO	5.000%	8/1/17	5,035	5,375
Boston MA GO	5.000%	4/1/20	6,000	7,001
Boston MA GO	5.000%	2/1/23	4,760	5,774
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	17,101

3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.110%	2/5/16	40,837	40,836
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,492
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,588
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,459
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,526
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,726
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	7,147
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,004
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,995
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,637
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,540
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,358
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,364
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,040
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,452
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,557
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,712
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,817
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,246
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,318
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,953
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,626
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,892
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,375
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,467
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,111

Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	19,065
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	991
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	836
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	961
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	12,151
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	3,052
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,984
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,326
Massachusetts Federal Highway Revenue	5.000%	6/15/24	20,000	25,303
Massachusetts GO	5.250%	8/1/16	5,615	5,758
2 Massachusetts GO	0.530%	9/1/16	2,000	2,001
Massachusetts GO	5.000%	9/1/16	7,710	7,926
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	25,450
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	75,832
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	51,939
Massachusetts GO	5.000%	8/1/17	24,060	25,674
Massachusetts GO	5.500%	11/1/17	10,000	10,857
Massachusetts GO	5.500%	11/1/17 (14)	20,100	21,822
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,600
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,589
Massachusetts GO	5.500%	10/1/18	9,500	10,689
Massachusetts GO	5.000%	7/1/19	3,645	4,149
Massachusetts GO	5.000%	5/1/20	8,355	9,740
Massachusetts GO	5.000%	7/1/20	3,920	4,595
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,327
Massachusetts GO	5.000%	7/1/21	10,170	12,234
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,417
Massachusetts GO	5.250%	8/1/21	20,870	25,432
Massachusetts GO	5.000%	8/1/22	14,000	17,178
Massachusetts GO	5.000%	7/1/24	3,705	4,674
Massachusetts GO	5.000%	8/1/24	65,150	82,315
Massachusetts GO	5.000%	7/1/25	5,710	7,273
Massachusetts GO	5.000%	8/1/25	20,000	24,128
Massachusetts GO	0.770%	11/1/25	22,000	21,572
Massachusetts GO	5.000%	4/1/27	18,000	21,316
Massachusetts GO	5.000%	4/1/29	26,675	31,163
Massachusetts GO	5.000%	7/1/29	10,425	12,957
Massachusetts GO	5.000%	7/1/30	12,000	14,834
Massachusetts GO	4.000%	11/1/30	45,000	49,918
Massachusetts GO	0.450%	12/1/30 (14)	17,550	16,343
Massachusetts GO	0.450%	12/1/30 (14)	625	582
Massachusetts GO	0.450%	12/1/30 (14)	8,225	7,660
Massachusetts GO	0.465%	12/1/30 (14)	5,800	5,401
Massachusetts GO	5.000%	9/1/31	5,770	6,899
2 Massachusetts GO PUT	0.310%	8/1/17	49,000	48,851
Massachusetts GO VRDO	0.010%	2/1/16	1,500	1,500
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.010%	2/5/16 LOC	4,500	4,500

Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,627
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	2,081
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	15,450	16,343
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,755
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	6,111
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,889
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,051
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	5,000	5,633
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,365
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,606
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,197
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,263
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	2/5/16	12,900	12,900
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,756
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.250%	7/1/25	6,815	6,847
Massachusetts Housing Finance Agency
Revenue VRDO	0.010%	2/5/16 LOC	1,750	1,750
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	10,003
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,617
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,202
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,791
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,751
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,966
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,586
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,573
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,592
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	11,349
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,111
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	39,848
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,982
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	22,652

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,663
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,724
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,389
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	9,084
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	6,041
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,811
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,746
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	38,415
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,509
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,172
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,430	8,076
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,758
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	21,655	23,585
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	24,661
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,814
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,105
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,864
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,346
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,864
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.130%	2/5/16 LOC	37,780	37,780
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,525
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	4,031
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,975
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,399
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,728
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,264
University of Massachusetts Building Authority
Revenue VRDO	0.010%	2/5/16	42,000	42,000
University of Massachusetts Building Authority
Revenue VRDO	0.030%	2/5/16	11,035	11,035
				1,558,253

Michigan (3.2%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,169
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,693
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	867
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,189
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,272
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	938
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,509
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,387
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,343
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,728
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,687
Detroit MI GO	5.000%	4/1/16 (12)	533	536
Detroit MI GO	5.000%	4/1/16 (12)	2,907	2,922
Detroit MI GO	5.000%	4/1/17 (12)	555	573
Detroit MI GO	5.000%	4/1/17 (12)	3,025	3,123
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,509
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	8,227
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,590
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,432
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,681
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,251
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,151
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,537
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	20,323
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,196
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,210
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,808
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,274
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	2,049
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,549
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,814

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,731
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	10,041
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,930
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,494
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,934
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,521
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,560
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,921
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	8,129
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,825
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	32,416
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,368
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	18,211
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,879
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,577
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	32,596
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,588
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,872
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,382
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,407
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,951
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	4,011
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	5,108
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	6,123
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,890
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,533
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,622
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,500	7,702
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,000	12,866
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,570	15,660
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	20,000	23,785
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,435
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	22,776
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,000	18,136
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,217
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,791
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	8,500	10,105
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,598
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,813

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,175
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,217
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	19,220
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	821
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	17,357
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,400
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,511
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,100	3,559
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,160
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,585
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	4,003
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	982
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	23,098
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,000	1,137
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,301
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,450	6,209
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	4,009
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,547
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	1,000	1,212
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,000	1,223
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,500	1,830
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,210
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	800	961
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,192
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,000	1,186
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	3,042
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	3,111
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	0.893%	10/15/18	49,570	49,475

2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	1.043%	10/15/20	25,000	24,914
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,527
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,310
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,449
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,721
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,697
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	979
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	497
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,300	1,613
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,381
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	458
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,785
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	83
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,750	5,911
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,500	4,345
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	9,087
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	14,512
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,000	5,957
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	9,352
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	69,168
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	55,642
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	44,391
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,366
Michigan GO	5.000%	5/1/17	33,880	35,784
Michigan GO	5.250%	9/15/25 (4)	10,810	11,607
Michigan GO	5.000%	12/1/25	7,835	9,970
Michigan GO	5.250%	9/15/26 (4)	12,805	13,735
Michigan GO	5.000%	12/1/26	2,285	2,894
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,974
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	20,000
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,373

Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,635
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	18,172
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,319
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,999
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	2,500	2,680
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,767
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,663
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,318
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.040%	2/5/16	29,300	29,300
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,711
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,409
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,534
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,859
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,530
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,423
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	2,036
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,489
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,962
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,740
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,509
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,574
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,645
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	35,720
4 Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,690
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	16,447

Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	20,000	23,140
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	29,678
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	2,975
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,410
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,617
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,356
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,525
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,120
University of Michigan Revenue	5.000%	4/1/17	30,000	31,605
2 University of Michigan Revenue PUT	0.440%	4/2/18	25,000	24,825
University of Michigan Revenue VRDO	0.010%	2/5/16	7,850	7,850
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,802
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,698
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,345
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,810
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,926
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,011
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,464
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,184
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,545
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,510
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,777
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,479
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,430
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,224
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,856
4 Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,627
4 Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,653
4 Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,693
				1,525,522
Minnesota (1.1%)
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,902
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,736

Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,692
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	5,236
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,918
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,427
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,787
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,054
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,478
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,435
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,717
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,921
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,768
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,280	2,702
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,935
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,500	2,919
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18 (ETM)	11,905	13,026
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	17,941
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	8,242
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	9,294
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,998
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	6,085
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	8,373
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,957
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	12,509
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	1,976
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,819
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,174

Minnesota COP	5.000%	6/1/17	7,745	7,863
Minnesota COP	5.000%	6/1/18	7,135	7,251
Minnesota COP	5.000%	6/1/19	8,540	8,679
Minnesota COP	5.000%	6/1/28	3,225	3,930
Minnesota COP	5.000%	6/1/29	3,385	4,098
Minnesota COP	5.000%	6/1/30	3,405	4,105
Minnesota COP	5.000%	6/1/32	3,670	4,378
Minnesota COP	5.000%	6/1/33	3,615	4,297
Minnesota COP	5.000%	6/1/34	3,820	4,522
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	9,074
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,228
Minnesota GO	5.000%	12/1/16	5,145	5,345
Minnesota GO	5.000%	8/1/17	1,000	1,067
Minnesota GO	5.000%	8/1/18	3,895	4,303
Minnesota GO	5.000%	8/1/21	6,000	7,250
Minnesota GO	5.000%	10/1/21 (Prere.)	155	186
Minnesota GO	5.000%	8/1/22	20,500	25,301
Minnesota GO	5.000%	8/1/24	15,500	19,732
Minnesota GO	5.000%	8/1/24	1,350	1,719
Minnesota GO	5.000%	8/1/24	12,355	15,728
Minnesota GO	5.000%	10/1/24	9,845	11,869
Minnesota GO	5.000%	8/1/25	13,500	17,411
Minnesota GO	5.000%	8/1/25	17,005	21,932
Minnesota GO	5.000%	8/1/26	35,060	44,799
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,155
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,722
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,826
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	8,568
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,455
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,250
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,000	2,443
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,843
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16 (ETM)	11,775	12,034
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	24,147
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,695
St. Paul MN Housing & Redevelopment
Authority Revenue (Highland Ridge Project)
VRDO	0.030%	2/5/16	5,250	5,250
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,310
University of Minnesota Revenue	5.000%	4/1/22	500	561
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,870
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,948
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,316
				500,481

Mississippi (0.3%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.010%	2/1/16	26,000	26,000
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,810
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,656
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,488
Jackson MS Public School District GO	5.000%	4/1/26	5,000	6,195
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,545
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/23	1,000	1,211
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/24	1,625	1,992
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	3,078
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	3,078
Mississippi GO	5.500%	12/1/16	3,435	3,583
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	10,795
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	18,232
Mississippi GO	5.000%	11/1/29	4,500	5,575
Mississippi GO	5.000%	10/1/30	12,035	13,995
Mississippi GO	5.000%	11/1/30	4,000	4,932
Mississippi GO	5.000%	10/1/31	11,735	13,646
Mississippi GO	5.000%	12/1/31	11,250	13,399
Mississippi GO	5.000%	12/1/32	7,000	8,299
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,668
University of Southern Mississippi S.M.
Educational Building Corp. Revenue (Athletics
Facilities Improvements Project)	5.000%	3/1/17 (Prere.)	10,000	10,486
				164,663
Missouri (1.0%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,686
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,152
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,121
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,185
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,189
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,383
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	7,194
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,888

Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,407
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	6,109
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	15,465
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	16,351
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	16,360
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,587
4 Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,314
4 Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,700	1,864
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,897
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,180
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,000	2,513
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,900	3,692
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,420
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	2,000	2,538
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,414
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,167
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,260
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	4,050
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,242
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,777
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,718
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,082
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,641

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,801
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,162
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,732
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,712
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,524
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.010%	2/5/16	1,275	1,275
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,613
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,254
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,624
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	21,277
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	34,432
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.704%	6/1/31 (2)	7,800	7,176
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.705%	6/1/31 (2)	1,000	920
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,669
3 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.020%	2/5/16	8,915	8,915
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	2/1/16	4,700	4,700
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/19	2,000	2,249
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,000	6,150
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	19,049
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,800	3,406
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,560
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,250	3,925
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,693

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,954
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,625
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,743
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,500	12,236
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	9,294
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/17 (Prere.)	12,225	12,740
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/17 (Prere.)	15,730	16,392
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,000	3,671
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,785	3,428
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,600	1,973
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,799
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	4,193
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,500	3,164
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,888
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,224
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,238
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,226
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,705
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,420
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,608
				455,185
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,925	3,078

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,775
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	170,641
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,277

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,674
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,402
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,372
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,760	2,070
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,464
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,205
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,110
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	947
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,524
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,147
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,586
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,654
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,567
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,436
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,843
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,172
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	8,000	8,654
Nebraska Public Power District Revenue	5.000%	1/1/24	1,900	2,290
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,174
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,348
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,254
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,468
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,348
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,454
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,722
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,717
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,461
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,843
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,750
3 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.130%	2/5/16	9,510	9,510

University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,883
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,009
				273,751
Nevada (1.0%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,677
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,928
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,303
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,804
Clark County NV GO	5.000%	7/1/19	9,000	10,221
Clark County NV GO	5.000%	7/1/21	6,075	7,287
Clark County NV GO	5.000%	7/1/33	16,915	19,529
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	972
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,135
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,750
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,360
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	5,683
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,828
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	32,872
Clark County NV School District GO	5.000%	6/15/20	14,335	15,442
Clark County NV School District GO	5.000%	6/15/21	8,980	9,664
Clark County NV School District GO	5.000%	6/15/22	10,000	10,754
Clark County NV School District GO	5.000%	6/15/22	14,655	15,761
Clark County NV School District GO	5.000%	6/15/23	15,000	16,116
Clark County NV School District GO	5.000%	6/15/23	16,360	17,577
Clark County NV School District GO	5.000%	6/15/25	12,445	13,654
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,314
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,324
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,654
Las Vegas NV GO	5.000%	9/1/24	5,690	7,131
Las Vegas NV GO	5.000%	9/1/25	6,070	7,694
Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,155
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,298
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,086
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,664
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,753
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,457
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,319
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	7,123
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,359
Las Vegas Valley Water District Nevada GO	4.750%	6/1/33 (4)	10,000	10,130
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	8,000	8,579
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	5,000	5,352
Nevada GO	5.000%	4/1/22	17,000	20,733
Nevada GO	5.000%	11/1/23	28,500	35,666
Nevada GO	5.000%	4/1/24	17,595	22,084
Nevada GO	5.000%	11/1/25	34,000	42,949

Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/19	7,000	8,074
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	4,000	4,174
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,907
				465,296
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,775
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,464
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,224
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,349
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	6,000	6,337
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,734
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,428
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire) VRDO	0.010%	2/1/16	16,165	16,165
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,516
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,096
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,133
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,709
				63,930
New Jersey (3.4%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,685
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,578
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,742
Jersey City NJ GO	5.000%	3/1/16	1,390	1,396
Jersey City NJ GO	5.000%	3/1/20	1,610	1,827
Jersey City NJ GO	5.000%	3/1/21	1,200	1,390
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,955
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,160
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,510
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,821
New Jersey COP	5.000%	6/15/17	4,840	5,056
New Jersey COP	5.250%	6/15/28	4,675	5,012
New Jersey COP	5.250%	6/15/29	1,000	1,071

New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	18,208
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	27,791
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	4,930	5,502
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,534
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	9,325
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,244
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,219
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	23,815	24,764
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	14,570	15,095
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	24,085
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	12,104
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,919
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,240
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,829
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,450
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	61,959
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,098
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	22,034
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,573
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,686
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,966
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,478
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.130%	2/5/16 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,131
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,231

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,238
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,634
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,416
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,653
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,714
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,974
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	28,174
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	4,796
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/19	7,280	8,310
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	9,768
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	6,785	8,206
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,543
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,189
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,709
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,298
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,823
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,531
New Jersey GO	5.000%	8/15/20	30,000	34,356
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	9,004
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,783
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,266
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,699
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,081
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,973
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,346

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	8,573
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,378
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,163
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,852
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,363
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,681
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,009
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,450
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,349
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,380
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,175
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,625
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,000	2,410
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,625
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,188
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	1,958
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/23	2,520	2,563
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,360	3,478
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,674
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	4,605	4,860
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	107
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	10,386

New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	22
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,096
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,801
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,262
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,801
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,665
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	6,765
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,657
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,647
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	5,000	5,589
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,753
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,489
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,319
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	15,815
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,530	1,639
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	7,545	8,228
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,510
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	27,983
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,610	1,774
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,540	1,694
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	4,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	9,350	10,444
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	29,395	32,808
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,302
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	34,445
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,000	13,540
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,307
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,417

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	16,412
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,360	3,817
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	35,389
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	33,389
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,590
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,240	20,497
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	48,640
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	669
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	48,285	28,937
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,786
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	19,229
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	14,250	15,738
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	3,000	1,345
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,897
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,995
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,446
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,477
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	23,516
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,981
Rutgers State University New Jersey Revenue
VRDO	0.010%	2/1/16	23,300	23,300
Rutgers State University New Jersey Revenue
VRDO	0.010%	2/1/16	14,010	14,010
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,484
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,347
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,815
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,548
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,209
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,233
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,382
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,714
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,136
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,322

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,125
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,120
Sussex County NJ GO	5.000%	2/15/23	5,485	6,786
Sussex County NJ GO	5.000%	2/15/24	4,356	5,453
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	14,797
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	16,789
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	17,872
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	32,402
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	50,897	51,600
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	28,410	28,471
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	243,000	61,839
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,282
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,334
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,057
				1,614,883
New Mexico (0.3%)
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	16,000	16,291
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	35,000	35,636
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	17,725
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,608
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,720
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,694
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	7,551
New Mexico GO	5.000%	3/1/23	15,925	19,816
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	900	1,118
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,000	1,251
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,025	1,269
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,435	1,762
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,636

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,614
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,408
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,977
				127,076
New York (16.0%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,276
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,850
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,941
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,726
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	8,110
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	10,231
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,499
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,916
Freeport NY GO	5.000%	1/15/20	2,070	2,374
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.020%	2/5/16 LOC	9,610	9,610
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,009
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,385
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	20,000	23,023
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,352
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,538
2 Long Island NY Power Authority Electric System
Revenue PUT	0.949%	11/1/18	18,650	18,525
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	4,686
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,062
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	2,405	2,416
Nassau County NY GO	5.000%	4/1/22	14,850	17,869

Nassau County NY GO	4.000%	10/1/22	8,755	9,724
Nassau County NY GO	5.000%	4/1/23	15,665	19,071
Nassau County NY GO	4.000%	10/1/23	5,245	5,780
Nassau County NY Health Care Corp. Revenue
VRDO	0.010%	2/5/16 LOC	1,600	1,600
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	3,012
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,609
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,618
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,871
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,178
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,367
New York City NY GO	5.000%	2/1/16 (Prere.)	35	35
New York City NY GO	5.000%	8/1/16	5,000	5,119
New York City NY GO	5.000%	8/1/16 (Prere.)	225	230
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	8,806
New York City NY GO	5.000%	8/1/17	7,610	8,118
New York City NY GO	5.000%	8/1/17 (Prere.)	115	123
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,658
New York City NY GO	5.000%	10/1/17 (Prere.)	590	633
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,373
New York City NY GO	5.000%	6/1/19	8,675	9,820
New York City NY GO	5.000%	8/1/19	4,500	5,120
New York City NY GO	5.000%	8/1/19	3,100	3,527
New York City NY GO	5.000%	8/1/19	5,000	5,689
New York City NY GO	5.000%	8/1/19	17,870	20,333
New York City NY GO	5.000%	8/1/19	32,000	36,410
New York City NY GO	5.000%	8/1/19	12,130	12,935
New York City NY GO	5.000%	8/1/20	32,355	37,132
New York City NY GO	5.000%	8/1/20	3,895	4,150
New York City NY GO	5.000%	8/1/20	8,445	8,998
New York City NY GO	5.000%	8/1/20	5,000	5,853
New York City NY GO	5.000%	8/1/20	14,000	16,388
New York City NY GO	5.250%	9/1/20	8,815	9,826
New York City NY GO	5.000%	10/1/20	855	917
New York City NY GO	5.000%	2/1/21	3,875	4,045
New York City NY GO	5.250%	3/1/21	4,255	4,848
New York City NY GO	5.000%	8/1/21	9,600	10,258
New York City NY GO	5.000%	8/1/21	59,135	67,865
New York City NY GO	5.000%	8/1/21	22,840	23,395
New York City NY GO	5.000%	8/1/21	15,750	18,603
New York City NY GO	5.000%	8/1/21	13,965	14,022
New York City NY GO	5.250%	9/1/21	14,250	15,884
New York City NY GO	5.000%	10/1/21	7,545	9,094
New York City NY GO	5.000%	8/1/22	7,050	7,530
New York City NY GO	5.000%	8/1/22	18,475	21,788
New York City NY GO	5.000%	8/1/22	6,020	7,099
New York City NY GO	5.000%	8/1/22	32,000	36,676
New York City NY GO	5.000%	8/1/22	6,740	8,246

New York City NY GO	5.000%	8/1/22	7,415	9,072
New York City NY GO	5.000%	8/1/22	6,400	7,830
New York City NY GO	5.000%	8/1/22	2,500	3,059
New York City NY GO	5.250%	8/15/22	25,250	28,058
New York City NY GO	5.000%	8/1/23	11,000	13,457
New York City NY GO	5.000%	8/1/23	2,000	2,288
New York City NY GO	5.000%	8/1/23	3,690	4,617
New York City NY GO	5.000%	8/1/23	7,740	9,684
New York City NY GO	5.000%	8/1/23	3,905	4,851
New York City NY GO	5.000%	8/1/23	5,650	7,019
New York City NY GO	5.250%	8/15/23	21,820	24,198
New York City NY GO	5.000%	10/1/23	4,430	5,439
New York City NY GO	5.000%	4/1/24	17,335	20,956
New York City NY GO	5.000%	8/1/24	16,990	21,336
New York City NY GO	5.000%	8/1/24	4,000	4,871
New York City NY GO	5.000%	8/1/24	8,085	9,503
New York City NY GO	5.000%	8/1/24	5,310	6,368
New York City NY GO	5.000%	8/1/24	20,000	25,064
New York City NY GO	5.250%	8/15/24	23,815	26,372
New York City NY GO	5.000%	10/1/24	4,500	5,500
New York City NY GO	5.000%	10/1/24	5,000	6,022
New York City NY GO	5.000%	8/1/25	3,630	4,607
New York City NY GO	5.000%	8/1/25	20,500	26,018
New York City NY GO	5.000%	8/1/25	5,000	6,068
New York City NY GO	5.000%	8/1/25	3,300	3,962
New York City NY GO	5.000%	10/1/25	10,985	13,378
New York City NY GO	5.000%	4/1/26	3,590	4,052
New York City NY GO	5.000%	4/1/26	10,000	12,004
New York City NY GO	5.000%	8/1/26	5,000	6,044
New York City NY GO	5.000%	8/1/26	1,455	1,660
New York City NY GO	5.000%	8/1/26	14,215	17,613
New York City NY GO	5.000%	8/1/26	9,735	12,062
New York City NY GO	5.000%	10/1/26	23,890	28,977
New York City NY GO	5.000%	4/1/27	14,780	17,688
2 New York City NY GO	0.410%	8/1/27	16,500	16,479
New York City NY GO	5.000%	8/1/27	4,705	5,610
New York City NY GO	5.000%	8/1/27	6,585	8,066
New York City NY GO	5.000%	10/1/27	15,000	18,146
New York City NY GO	5.000%	8/1/28	18,000	21,426
New York City NY GO	5.000%	8/1/28	9,300	11,411
New York City NY GO	5.000%	3/1/29	27,590	33,453
New York City NY GO	5.000%	5/15/29	7,900	8,918
New York City NY GO	5.000%	8/1/29	9,715	11,795
New York City NY GO	5.000%	3/1/30	16,230	19,565
New York City NY GO	5.000%	8/1/30	23,000	26,792
New York City NY GO	5.000%	8/1/30	6,845	8,277
New York City NY GO	5.000%	8/1/30	5,380	6,535
New York City NY GO	5.000%	8/1/30	10,655	12,884
New York City NY GO	5.000%	3/1/31	33,315	39,919
New York City NY GO	5.450%	4/1/31	6,560	7,468
New York City NY GO	5.000%	10/1/31	34,050	39,814
New York City NY GO	5.000%	8/1/32	1,475	1,718
New York City NY GO	5.000%	8/1/33	5,000	5,936
New York City NY GO	4.500%	8/1/35 (2)	17,500	17,554
New York City NY GO VRDO	0.010%	2/1/16	4,000	4,000
New York City NY GO VRDO	0.010%	2/1/16 LOC	2,600	2,600
New York City NY GO VRDO	0.010%	2/1/16 LOC	6,400	6,400

New York City NY GO VRDO	0.010%	2/1/16	2,000	2,000
New York City NY GO VRDO	0.010%	2/5/16	3,000	3,000
New York City NY GO VRDO	0.010%	2/5/16 LOC	10,700	10,700
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,979
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,356
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.010%	2/5/16 LOC	17,575	17,575
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,556
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,882
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	26,505
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,988
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	35,362
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	9,372
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	2/5/16 LOC	5,900	5,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	41,730
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	11,800	14,759
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,231
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,922
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	6,126
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,213
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,484
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,674
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,336
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	20,432
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,459
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	58,926
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,389

3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	2/5/16	2,015	2,015
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/5/16	21,055	21,055
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	4,280	4,280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	10,900	10,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	900	900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	4,250	4,250
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	3,285	3,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/5/16	61,900	61,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/5/16	79,080	79,080
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	15,830	20,242
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,466
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,372
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	6,739
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,340
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,984
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,896
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,581
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,769
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	12,782
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,928
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,866
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,233

New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,206
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,890
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	13,637
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,821
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	6,156
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,529
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,000	6,120
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	7,050
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,855
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,270	6,404
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,620
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,000	6,033
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	12,020
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,964
3 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.010%	2/5/16 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	52,312
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,327
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,559
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	4,847
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	9,658
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	12,927
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	6,500	7,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,569
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	16,706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	2,695	3,052
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	3,570	4,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,911
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,294

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,000	7,094
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	15,962
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	34,662
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	19,454
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	8,395	9,543
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	20,627
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,000	17,483
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,000	25,254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,506
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	18,769
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	17,560
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	13,770	17,304
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,604
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,000	7,242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,207
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,220	15,430
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,059
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,621
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,019
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,019
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,745
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	12,110
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,854
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,783

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	11,874
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	30,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,000	6,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	14,426
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	22,483
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,000	9,799
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	28,966
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,961
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	16,533
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	6,000	7,297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,528
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	5,082
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	20,553
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	14,557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	16,595
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,981
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	13,442
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	32,431
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	26,159
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	15,959
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,575
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,784
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/1/16	3,700	3,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/5/16	3,600	3,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/5/16	7,000	7,000
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,488

New York City NY Trust for Cultural Resources
Revenue (New York Botanical Garden) VRDO	0.010%	2/5/16 LOC	22,900	22,900
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,226
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	15,293
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	16,535
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,207
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	2,896
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	19,679
5 New York Metropolitan Transportation Authority
Revenue	0.851%	11/1/22 (4)	9,600	9,324
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	10,776
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	8,064
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,328
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	6,190
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,942
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,718
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,458
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	12,523
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,775
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	37,849
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,609
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,831
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,495
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,769
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,746
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,277
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	2,032
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,536
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,666
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,244
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,994

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	18,078
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,738
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	16,356
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	24,733
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	14,217
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	15,199
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	12,245
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	28,952
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,845
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,983
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	10,144
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,451
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,337
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,400
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	14,838
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	15,209
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,895
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	22,769
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	22,925
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.020%	2/5/16 (13)	6,550	6,550
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.760%	11/1/17	18,000	18,013
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.960%	11/1/19	8,000	8,042
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,381
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,485
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,696
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,094
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,799
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,662

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,393
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,565
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	2/1/16 LOC	2,085	2,085
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,694
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	19,425	20,757
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,396
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,189
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	3,040
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,410
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	9,155
2 New York Metropolitan Transportation Authority
Revenue PUT	0.986%	11/1/16	12,500	12,509
2 New York Metropolitan Transportation Authority
Revenue PUT	1.126%	11/1/17	8,805	8,839
2 New York Metropolitan Transportation Authority
Revenue PUT	0.370%	11/15/17	31,200	31,018
New York Metropolitan Transportation Authority
Revenue VRDO	0.861%	11/1/22 (4)	600	583
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,711
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,330
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,379
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,536
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,444
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,737
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,980
3 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.020%	2/5/16	5,820	5,820
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/18 (Prere.)	2,570	2,832
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	430	475
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	252

New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	5,584
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,200
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	7,068
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	23,542
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,273
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,940
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,414
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	18,330
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,323
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,775
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,874
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,313
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	14,021
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,781
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,176
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,171
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,333
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,588
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,195	3,334
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,547
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,013
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	4,003

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	8,000	8,504
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	4,000	4,252
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	3,300	3,508
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,731
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	2,000	2,037
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	3,580
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	2,000	2,200
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	1,978
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,915
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	390	401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	230	237
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	16,430	16,904
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	9,770	10,052
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,198
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	2,565	2,695
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	40,580
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	3,075	3,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	36,049
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	2,000	2,375
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	13,949
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	37,819
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,125
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,688
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,638
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,719

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	10,493
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,659
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	44,769
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	8,500	10,585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,000	25,311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	38,212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	23,390
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	12,361
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	20,813
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,052
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	12,545
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	24,890
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,035	12,322
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,000	18,692
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	36,137
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	14,332
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,229
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,272
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	22,482
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	29,348
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	12,132
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	29,284
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	22,318
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	12,061
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	37,052
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	25,054
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	20,339

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,784
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,265
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	12,008
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	43,492
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	2/5/16	9,000	9,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,423
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,855
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,968
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,732
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,503
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	899
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,653
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,185
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	609
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	23,158
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,224
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,521
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,819
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,628
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,206
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,202
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	9,094
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,196
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,267
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,839
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	891
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	475
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	590

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	234
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	498
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	583
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	12,686
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,790
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,288
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,482
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	11,223
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	13,011
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,593
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,184
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.010%	2/5/16 LOC	39,050	39,050
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	4,465	4,874
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	4,800	5,426
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/20	15,275	17,799
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	19,189
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,505	23,824
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,650	3,292
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	20,500	25,802
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	44,665
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	33,536
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	38,716
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.009%	5/1/32 (10)	21,250	19,337
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.467%	5/1/32 (10)	12,025	10,943
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.467%	5/1/32 (10)	3,050	2,776

New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.077%	12/1/25 (2)	7,000	6,659
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.066%	7/1/29 (10)	900	856
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,151
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	17,922
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	4,000	4,554
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	12,003
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	6,121
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,697
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	21,259
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	30,552
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,262
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	3,880
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,532
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,148
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,174
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,934
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,249

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,236
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,133
New York State GO	4.500%	2/1/17	14,125	14,708
New York State GO	4.500%	2/1/18	24,735	26,633
New York State GO	4.500%	2/1/19	10,670	11,847
New York State GO	5.000%	2/1/30	3,000	3,415
New York State GO	5.000%	2/15/30	20,000	23,163
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.010%	2/5/16 LOC	3,650	3,650
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.010%	2/5/16 LOC	2,400	2,400
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.010%	2/5/16 LOC	1,700	1,700
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	2/5/16	16,500	16,500
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	4,100	4,242
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,025	1,059
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,513
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	2/5/16	2,800	2,800
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	2/5/16	50,805	50,805
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,651
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,636
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,783
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	25,041
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,218
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	6,650	7,003
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	5,650	5,950
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,478
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,244
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,561
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,431
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,640
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,083
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,199
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,873
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,755
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,237

New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	27,719
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,657
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,790
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	26,461
New York State Urban Development Corp
Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,617
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	12,525
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	39,230
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,305
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,939
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,246
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,937
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,678
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,700	1,854
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	29,446
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	22,376
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,722
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	47,057
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	41,937
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,181
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,105
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	22,712
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	26,156
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,765
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,767
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	44,344
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	65,111
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	23,362
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,752

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	49,514
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,749
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,264
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	36,000	44,002
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,547
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,975
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	33,242
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	36,299
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	32,903
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	36,239
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	26,014
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	8,646
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	26,235
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,052
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,666
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,404
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	13,115
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,916
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	16,568
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16	1,400	1,400
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16	4,000	4,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16	11,170	11,170
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16	4,900	4,900
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	261
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	300
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	385
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.010%	2/5/16 LOC	12,330	12,330
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,552

Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	5,500	6,831
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	21,739
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	33,341
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,193
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	8,413
3 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.010%	2/5/16	1,220	1,220
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	25,130
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.010%	2/5/16 LOC	6,150	6,150
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.010%	2/5/16 LOC	1,225	1,225
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.527%	12/1/29 (2)	4,375	3,981
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	13,040	13,252
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,299
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,076
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	4,992
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	13,773
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	15,000	18,964
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	27,695
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	18,153
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	18,030
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,203
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	18,217
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	10,158
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,461
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	4,164
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	7,348
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	8,215	9,847

3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.020%	2/5/16	4,950	4,950
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,110
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	40,429
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	6,250
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	48,500	59,577
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	40,455	49,495
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	36,557
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	289
Westchester County NY GO	5.000%	7/1/21	12,075	14,604
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,183
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,156
				7,568,848
North Carolina (1.2%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/19	2,515	2,846
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	6,150
Charlotte NC COP	5.000%	6/1/16	2,000	2,032
Charlotte NC GO	5.000%	7/1/16	5,000	5,101
Charlotte NC GO	5.000%	12/1/19	7,780	8,987
Charlotte NC GO	5.000%	7/1/22	3,280	4,048
Charlotte NC GO	5.000%	7/1/23	3,355	4,123
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.010%	2/5/16	38,000	38,000
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,787
Guilford County NC GO	5.000%	3/1/22	3,220	3,936
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,791
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,810
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,349
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,124
Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,802
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,050
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	4,182
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,337
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	11,018
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,609
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	11,744
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	17,542
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,940
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,142
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	35,059
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,758

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	25,228
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,406
North Carolina GAN	5.000%	3/1/21	2,060	2,436
North Carolina GAN	5.000%	3/1/24	13,000	16,085
North Carolina GAN	5.000%	3/1/25	19,100	23,781
North Carolina GAN	5.000%	3/1/27	5,955	7,220
North Carolina GAN	5.000%	3/1/29	15,000	17,933
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,528
North Carolina GO	5.000%	6/1/16	15,050	15,295
North Carolina GO	5.000%	9/1/16	1,165	1,197
North Carolina GO	5.000%	3/1/17	1,925	2,020
North Carolina GO	5.000%	3/1/17 (Prere.)	700	735
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	9,760
North Carolina GO	5.000%	5/1/18	11,900	13,039
North Carolina GO	5.000%	6/1/19	14,515	16,503
North Carolina GO	5.000%	6/1/19	5,000	5,685
North Carolina GO	4.000%	5/1/23	39,470	46,547
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,447
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,121
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	10,011
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,759
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,749
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,466
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,333
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,122
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,583
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,739
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,712
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,120
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,183
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,426
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,352

North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,173
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	4,500	4,962
North Carolina Revenue	5.000%	11/1/19	5,000	5,748
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,326
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	1,991
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,841
Wake County NC GO	5.000%	2/1/20	7,500	8,708
Wake County NC GO	5.000%	3/1/21	3,125	3,740
Wake County NC Limited Obligation Revenue	5.000%	6/1/28	3,000	3,384
				586,661
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,798
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,199
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,559
				4,556
Ohio (2.6%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,455
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	7,005
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,575
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,720
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16 (ETM)	2,845	2,851
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16	1,155	1,157
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	4,068
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	3,016
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	18,040
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	13,095
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,424
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,116
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,842
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,199
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,531
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,465
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	17,383
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	14,662
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,834

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,621
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,783
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	6,345	5,797
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	3,115	2,797
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,325
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,457
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,963
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,712
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,416
Cleveland OH GO	5.000%	12/1/18	1,000	1,110
Cleveland OH GO	5.000%	12/1/19	1,780	2,033
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,968
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,694
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,839
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,986
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,188
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,452
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	4,043
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,568
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	4,017
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	3,919
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,210
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,679
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	6,998
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,752
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,690
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,892
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,991
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,674
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,779
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	6,021
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,907
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,352
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	2/5/16 LOC	25,585	25,585
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.010%	2/5/16 LOC	4,240	4,240
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,059
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,225
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,188
Columbus OH GO	5.000%	7/1/16	2,500	2,550
Columbus OH GO	5.000%	2/15/21	7,190	8,586
Columbus OH GO	5.000%	2/15/22	3,000	3,661
Columbus OH GO	5.000%	7/1/24	5,655	7,159
Columbus OH GO	5.000%	8/15/24	10,295	13,057

Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,546
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	15,170
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,850
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,233
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,214
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,521
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,814
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,441
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,874
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,470
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,564
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,574
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,971
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,853
Dayton OH City School District GO	5.000%	11/1/21	9,210	11,014
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,700
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.020%	2/5/16 LOC	1,350	1,350
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	12,176
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	7,058
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,476
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,000	6,022
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,352
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,919
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,867
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,823
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	2/5/16	3,700	3,700
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	2/5/16	250	250
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.000%	6/1/16 (Prere.)	5,000	5,081
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,262
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	23,255
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	19,213
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	1,018
Huber Heights OH City School District GO	4.875%	12/1/27	150	170
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,134

Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,132
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,158
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	2,020
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,601
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,199
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,386
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,642
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,031
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,250
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,250
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,922
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,922
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,901
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,901
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,839
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,251
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,327
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.010%	2/5/16 LOC	2,325	2,325
3 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.180%	2/5/16	6,565	6,565
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,727
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,225
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	5,874
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,668
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,548
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,055
Ohio Common Schools GO	5.000%	6/15/20	7,730	9,045
Ohio GO	5.000%	3/15/16 (Prere.)	13,000	13,080
Ohio GO	5.000%	3/15/16 (Prere.)	12,755	12,834
Ohio GO	5.000%	5/1/16 (Prere.)	7,710	7,805
Ohio GO	5.000%	8/1/16	3,000	3,072
Ohio GO	5.000%	9/1/16	2,870	2,950
Ohio GO	5.000%	9/15/16	5,130	5,282
Ohio GO	5.000%	9/15/16	5,415	5,575
Ohio GO	5.000%	9/15/19	9,025	10,340
Ohio GO	5.000%	4/1/21	4,440	5,267
Ohio GO	5.000%	9/15/24	12,500	15,872

Ohio GO VRDO	0.010%	2/5/16	1,095	1,095
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	7,405	7,496
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,278
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/1/16	1,550	1,550
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/1/16	6,900	6,900
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/1/16	1,670	1,670
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,054
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	2,023
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,240
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,451
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	2,500	2,597
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,146
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	12,262
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,434
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	13,085
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	2/5/16	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,290	1,347
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,089
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,089
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/18 (Prere.)	4,000	4,446
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	6,427
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,958
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,846
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	4,017
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	4,192
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	279
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	248
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,068

Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,501
Ohio State University General Receipts
Revenue VRDO	0.010%	2/5/16	3,000	3,000
Ohio State University General Receipts
Revenue VRDO	0.010%	2/5/16	1,000	1,000
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,570
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,022
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,381
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,617
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,139
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	3,937
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,715
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,664
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/18	3,000	3,353
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.110%	2/5/16	5,880	5,880
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,025
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,204
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,223
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,775
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,991
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,953
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,195
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,463
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,732
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,411
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,919
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,367
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,094
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,771
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,820
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,251
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,245
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,827

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,533
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,992
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,617
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,190
				1,233,221
Oklahoma (0.3%)
Norman OK Regional Hospital Authority
Revenue	0.684%	9/1/22 (14)	11,700	10,910
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	3,110
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,888
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,731
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	3,082
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,673
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,437
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	3,029
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	3,016
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,696
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,878
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	5,054
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,909
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	13,376
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,000	2,499
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,000	1,239
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,750	2,153
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,141
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,750	2,131
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,147
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/31	1,495	1,776

Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,457
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	7,158
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,295
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,360
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,244
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,547
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,237
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,579
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,313
University of Oklahoma Revenue	5.000%	7/1/32	670	775
				121,840
Oregon (0.9%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	642
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,860
Multnomah County OR School District GO	5.000%	6/15/19	18,000	20,467
Multnomah County OR School District GO	5.000%	6/15/20	21,515	25,217
Multnomah County OR School District GO	5.000%	6/15/21	36,255	43,627
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,130	3,539
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	1,750	1,978
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	2,220	2,510
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,520	3,979
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,294
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,099
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,765
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	5,970
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	4,361
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,629
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,782
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,918
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,835
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,943
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,651
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,977
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,907

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,965
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,249
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,523
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,486
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,000	3,827
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,503
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,838
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,749
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	3,077
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	6,085	7,095
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,957
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,215
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,541
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,171
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,387
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,970
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,679
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	711
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	885
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	822
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	818
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,161
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,273
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,477
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,380
Oregon GO	5.000%	5/1/16	1,750	1,772
Oregon GO	5.000%	5/1/18	1,500	1,644
Oregon GO	5.000%	11/1/18	3,750	4,181
Oregon GO	5.000%	5/1/19	2,770	3,141
Oregon GO	5.000%	5/1/26	1,570	1,877
Oregon GO	5.000%	5/1/26	1,490	1,782
Oregon GO	5.000%	5/1/27	2,415	2,885

Oregon GO	5.000%	5/1/27	2,460	2,938
Oregon GO	5.000%	5/1/28	5,165	6,159
Oregon GO	5.000%	5/1/28	2,755	3,285
Oregon GO	5.000%	5/1/29	2,890	3,383
Oregon GO	5.000%	5/1/30	5,685	6,596
Oregon GO	5.000%	5/1/31	2,915	3,542
Oregon GO	5.000%	5/1/31	3,370	3,899
Oregon GO	5.000%	5/1/31	1,760	2,036
Oregon GO	5.000%	5/1/32	2,060	2,494
Oregon GO	5.000%	11/1/32	1,440	1,763
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	2,003
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,137
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,244
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,435
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,403
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,570
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	2,018
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,218
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,281
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,573
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	50,647
				408,615
Pennsylvania (3.8%)
Allegheny County PA GO	5.000%	11/1/29	15,000	16,962
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,481
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,106
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.940%	2/1/21	14,115	14,088
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.010%	2/5/16 LOC	2,000	2,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,433
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,400	4,150
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,500	3,075
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,176
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,556
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,121

Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,284
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,514
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,520
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,150
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/19 (15)	2,000	2,250
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,151
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,243
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,748
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	731
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,917
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,546
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	1,016
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,889
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17 (ETM)	2,135	2,228
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	240	250
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18 (ETM)	2,460	2,683
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	275	298
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/19 (Prere.)	3,075	3,497
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/19 (Prere.)	3,770	4,315
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	340	382
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	420	474
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	17,047
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,915

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,102
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,292
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	2,070	2,122
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	6,000	6,150
4 Delaware County PA GO	5.000%	10/1/17	2,250	2,413
4 Delaware County PA GO	5.000%	10/1/18	2,360	2,621
4 Delaware County PA GO	5.000%	10/1/21	1,645	1,987
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,593
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,683
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,535
Middletown PA School District GO	5.000%	3/1/31	3,030	3,474
Middletown PA School District GO	5.000%	3/1/32	3,375	3,855
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	8,009
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	8,114
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,365
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,897
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,553
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	9,137
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,365	5,001
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	3,800	4,347
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	3,250	3,745
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,423
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,339
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,363

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	10,117
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,000	4,025
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,271
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,822
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	3,750	3,803
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,023
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,096
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,096
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,098
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,639
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,265
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	465	482
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	3,110	3,588
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,444
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,520
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,681
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,671
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,652
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,684
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	7,103
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	15,110
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,967
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,563

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,479
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/17	1,000	1,033
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	22,819
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	10,000	11,180
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	15,298
Pennsylvania GO	5.000%	5/1/19	15,000	16,862
Pennsylvania GO	5.000%	7/1/19	14,925	16,858
Pennsylvania GO	5.000%	6/1/21	20,000	23,644
Pennsylvania GO	5.000%	7/1/21	32,365	38,335
Pennsylvania GO	5.375%	7/1/21	4,950	5,960
Pennsylvania GO	5.000%	6/1/22	19,450	23,440
Pennsylvania GO	5.000%	11/15/23	4,705	5,598
Pennsylvania GO	5.000%	8/15/24	44,000	54,419
Pennsylvania GO	5.000%	4/1/25	7,500	9,041
Pennsylvania GO	5.000%	3/15/28	21,000	25,199
Pennsylvania GO	4.000%	10/15/28	11,550	12,846
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,951
Pennsylvania GO	4.000%	6/15/30	24,400	26,823
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	21,045
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,988
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,121
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,966
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,509
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,724
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,663
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,918
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,927
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,449
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,345
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,312
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,590
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,449
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,030

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,348
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	816
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,914
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	575
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,141
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	10,267
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,842
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,000	6,384
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,845
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	12,070
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,816
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	559
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/33	5,805	6,727
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,160
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,258
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,751
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	13,554
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,507
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	10,600	11,004
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	11,130	11,554

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	11,585	12,027
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	3,430	3,561
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,302
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	6,860
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	6,640	6,860
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,128
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,173
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,583
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,537
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,329
2 Pennsylvania Turnpike Commission Revenue	1.280%	12/1/20	22,700	22,917
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,115
2 Pennsylvania Turnpike Commission Revenue	0.990%	12/1/21	37,500	37,345
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,096
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,184
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,699
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,990
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,310
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,715
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,250	1,454
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,500	1,741
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,986
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,399
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,335	1,544
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,729
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,153
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,197
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,633
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,383
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,737
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,695
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	29,996
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,452
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,188
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,679
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	36,481
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,801
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,710
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	26,858
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,994

3 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.130%	2/5/16 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,073
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,269
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,985
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,692
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,764
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,209
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,218
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,998
4 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,799
4 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,303
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	4,065	4,358
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,824
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	13,419
Philadelphia PA GO	5.000%	8/1/23	7,310	8,842
Philadelphia PA GO	5.000%	8/1/26	9,000	10,981
Philadelphia PA GO	5.000%	8/1/29	5,000	5,966
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	28,252
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,542
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,417
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,183
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,959
Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,571
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,365
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,671
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,344
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,513
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,455
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,797
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,452
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,710
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,664
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	6,755
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	11,601
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.080%	2/5/16 (4)	22,450	22,450
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,207
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	19,183

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,981
3 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.020%	2/5/16	9,710	9,710
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,952
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,661
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,609
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,591
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,635	3,226
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,525
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	4,177
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,763
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/24	3,290	3,954
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,272
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	2,920
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,271
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,361
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,726
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,888
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,348
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,493
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	5,009
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	17,374

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,170
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,335
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,549
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,625
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,676
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	7,016
				1,778,757
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,431
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,245
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,290
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,068
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,108
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	5,300	6,223
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	295
				74,660
Rhode Island (0.2%)
3 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.060%	2/5/16 LOC	2,600	2,600
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,829
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,279
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,492
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,143
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/28	6,000	6,338
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/33	5,500	5,919
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	4,952
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,092
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,457
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,747
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	7,120	7,127
				103,975
South Carolina (1.2%)
Beaufort County SC School District GO	5.000%	3/1/18	3,800	4,140
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,993
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,568
Charleston County SC GO	5.000%	11/1/21	2,765	3,366

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,225
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	12,057
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,932
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,926
Florence County SC School District GO	5.000%	3/1/18	2,730	2,970
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,057
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,529
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,882
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	37,837
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	29,296
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,000	1,210
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,080	1,316
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,198
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,201
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,472
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,171
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,917
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,184
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,855
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	4,036
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	6,165
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,439
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,828
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,546
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,613
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,998
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,595
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,439
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,058
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,688
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,138
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,730
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,168
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,000	2,456
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,300	2,842

South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,432
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	3,019
South Carolina Educational Facilities Authority
Revenue (Charleston Southern University)
VRDO	0.030%	2/5/16 LOC	6,825	6,825
South Carolina Educational Facilities Authority
Revenue (Columbia College) VRDO	0.030%	2/5/16 LOC	4,600	4,600
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.010%	2/1/16	6,210	6,210
South Carolina GO	5.000%	3/1/16	6,165	6,192
South Carolina GO	5.000%	4/1/16	3,560	3,590
South Carolina GO	5.000%	4/1/18	2,400	2,622
South Carolina GO	5.000%	4/1/19	7,825	8,848
South Carolina GO	5.000%	4/1/19	2,495	2,821
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,148
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,845
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,737
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,502
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,513
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,623
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,997
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System) VRDO	0.010%	2/5/16 (4)LOC	19,925	19,925
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	7,501
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,000	12,364
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	17,352
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,615	6,961
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	5,242
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	18,360
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	7,320
4 South Carolina Public Service Authority
Revenue	5.000%	12/1/30	5,000	6,055
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,510	12,630
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	13,980	16,711

South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	10,158
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	12,400
4 South Carolina Public Service Authority
Revenue	5.000%	12/1/34	20,000	23,562
4 South Carolina Public Service Authority
Revenue	5.000%	12/1/35	9,310	10,959
				555,065
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,186
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,637
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	650	793
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	798
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	727
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	811
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,219
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	977
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,666
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,242
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,505
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.010%	2/5/16	5,000	5,000
				29,561
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,893
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,763
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	766
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	884
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,731
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,755
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	6,076
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,384
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,371
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	7,157
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,920

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/18 (Prere.)	6,045	6,631
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/18 (Prere.)	5,835	6,417
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/19	1,145	1,277
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,978
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	2,235	2,423
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	2,165	2,328
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,944
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	10,323
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,823
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	9,028
Knox County TN GO	5.000%	4/1/18	2,105	2,299
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,923
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,310
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,854
Memphis TN GO	5.000%	11/1/16 (Prere.)	4,000	4,139
Memphis TN GO	5.000%	5/1/28	3,145	3,716
Memphis TN GO	5.000%	5/1/30	1,715	2,008
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	3,903
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,411
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	13,085	14,903
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,104
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.610%	10/1/17	11,500	11,479

Shelby County TN GO	4.750%	3/1/18	5,525	5,987
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	113
Shelby County TN GO	5.000%	4/1/19	400	452
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,865
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,249
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.010%	2/1/16 (4)	2,500	2,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.010%	2/1/16 (4)	23,900	23,900
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,101
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,100
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	24,957
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	41,956
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	63,411
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	59
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,854
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,960	12,945
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,924
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,550	1,910
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	21,728
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,191
Tennessee GO	5.000%	8/1/17	3,165	3,377
Tennessee GO	5.000%	10/1/17	6,000	6,442
Tennessee GO	4.000%	8/1/18	2,500	2,701
Tennessee GO	5.000%	8/1/18	2,565	2,835
Tennessee GO	5.000%	8/1/19	4,000	4,572
Tennessee GO	5.000%	8/1/19	2,165	2,475
Tennessee GO	5.000%	8/1/20	2,500	2,946
Tennessee GO	5.000%	8/1/20	2,200	2,592
Tennessee GO	5.000%	8/1/21	3,420	4,139
Tennessee GO	5.000%	8/1/21	2,000	2,420
Tennessee GO	5.000%	8/1/22	2,000	2,473
Tennessee GO	5.000%	8/1/22	3,000	3,709
Tennessee GO	5.000%	8/1/23	3,525	4,436
Tennessee GO	5.000%	9/1/26	6,000	7,612
Tennessee GO	5.000%	9/1/27	2,000	2,525
Tennessee GO	5.000%	9/1/27	4,300	5,428
Tennessee GO	5.000%	9/1/28	1,850	2,321

Tennessee GO	5.000%	9/1/29	1,000	1,248
Tennessee GO	5.000%	8/1/34	1,750	2,148
Tennessee GO	5.000%	8/1/35	2,000	2,445
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	2,520	2,682
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,709
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,411
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,168
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,408
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,610
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,906
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,947
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,740
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,846
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,395
				503,789
Texas (9.6%)
4 Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,795
4 Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,397
4 Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,940
4 Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,237
4 Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,231
4 Allen TX Independent School District GO	5.000%	2/15/33	3,000	3,674
4 Allen TX Independent School District GO	5.000%	2/15/35	7,350	8,920
4 Allen TX Independent School District GO	5.000%	2/15/36	6,345	7,669
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,977
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,649
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,743
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,517
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,225
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,856
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,233
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,121
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,754
Austin TX GO	5.000%	9/1/29	2,855	3,482
Austin TX GO	5.000%	9/1/30	1,240	1,506
Austin TX GO	5.000%	9/1/31	2,140	2,584
Austin TX GO	5.000%	9/1/33	4,315	5,166
Austin TX Hotel Occupancy Tax Revenue
VRDO	0.020%	2/5/16 LOC	23,550	23,550
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,496

Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,887
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	423
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	6,013
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,792
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,778
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,572
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	14,303
Austin TX Water & Wastewater System
Revenue VRDO	0.010%	2/5/16 LOC	1,375	1,375
Bexar County TX GO	5.000%	6/15/20	3,400	3,974
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,004
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,779
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,661
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,005
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,352
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,679
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	258
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	266
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	795
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,704
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,321
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,312
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	835
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	838
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,430
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,925	3,256
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	4,582
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	5,288
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,548
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	3,226
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,575
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,758

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,561
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,063
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,648
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,867
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,942
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,423
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	2,291
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,500	1,708
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	2,334
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,425
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,735
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	2,093
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	6,012
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	5,058
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,993
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,169
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,734
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,529
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,710
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,406
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,678
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,509
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,191
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,467
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,755
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,640	3,066
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,695	12,016
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,679
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,686
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,686
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,198
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	15,105

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,792
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,442
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,600
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,543
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,040
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,300
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,628
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,834
Dallas TX GO	5.000%	2/15/22 (ETM)	45	55
Dallas TX GO	5.000%	2/15/22	22,840	27,776
Dallas TX GO	5.000%	2/15/23	8,500	10,515
Dallas TX GO	5.000%	2/15/24	8,500	10,648
Dallas TX GO	5.000%	2/15/25	3,000	3,798
Dallas TX GO	5.000%	2/15/28	5,635	6,960
Dallas TX GO	5.000%	2/15/34	3,000	3,593
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,739
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,223
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	12,114
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	2,839
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,519
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,688
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,387
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,921
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,729
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	16,456
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	14,940
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	8,952
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,644
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	10,330
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	13,158
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,468
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	13,610	13,923
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	15,200	15,466
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,566
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,880
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,250
Fort Worth TX GO	4.000%	3/1/18	1,490	1,590
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,946

Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,169
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,333
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,134
Frisco TX GO	5.000%	2/15/19	2,010	2,264
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,315
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,474
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	4,555
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	15,456
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	12,468
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	18,338
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	11,495
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,497
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/19 (Prere.)	40,730	46,553
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,000	2,466
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,000	3,727
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,792
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,936
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,629
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,476
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,193
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,696
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,442
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,450
Harris County TX GO	5.000%	10/1/16	4,755	4,904
Harris County TX GO	5.000%	10/1/17	4,000	4,291
Harris County TX GO	5.000%	10/1/17	4,705	5,047
Harris County TX GO	5.000%	10/1/18	4,090	4,536
Harris County TX GO	5.000%	10/1/20	1,020	1,204
Harris County TX GO	5.000%	10/1/21	8,000	9,445
Harris County TX GO	5.000%	10/1/25	8,000	10,247
Harris County TX GO	5.000%	10/1/25	5,755	7,371
Harris County TX GO	5.000%	10/1/27	6,335	7,961
Harris County TX GO	5.000%	10/1/28	6,660	8,319
Harris County TX GO	5.000%	10/1/29	6,490	8,056

	Harris County TX GO	5.000%	10/1/30	5,405	6,677
	Harris County TX GO	5.000%	8/15/34	3,120	3,758
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Memorial Hermann
	Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,862
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Texas Children's
	Hospital)	5.000%	10/1/24	8,500	9,652
	Harris County TX Metropolitan Transit Authority
	Revenue	5.000%	11/1/26	3,000	3,418
	Harris County TX Metropolitan Transit Authority
	Revenue	5.000%	11/1/27	6,475	7,378
	Harris County TX Metropolitan Transit Authority
	Revenue	5.000%	11/1/28	5,665	6,448
3	Harris County TX Metropolitan Transit Authority
	Revenue TOB VRDO	0.130%	2/5/16	7,745	7,745
3	Harris County TX Metropolitan Transit Authority
	Sales & Use Tax Revenue TOB VRDO	0.130%	2/5/16	6,660	6,660
	Harris County TX Metropolitan Transportation
	Authority Lease Revenue	5.625%	11/1/19	4,535	5,088
	Harris County TX Metropolitan Transportation
	Authority Lease Revenue	5.875%	11/1/20	3,640	4,123
	Harris County TX Metropolitan Transportation
	Authority Lease Revenue	6.000%	11/1/21	4,295	4,878
	Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,246
	Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,790
	Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,198
	Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,189
	Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,807
	Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	6,057
	Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	14,204
	Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,891
	Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,289
	Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,067
	Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,641
	Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,529
	Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,916
	Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,928
	Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,345
	Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,178
	Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,534
	Houston TX Airport System Revenue	5.000%	7/1/26 (14)	17,030	17,982
	Houston TX Community College System GO	5.000%	2/15/17	1,000	1,047
	Houston TX Community College System
	Revenue	5.000%	4/15/16 (Prere.)	6,055	6,116
	Houston TX Community College System
	Revenue	5.000%	4/15/21 (10)	3,145	3,177
	Houston TX GO	5.000%	3/1/22	5,000	6,067
	Houston TX GO	5.000%	3/1/23	4,000	4,931
	Houston TX GO	5.000%	3/1/23	16,680	20,247
	Houston TX GO	5.000%	3/1/26	10,000	12,293
	Houston TX GO	5.000%	3/1/30	4,000	4,805
[1,2] Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) PUT	0.410%	5/16/16 (Prere.)	75,000	75,017
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	0.000%	9/1/17 (2)	13,760	13,512

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	15,710
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	19,594
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	2,001
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,000	2,384
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,500	1,780
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,251
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,955
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	3,868
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	14,616
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,675
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,747
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	11,285
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,219
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,409
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,839
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,183
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,423
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,081
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,713
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,574
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,689
2 Houston TX Utility System Revenue PUT	0.610%	8/1/16	4,375	4,375
2 Houston TX Utility System Revenue PUT	0.910%	5/1/20	10,000	9,956
Houston TX Utility System Revenue VRDO	0.010%	2/5/16 LOC	6,250	6,250
Humble TX Independent School District GO	5.500%	2/15/24	14,235	18,468
3 Judson TX Independent School District GO TOB
VRDO	0.030%	2/5/16 (12)	8,295	8,295
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,577
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,077
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,000	6,340
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,808
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,382
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,470
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,756
4 Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,112
4 Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,117
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,329
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,352
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	45	45
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	65	65
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	119
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	30	30
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,422

Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,897
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,667
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,556
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,244
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	16,097
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,786
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,025	1,258
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,350	1,670
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,925
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,400	1,638
Lubbock TX GO	5.000%	2/15/23	700	854
Lubbock TX GO	5.000%	2/15/27	5,735	6,710
Lubbock TX GO	5.000%	2/15/29	4,335	5,072
Lubbock TX GO	5.000%	2/15/30	6,660	7,637
Lubbock TX GO	5.000%	2/15/31	4,120	4,724
4 Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	4,865	4,958
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.125%	2/15/30	1,000	1,080
Montgomery County TX GO	5.000%	3/1/28	20,225	25,324
Montgomery County TX GO	5.000%	3/1/31	16,450	20,146
Montgomery County TX GO	5.000%	3/1/32	16,910	20,591
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,379
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,581
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,450
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	795
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	929
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/34	1,000	1,075
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,079
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	2,250	2,569

New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	13,772
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	8,300	8,971
North East TX Independent School District GO	5.000%	8/1/19	11,455	13,094
3 North East TX Independent School District GO
TOB VRDO	0.010%	2/5/16 LOC	14,700	14,700
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,242
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,557
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,821
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	6,903
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,871
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,879
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	4,968
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,355
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	4,450	4,896
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	4,241
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,807
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	21,322
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	39,904
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	25,129
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	19,006
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,650
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,433
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,974
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,542
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,500
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,447
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,248
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	53,434
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	11,058
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,706
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,632
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	4,105
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,750
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,460
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	681
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,355	1,487
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	587
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,423
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	534
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,676
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,521
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	6,038
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,926
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,155
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,693
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,551
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,258

North Texas Tollway Authority System Revenue	5.000%	1/1/31	10,940	12,758
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,918
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,678
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	33,328
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	56,327
North Texas Tollway Authority System Revenue	5.000%	1/1/33	48,500	56,705
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	38,441
Northside Independent School District Texas
GO	4.000%	2/15/18	1,000	1,067
Northside Independent School District Texas
GO	5.000%	2/15/23	3,110	3,854
Northside Independent School District Texas
GO	5.000%	2/15/24	5,000	6,277
Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	12,680
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	8,022
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.412%	10/1/20	460	460
Pasadena TX GO	4.000%	2/15/29	1,000	1,117
Pasadena TX GO	4.000%	2/15/30	1,750	1,941
Pasadena TX Independent School District GO
VRDO	0.010%	2/5/16 (4)	15,000	15,000
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,578
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,115
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,808
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,933
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,996
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,579
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	246
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	4,105	5,098
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	910	1,150
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,118
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,157
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	9,753
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	25,457
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	22,006
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,860	6,791
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	24,379
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	64,635

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,248
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,575
San Antonio TX GO	4.000%	2/1/17	16,075	16,655
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,061
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,428
San Antonio TX GO	5.000%	2/1/23	12,630	15,614
San Antonio TX GO	5.000%	2/1/25	10,000	12,652
San Antonio TX GO	5.000%	2/1/26	5,800	7,272
San Antonio TX GO	5.000%	2/1/26	2,500	3,092
San Antonio TX GO	5.000%	2/1/27	4,915	6,109
San Antonio TX GO	5.000%	2/1/27	1,750	2,148
San Antonio TX GO	5.000%	2/1/28	1,000	1,222
San Antonio TX GO	5.000%	2/1/29	1,250	1,517
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,586
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,421
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	4,946
Spring Branch TX Independent School District
GO	5.000%	2/1/20	7,000	8,106
Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,830	4,435
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,972
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,427
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,672
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,798
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,356
Spring TX Independent School District GO	5.000%	8/15/32	9,165	11,187
Sugar Land TX GO	5.000%	2/15/30	3,445	3,935
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	26,124
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas) VRDO	0.010%	2/5/16 LOC	5,185	5,185
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,784
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,491
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	23,855	27,049
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,022
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,751
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,525

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,682
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,781
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,631
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,798
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,590
Texas GO	5.000%	8/1/17	3,165	3,378
Texas GO	5.000%	10/1/19	6,335	7,278
Texas GO	5.000%	10/1/20	3,845	4,544
Texas GO	5.000%	10/1/20	3,000	3,546
Texas GO	5.000%	4/1/21	4,050	4,845
Texas GO	5.000%	10/1/22	19,000	23,503
Texas GO	5.000%	10/1/24	4,000	5,082
Texas GO	5.000%	10/1/25	5,420	6,942
Texas GO	5.000%	10/1/26	8,000	10,027
Texas GO	5.000%	4/1/27	10,000	12,345
Texas GO	5.000%	10/1/27	5,295	6,597
Texas GO	5.000%	10/1/27	33,600	41,420
Texas GO	5.000%	10/1/28	31,975	39,214
3 Texas GO TOB VRDO	0.020%	2/5/16	4,870	4,870
3 Texas GO TOB VRDO	0.090%	2/5/16	8,750	8,750
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	32,125	33,803
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,764
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	7,022
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	12,440
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,645	4,356
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,467
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,998
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,847
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	32,710	40,420
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,876
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	11,414
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,125	13,718
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	2,500	2,820
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)(ETM)	6,805	6,784
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	15,975	15,928
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	440
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	7,675	7,566
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	23,590	23,246
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	38,791

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	58,827
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	11,000	11,172
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	903
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,424
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,488
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,729
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	5,126
Texas Tech University System Financing
System Revenue	5.000%	2/15/16 (Prere.)	10,040	10,062
Texas Tech University System Financing
System Revenue	5.000%	2/15/16 (Prere.)	11,940	11,966
Texas Transportation Commission GO	5.000%	4/1/22	10,245	12,536
Texas Transportation Commission GO	5.000%	4/1/22	14,000	17,130
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,659
Texas Transportation Commission GO	5.000%	10/1/23	13,000	16,323
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,567
Texas Transportation Commission GO	5.000%	10/1/24	20,670	26,262
Texas Transportation Commission GO	5.000%	4/1/25	10,000	12,508
Texas Transportation Commission GO	5.000%	10/1/25	33,700	42,600
Texas Transportation Commission GO	5.000%	4/1/26	13,500	16,790
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/20	14,910	17,622
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	3,500	4,240
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/25	16,250	20,814
2 Texas Transportation Commission Mobility Fund
GO PUT	0.390%	10/1/18	75,000	74,387
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	9,500	9,574
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,017
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,000	10,083
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	8,850	8,923
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,555	10,642
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	23,405	24,615
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	5,000	5,258
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	20,000	21,034
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	11,474
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,823
Texas Transportation Commission Revenue	5.000%	4/1/21	12,500	14,934
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	16,479
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	44,340
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	32,475
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,000	4,670
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,375	12,059
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,155	41,835
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	17,467

Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	46,862
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	53,015	60,825
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	9,485	10,852
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,323
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,025
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,587
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,350
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,183
Texas Water Development Board Revenue	5.000%	4/15/21	3,100	3,713
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,189
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	4,001
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,854
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,289
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	6,197
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,578
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,427
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,199
4 University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,816
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,824
4 University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,306
4 University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,277
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	24,000	27,335
University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	8,095	10,379
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,927
University of Texas Permanent University Fund
Revenue	5.000%	7/1/28	7,265	9,093
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,783
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	9,785	10,249
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,182
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	6,610	6,869
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,743
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,974
Williamson County TX GO	5.000%	2/15/23	6,000	7,284
				4,549,521
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	14,130
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,254
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,694
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,521
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	898
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,215
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,715

Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,196
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,148
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	2/1/16	3,200	3,200
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,380
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,368
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,726
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,934
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,516
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,849
Utah GO	5.000%	7/1/16	3,320	3,387
Utah GO	4.500%	7/1/19	11,200	12,580
Utah GO	5.000%	7/1/19	19,000	21,661
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,665
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,728
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,724
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,844
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,985
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,366
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,193
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,377
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,360
Washington County UT School District GO	5.000%	3/1/21	6,150	7,350
				192,964
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,780
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,920
				13,700
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,891
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,336
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,143
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,500	2,790
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,688
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,020	5,482
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	20,000	22,581
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,007
				48,918
Virginia (1.6%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,144
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,876
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,771

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,567
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,394
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,339
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,128
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,681
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,518
Fairfax County VA GO	4.000%	10/1/19	5,800	6,456
Fairfax County VA GO	5.000%	10/1/20	1,000	1,184
Fairfax County VA GO	5.000%	10/1/21	1,000	1,215
Fairfax County VA GO	5.000%	10/1/23	10,000	12,620
Fairfax County VA GO	5.000%	10/1/24	10,000	12,789
Fairfax County VA GO	4.000%	10/1/25	4,000	4,780
Fairfax County VA GO	5.000%	10/1/25	5,000	6,436
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,248
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	13,358
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,239
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,765
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,243
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,857
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,489
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,042
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,905
Hampton VA GO	5.000%	1/15/20	3,000	3,372
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.010%	2/5/16	8,185	8,185
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.010%	2/5/16	8,870	8,870
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,003
Richmond VA GO	5.000%	7/15/16	4,120	4,211
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,954
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,654
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,771

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,634
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,711
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,449
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,127
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.020%	2/5/16 LOC	530	530
3 University of Virginia Revenue TOB VRDO	0.010%	2/1/16	3,500	3,500
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,338
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,454
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,678
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	6,029
Virginia Beach VA GO	4.000%	9/15/20	6,195	7,063
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,289
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,387
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,464
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,020
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,046
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,050
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	20,857
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	11,694
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,215
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,901
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	405	416
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	430	442

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	450	462
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	475	488
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	509
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	7,605	7,813
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,000	8,219
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,405	8,635
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,845	9,087
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,610	8,845
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,285
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,369
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	22,150
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,432
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,433
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	25,575
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,207
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	6,133
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	6,123
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,425
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,544
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	16,335
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,983
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,368
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	35,087

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,844
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	36,728
Virginia GO	4.000%	6/1/19	14,380	15,877
Virginia GO	4.000%	6/1/20	14,530	16,421
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	12,228
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,342
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,290	9,461
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	11,000	12,554
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	10,236
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	8,997
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	11,026
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	9,690
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,738
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	5,198
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	9,034
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,857
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,816
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,614
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,525
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,348
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,577
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,565
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,494
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,912
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,478
				776,425
Washington (3.0%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,500	28,978
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,405
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,985

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,357
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,572
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	3,993
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	7,280
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,221
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	12,056
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	6,003
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	9,931
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,385	6,840
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,000	23,431
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	15,953
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,212
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,202
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,434
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,867
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,915
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,464
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,443
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,463
King County WA GO	5.000%	7/1/20	5,000	5,873
King County WA GO	4.750%	1/1/34	3,075	3,259
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,836
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,544
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,651
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,560
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,614
Pierce County WA School District No. 10
(Tacoma) GO	3.000%	6/1/17	2,000	2,067
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/17	3,000	3,239
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,250
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,600	4,264
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,074
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,497
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,434
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,330

Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,851
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,225
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,212
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,297
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,109
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,885
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,397
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,386
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,817
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,418
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,475
Seattle WA GO	5.000%	6/1/21	16,395	19,643
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	9,187
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	10,000	11,364
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	13,589
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,847
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,480
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,604
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,363
Snohomish County WA School District No. 201
GO	5.250%	12/1/26	5,500	6,177
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,441
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	18,996
University of Washington Revenue	5.000%	7/1/27	6,925	8,310
University of Washington Revenue	5.000%	4/1/28	10,195	11,949
University of Washington Revenue	5.000%	7/1/28	11,490	13,741
University of Washington Revenue	5.000%	7/1/29	7,500	8,929
University of Washington Revenue	5.000%	4/1/30	9,315	10,757
University of Washington Revenue	5.000%	7/1/30	10,495	12,464
University of Washington Revenue	5.000%	4/1/31	10,500	12,103
University of Washington Revenue	5.000%	4/1/32	11,375	13,081
University of Washington Revenue	5.000%	7/1/32	5,000	5,938
3 University of Washington Revenue TOB VRDO	0.120%	2/5/16 LOC	38,200	38,200
Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/18	1,940	2,099
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,772
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,651
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,716
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,402
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,516
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	18,413
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	6,179
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	24,230
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,436
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,769
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	26,052
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	8,085
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,777
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,733

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,739
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,599
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,744
Washington GO	5.000%	7/1/17	32,460	34,537
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,752
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,505
Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,619
Washington GO	5.000%	7/1/19	6,940	7,899
Washington GO	0.000%	6/1/20 (14)	5,500	5,197
Washington GO	5.000%	7/1/20	13,035	15,273
Washington GO	5.000%	7/1/20	2,705	2,880
Washington GO	5.000%	8/1/20	4,730	5,556
Washington GO	5.000%	8/1/20	4,845	5,554
Washington GO	5.000%	7/1/22	20,000	24,525
Washington GO	5.000%	7/1/22	9,845	12,072
Washington GO	5.000%	7/1/22	23,500	28,817
Washington GO	5.000%	7/1/23	10,000	12,335
Washington GO	5.000%	7/1/24	2,875	3,614
Washington GO	5.000%	7/1/24	5,000	6,102
Washington GO	5.000%	1/1/25	1,750	2,065
Washington GO	5.000%	7/1/25	50,585	63,362
Washington GO	5.000%	7/1/27	8,550	10,566
Washington GO	5.000%	8/1/27	7,495	9,364
Washington GO	5.000%	2/1/28	10,000	11,751
Washington GO	5.000%	8/1/28	20,210	25,109
Washington GO	5.000%	2/1/29	9,650	11,290
Washington GO	5.000%	2/1/30	13,740	16,752
Washington GO	5.000%	2/1/30	8,545	10,291
Washington GO	5.000%	8/1/30	20,980	24,547
Washington GO	5.000%	6/1/31	5,250	6,118
Washington GO	5.000%	8/1/31	13,860	16,736
Washington GO	5.000%	2/1/32	6,170	7,235
Washington GO	5.000%	6/1/32	5,500	6,394
Washington GO	5.000%	8/1/32	29,775	35,559
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	3,101
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,485
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	2,007
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,203
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	4,085
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,946
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,362

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,807
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,946
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	4,029
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,224
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,319
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,877
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,456
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,282
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.010%	2/1/16 LOC	16,585	16,585
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,498
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,839
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,243
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,093
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,227
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,219
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,406
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,065
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,252
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,846
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,315
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	4,932
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,207
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.010%	2/5/16	20,270	20,270
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,876
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,142

Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.020%	2/5/16 LOC	1,310	1,310
Washington State University General Revenue	5.000%	10/1/28	3,070	3,672
Washington State University General Revenue	5.000%	10/1/29	3,070	3,648
Washington State University General Revenue	5.000%	10/1/30	3,140	3,688
Washington State University General Revenue	5.000%	10/1/31	3,170	3,714
Washington State University Student Fee
Revenue	5.000%	4/1/16 (Prere.)	15,950	16,081
				1,418,277
West Virginia (0.2%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,577
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,072
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,385
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,021
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,812
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,817
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,375
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,761
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,335
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,325
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,704
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,426
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,343
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	3,989
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,652
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,840	3,416
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,429
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,692

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,323
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,605
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,094
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,993
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/18 (Prere.)	2,500	2,768
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/18 (Prere.)	5,810	6,432
West Virginia University Revenue	5.000%	10/1/17	1,500	1,609
West Virginia University Revenue	5.000%	10/1/30	3,000	3,483
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,297
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,092
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,362
				109,189
Wisconsin (0.8%)
Appleton WI Redevelopment Authority Revenue
VRDO	0.010%	2/5/16 LOC	22,400	22,400
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,255
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,374
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,362
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,766
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,761
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,755
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,817
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,237
Milwaukee WI GO	4.000%	3/15/19	8,490	9,281
Milwaukee WI GO	4.000%	3/15/20	9,930	11,089
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,357
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	729
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,047
Wisconsin GO	5.000%	5/1/16	4,000	4,050
Wisconsin GO	5.000%	11/1/17	4,500	4,847
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,436

Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	7,810
Wisconsin GO	5.000%	5/1/18	3,800	4,162
Wisconsin GO	5.000%	5/1/19	1,340	1,517
Wisconsin GO	5.000%	5/1/19	12,000	13,589
Wisconsin GO	5.000%	5/1/20	1,000	1,167
Wisconsin GO	5.000%	5/1/20	2,915	3,403
Wisconsin GO	5.000%	5/1/22	10,425	12,543
Wisconsin GO	5.000%	5/1/22	3,500	4,065
Wisconsin GO	5.000%	5/1/25	7,500	9,055
Wisconsin GO	5.000%	5/1/27	1,400	1,680
Wisconsin GO	5.000%	5/1/27	2,750	3,300
Wisconsin GO	6.000%	5/1/27	10,000	11,573
Wisconsin GO	5.000%	5/1/28	2,060	2,464
Wisconsin GO	5.000%	5/1/29	1,715	2,042
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,623
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,727
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,054
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,802
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	40,343
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,714
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,224
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,752
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	14,434
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	14,220
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	834
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,163
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,733
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,913
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,290
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,000	2,304

Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,893
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,250	1,422
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,420
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,614
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,565
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,284
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,082
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	9,033
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,679
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	4,084
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,192
Wisconsin Transportation Revenue	5.000%	7/1/18 (Prere.)	5,100	5,617
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,963
				360,911
Total Tax-Exempt Municipal Bonds (Cost $43,585,055)				46,343,899
			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,019,052)	0.024%		1,019,051,617	1,019,052

Total Investments (100.0%) (Cost $44,604,107)				47,362,951
Other Assets and Liabilities-Net (0.0%)				(4,862)
Net Assets (100%)				47,358,089

1 Securities with a value of $8,589,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $387,772,000, representing 0.8% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2016.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

Intermediate-Term Tax-Exempt Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	46,343,899	—
Temporary Cash Investments	1,019,052	—	—
Futures Contracts—Assets[1]	2,278	—	—
Total	1,021,330	46,343,899	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Intermediate-Term Tax-Exempt Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2016	2,986	652,814	3,455
5-Year U.S. Treasury Note	March 2016	3,037	366,480	6,168
				9,623

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2016, the cost of investment securities for tax purposes was $44,634,349,000. Net unrealized appreciation of investment securities for tax purposes was $2,728,602,000, consisting of unrealized gains of $2,748,467,000 on securities that had risen in value since their purchase and $19,865,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (1.1%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	12,469
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,747
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,887
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,733
Birmingham AL GO	0.000%	3/1/27	2,500	2,763
Birmingham AL GO	0.000%	3/1/37	2,500	2,654
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,047
Huntsville AL GO	5.000%	5/1/26	2,860	3,377
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	9,193
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,222
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,425
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,721
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,228
				102,466
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	8,201
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,872
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,895
				19,968
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,366
Arizona COP	5.000%	3/1/18 (Prere.)	12,140	13,208
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,387
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	8,925	11,180
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	13,227
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,235
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,318
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	1,200	1,265
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,177
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,679

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,441
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,135	5,238
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,156
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,397
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,189
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	596
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,670
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	957
				117,686
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,578
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,363
				5,941
California (16.6%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,817
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	4,861
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	6,332
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	10,189
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,514
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	11,092
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,424
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,450
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	10,000	11,433
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.110%	4/1/24	10,000	10,003
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,629
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,376
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	5,878
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	1,900	2,215
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	7,275	7,996
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,995	9,238
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	10,000	12,561

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	285	313
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,005	2,305
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,693
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,933
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,592
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,316
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,116
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,580
California GO	5.000%	9/1/16 (Prere.)	5,130	5,272
California GO	5.250%	9/1/24	12,500	15,123
California GO	5.250%	10/1/24	3,000	3,639
California GO	5.625%	4/1/26	21,900	25,151
California GO	5.000%	3/1/28	10,000	12,325
California GO	5.000%	10/1/29	5,000	6,135
California GO	5.000%	10/1/30	12,600	15,363
California GO	6.000%	3/1/33	4,000	4,792
California GO	6.500%	4/1/33	41,500	48,723
California GO	5.000%	8/1/34	5,000	6,019
California GO	6.000%	11/1/35	10,000	11,846
California GO	5.000%	9/1/36	3,250	3,845
California GO	6.000%	4/1/38	10,340	11,936
California GO	6.000%	11/1/39	6,500	7,674
California GO	5.000%	9/1/41	5,000	5,778
California GO	5.000%	9/1/42	11,360	13,248
California GO	5.000%	2/1/43	5,500	6,340
California GO	5.000%	4/1/43	1,000	1,156
California GO	5.000%	11/1/43	5,000	5,838
California GO	5.000%	12/1/43	8,250	9,646
California GO	5.000%	8/1/45	7,280	8,496
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,287
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,462
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,173
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,344
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,188
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,267
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,094
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	16,053

California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,536
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,730
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	2,205	2,215
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,709
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,738
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	5,008
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,646
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,820
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,822
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,782
California State University Systemwide Revenue	5.000%	5/1/17 (Prere.)	3,810	4,024
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,698
California State University Systemwide Revenue	5.000%	11/1/32 (4)	6,190	6,474
California State University Systemwide Revenue	5.250%	11/1/34	8,600	9,735
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,756
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	6,877
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	7,029
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	27,474
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,700
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,500
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,333
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	5,012
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,103
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,226
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,617
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,263
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	988
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,567
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,184

Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,454
Coast CA Community College District GO	4.000%	8/1/32	7,205	8,011
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,285
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,744
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,960
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,700
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,516
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,743
Escondido CA GO	5.000%	9/1/32	3,855	4,676
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,961
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,695
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	3,000	3,390
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	24,250	27,770
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	15,770	16,804
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,342
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,687
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,680
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,903
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,859
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,209
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,766
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,296
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,776
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,086
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,499
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,365
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,864
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,970
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	11,770	13,982
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,477
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,856
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	4,099
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	10,424
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,426
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	7,910
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	28,979
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,936
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,330
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	7,137
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,874

Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,499
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,697
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,593
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,470
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,105
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	5,021
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,879
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,314
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/29	4,140	5,045
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,672
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,636
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,728
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	5,315	6,053
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,275
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,659
Metropolitan Water District of Southern
California Revenue	4.000%	7/1/45	3,400	3,634
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,080
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	14,430	17,106
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,171
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,456
Oakland CA GO	5.000%	1/15/28	1,230	1,514
Oakland CA GO	5.000%	1/15/35	4,025	4,756
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,805
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,197
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,988
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	11,178
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,900
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,924
Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,155
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,813
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	11,175
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	9,905
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,825
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,471
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,156
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	7,083

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,676
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,657
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,616
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,450
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,511
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,688
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	11,303
San Bernardino CA Community College District
GO	0.000%	8/1/44	5,000	1,546
San Bernardino CA Community College District
GO	5.000%	8/1/48	3,750	4,380
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,301
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,935
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,568
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,578
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,224
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	25,591
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,166
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,489
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	2,006
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,343
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,421
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,392
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,570
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	9,421
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	6,202
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	10,278
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,547
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,019
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,647
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,966
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/18 (Prere.)	5,000	5,516
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,383
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,383
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,923
San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	2,069

San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,425
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	4,444
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,816
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,824
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,094
Southern California Water Replenishment
District Financing Authority Revenue	4.000%	8/1/45	8,100	8,614
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	9,117
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	16,100	17,189
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,295
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,680
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,340	2,479
University of California Revenue	4.000%	5/15/35	5,000	5,420
University of California Revenue	5.250%	5/15/37	3,000	3,622
University of California Revenue	5.000%	5/15/38	20,000	23,387
University of California Revenue	5.250%	5/15/38	10,000	11,957
University of California Revenue	5.000%	5/15/44	4,000	4,612
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	12,000	13,413
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,974
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	6,307
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	10,047
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,218
Washington Township CA Health Care District
GO	4.000%	8/1/45	17,000	17,907
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	9,172
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,828
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	8,200	9,234
				1,569,854
Colorado (1.4%)
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,000	1,124
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,692
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,504
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,642
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,414
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,545
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,069
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	10,129

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	12,209
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	17,132
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	7,444
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	10,162
3 Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	4,955
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	16,000	16,326
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,653
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,636
University of Colorado Enterprise System
Revenue	5.750%	6/1/19 (Prere.)	1,000	1,158
				133,794
Connecticut (1.0%)
Connecticut GO	5.000%	6/1/23	5,000	6,036
Connecticut GO	5.000%	10/15/24	5,925	7,154
Connecticut GO	5.000%	4/15/25	10,000	11,906
Connecticut GO	5.000%	4/15/26	5,000	5,929
Connecticut GO	5.000%	10/15/26	4,140	4,955
Connecticut GO	5.000%	11/1/26	3,000	3,552
Connecticut GO	5.000%	10/15/31	1,850	2,178
Connecticut GO	5.000%	6/15/32	8,905	10,453
Connecticut GO	5.000%	6/15/33	6,255	7,312
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,272
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,376
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	2,246
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	4,305	4,575
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,825	3,023
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,917
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	8,333
Hartford CT GO	5.000%	4/1/24	1,215	1,439
Hartford CT GO	5.000%	4/1/27	1,650	1,910
Hartford CT GO	5.000%	4/1/28	3,565	4,116
				98,682
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,346
University of Delaware Revenue	5.000%	11/1/33	1,000	1,175
				3,521

District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/26	7,395	9,336
District of Columbia GO	5.000%	6/1/27	2,000	2,506
District of Columbia GO	5.000%	6/1/28	2,750	3,427
District of Columbia GO	5.000%	6/1/31	10,000	12,071
District of Columbia GO	5.000%	6/1/38	10,000	11,747
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	10,920
District of Columbia Income Tax Revenue	5.000%	12/1/23	4,110	5,160
4 District of Columbia Income Tax Revenue TOB
VRDO	0.030%	2/5/16	4,200	4,200
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,467
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	13,000	14,599
3 District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,750	6,935
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,722
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,118
				106,208
Florida (7.6%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,742
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	1,955	2,038
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/44	25,075	27,892
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,324
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,713
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,165
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,318
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	20,098
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,636
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,364
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	13,938
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	17,757
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	3,000	3,462
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,967
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,708
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,026
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,511
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,321
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,606

Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,332
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,344
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,244
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	254
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,715
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,437
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	14,327
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	7,005	7,787
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,855
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,757
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	4,062
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,639
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,967
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,442
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,377
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,796
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,480	12,959
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	15,324
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,644
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,535
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,945
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,130
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,198
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,195
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,228
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,343
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,477
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,470

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,496
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,298
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	16,275
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,760
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,976
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,145
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	2,001
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/16 (Prere.)	2,505	2,527
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/16 (Prere.)	17,240	17,584
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,385
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,850	6,440
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	10,000	11,008
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	8,165	8,988
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,457
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,172
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,843
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,661
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,867
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/16 (Prere.)	5,000	5,099
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	8,067
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,509
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,614
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	631
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,441
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,144
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	475	489
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,053
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,329
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,724
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,291
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (4)	5,000	5,726
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,136

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,614
Orlando FL Utility Commission Utility System
Revenue	5.250%	4/1/19 (Prere.)	2,500	2,840
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,088
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,965
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,399
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,451
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,199
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,837
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	8,000	8,652
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,131
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	7,135	7,603
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	28,142
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,063
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	11,053
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,185
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	11,123
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,403
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,143
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,030
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	4,400	4,537
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	10,000	10,311
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,338
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,334
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,617
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	245	248
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,663
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,414
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,146
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,383
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	9,945	10,721
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,557
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,656

Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,593
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	7,000	7,787
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,171
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,969
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,250
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,498
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,867
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,958
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	1,750	2,142
				714,586
Georgia (1.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,871
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,987
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,711
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,133
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,696
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,804
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,950
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,450
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,931
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,220
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	14,100
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,546
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,925
Georgia GO	5.000%	7/1/29	2,000	2,351
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	5,026
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,883
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,820
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,974
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,747
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	323
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,848
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	18,683
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	5,295	5,689

Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,640
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,770
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,764
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,537
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,695
				167,074
Hawaii (1.0%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	5,150
Hawaii GO	5.000%	12/1/21	5,150	6,244
Hawaii GO	4.000%	10/1/27	3,705	4,276
Hawaii GO	4.000%	10/1/33	3,750	4,136
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,706
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,737
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,095
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,095
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,360
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,351
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,556
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	10,805
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,833
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,757
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,908
				95,009
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,912
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,260
				14,172
Illinois (7.6%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,835
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,417
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	5,256
Chicago IL Board of Education GO	5.250%	12/1/41	3,000	2,332
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	11,753
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,068
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,011
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,066
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,512
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,322
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,856
Chicago IL GO	5.000%	1/1/34	8,000	7,715
Chicago IL GO	5.000%	1/1/38	2,000	1,915
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,610
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,787
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,247
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,247

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	18,891
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	31,624
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,512
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,620
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,318
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,248
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	32,682
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,493
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,201
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	7,054
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,620
4 Chicago IL Water Revenue TOB VRDO	0.260%	2/5/16	6,465	6,465
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,078
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,744
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,106
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,747
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/23	4,695	5,779
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	18,420
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.010%	2/5/16	16,500	16,500
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,791
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,717
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	20,314
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,935
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,786
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,456
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,848
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,805
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,573
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,730	10,014
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,168
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,226
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/1/16	2,900	2,900
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	17,946
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,360	7,370
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,607
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,335

Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,806
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	19,397
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,710
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,424
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	10,000	11,128
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/18 (Prere.)	7,750	8,670
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	897
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,700
Illinois GO	5.000%	3/1/21	4,000	4,507
Illinois GO	5.000%	8/1/21	7,000	7,930
Illinois GO	5.000%	8/1/24	9,000	9,967
Illinois GO	5.000%	2/1/25	730	820
Illinois GO	5.000%	8/1/25	2,000	2,199
Illinois GO	5.000%	1/1/28	9,125	10,191
Illinois GO	5.250%	2/1/32	8,075	8,807
Illinois GO	5.250%	2/1/33 (4)	5,200	5,773
Illinois GO	5.500%	7/1/33 (4)	3,350	3,829
Illinois GO	5.250%	2/1/34 (4)	3,125	3,458
Illinois GO	5.000%	5/1/34	2,000	2,138
Illinois GO	5.500%	7/1/38	7,500	8,313
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	13,190	15,264
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,184
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	2,600	2,651
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	3,465	3,534
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	21,818
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,924
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,439
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,589
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,228
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,769
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,224
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,165
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,743
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,675
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,017
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,146
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,114

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	18,053
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,207
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,496
				715,746
Indiana (1.5%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,848
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,352
3 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,628
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,603
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	7,097
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,223
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	2,988
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,444
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	15,255
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,540
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	2,992
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	8,108
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,068
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,352
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,989
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,318
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	8,350
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,678
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,737
				144,570
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	12,278
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,370

4 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.090%	2/5/16	11,200	11,200
4 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.090%	2/5/16	8,500	8,500
				48,348
Kansas (0.5%)
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,691
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,230	4,984
Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,832
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	6,102
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,874
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,845
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	19,068
Kansas Development Finance Authority
Revenue	5.000%	5/1/35	1,665	1,925
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,110
				47,431
Kentucky (0.9%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.740%	11/1/21 (14)	22,885	22,799
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,483
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,663
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	3,000	3,387
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,577
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	7,563
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	10,100	11,503
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,782
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	15,372
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,500	4,986

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,787
				86,902
Louisiana (0.7%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,402
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,243
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,868
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,489
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	2,500	2,530
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,774
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	6,034
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	2,500	2,853
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	16,117
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,677
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,492
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,225
Louisiana State University Revenue	5.000%	7/1/25	505	616
New Orleans LA GO	0.000%	9/1/16 (2)	5,885	5,832
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,313
				70,465
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,551
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,749
				10,300
Maryland (1.4%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,369
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	6,120
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,800
Maryland Department of Transportation
Revenue	4.000%	12/15/28	10,000	11,398
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,613
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	506

Maryland GO	5.000%	8/1/25	6,495	7,957
Maryland GO	5.000%	3/1/26	17,910	21,891
Maryland GO	4.000%	3/1/27	5,000	5,701
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,269
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/40	6,500	7,282
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/45	5,000	5,563
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	9,620	11,562
Montgomery County MD GO	4.000%	12/1/30	1,000	1,121
Montgomery County MD GO	4.000%	12/1/34	15,000	16,469
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	8,044
				128,665
Massachusetts (2.4%)
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	4,105	4,259
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,232
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	804
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,647
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/34	1,775	1,958
4 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.110%	2/5/16	10,285	10,284
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,391
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,835
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,181
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,165
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,676
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,636
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,464
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,786
Massachusetts GO	5.000%	7/1/26	8,500	10,948
Massachusetts GO	5.000%	8/1/36	9,855	11,497
Massachusetts GO	4.000%	6/1/43	1,000	1,041
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	996
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	7,300	7,923

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	16,927
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	12,095
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,733
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,559
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,360
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	5,000	6,175
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	11,545	12,574
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,609
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	12,725
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,711
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,167
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,277
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	12,567
				228,202
Michigan (2.7%)
Detroit MI GO	5.000%	4/1/16 (12)	467	470
Detroit MI GO	5.000%	4/1/16 (12)	2,548	2,561
Detroit MI GO	5.000%	4/1/17 (12)	491	507
Detroit MI GO	5.000%	4/1/17 (12)	2,679	2,765
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,112
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,792
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	19,436
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,834
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,571
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,624
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	14,492
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,337
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,461
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,300
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,842
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	599
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,576
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,182
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,723

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,526
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,525
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,323
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,975
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,646
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	15,451
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,729
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,828
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,760
Michigan GO	5.250%	9/15/26 (4)	14,000	15,017
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,709
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,529
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,524
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.040%	2/5/16	21,300	21,300
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	9,514
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	1,130	1,213
Michigan State University Revenue	5.000%	8/15/26	1,165	1,421
Michigan State University Revenue	5.000%	8/15/27	1,000	1,213
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,335
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,394
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	9,258
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,597
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,415
3 Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,539
3 Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,546
				256,471
Minnesota (0.7%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,934
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	12,185
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,537
Minnesota COP	5.000%	6/1/31	3,730	4,471
Minnesota GO	5.000%	10/1/16 (ETM)	25	26
Minnesota GO	5.000%	8/1/34	18,000	21,991

University of Minnesota Revenue	5.125%	4/1/34	1,250	1,401
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,697
				69,242
Mississippi (0.4%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.010%	2/1/16	3,255	3,255
Jackson MS Public School District GO	5.000%	4/1/28	1,645	2,009
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,943
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	16,288
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,232
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,291
				41,018
Missouri (1.1%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,261
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,796
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,557
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	6,209
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,901
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,581
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	2,800	3,161
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	700	771
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	17,378
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,689
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	2/1/16	1,300	1,300
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	16,900	21,278
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,191
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,459
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,747
				105,279

Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	3,575	3,762

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,796
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,812
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,293
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,362
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/18 (Prere.)	5,000	5,476
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,770
				25,509
Nevada (0.8%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,388
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,221
Las Vegas NV GO	4.000%	9/1/32	8,860	9,642
Las Vegas NV GO	4.000%	9/1/33	9,220	10,009
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,263
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,958
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,303
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,286
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,474
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,207
				75,751
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,765
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,476
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,405
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,539
				22,185
New Jersey (3.2%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,764
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,050
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,286
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,779

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,897
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,746
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,776
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,975
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,285
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,775	1,866
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	235	243
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.020%	2/5/16	2,205	2,205
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	13,041
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	2,072
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/32	3,000	3,313
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,843
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	7,883
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	10,470
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	30,000	35,168
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	5,180	5,914
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,570
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,735
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	10,195
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,990
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	7,994
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	8,346
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,745
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,471
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,505
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	34,500	35,971
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,247
				300,541

New Mexico (0.5%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	7,134
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	16,667
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,652
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.010%	2/5/16	11,500	11,500
				46,953
New York (14.9%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,980
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,834
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	8,100
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	33,449
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	3,000	3,500
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,293
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	14,000	15,890
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,297
New York City NY GO	5.000%	8/1/17 (Prere.)	780	832
New York City NY GO	5.125%	12/1/17 (Prere.)	4,680	5,065
New York City NY GO	5.000%	8/1/22	10,000	12,234
New York City NY GO	5.000%	4/1/23	10,855	13,179
New York City NY GO	5.000%	8/1/23	9,550	11,683
New York City NY GO	5.125%	12/1/23	8,195	8,885
New York City NY GO	5.000%	8/1/24	10,195	12,613
New York City NY GO	5.000%	8/1/24	4,665	5,681
New York City NY GO	5.000%	8/1/24	4,220	4,506
New York City NY GO	5.000%	8/1/25	5,000	5,707
New York City NY GO	5.000%	8/1/25	9,160	11,255
New York City NY GO	5.000%	8/1/25	5,000	6,144
New York City NY GO	5.000%	8/1/26	8,065	10,137
New York City NY GO	5.000%	8/1/27	7,000	7,976
New York City NY GO	5.000%	8/1/31	5,000	5,824
New York City NY GO	5.000%	3/1/32	5,000	5,925
New York City NY GO	5.000%	8/1/32	5,000	5,824
New York City NY GO	5.000%	10/1/32	5,260	6,233
New York City NY GO	5.000%	8/1/35	1,500	1,747
New York City NY GO VRDO	0.010%	2/1/16	5,100	5,100
New York City NY GO VRDO	0.010%	2/1/16	1,300	1,300
New York City NY GO VRDO	0.010%	2/1/16	4,080	4,080

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,674
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,812
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	4,046
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	8,010
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,395
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,484
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,406
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,683
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,523
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,107
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,607
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,437
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,937
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,923
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,498
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,490
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,637
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,768
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,839
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,799
4 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	2/5/16	2,000	2,000
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	12,953
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,875

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,538
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	936
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,793
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,528
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,233
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,295
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	7,795	8,225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	983
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,426
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	18,047
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,092
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	3,985	4,184
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	12,014
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,936
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,905
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,130	6,867
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	8,439
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	10,321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,830
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,517
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,404
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	18,348
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	26,665
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	5,140
4 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	2/1/16	6,710	6,710
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	5,948
4 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	8,050	8,408
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,476
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,758
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,560
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,484

New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,637
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,903
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,669
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	7,183
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	14,000
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	7,146
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	12,376
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	5,358
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,291
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	13,142
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,732
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,801
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,701
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	8,042
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,261
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,041
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,625
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	12,295
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,393
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,773
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,511
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,989
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,518
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,553
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	6,000	7,110
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,892
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,783

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,703
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,198
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	746
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,650	6,743
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,339
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	31,646
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	10,739
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	11,848
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	25,473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,634
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,745
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	23,476
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	25,000	28,621
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,808
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,700
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,407
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	6,084
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	7,106
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	4,077
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,700
New York State GO	5.000%	2/1/30	3,385	3,854
New York State GO	5.000%	2/15/30	4,000	4,633
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	16,000	16,993
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	12,278
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,531
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,920
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,399

New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,230
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,566
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,362
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,527
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,859
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	13,174
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,959
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,751
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,995
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,454
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,659
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/36	3,425	3,892
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/38	4,180	4,733
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,659
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,476
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	7,692
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	8,408
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	13,665
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	8,218
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	23,060
				1,406,793
North Carolina (1.3%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/27	2,860	3,558
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,856
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,549
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,237
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,733
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,995
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (Prere.)	5,010	5,417
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	5,000	5,604

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,405
North Carolina GAN	5.000%	3/1/28	20,000	24,097
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.060%	2/5/16	30,000	30,000
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	559
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,404
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,458
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,000	14,563
				120,435
Ohio (1.3%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,573
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,442
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,723
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,000	4,400
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,417
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,652
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,473
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,622
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	2/5/16 LOC	6,100	6,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	4,053
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,240
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.020%	2/5/16 LOC	2,550	2,550
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,811
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	7,037
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,072
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,892
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,963
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/1/16	4,000	4,000

Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,204
Ohio GO	5.000%	2/1/29	3,000	3,570
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,283
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,396
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	8,055
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,774
				120,302
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	908

Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	6,755	7,637
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,677
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,345	5,348
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,327
Oregon GO (Veterans Welfare) VRDO	0.010%	2/1/16	1,600	1,600
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,525
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,428
				36,542
Pennsylvania (5.0%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,616
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,354
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	4,920	5,043
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	800	950
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,086
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	3,094
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,352
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,533
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	2/5/16 LOC	5,295	5,295
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,762
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	2/1/16	12,800	12,800
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	2/1/16 LOC	2,300	2,300

Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,856
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,506
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,497
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,761
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,226
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,105
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,727
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,801
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,545	1,602
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,368
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,457
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,586
Pennsylvania GO	5.000%	4/1/24	3,000	3,648
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,849
Pennsylvania GO	4.000%	8/15/29 (4)	3,000	3,344
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,274
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,161
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,825
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,312
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,608
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,467
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,727
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,720
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,253
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	20,434

Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,939
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,456
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,241
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,723
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	10,961
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,790
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,113
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,558
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,637
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,582
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,440
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,743
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	2,974
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,308
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	7,191
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,025
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,482
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,832
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,256
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,671
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,290
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	18,461
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,604
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,037
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,861
Philadelphia PA GO	5.000%	8/1/27	4,595	5,561
Philadelphia PA GO	5.000%	8/1/29	5,735	6,843
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,119
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,244
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	113
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/38	6,880	7,619
Philadelphia PA School District GO VRDO	0.010%	2/5/16 LOC	9,400	9,400
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	16,944
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.080%	2/5/16 (4)	31,545	31,545

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,707
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,490
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,808
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,934
				474,925
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,925

Rhode Island (0.3%)
4 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.060%	2/5/16 LOC	2,400	2,400
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,852
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,982
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,790
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,768
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	990	1,028
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	10,952
				30,772
South Carolina (1.6%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,545
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	10,988
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,270
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	12,155
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	3,031
Florence County SC Hospital Revenue (McLeod
Regional Medical Center Project)	5.000%	11/1/37	4,200	4,682
Greenville County SC School District GO	5.000%	12/1/27	6,700	6,947
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,853
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,780
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	6,000	6,758
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	795	902
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	9,205	10,435

3 South Carolina Public Service Authority
Revenue	5.000%	12/1/33	20,000	23,699
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	11,463
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,513
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	11,915
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,107
				147,043
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,460
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,284
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,136
				15,880
Tennessee (1.0%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	15,756
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.010%	2/1/16 LOC	3,360	3,360
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	378
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.010%	2/1/16 (4)	2,400	2,400
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	662
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	360	406
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	852
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,188
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	11,396
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,500
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,486
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,662
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	24,082
Tennessee GO	5.000%	9/1/28	5,750	7,213
Tennessee GO	5.000%	9/1/29	2,500	3,119
Tennessee GO	5.000%	8/1/30	1,345	1,686
Tennessee GO	5.000%	9/1/34	700	853
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,335	1,421

Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	3,400	3,605
				93,025
Texas (7.7%)
3 Allen TX Independent School District GO	5.000%	2/15/38	11,965	14,334
3 Allen TX Independent School District GO	5.000%	2/15/39	12,600	15,022
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,233
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,862
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,932
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,463
Austin TX GO	5.000%	9/1/32	1,300	1,562
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,799
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	6,148
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,595
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,260	4,857
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/41	2,000	2,387
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,157
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	12,237
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,512
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,198
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,951
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,451
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,362
Dallas TX GO	5.000%	2/15/25	10,000	12,387
Dallas TX GO	5.000%	2/15/29	2,335	2,864
Dallas TX GO	5.000%	2/15/30	3,585	4,377
Dallas TX GO	5.000%	2/15/31	2,485	3,014
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,909
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,679
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	7,264
Denton TX Independent School District GO	5.000%	8/15/45	12,000	14,088
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	2,365	2,419
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	2,635	2,681
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,222
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	18,213
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	7,138
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,690

Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,977
Harris County TX GO	5.000%	10/1/26	3,000	3,795
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,822
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,239
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,429
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,598
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,711
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,235
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	2,000	2,211
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,427
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,507
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,310
Houston TX GO	5.000%	3/1/25	3,335	4,134
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,898
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,668
Laredo TX Community College District GO	5.000%	8/1/23	1,250	1,520
Laredo TX Community College District GO	5.000%	8/1/24	1,715	2,103
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,382
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,470
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,756
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,273
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	23
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	236
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,569
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,546
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,339
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,600
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	3,500	3,985
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,830
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,566
Montgomery County TX GO	5.125%	3/1/19 (Prere.)	4,000	4,516
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,664
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,618
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,644
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,624
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	6,900	7,304
4 North East TX Independent School District GO
TOB VRDO	0.010%	2/5/16 LOC	1,015	1,015
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,561

North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,407
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,918
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,551
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,339
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,520
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,594
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,319
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,833
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,799
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,038
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	3,215	3,228
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,137
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,189
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	5,099
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,290
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,619
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,138
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.412%	10/1/20	460	460
Pasadena TX GO	4.000%	2/15/32	1,500	1,642
3 Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,557
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,648
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,558
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,377
San Antonio TX GO	5.000%	2/1/25	2,250	2,798
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,397
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,340
Texas GO	4.000%	5/15/32	2,250	2,507
Texas GO	5.000%	5/15/40	7,000	8,240
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	681
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	636
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,390	1,683
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,630	8,097
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,470	3,037
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,700	3,139

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,431
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,849
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,601
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,880	36,073
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,791
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,266
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/36	10,000	12,059
Texas Transportation Commission Revenue	5.000%	8/15/41	3,765	4,148
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	6,000	6,864
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,440	7,394
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	449
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	6,959
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	38
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	19,871
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	12,391
United TX Independent School District GO	5.000%	8/15/26	2,195	2,735
United TX Independent School District GO	5.000%	8/15/27	2,300	2,880
United TX Independent School District GO	5.000%	8/15/28	2,355	2,933
United TX Independent School District GO	5.000%	8/15/29	2,535	3,138
3 UNIV OF HOUSTON TX REF-CONSOL-SER A	4.000%	2/15/30	4,610	5,066
University of North Texas Revenue	5.000%	4/15/33	3,200	3,817
University of North Texas Revenue	5.000%	4/15/34	3,000	3,562
University of North Texas Revenue	5.000%	4/15/36	3,000	3,532
3 Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,317
				729,109
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,175
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,874
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,786
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,546
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,107
				18,488
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,919
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,184
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	29,394
				34,497
Virginia (1.4%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,163

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,365
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,127
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,339
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,924
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,884
University of Virginia Revenue	5.000%	6/1/37	8,000	9,427
University of Virginia Revenue	5.000%	4/1/45	5,000	5,920
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,970
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	34,336
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	20,227
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,656
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,360
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,670
				129,368
Washington (1.8%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,751
4 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydroelectric Development Revenue) TOB
VRDO	0.010%	2/1/16 LOC	4,435	4,435
King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	7,861
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,422
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,272
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,875
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	4,051
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,159
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,307
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,789
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,347
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,329
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,823
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/29	10,125	10,868
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	10,064
University of Washington Revenue	5.000%	7/1/34	2,000	2,375

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/21	1,315	1,563
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/22	1,500	1,818
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,208
Washington GO	5.000%	2/1/35	10,000	11,622
Washington GO	5.000%	8/1/35	2,000	2,334
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,669
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	6,136
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,400
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,527
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,700
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	14,020
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,469
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,192
				170,386
West Virginia (0.5%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,829
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	7,231
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	23,043
West Virginia University Revenue	5.000%	10/1/36	5,985	6,950
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,594
				43,647
Wisconsin (0.9%)
Wisconsin GO	6.000%	5/1/36	10,000	11,563
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,523
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,598
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	7,093
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,577

Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	22,976
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,964
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,756
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,323
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/24	3,000	3,675
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,344
				87,392
Total Tax-Exempt Municipal Bonds (Cost $8,490,748)				9,240,738
			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $202,863)	0.024%		202,863,110	202,863
Total Investments (100.0%) (Cost $8,693,611)				9,443,601
Other Assets and Liabilities-Net (0.0%)				209
Net Assets (100%)				9,443,810

1 Securities with a value of $1,613,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2016.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $65,617,000, representing 0.7% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	9,240,738	—
Temporary Cash Investments	202,863	—	—
Futures Contracts—Assets[1]	435	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	203,298	9,240,738	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Long-Term Tax-Exempt Fund

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2016	364	43,925	750
10-Year U.S. Treasury Note	March 2016	338	43,797	328
				1,078

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2016, the cost of investment securities for tax purposes was $8,710,796,000. Net unrealized appreciation of investment securities for tax purposes was $732,805,000, consisting of unrealized gains of $736,481,000 on securities that had risen in value since their purchase and $3,676,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Tax-Exempt Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.2%)
Alabama (0.9%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,532
Birmingham AL GO	0.000%	3/1/37	2,500	2,654
Birmingham AL GO	0.000%	3/1/40	3,000	2,944
Birmingham AL GO	0.000%	3/1/45	4,000	3,897
Birmingham AL Special Care Facilities
Financing Authority Revenue (Methodist
Home for the Aging)	5.750%	6/1/45	2,500	2,536
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,582
Jefferson County AL Sewer Revenue	7.000%	10/1/51	29,000	36,032
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,000	18,088
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,363
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,455
				86,083
Alaska (0.3%)
Alaska GO	5.000%	8/1/26	9,380	11,948
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	7,015
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,826
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,805
				30,594
Canal Zone (0.1%)
American Samoa Economic Development
Authority Revenue	6.625%	9/1/35	5,000	5,078

Arizona (1.5%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/34	4,230	5,077
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/35	2,215	2,647
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/35	4,000	4,779
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	7,006
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,618
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,901
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	9,046
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.010%	2/5/16 LOC	28,500	28,500
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	14,038
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/28	2,250	2,760
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/29	6,670	8,112
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	7,108
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,595
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,152
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,374
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,858
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,961

1 University of Arizona Revenue TOB VRDO	0.020%	2/5/16	3,415	3,415
				141,947
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,897
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,491
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,490
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,832
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,875
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,624
				19,209
California (12.3%)
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,625
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	563
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,521
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.610%	4/1/20	5,000	4,963
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	10,000	9,944
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.110%	4/1/24	10,000	10,003
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5,175	5,688
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	200	220
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	9,940	13,765
California GO	5.500%	4/1/18	15,000	16,554
California GO	5.000%	11/1/21	13,845	14,960
California GO	5.250%	9/1/24	6,500	7,864
California GO	5.000%	10/1/25	4,000	4,360
California GO	5.000%	9/1/29	4,565	5,397
California GO	5.000%	10/1/29	9,300	10,099
California GO	5.000%	10/1/30	12,600	15,363
California GO	6.000%	3/1/33	3,000	3,594
California GO	5.125%	4/1/33	15,000	16,299
California GO	6.500%	4/1/33	34,000	39,917
California GO	5.000%	9/1/36	3,250	3,845
California GO	5.000%	2/1/38	6,375	7,416
California GO	5.250%	3/1/38	5,000	5,419
California GO	5.500%	11/1/39	10,000	11,542
California GO	6.000%	11/1/39	5,000	5,903
California GO	5.000%	2/1/43	2,750	3,170
California GO	5.000%	11/1/43	12,500	14,594
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,144
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,622
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,325
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,039
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	10,000	10,586
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,475
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	16,018
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,205

California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,108
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,857
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	10,622
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,281
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,603
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,206
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,449
California State University Systemwide Revenue	5.250%	11/1/34	9,275	10,499
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,066
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	4,841
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,782
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,313
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	21,447
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	12,000	13,077
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,667
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,283
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	658
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,680
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	4,837
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,405
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	21,051
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,357
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,000	17,560
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	6,542
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	38,175	43,716
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/45	3,650	4,164
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	11,245	10,739
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	4,000	4,262
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,342
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/36	3,000	3,617
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/37	3,000	3,609
Inland Empire CA Tobacco Securitization
Authority Revenue	0.000%	6/1/47	40,000	3,307
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,064
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,235
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,248
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,967
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,645
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,886
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,395
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	3,430	3,791
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,125	4,560

Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,215	6,870
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,311
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	2,000	2,361
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,750	2,038
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	3,000	3,483
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	11,000	12,571
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,468
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	5,012
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	4,004
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,955
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,460
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,053
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	10,008
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,552
Oakland CA Unified School District GO	5.000%	8/1/30	1,250	1,477
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,168
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,520
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,916
Oakland CA Unified School District GO	5.000%	8/1/40	4,000	4,513
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,572
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	12,005
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,043
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,880
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,544
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,536
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,493
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,255
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,247
Poway CA Unified School District GO	0.000%	8/1/46	2,500	755
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,581
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,750	4,395
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,495	2,910
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,995	3,475
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,040
Riverside CA Community College District GO	5.000%	8/1/28	5,000	6,186
Riverside CA Community College District GO	5.000%	8/1/31	11,665	14,218
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	2,136
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	11,000	12,294
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	487
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,574
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,583
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,784
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,537
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,565
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,296
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,672
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	9,544
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	22,860
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	29,352
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,740
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,393
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,641

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,824
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,464
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,629
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,431
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,702
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,289
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,815
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,838
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,431
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,707
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,122
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,483
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,488
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	11,253
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	783
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,805
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,182
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,816
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,970
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,723
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,899
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,153
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,118
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,316
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,182
Washington Township CA Health Care District
GO	4.000%	8/1/40	14,065	14,886
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	4,143
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	5,000	5,741
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,770	4,316
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	21,244
				1,175,254
Colorado (1.7%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/31	4,580	5,183
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,519
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,988

Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)	6.125%	12/1/45	1,000	1,022
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)	6.250%	12/1/50	2,000	2,044
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,552
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,953
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	386	405
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,792
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	23,192
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	11,434
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	13,901
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,025	6,174
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	10,000	10,204
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,040
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,454
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,081
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,085
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	545
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,784
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,636
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,977
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,856
				158,821
Connecticut (0.9%)
2 Connecticut GO	0.600%	8/15/16	2,000	2,003
Connecticut GO	5.000%	11/1/16	6,000	6,210
Connecticut GO	5.000%	11/1/16	8,100	8,383
Connecticut GO	5.000%	12/15/16	8,000	8,321
Connecticut GO	5.000%	3/15/28	13,060	15,874
Connecticut GO	5.000%	6/15/28	14,700	17,924
Connecticut GO	5.000%	11/15/30	3,655	4,437
Connecticut GO	5.000%	11/15/31	5,500	6,635
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,637
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,158
Hartford CT Stadium Authority Lease Revenue	5.000%	2/1/36	5,855	6,528
				87,110
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,390
University of Delaware Revenue VRDO	0.010%	2/1/16	3,070	3,070
				7,460
District of Columbia (0.9%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	5,925	7,097
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	4,106
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,178
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,580
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	1,030
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,593
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	7,288

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	11,230
3 District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	15,000	17,857
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,430
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,704
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,794
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,119
				84,006
Florida (5.8%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/44	25,000	27,809
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	20,000	22,417
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,612
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,260
Broward County FL Airport System Revenue	5.000%	10/1/45	12,455	13,976
Broward County FL School Board COP	5.000%	7/1/16 (Prere.)	5,935	6,053
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,097
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,367
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	12/1/45	3,000	3,072
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.125%	12/1/50	2,000	2,052
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,305
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,770
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	1,245	1,336
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,512
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	1,885	1,976
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	1,310	1,337
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,996
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,106
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,789
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,115
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,223
Halifax Hospital Medical Center Florida Hospital
Revenue VRDO	0.010%	2/5/16 LOC	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	379
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,787
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,201
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,732
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	10,019
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	805
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,593
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	6,989
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	7,550	8,413
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,863

Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,219
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,514
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	9,000	9,209
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,475
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,711
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.030%	2/5/16	4,620	4,620
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,071
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,905
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,878
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	8,423
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,800	6,732
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	19,619
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,327
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,000	33,375
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,694
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,509
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,047
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,075	5,298
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	8/1/17	5,000	5,033
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,935
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	2,003
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,111
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,222
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	2,806
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,863
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,857
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,493
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,221
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,268
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,042
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	20,000	23,311
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,618
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	735	784
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,399
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,451
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,199
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/33	2,005	2,222

Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,506
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,663
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	405	409
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,902
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,657
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,155	7,967
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,534
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,498
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/40	2,500	2,769
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,681
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,728
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,254
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	2,655	2,933
				558,926
Georgia (1.5%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,199
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,295
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	17,953
4 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,992
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,367
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	1,440	1,491
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,638
Georgia GO	5.000%	11/1/16	8,055	8,338
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	1,035	1,037
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	1,085	1,159
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,909
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,811
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,422
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,240	6,004
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,805
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,908
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	7,078
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	668
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,196
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,818
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,640
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,770
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,764

Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,994
				141,256
Guam (0.1%)
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,443
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,535
				9,978
Hawaii (0.7%)
Hawaii Airports System Revenue	5.000%	7/1/45	21,455	24,018
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,270
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,519
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,694
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	4,181
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,706
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,737
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,833
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,680
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,902
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,932
				63,472
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,442
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,760
				17,202
Illinois (9.2%)
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	4,940
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	6,774
Chicago IL Board of Education GO	5.000%	12/1/34	4,590	3,518
Chicago IL Board of Education GO	5.250%	12/1/35	4,715	3,685
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	15,267
Chicago IL Board of Education GO	5.000%	12/1/41	9,355	7,106
Chicago IL Board of Education GO	5.000%	12/1/42	28,090	21,300
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,790
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,663
Chicago IL GO	5.000%	1/1/35	4,370	4,209
Chicago IL GO	5.000%	1/1/38	13,000	12,449
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,545
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,892
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,074
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,567
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,941
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,803
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	12,337
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	8,500	9,786
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	4,114
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	17,419
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	12,581
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,303
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	8,134
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,774
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,503
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,005
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,884
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,820
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,296
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,952
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,767
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,765
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,218
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,720
Chicago IL Water Revenue	5.250%	11/1/38	16,315	16,997
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,083
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,539
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,666

Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.010%	2/5/16	16,500	16,500
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,374
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,786
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.010%	2/5/16 LOC	30,400	30,400
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	8,038
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,150	5,735
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,208
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	24,310
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/17 (Prere.)	8,230	8,866
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	10,000	10,908
Illinois Finance Authority Revenue (Edward
Hospital) VRDO	0.010%	2/5/16 LOC	5,965	5,965
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	9,503
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.010%	2/5/16 LOC	7,100	7,100
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,838
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	6,135
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.010%	2/5/16 LOC	3,270	3,270
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,453
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	7,015
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/5/16	4,300	4,300
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,964
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,194
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,143
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	7,260
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,607
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	7,625	8,559
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	1,000	1,024
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,027
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	2,901
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,961
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,335
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	11,829
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	10,140
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	604
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	16,973
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	8,226
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,933
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	10,000	11,810
Illinois GO	5.000%	1/1/19 (4)	4,000	4,366
Illinois GO	5.000%	1/1/20 (4)	2,930	3,274
Illinois GO	5.000%	8/1/21	8,000	9,063
Illinois GO	5.000%	3/1/22	5,000	5,686

Illinois GO	5.000%	3/1/23	6,165	6,901
Illinois GO	5.000%	8/1/23	13,800	15,717
Illinois GO	5.000%	3/1/24	5,000	5,520
Illinois GO	5.000%	8/1/24	13,660	15,128
Illinois GO	5.000%	2/1/25	2,270	2,548
Illinois GO	5.000%	8/1/25	3,000	3,298
Illinois GO	5.000%	1/1/28	5,000	5,584
Illinois GO	5.000%	5/1/29	5,125	5,598
Illinois GO	5.000%	6/1/30	4,725	4,813
Illinois GO	5.250%	2/1/32	9,575	10,443
Illinois GO	5.250%	2/1/33 (4)	6,200	6,883
Illinois GO	5.500%	7/1/33 (4)	3,350	3,829
Illinois GO	5.000%	1/1/34	6,805	7,157
Illinois GO	5.250%	2/1/34 (4)	3,125	3,458
Illinois GO	5.000%	5/1/34	2,500	2,672
Illinois GO	5.500%	7/1/38	7,500	8,313
Illinois GO VRDO	0.010%	2/5/16 LOC	6,800	6,800
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.010%	2/5/16	37,980	37,980
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,403
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,205
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,924
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,712
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,773
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	6,000	7,012
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,846
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.020%	2/5/16	4,000	4,000
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.030%	2/5/16	10,190	10,190
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.030%	2/5/16	3,100	3,100
McHenry County IL Conservation District GO	5.000%	2/1/25	4,000	4,974
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,744
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,229
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	7,943
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	9,000	10,022
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,444
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,603
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,547
				884,082
Indiana (2.6%)
Ball State University Housing and Dining System
Indiana Revenue	5.000%	7/1/35	1,695	1,990
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,167
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,869
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,457
3 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,000	11,243
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,557
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,644
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	6,005
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	8,239
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	4,000	4,509
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	7,500	8,261

Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,707
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,636
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,182
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.020%	2/5/16	6,100	6,100
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,129
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,070
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	15,086
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,754
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,144
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,589
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,862
2 Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	0.760%	12/2/19	45,000	44,179
				248,379
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	14,000	14,650
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	45,625
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,081
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/37	3,700	3,685
				84,041
Kansas (0.6%)
Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,454
Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,724
Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,000	1,136
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,397
Wichita KS GO	5.000%	12/1/34	2,280	2,666
Wichita KS GO	5.000%	12/1/35	2,365	2,750
Wichita KS GO	5.000%	12/1/39	11,305	12,939
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,664
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,809
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,680
Wichita KS Health Care Facilities Revenue
(Presbyterian Manors Obligated Group)	3.375%	11/15/20	1,000	1,000
				56,219
Kentucky (0.7%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,499
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	620	628
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	5,000	5,646
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,426
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,304
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,905

Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	10,341
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	11,234
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,250	6,925
				65,908
Louisiana (1.5%)
1 Juban Crossing LA Economic Development
District Revenue	7.000%	9/15/44	8,250	8,399
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,782
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	1,510	1,574
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,774
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,501
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,383
1 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	28,700	32,154
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/39	17,500	20,091
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,767
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	3,839
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,673
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,078
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,249
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,350
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,860
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,355
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	3,019
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,495
				147,343
Maine (0.0%)
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,320	2,456

Maryland (0.9%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,063
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,215
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,552
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,675
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/40	2,000	2,287
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/47	15,000	17,001
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,723
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,228

Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/45	7,750	8,623
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,596
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.010%	2/5/16 LOC	5,700	5,700
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,295
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	830
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,216
				85,004
Massachusetts (1.2%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.010%	2/5/16	21,535	21,535
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	147
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	912
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	711
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,000	5,522
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,735
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,346
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,182
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,621
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,253
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,778
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,560
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,641
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	8,136
2 Massachusetts GO PUT	0.310%	8/1/17	5,000	4,985
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	4,475	5,050
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	5,100	5,684
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,756
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,292
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,981
University of Massachusetts Building Authority
Revenue VRDO	0.010%	2/5/16	6,700	6,700
				116,527
Michigan (3.4%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,827
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,209
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,201
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,194
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/24	10,000	10,565
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,265
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,458
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,529
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,390
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,056
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,918
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,925
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	11,115
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	11,063

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,411
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,727
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,172
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,841
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,762
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,336
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,455
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,215
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,250	3,851
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,500	6,329
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,912
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,246
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,281
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,705
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	6,266
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	4,500	5,107
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	19,313
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	6,125	6,519
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,729
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,447
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,675
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,549
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,903
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,114
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,392
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	3,500	4,276
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	2,000	2,420
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,758
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	0.010%	2/5/16	3,335	3,335
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,142
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/16	3,670	3,774
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/17	2,625	2,773
Michigan GO	5.250%	9/15/26 (4)	12,000	12,872
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,378
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	5,048
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,800	3,536
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	15,356
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	8,219
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,120
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,597
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,415
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,904

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,269
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,166
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,853
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,162
				323,345
Minnesota (0.4%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,200
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,154
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,202
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	9,578
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	535	557
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,826
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,342
St. Paul MN Housing & Redevelopment
Authority Hospital Revenue (HealthEast
Obligated Group)	5.250%	11/15/28	1,650	1,873
				42,732
Mississippi (0.1%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	8,100	8,100
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,126
				14,226
Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	11,110
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,254
3 Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/32	2,660	2,899
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,678
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,657
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,508
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,431
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,125
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	5,200	5,870
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	1,300	1,432
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,758
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,612
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	2/1/16	2,200	2,200
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	835	860

Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	2,570	2,643
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,750	2,124
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,690	3,244
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	2,061
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,337
				72,803
Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	56,880
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,728
				60,608
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,408
Clark County NV School District GO	5.000%	6/15/25	10,000	10,971
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	2,550	2,753
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,295	1,392
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,783
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.020%	2/5/16 LOC	9,990	9,990
				38,297
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,476
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,702
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,346
				14,524
New Jersey (7.8%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,963
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,460
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,764
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,434
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,942
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,908
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	11,500	13,044
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,741
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,470
New Jersey COP	5.250%	6/15/27	5,000	5,362
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	1,500	1,557
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	2,000	2,075
New Jersey Turnpike Authority Revenue	5.150%	1/1/17	21,495	22,411
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	11,161
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,500	2,706

New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	836
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,428
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,758
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,455	4,136
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,492
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	6,300	7,697
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,399
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	846
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,214
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,874
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,800
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	7,194
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	788
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,334
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,785
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,601
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,212
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,588
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,195
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,665
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,512
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	14,121
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,705
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,868
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,422
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,436
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	2/5/16 LOC	1,400	1,400
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,443
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,317
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,596
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,375
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,633
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,496
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,695
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,229
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,880

New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,045	2,303
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,018
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.625%	12/1/30	5,000	5,221
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/19	1,950	2,107
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	2,740	3,030
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/26	21,615	23,704
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	5,000	5,449
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,303
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	18,000	19,112
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,842
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	20,590
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,360	1,457
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	9,000	9,815
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,205	1,328
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,240	5,775
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,570	2,822
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,868
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,906
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,877
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,443
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,424
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (12)	8,175	9,730
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	20,391
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,990
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	21,895
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	26,940	29,602
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	2,029
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	7,731
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	23,537
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,745
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	3,000	3,246
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,609
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,833
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	17,002
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,633
Rutgers State University New Jersey Revenue
VRDO	0.010%	2/1/16	9,440	9,440
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	19,400	21,608
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	8,645	8,664
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	6,000	5,010

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	11,500	9,605
				744,601
New Mexico (0.1%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	10,000	10,655
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	1,415	1,460
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	1,060	1,112
				13,227
New York (11.2%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,817
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.020%	2/5/16	20,250	20,250
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,664
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	25,400	29,572
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,887
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,296
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	11,181
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,197
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,187
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,179
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,882
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,761
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	1,000	1,165
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/38	1,000	1,156
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	1,000	1,146
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,000	13,620
Nassau County NY GO	4.000%	10/1/21	9,400	10,506
3 Nassau County NY GO	5.000%	1/1/28	13,000	15,884
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,728
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,096
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	4.000%	7/1/45	4,000	4,013
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,099
New York City NY GO	5.000%	1/1/25	1,815	1,892
New York City NY GO	5.000%	8/1/32	8,000	9,319
New York City NY GO	5.000%	8/1/36	15,000	17,630
New York City NY GO VRDO	0.010%	2/1/16	3,500	3,500
New York City NY GO VRDO	0.010%	2/1/16 LOC	6,000	6,000
New York City NY GO VRDO	0.010%	2/1/16	3,000	3,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,674
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	4.500%	2/15/48	5,000	5,381
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.010%	2/5/16	15,100	15,100
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.625%	8/1/25	5,000	5,210
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,334

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,788
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	10,000	11,714
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	37,470	39,070
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.) PUT	2.000%	8/1/16	30,000	30,062
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,437
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,748
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,732
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	9,163
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,828
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	2,500	2,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	1,000	1,000
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,539
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,313
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	23,056
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,863
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,281
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	130	134
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	7,870	8,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,765	3,325
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	4,300	5,209
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	17,575
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	11,250	13,402
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	9,189
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	2/1/16	8,600	8,600
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	7,465	8,710
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	7,500	7,834
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,317
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,560
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,708
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,276
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,865
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	3,000	3,831
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,714
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,639
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,836
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,346

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,336
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,725
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	3,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	9,000	10,531
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,947
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,830
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	15,083
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,164
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,693
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,773
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	10,072
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	21,317
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/40	1,000	1,056
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.010%	2/5/16 LOC	6,500	6,500
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,382
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.950%	5/1/18	14,850	14,852
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	12,000	15,044
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,910	10,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	13,000	15,260
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/33	3,000	3,549
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,178
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,712
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/16 (Prere.)	5,815	6,008
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	2/5/16	5,200	5,200
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	58,545	62,177
New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	9,952
New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	17,284
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,550
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/25	2,000	2,313
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/26	3,750	4,307
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	7,118
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	3,835	4,471
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	2,029
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	5,625	6,805
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	10,000	12,056
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	4,500	5,236
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,368

Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,781
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	27,217
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	3,062
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,348
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	11,285
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	5,000	5,794
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,609
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	15,157
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,649
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,280
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,485	3,823
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,245
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,268
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,822
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,399
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	20,000	23,577
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,182
Ulster County NY Capital Resource Corp.
Revenue (Health Alliance Senior Living Corp.
- Woodland Pond at New Paltz Project)	0.000%	9/15/44	2,710	2,041
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	4,900	6,019
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	10,000	12,186
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,445
				1,075,310
North Carolina (1.0%)
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.010%	2/5/16	3,500	3,500
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,995
North Carolina GO	5.000%	6/1/20	10,360	12,148
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,864
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	11,385
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,203
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,127
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,380
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.060%	2/5/16	10,000	10,000
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,644
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,752
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,237

North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,356
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/34	5,050	5,601
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	5,022
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,869
Wake County NC GO	5.000%	2/1/16	7,800	7,802
				97,885
Ohio (2.2%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,574
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,455
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	10,195	8,988
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,626
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	22,005	19,613
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	20,730	18,243
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	9,991
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,403
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,653
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,978
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	2/5/16 LOC	4,000	4,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.010%	2/5/16 LOC	4,000	4,000
Dayton-Montgomery County OH Port Authority
Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,125
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	2/5/16	1,700	1,700
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	2/5/16	1,000	1,000
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	2/5/16	4,965	4,965
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) VRDO	0.010%	2/5/16 LOC	15,000	15,000
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	440	488
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,306
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,794
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,626
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.010%	2/5/16 LOC	1,045	1,045
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/1/16	3,650	3,650
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/1/16	4,360	4,360
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/1/16	3,900	3,900
Ohio GO	4.500%	3/15/16 (Prere.)	2,030	2,041
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	2/5/16	9,400	9,400
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	11,105
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	3,927
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,356
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,079

Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,039
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,234
				209,664
Oklahoma (0.2%)
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	9,638
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	865	894
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	825	829
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	1,595	1,659
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,951
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	4,083
				22,054
Oregon (0.2%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,713
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,710	2,900
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,000	1,164
Port of Portland OR International Airport
Revenue	5.000%	7/1/33	3,485	4,043
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,655
				19,475
Pennsylvania (4.8%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,692
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	552
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,351
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	12,500	13,270
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.010%	2/5/16 LOC	6,600	6,600
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,191
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	2/5/16 LOC	5,125	5,125
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,133
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,711
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,326
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) PUT	1.356%	6/1/24	18,500	18,756
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	2/1/16	2,300	2,300
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,857
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,842
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	4,176
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,559
Montgomery County PA GO VRDO	0.010%	2/1/16	1,900	1,900
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,942

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,497
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,000	11,013
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,871
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,112
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,888
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,037
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,090
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	15,270
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,454
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	7,058
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,218
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,556
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,413
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	6/30/42	6,060	6,670
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	11,498
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/34	10,055	11,250
Pennsylvania GO	5.000%	8/1/32	8,235	9,700
Pennsylvania GO	5.000%	8/1/33	6,440	7,568
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	2/1/16 LOC	2,800	2,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,440
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	0.040%	2/5/16	7,560	7,560
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	15,120	17,164
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,299
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,716
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,414
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,743
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,839
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,878
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,794
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,089
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,918
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,290
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	18,478
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,037
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,301
3 Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	5,000	6,008
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	4,216

Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,415
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,388
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,163
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,159
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	2/1/16	1,800	1,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,359
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,574
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	215
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	17
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/38	12,770	14,141
Philadelphia PA School District GO VRDO	0.010%	2/5/16 LOC	8,600	8,600
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.080%	2/5/16 (4)	5,795	5,795
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	8,125	9,090
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.928%	12/1/17	10,120	10,116
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	12,000	12,716
				462,006
Puerto Rico (0.8%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,287
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	10,050	6,708
Puerto Rico GO	5.000%	7/1/28	1,845	1,158
Puerto Rico GO	5.125%	7/1/28	3,245	2,040
Puerto Rico GO	5.375%	7/1/30	3,665	2,305
Puerto Rico GO	5.125%	7/1/31	3,125	1,965
Puerto Rico GO	5.250%	7/1/37	5,055	3,178
Puerto Rico GO	5.750%	7/1/38	4,320	2,733
Puerto Rico GO	5.500%	7/1/39	7,315	4,609
Puerto Rico GO	6.500%	7/1/40	1,830	1,167
Puerto Rico GO	6.500%	7/1/40	4,015	2,560
Puerto Rico GO	5.000%	7/1/41	6,795	4,247
Puerto Rico GO	5.750%	7/1/41	10,290	6,509
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	22,785	14,390
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	12,096
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,725	3,615
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	6,030	3,867
				76,434
Rhode Island (0.4%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.060%	2/5/16 LOC	5,600	5,600
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	12,117
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,185
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,541
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	12,530	12,543
				39,986
South Carolina (1.2%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,510
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,170	1,171
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,706
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,853
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,541
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,340

South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	1,190	1,351
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	13,810	15,655
3 South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,000	11,850
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	7,430	8,746
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	9,265
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	17,578
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,663
				119,229
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,566
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,234
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,645
				21,445
Tennessee (1.3%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	7,313
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,512
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	879
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	1.500%	8/1/17	7,500	7,521
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	25,166
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,181
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,900
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,320	2,732
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,181
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	7,544
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,588
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	2,019
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,790	6,839
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,770
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,357
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	19,706
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	410	421
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,230	1,307
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	4,135	4,384
				124,320
Texas (8.9%)
3 Aldine TX Independent School District GO	4.000%	2/15/30	11,680	12,957
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,201
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,908
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	2,221
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,547
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,265

Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,736
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	11,482
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	7,200	8,128
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,868
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	4,226
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	23,425
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,822
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	10,928
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	18,342
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	4,240	4,574
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	2,360	2,414
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	2,640	2,686
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	16,587
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	9,127
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	9,099
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.010%	2/1/16	1,700	1,700
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,712
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	2/1/16	4,970	4,970
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	578
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	573
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,252
Harris County TX Toll Road Revenue	5.000%	10/1/28	5,000	6,246
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,613
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,530
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,596
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,322
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,518
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	7,500	8,393
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	25,188
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,663
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,668
Laredo TX Independent School District GO	5.000%	8/1/24	4,340	5,467
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/22	2,250	2,585
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	17
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	236
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,622
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,091
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,345
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	10,726
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	5,153
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.500%	2/15/25	1,940	1,943

Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.625%	2/15/35	3,195	3,198
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.125%	2/15/42	2,750	2,893
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,619
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39	2,250	2,386
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46	3,765	3,971
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,238
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	4,540
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	14,000	14,819
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	6,165
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	31,768
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	23,122
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,322
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,327
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,918
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,206
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,894
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,000	11,692
North Texas Tollway Authority System Revenue	5.625%	1/1/33	2,505	2,701
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,541
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,076
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,371
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,436
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,242
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,376
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,041
Texas GO	5.750%	8/1/31	390	392
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	1.043%	9/15/17	11,165	11,177
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,343
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,808
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	19,296
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,546
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,995	2,472
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	14,935	18,455
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	4,221
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	3,395	3,875
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	7,310
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	279
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	49
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	14,385	14,181
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	44,225	43,580
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,491
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	24,764

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,382
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	12,500	15,725
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	27,710
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	800	966
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	30,639
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	30,000	34,322
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	11,000	12,426
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,529
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,533
				853,600
Utah (0.3%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,163
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,252
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,362
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,990
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	12,261
				31,028
Vermont (0.1%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	2,530	2,633
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.612%	12/3/35	10,000	10,000
				12,633
Virgin Islands (0.6%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	4,019
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,525
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,629
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,500	2,790
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,848
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,453
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,125
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	29,394
				52,783
Virginia (1.6%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	425	570
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	5,923
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,947
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,652
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,301
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,323
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,135
Gloucester County NJ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,020
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,725
1 Newport News VA Industrial Development
Authority Health System Revenue	5.330%	7/1/45	17,000	17,787
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	3,000	2,462
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,088

Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,358
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,136
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	4,755	4,877
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	10,000	10,256
Virginia GO	5.000%	6/1/17	7,480	7,929
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/33	2,835	3,300
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/34	3,380	3,922
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/36	7,045	8,113
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	14,136
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,336
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,833
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,441
				149,570
Washington (1.2%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,958
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,718
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,869
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,346
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,505
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,225
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,859
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,987
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,572
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	10,058
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,558
Washington GO	5.000%	7/1/21	10,000	12,024
1 Washington GO TOB VRDO	0.020%	2/5/16	6,325	6,325
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	5,026
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	11,177
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,452
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,555
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	860
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	2,090
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	2,075
				118,239
West Virginia (0.3%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,829
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,675
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,724

West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/39	400	441
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,761
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,511
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,253
				26,194
Wisconsin (2.1%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,122
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,873
Wisconsin GO	6.000%	5/1/27	17,000	19,675
Wisconsin GO	6.250%	5/1/37	20,200	23,518
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,358
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,120
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,590
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,687
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,194
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	5,000	5,628
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,670
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,539
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	8,400	8,487
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,430
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	11,370	12,127
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,076
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,226
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	18,185
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,437
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,499
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,508
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/30	800	827
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,109
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,428
				198,313
Total Tax-Exempt Municipal Bonds (Cost $8,703,685)				9,310,886

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)
5 Vanguard Municipal Cash Management Fund
(Cost 298,713)	0.024%	298,712,691	298,713
Total Investments (100.3%) (Cost $9,002,398)			9,609,599
Other Assets and Liabilities-Net (-0.6%)			(24,228)
Net Assets (100%)			9,585,371

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $179,945,000, representing 1.9% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2016.
4 Securities with a value of $1,676,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

High-Yield Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

High-Yield Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	9,310,886	—
Temporary Cash Investments	298,713	—	—
Futures Contracts—Assets[1]	446	—	—
Total	299,159	9,310,886	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

High-Yield Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2016	460	100,568	7
5-Year U.S. Treasury Note	March 2016	367	44,286	756
10-Year U.S. Treasury Note	March 2016	341	44,186	327
				1,090

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2016, the cost of investment securities for tax purposes was $9,010,041,000. Net unrealized appreciation of investment securities for tax purposes was $599,458,000, consisting of unrealized gains of $624,845,000 on securities that had risen in value since their purchase and $25,387,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.5%)
Alabama (0.1%)
University of Alabama at Birmingham Hospital
Revenue VRDO	0.010%	2/5/16 LOC	9,750	9,750

Alaska (0.7%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.010%	2/5/16	75,855	75,855
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.010%	2/5/16	15,200	15,200
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.050%	2/5/16 LOC	25,855	25,855
Matanuska-Susitna Borough AK GO	2.000%	2/1/16	3,400	3,400
North Slope Borough AK GO	2.000%	6/30/16	10,000	10,073
`				130,383
Arizona (1.2%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.020%	2/5/16	21,000	21,000
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.010%	2/5/16 LOC	9,625	9,625
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.010%	2/5/16 LOC	63,550	63,550
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.010%	2/5/16 LOC	15,525	15,525
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.010%	2/5/16 LOC	9,130	9,130
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.010%	2/5/16 LOC	9,000	9,000
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.020%	2/5/16	7,260	7,260
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.030%	2/5/16	12,150	12,150
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.110%	2/5/16	1,000	1,000
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.020%	2/5/16 LOC	20,130	20,130
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.020%	2/5/16	4,995	4,995
1 Phoenix AZ GO TOB VRDO	0.050%	2/5/16	17,565	17,565
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.010%	2/5/16	4,000	4,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.010%	2/5/16	3,750	3,750
1 Tempe AZ Union High School District No. 213
GO TOB VRDO	0.010%	2/5/16	6,840	6,840
1 University of Arizona Revenue TOB VRDO	0.020%	2/5/16	3,300	3,300
				208,820

California (2.8%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.020%	2/5/16	5,570	5,570
California Education Notes Program TRAN	2.000%	6/30/16	10,000	10,069
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.010%	2/5/16	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.020%	2/5/16	5,050	5,050
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.210%	8/26/16	14,000	14,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	2/5/16	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	2/5/16	3,660	3,660
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	2/5/16	24,175	24,175
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.010%	2/5/16 LOC	3,580	3,580
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	6,650	6,696
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	13,725	13,819
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.020%	2/5/16	5,545	5,545
Desert Sands CA Unified School District GO	2.000%	8/1/16	2,750	2,772
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.050%	5/5/16	8,750	8,750
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.020%	2/5/16	7,500	7,500
2 Irvine CA Ranch Water District Revenue PUT	0.040%	3/15/16	8,300	8,300
2 Irvine CA Ranch Water District Revenue PUT	0.040%	3/15/16	4,400	4,400
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	2/5/16	17,500	17,500
Los Angeles CA TRAN	2.000%	6/30/16	32,165	32,386
Los Angeles CA Unified School District GO	4.750%	7/1/16 (Prere.)	6,200	6,313
Los Angeles County CA TRAN	5.000%	6/30/16	100,000	101,926
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.020%	2/5/16	17,125	17,125
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	2/5/16 LOC	20,000	20,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	2/5/16 LOC	20,000	20,000
1 Regents of the University of California Revenue
TOB VRDO	0.020%	2/5/16	7,600	7,600
1 Regents of the University of California Revenue
TOB VRDO	0.020%	2/5/16	15,200	15,200
San Diego CA Unified School District GO	2.000%	6/30/16	25,000	25,177
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.010%	2/5/16 LOC	2,000	2,000
1 San Mateo County CA Community College
District GO TOB VRDO	0.020%	2/5/16	8,810	8,810
1 Sweetwater CA Unified School District GO TOB
VRDO	0.030%	2/5/16 (13)	13,600	13,600

University of California Revenue VRDO	0.020%	2/5/16	49,400	49,400
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.020%	2/5/16	8,500	8,500
				494,423
Colorado (2.8%)
1 Adams County CO COP TOB VRDO	0.030%	2/5/16	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.010%	2/5/16 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.040%	2/5/16 LOC	36,965	36,965
Colorado Education Loan Program TRAN	2.000%	6/29/16	75,000	75,545
Colorado Education Loan Program TRAN	3.000%	6/29/16	25,000	25,282
Colorado General Fund Revenue	1.750%	6/28/16	50,000	50,296
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	2/5/16	12,700	12,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	2/5/16	13,635	13,635
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	2/5/16	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	2/5/16	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.020%	2/5/16	12,710	12,710
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.010%	2/5/16	12,825	12,825
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.010%	2/5/16	15,800	15,800
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.010%	2/5/16	10,300	10,300
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.020%	2/5/16	3,945	3,945
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.020%	2/5/16	12,950	12,950
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.010%	2/5/16	20,045	20,045
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.010%	2/5/16	5,545	5,545
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.010%	2/5/16	3,870	3,870
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.020%	2/5/16	10,400	10,400
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.020%	2/5/16	15,000	15,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.020%	2/5/16	25,540	25,540
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	2/5/16	5,965	5,965
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	2/5/16	10,200	10,200
Colorado Springs CO Revenue (Fine Arts
Center Project) VRDO	0.070%	2/5/16 LOC	4,225	4,225

Colorado Springs CO Utility System Revenue
VRDO	0.010%	2/5/16	12,400	12,400
Colorado Springs CO Utility System Revenue
VRDO	0.010%	2/5/16	9,075	9,075
1 Denver CO City & County Airport Revenue TOB
VRDO	0.030%	2/5/16 LOC	25,000	25,000
2 University of Colorado Hospital Authority
Revenue PUT	0.190%	8/26/16	13,000	13,000
				485,213
Connecticut (1.1%)
1 Connecticut GO TOB VRDO	0.020%	2/5/16	2,000	2,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.040%	2/5/16	10,335	10,335
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.010%	2/5/16 LOC	26,400	26,400
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	2/5/16	28,440	28,440
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	7/1/16 (Prere.)	9,665	9,852
Hartford County CT Metropolitan District BAN	1.250%	3/18/16	81,500	81,607
3 Hartford County CT Metropolitan District BAN	2.000%	12/1/16	25,000	25,290
				183,924
District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.010%	2/5/16 LOC	22,685	22,685
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/16	6,480	6,615
District of Columbia Housing Finance Agency
Multifamily Housing Revenue (Edgewood
Terrace I) PUT	0.650%	12/1/16	7,000	7,000
District of Columbia Housing Finance Agency
Multifamily Housing Revenue (Park 7 at
Minnesota Benning Project) VRDO	0.010%	2/5/16 LOC	7,000	7,000
1 District of Columbia Income Tax Revenue TOB
VRDO	0.010%	2/5/16	7,855	7,855
1 District of Columbia Income Tax Revenue TOB
VRDO	0.020%	2/5/16	9,995	9,995
District of Columbia Revenue (American
University) VRDO	0.010%	2/5/16 LOC	10,000	10,000
District of Columbia Revenue (Georgetown
University) VRDO	0.010%	2/5/16 LOC	32,000	32,000
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.010%	2/5/16 LOC	11,600	11,600
District of Columbia TRAN	1.500%	9/30/16	8,000	8,061
District of Columbia Water & Sewer Authority
Public Utility Revenue CP	0.120%	8/26/16	25,000	25,000
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	2/5/16 LOC	6,000	6,000
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	2/5/16	6,190	6,190
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	2/5/16	11,870	11,870
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	2/5/16	9,500	9,500
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.010%	2/5/16	10,000	10,000

	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.010%	2/5/16	12,125	12,125
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.050%	2/1/16 LOC	13,300	13,300
					216,796
Florida (3.5%)
1	Broward County FL School Board COP TOB
	VRDO	0.030%	2/5/16 LOC	34,150	34,150
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.020%	2/5/16	5,660	5,660
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.010%	2/5/16	6,265	6,265
1	Florida Department of Management Services
	COP TOB VRDO	0.020%	2/5/16	6,960	6,960
1	Florida Housing Finance Corp. Homeowner
	Mortgage Revenue TOB VRDO	0.080%	2/5/16	325	325
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	5.000%	7/1/16 (ETM)	20,145	20,536
	Florida Keys Aqueduct Authority Water Revenue
	VRDO	0.010%	2/5/16 LOC	35,975	35,975
1	Florida Ports Financing Commission Revenue
	TOB VRDO	0.080%	2/5/16	3,930	3,930
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	0.020%	2/5/16	12,000	12,000
	Halifax Hospital Medical Center Florida Hospital
	Revenue VRDO	0.010%	2/5/16 LOC	12,200	12,200
	Jacksonville FL Electric Authority Electric
	System Revenue VRDO	0.010%	2/5/16	40,150	40,150
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.010%	2/5/16	34,690	34,690
1	Jacksonville FL Special Revenue TOB VRDO	0.020%	2/5/16	3,900	3,900
3	Lakeland FL Energy System Revenue	2.000%	10/1/16	3,540	3,576
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.020%	2/5/16	3,750	3,750
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.020%	2/5/16	10,000	10,000
1	Miami-County FL Transit Sales Surtax Revenue
	TOB VRDO	0.060%	2/5/16	7,600	7,600
[1,2] Miami-Dade County FL Building Better
	Communities GO TOB PUT	0.100%	4/1/16 LOC	19,400	19,400
[1,2] Miami-Dade County FL Building Better
	Communities GO TOB PUT	0.100%	4/1/16 LOC	41,300	41,300
	Miami-Dade County FL Seaport Revenue VRDO	0.010%	2/5/16 LOC	6,700	6,700
	Miami-Dade County FL Special Obligation
	Revenue (Juvenile Courthouse Project)
	VRDO	0.010%	2/5/16 LOC	8,800	8,800
	North Broward FL Hospital District Revenue
	VRDO	0.010%	2/5/16 LOC	78,240	78,240
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional
	Healthcare System) VRDO	0.020%	2/5/16 LOC	4,430	4,430
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)
	VRDO	0.010%	2/5/16 LOC	1,640	1,640
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)
	VRDO	0.010%	2/5/16 LOC	18,700	18,700

1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.080%	2/5/16	945	945
1 Orange County FL School Board COP TOB
VRDO	0.020%	2/5/16	19,070	19,070
Orlando FL Utility Commission Utility System
Revenue VRDO	0.010%	2/5/16	25,510	25,510
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.070%	2/5/16 LOC	10,810	10,810
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.010%	2/5/16 LOC	3,600	3,600
1 Palm Beach County FL School Board COP TOB
VRDO	0.040%	2/5/16	2,935	2,935
Pinellas County FL School District TAN	2.000%	6/30/16	90,000	90,645
1 South Florida Water Management District COP
TOB VRDO	0.020%	2/1/16	7,565	7,565
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.010%	2/5/16 LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.030%	2/5/16	8,955	8,955
				606,092
Georgia (1.5%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.020%	2/5/16	23,865	23,865
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) VRDO	0.010%	2/5/16 LOC	7,900	7,900
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.010%	2/5/16 LOC	25,000	25,000
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.010%	2/5/16 LOC	6,600	6,600
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.010%	2/5/16 LOC	26,125	26,125
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.020%	2/5/16	11,990	11,990
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.020%	2/5/16	22,835	22,835
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.010%	2/5/16 LOC	51,200	51,200
Georgia GO	5.000%	2/1/16	2,500	2,500
Georgia GO	5.000%	3/1/16 (Prere.)	22,615	22,701
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	3,670	3,684
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.020%	2/5/16	5,635	5,635
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.010%	2/5/16	25,000	25,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.010%	2/5/16	28,400	28,400
				263,435

Hawaii (0.6%)
2 Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.250%	8/26/16	20,105	20,105
2 Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.250%	8/26/16	43,350	43,350
Hawaii GO	5.000%	2/1/16	2,800	2,800
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.010%	2/5/16 LOC	16,070	16,070
1 University of Hawaii Revenue TOB VRDO	0.020%	2/5/16 (13)(1)	19,800	19,800
				102,125
Idaho (0.6%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.010%	2/5/16	31,215	31,215
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/5/16	7,615	7,615
Idaho TAN	2.000%	6/30/16	60,000	60,420
				99,250
Illinois (4.4%)
Channahon IL Revenue (Morris Hospital) VRDO	0.010%	2/5/16 LOC	3,470	3,470
Channahon IL Revenue (Morris Hospital) VRDO	0.010%	2/5/16 LOC	4,515	4,515
Channahon IL Revenue (Morris Hospital) VRDO	0.010%	2/5/16 LOC	4,880	4,880
Channahon IL Revenue (Morris Hospital) VRDO	0.010%	2/5/16 LOC	4,960	4,960
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.030%	2/5/16	12,000	12,000
Du Page & Will Counties IL Indian Prairie
Community Unit School District GO	5.000%	6/30/16 (Prere.)	5,250	5,349
Illinois Development Finance Authority Revenue
(American College of Surgeons) VRDO	0.030%	2/5/16 LOC	21,182	21,182
Illinois Development Finance Authority Revenue
(McCormick Theological Seminary) VRDO	0.030%	2/5/16 LOC	17,935	17,935
Illinois Development Finance Authority Revenue
(Presbyterian Homes Two Arbor Lane Project)
VRDO	0.010%	2/5/16 LOC	4,500	4,500
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.060%	2/3/16 LOC	9,143	9,143
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.010%	2/5/16 LOC	14,900	14,900
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.130%	2/5/16	5,200	5,200
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.210%	8/26/16	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.020%	2/5/16	30,290	30,290
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.020%	2/5/16	2,250	2,250
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.030%	2/5/16	61,640	61,640
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.010%	2/5/16 LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.020%	2/5/16	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.010%	2/5/16 LOC	21,000	21,000

Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.010%	2/5/16 LOC	4,580	4,580
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.020%	2/2/16	17,000	17,000
Illinois Finance Authority Revenue (Illinois
College) VRDO	0.010%	2/5/16 LOC	5,990	5,990
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.010%	2/5/16 LOC	12,000	12,000
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.020%	2/5/16	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.020%	2/5/16	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/1/16	9,500	9,500
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	2/5/16	2,300	2,300
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.010%	2/5/16	42,000	42,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.010%	2/5/16	93,300	93,300
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.010%	2/5/16 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.010%	2/5/16 LOC	10,990	10,990
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.030%	2/5/16	10,200	10,200
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.010%	2/5/16	14,843	14,843
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.010%	2/5/16	16,000	16,000
Illinois GO VRDO	0.010%	2/5/16 LOC	11,200	11,200
Illinois GO VRDO	0.010%	2/5/16 LOC	17,000	17,000
Illinois GO VRDO	0.010%	2/5/16 LOC	11,700	11,700
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.010%	2/5/16 LOC	33,400	33,400
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.010%	2/5/16	9,365	9,365
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.020%	2/5/16	11,650	11,650
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	4,000	4,077
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16	35,400	35,400
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16	18,205	18,205
Illinois Toll Highway Authority Revenue VRDO	0.010%	2/5/16 LOC	9,500	9,500
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.020%	2/5/16	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.020%	2/5/16	14,900	14,900
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.010%	2/5/16 LOC	50,900	50,900
				768,594
Indiana (4.6%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project)
VRDO	0.120%	2/5/16 LOC	5,000	5,000
Elkhart County IN Hospital Authority (Beacon
Health System Inc. Obligated Group) VRDO	0.010%	2/5/16 LOC	21,500	21,500

Indiana Bond Bank Special Program Housing
Revenue	5.000%	3/1/16 (Prere.)	5,680	5,702
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.010%	2/5/16 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.030%	2/5/16	6,000	6,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.010%	2/5/16 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.010%	2/5/16 LOC	15,580	15,580
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.020%	2/5/16 LOC	40,985	40,985
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.010%	2/5/16 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.010%	2/5/16	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.010%	2/5/16	20,700	20,700
Indiana Finance Authority Revenue (State
Revolving Fund)	4.000%	2/1/16	6,685	6,685
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.010%	2/5/16	45,825	45,825
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.080%	2/5/16	80	80
Indiana Municipal Power Agency Revenue
VRDO	0.010%	2/5/16 LOC	855	855
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.210%	2/5/16	13,360	13,360
Lawrenceburg IN Pollution Control Revenue
VRDO	0.010%	2/5/16 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.350%	8/2/16	480,000	480,000
Purdue University Indiana COP VRDO	0.010%	2/5/16	20,435	20,435
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.010%	2/5/16 LOC	30,335	30,335
				791,367
Iowa (0.0%)
Iowa Finance Authority Health Facilities
Revenue (Great River Medical Center Project)
VRDO	0.010%	2/1/16 LOC	1,000	1,000

Kansas (0.7%)
2 Kansas Department of Transportation Highway
Revenue	0.476%	9/1/16	15,000	15,011
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.020%	2/5/16	1,600	1,600
Kansas Department of Transportation Highway
Revenue VRDO	0.020%	2/5/16	4,000	4,000
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.020%	2/5/16	9,225	9,225

Leawood KS GO	2.000%	9/1/16	5,000	5,048
Wichita KS GO	1.000%	10/15/16	26,400	26,442
Wyandotte County/Kansas City KS Unified
Government BAN	0.200%	3/1/16	60,275	60,275
				121,601
Kentucky (1.1%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.010%	2/5/16	31,250	31,250
Kentucky Infrastructure Authority Wastewater &
Drinking Water State Revolving Fund
Revenue	5.000%	2/1/16	2,850	2,850
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.020%	2/5/16	6,125	6,125
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System BAN	5.000%	11/22/16	140,850	145,689
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.020%	2/5/16 LOC	5,600	5,600
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.020%	2/5/16 LOC	2,300	2,300
				193,814
Louisiana (0.6%)
East Baton Rouge Parish LA Sales Tax
Revenue VRDO	0.020%	2/5/16 LOC	44,250	44,250
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.010%	2/5/16 LOC	13,905	13,905
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.010%	2/5/16 LOC	45,740	45,740
				103,895
Maryland (1.8%)
Anne Arundel County MD GO	5.000%	4/1/16	1,710	1,723
Baltimore County MD BAN	1.250%	4/1/16	56,000	56,098
Baltimore County MD BAN	1.250%	4/1/16	84,000	84,146
Baltimore County MD GO	5.000%	2/1/16	3,000	3,000
1 Baltimore MD GO TOB VRDO	0.020%	2/5/16	7,500	7,500
1 BlackRock Maryland Municipal Bond Trust
VRDO	0.100%	2/5/16 LOC	9,800	9,800
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.050%	2/5/16	4,435	4,435
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.050%	2/5/16	2,540	2,540
Maryland Department of Transportation
Revenue	5.000%	2/15/16	8,225	8,240
Maryland GO	5.000%	3/1/16	3,720	3,734
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.020%	2/5/16	5,000	5,000
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.010%	2/5/16	8,265	8,265
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.010%	2/5/16 LOC	44,905	44,905
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.010%	2/5/16 LOC	9,195	9,195

	Maryland Health & Higher Educational Facilities
	Authority Revenue VRDO	0.010%	2/5/16 LOC	12,000	12,000
	Montgomery County MD GO CP	0.040%	2/1/16	40,000	40,000
	Montgomery County MD GO CP	0.020%	2/8/16	7,100	7,100
	Washington Suburban Sanitation District
	Maryland GO VRDO	0.010%	2/5/16	6,400	6,400
					314,081
Massachusetts (2.2%)
	Massachusetts Bay Transportation Authority
	General Transportation Revenue VRDO	0.010%	2/5/16	53,300	53,300
2	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	0.210%	8/26/16	8,220	8,220
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue VRDO	0.010%	2/5/16	20,000	20,000
	Massachusetts Department of Transportation
	Metropolitan Highway System Revenue
	VRDO	0.010%	2/5/16	43,625	43,625
	Massachusetts Development Finance Agency
	Revenue (Cushing Academy Issue) VRDO	0.010%	2/5/16 LOC	7,875	7,875
	Massachusetts Development Finance Agency
	Revenue (Dominion Energy Brayton Project)
	PUT	2.250%	9/1/16 (Prere.)	1,090	1,101
1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	0.010%	2/5/16	2,000	2,000
	Massachusetts GO	2.000%	6/22/16	50,000	50,351
1	Massachusetts GO TOB VRDO	0.010%	2/5/16	1,325	1,325
1	Massachusetts GO TOB VRDO	0.020%	2/5/16	3,750	3,750
	Massachusetts GO VRDO	0.010%	2/1/16	2,800	2,800
	Massachusetts Health & Educational Facilities
	Authority Revenue (Baystate Medical Center)
	VRDO	0.010%	2/1/16 LOC	5,465	5,465
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT) VRDO	0.010%	2/5/16	42,730	42,730
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System) VRDO	0.010%	2/5/16	3,800	3,800
	Massachusetts Health & Educational Facilities
	Authority Revenue (Pool Loan Program)
	VRDO	0.020%	2/5/16 LOC	9,200	9,200
	Massachusetts Health & Educational Facilities
	Authority Revenue (Wellesley College) VRDO	0.010%	2/5/16	7,200	7,200
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.010%	2/5/16	2,300	2,300
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.020%	2/5/16	5,000	5,000
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.020%	2/5/16	4,125	4,125
[1,2] Massachusetts Water Resources Authority
	Revenue TOB PUT	0.100%	2/1/16 LOC	22,000	22,000
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.010%	2/5/16	7,300	7,300
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.010%	2/5/16	7,500	7,500
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.020%	2/5/16	5,000	5,000
	Massachusetts Water Resources Authority
	Revenue VRDO	0.010%	2/5/16	8,300	8,300

Massachusetts Water Resources Authority
Revenue VRDO	0.020%	2/5/16	19,715	19,715
2 University of Massachusetts Building Authority
Revenue PUT	0.260%	8/26/16	46,180	46,180
				390,162
Michigan (3.0%)
2 Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	0.210%	8/26/16	10,680	10,680
1 Michigan Building Authority Revenue TOB
VRDO	0.070%	2/5/16	2,835	2,835
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.010%	2/5/16 LOC	15,000	15,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.080%	3/15/16	77,755	77,755
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.010%	2/5/16	57,850	57,850
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.020%	2/5/16	107,040	107,040
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.030%	2/5/16	82,220	82,220
Michigan State Building Authority CP	0.070%	2/18/16 LOC	20,610	20,610
Michigan State University Board of Trustees
General Revenue VRDO	0.010%	2/5/16	35,800	35,800
Michigan State University Board of Trustees
General Revenue VRDO	0.010%	2/5/16	28,500	28,500
Michigan State University Revenue CP	0.020%	2/2/16	6,040	6,040
Michigan State University Revenue CP	0.050%	2/8/16	24,045	24,045
1 University of Michigan Revenue TOB VRDO	0.010%	2/5/16	1,400	1,400
1 University of Michigan Revenue TOB VRDO	0.020%	2/5/16	6,190	6,190
University of Michigan Revenue VRDO	0.010%	2/5/16	15,300	15,300
University of Michigan Revenue VRDO	0.010%	2/5/16	25,145	25,145
1 Wayne State University Michigan Revenue TOB
VRDO	0.060%	2/5/16	5,000	5,000
				521,410
Minnesota (0.8%)
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	4.000%	3/1/16	2,670	2,678
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.010%	2/5/16 LOC	20,000	20,000
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	3/1/16	10,205	10,244
Minnesota GO	3.000%	8/1/16	7,750	7,855
1 Minnesota GO TOB VRDO	0.020%	2/5/16	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.010%	2/5/16	4,500	4,500
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.030%	2/5/16	24,945	24,945
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.030%	2/5/16	2,620	2,620
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.030%	2/5/16	10,600	10,600
Saint Michael-Albertville Independent School
District No. 885 GO	4.750%	2/1/16 (Prere.)	5,000	5,000
University of Minnesota Revenue CP	0.020%	2/2/16	8,700	8,700
University of Minnesota Revenue CP	0.020%	2/16/16	27,000	27,000

1 Western Minnesota Municipal Power Agency
Revenue TOB VRDO	0.020%	2/5/16	6,665	6,665
				134,317
Mississippi (1.1%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc. Project) VRDO	0.010%	2/1/16	1,650	1,650
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	12,400	12,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	6,225	6,225
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	5,600	5,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	1,750	1,750
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	1,250	1,250
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/16	3,250	3,250
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/5/16	87,200	87,200
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.010%	2/1/16	2,515	2,515
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Coliseum) VRDO	0.020%	2/5/16 LOC	1,000	1,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.010%	2/5/16	40,000	40,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.010%	2/5/16	6,325	6,325
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.010%	2/5/16	16,450	16,450
				185,615
Missouri (3.5%)
Curators of the University of Missouri System
Facilities Revenue CP	0.020%	2/17/16	20,000	20,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.010%	2/5/16	47,245	47,245
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.010%	2/1/16	14,650	14,650
Missouri Health & Education Facilities Authority
Health Facilities CP	0.020%	2/4/16	20,000	20,000
Missouri Health & Education Facilities Authority
Health Facilities CP	0.060%	2/9/16	25,000	25,000

Missouri Health & Education Facilities Authority
Health Facilities CP	0.050%	3/3/16	10,000	10,000
2 Missouri Health & Education Facilities Authority
Revenue (BJC Health System) PUT	0.210%	8/26/16	40,000	40,000
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System) TOB
VRDO	0.010%	2/5/16 LOC	41,995	41,995
Missouri Health & Educational Facilities
Authority Health Facilities CP	0.060%	2/2/16	30,000	30,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	2/5/16	60,900	60,900
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	2/5/16	56,195	56,195
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	2/5/16	39,910	39,910
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	2/5/16	28,000	28,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	2/5/16	78,300	78,300
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.010%	2/1/16 LOC	6,900	6,900
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.010%	2/5/16	21,870	21,870
Missouri Health & Educational Facilities
Authority Revenue (St. Louis University)
VRDO	0.010%	2/1/16 LOC	8,475	8,475
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.020%	2/5/16	5,570	5,570
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	2/1/16	6,940	6,940
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	7,000	7,082
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	4,875	4,933
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	3,000	3,035
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	6,350	6,425
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.010%	2/1/16 LOC	17,500	17,500
1 St. Louis MO Sewer & Wastewater Revenue
TOB VRDO	0.010%	2/5/16	2,500	2,500
1 St. Louis MO Sewer & Wastewater Revenue
TOB VRDO	0.020%	2/5/16	2,670	2,670
				606,095

Montana (0.5%)
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	14,775	14,775
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,695	11,695
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	9,035	9,035
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,335	11,335
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	10,600	10,600
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,975	11,975
	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	0.230%	3/1/16	12,000	12,000
					81,415
Multiple States (11.7%)
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.020%	2/5/16 LOC	25,465	25,465
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.020%	2/5/16 LOC	11,425	11,425
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.020%	2/5/16 LOC	10,525	10,525
[1,4] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.030%	2/5/16 LOC	317,000	317,000
[1,4] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.030%	2/5/16 LOC	50,257	50,257
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.030%	2/5/16 LOC	14,655	14,655
[1,4] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.040%	2/5/16 LOC	32,345	32,345
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.090%	2/5/16 LOC	24,000	24,000
1	Nuveen Dividend Advantage Municipal Fund 2,
	Inc. VRDP VRDO	0.100%	2/5/16 LOC	75,300	75,300
1	Nuveen Insured Municipal Opportunity Fund
	VRDP VRDO	0.100%	2/5/16 LOC	218,200	218,200
1	Nuveen Investment Quality Municipal Fund, Inc.
	VRDP VRDO	0.110%	2/5/16 LOC	180,000	180,000
1	Nuveen Municipal Advantage Fund VRDP
	VRDO	0.090%	2/5/16 LOC	168,700	168,700
1	Nuveen Municipal Market Opportunity Fund
	VRDP VRDO	0.100%	2/5/16 LOC	29,900	29,900
1	Nuveen Premier Municipal Income Fund, Inc.
	VRDP VRDO	0.110%	2/5/16 LOC	118,000	118,000
1	Nuveen Premium Income Municipal Fund 2, Inc.
	VRDP VRDO	0.110%	2/5/16 LOC	214,800	214,800
1	Nuveen Premium Income Municipal Fund 4, Inc.
	VRDP VRDO	0.090%	2/5/16 LOC	180,000	180,000
1	Nuveen Quality Income Municipal Fund, Inc.
	VRDP VRDO	0.090%	2/5/16 LOC	212,800	212,800
1	Nuveen Select Quality Municipal Fund, Inc.
	VRDP VRDO	0.110%	2/5/16 LOC	92,400	92,400
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	0.100%	2/5/16 LOC	39,575	39,575

1 Western Asset Municipal Partners Fund Inc.
VRDP VRDO	0.100%	2/5/16 LOC	25,100	25,100
				2,040,447
Nebraska (0.7%)
Lincoln NE Electric System Revenue CP	0.030%	2/16/16	7,250	7,250
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.040%	2/5/16 LOC	5,635	5,635
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.010%	2/5/16	79,365	79,365
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.020%	2/5/16 (13)	34,610	34,610
1 University of Nebraska Student Fee Revenue
TOB VRDO	0.010%	2/5/16	3,200	3,200
				130,060
Nevada (1.1%)
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.010%	2/5/16 LOC	16,400	16,400
1 Clark County NV GO TOB VRDO	0.010%	2/5/16 LOC	50,345	50,345
1 Clark County NV GO TOB VRDO	0.020%	2/5/16	14,920	14,920
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.020%	2/5/16	10,500	10,500
1 Las Vegas NV GO TOB VRDO	0.010%	2/5/16	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.020%	2/5/16	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.070%	2/1/16	22,540	22,540
Las Vegas Valley Water District Nevada GO CP	0.090%	4/7/16	22,000	22,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.020%	2/5/16 LOC	20,170	20,170
1 Nevada GO TOB VRDO	0.060%	2/5/16	9,400	9,400
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.160%	2/5/16 LOC	7,440	7,440
				192,895
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.010%	2/5/16	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.010%	2/5/16	6,945	6,945
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.020%	2/5/16	10,000	10,000
				24,945
New Jersey (3.6%)
Branchburg Township NJ BAN	2.000%	10/7/16	2,504	2,528
Brick Township NJ Municipal Utility Authority
BAN	1.250%	3/31/16	7,250	7,261
Burlington County NJ BAN	1.500%	5/17/16	22,919	23,002
Burlington County NJ Bridge Commission
Revenue	1.500%	5/17/16	30,000	30,106
Burlington County NJ Bridge Commission
Revenue	2.000%	12/1/16	12,850	12,985
Chatham Township NJ BAN	2.000%	7/13/16	3,450	3,474
Cherry Hill Township NJ BAN	2.000%	10/20/16	16,094	16,262
Cliffside Park Borough NJ BAN	2.000%	7/22/16	4,940	4,977

	Clifton NJ BAN	2.000%	10/12/16	7,520	7,604
	Cranford NJ BAN	2.000%	1/27/17	4,850	4,915
	Fair Lawn NJ BAN	2.000%	9/16/16	9,015	9,107
	Freehold Township NJ BAN	2.000%	11/18/16	4,135	4,182
	Hopewell Township NJ BAN	1.500%	4/8/16	1,475	1,478
	Hudson County NJ Improvement Authority BAN	1.000%	4/29/16	13,963	13,984
	Hudson County NJ Improvement Authority
	Pooled Revenue	2.000%	7/6/16	15,000	15,096
	Hudson County NJ Improvement Authority
	Pooled Revenue	1.750%	11/11/16	40,000	40,386
	Lakewood Township NJ BAN	1.500%	4/8/16	3,390	3,396
	Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,596
	Mahwah Township NJ BAN	2.000%	10/7/16	2,900	2,932
	New Jersey Economic Development Authority
	Industrial Development Revenue (Ocean
	Spray Cranberries Inc. Project) VRDO	0.150%	2/5/16 LOC	8,000	8,000
[1,2] New Jersey GO TOB PUT		0.100%	4/1/16 LOC	100,000	100,000
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue
	(Lincoln Towers Project) PUT	0.480%	9/1/16	7,500	7,500
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue VRDO	0.020%	2/5/16 LOC	3,900	3,900
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue VRDO	0.020%	2/5/16 LOC	2,505	2,505
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.010%	2/5/16	5,800	5,800
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.010%	2/5/16	45,885	45,885
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.020%	2/5/16	3,500	3,500
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.020%	2/5/16	48,025	48,025
1	Nuveen New Jersey Dividend Advantage
	Municipal Fund VRDP VRDO	0.090%	2/5/16 LOC	15,000	15,000
1	Nuveen New Jersey Dividend Advantage
	Municipal Fund VRDP VRDO	0.090%	2/5/16 LOC	28,000	28,000
1	Nuveen New Jersey Dividend Advantage
	Municipal Fund VRDP VRDO	0.100%	2/5/16 LOC	24,000	24,000
	Ocean City NJ BAN	2.000%	6/17/16	23,950	24,088
	Old Bridge Township NJ BAN	1.000%	4/15/16	4,500	4,506
	Paramus Borough NJ BAN	1.000%	2/19/16	5,800	5,802
	Rahway NJ BAN	2.000%	6/29/16	2,270	2,284
	Rahway NJ BAN	2.000%	8/5/16	7,400	7,454
	Rockaway NJ BAN	2.000%	11/18/16	5,005	5,064
	Secaucus NJ BAN	1.500%	8/10/16	2,715	2,729
	Secaucus NJ BAN	2.000%	1/6/17	2,215	2,240
	Somerset County NJ BAN	2.000%	9/22/16	15,400	15,555
	Sussex County NJ GO	2.000%	9/23/16	3,375	3,407
1	Union County NJ Utilities Authority Revenue
	TOB VRDO	0.030%	2/5/16	8,815	8,815
	Wayne Township NJ BAN	2.000%	7/15/16	23,030	23,195
	Woodbridge Township NJ BAN	1.500%	8/19/16	7,370	7,417

Woodbridge Township NJ BAN	2.000%	8/19/16	15,000	15,137
				629,079
New Mexico (0.7%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.050%	2/5/16	39,395	39,395
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/16	4,490	4,552
New Mexico GO	2.000%	3/1/16	5,625	5,633
New Mexico GO	5.000%	3/1/16	5,300	5,320
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.010%	2/5/16	29,480	29,480
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.010%	2/5/16	24,800	24,800
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.010%	2/5/16	8,850	8,850
				118,030
New York (10.9%)
Albany County NY BAN	2.000%	5/27/16	28,400	28,552
Connetquot NY Central School District TAN	1.500%	6/27/16	5,000	5,025
Half Hollow Hills NY Central School District TAN	2.000%	6/28/16	20,500	20,645
Hauppauge NY Union Free School District TAN	2.000%	6/24/16	5,000	5,034
Irondequoit NY GO	2.000%	4/22/16	6,500	6,523
Lindenhurst NY Union Free School District TAN	1.500%	6/20/16	9,750	9,795
Long Beach NY City School District RAN	2.000%	6/30/16	7,250	7,290
Middle Country NY Central School District TAN	1.500%	6/27/16	7,250	7,285
Middletown NY City School District BAN	2.000%	6/29/16	23,995	24,144
Middletown NY City School District BAN	2.000%	6/29/16	1,471	1,478
1 New York City NY GO TOB VRDO	0.020%	2/5/16	8,250	8,250
1 New York City NY GO TOB VRDO	0.030%	2/5/16	17,320	17,320
New York City NY GO VRDO	0.010%	2/1/16 LOC	14,405	14,405
New York City NY GO VRDO	0.010%	2/1/16 LOC	15,350	15,350
New York City NY GO VRDO	0.010%	2/1/16	3,000	3,000
New York City NY GO VRDO	0.010%	2/1/16 LOC	2,725	2,725
New York City NY GO VRDO	0.010%	2/1/16 LOC	24,000	24,000
New York City NY GO VRDO	0.010%	2/1/16	29,000	29,000
New York City NY GO VRDO	0.010%	2/1/16 LOC	14,000	14,000
New York City NY GO VRDO	0.010%	2/5/16 LOC	53,580	53,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.010%	2/5/16 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.010%	2/5/16	35,840	35,840
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	2/5/16	4,500	4,500
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.010%	2/5/16 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.010%	2/5/16 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.010%	2/5/16 LOC	3,600	3,600

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.010%	2/5/16 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	2/5/16	100,200	100,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	2/5/16 LOC	16,300	16,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.010%	2/5/16 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.010%	2/5/16 LOC	7,500	7,500
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.020%	2/5/16 LOC	34,000	34,000
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.010%	2/5/16 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.010%	2/5/16	16,800	16,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	2/5/16	6,800	6,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	2/5/16	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	4,200	4,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	5,080	5,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	33,400	33,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	5,400	5,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	3,815	3,815
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/1/16	1,600	1,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/5/16	19,800	19,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/5/16	5,400	5,400

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/5/16	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/5/16	2,300	2,300
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	2/5/16	31,500	31,500
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	2/5/16	18,200	18,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	2/5/16	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	2/5/16	1,500	1,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/1/16	3,100	3,100
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/5/16	102,700	102,700
New York Metropolitan Transportation Authority
BAN	0.500%	8/1/16	90,000	90,037
New York Metropolitan Transportation Authority
BAN	5.000%	8/1/16	90,000	91,776
New York Metropolitan Transportation Authority
Revenue	0.500%	3/1/16	90,000	90,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.010%	2/5/16 (13)	42,605	42,605
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	2/5/16 LOC	21,050	21,050
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.020%	2/5/16 (13)(4)	4,000	4,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	2/5/16 LOC	45,200	45,200
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.010%	2/5/16 LOC	26,035	26,035
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.020%	2/5/16 LOC	3,835	3,835
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.010%	2/5/16	12,300	12,300
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.010%	2/5/16	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	2/5/16	6,420	6,420
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	2/5/16	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	2/5/16	15,210	15,210
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	2/5/16	1,875	1,875
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	2/5/16	2,275	2,275
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.010%	2/5/16 LOC	14,070	14,070
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.010%	2/5/16 LOC	17,915	17,915

1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.020%	2/5/16	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.010%	2/5/16 LOC	27,800	27,800
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	0.010%	2/5/16 LOC	16,500	16,500
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	2/5/16 LOC	67,500	67,500
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.010%	2/5/16 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.010%	2/5/16 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.010%	2/5/16 LOC	48,300	48,300
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.020%	2/5/16 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.010%	2/5/16 LOC	16,800	16,800
New York State Housing Finance Agency
Housing Revenue (East 92nd Street) VRDO	0.010%	2/5/16 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.010%	2/5/16 LOC	8,300	8,300
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.010%	2/5/16 LOC	10,400	10,400
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.010%	2/5/16 LOC	6,700	6,700
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.010%	2/5/16 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.040%	2/5/16 LOC	4,695	4,695
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	2/5/16	16,885	16,885
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	2/5/16	25,745	25,745
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.010%	2/1/16	2,790	2,790
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	2/1/16	13,765	13,765
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.010%	2/5/16	18,000	18,000
New York State Power Authority Revenue CP	0.020%	2/23/16	7,700	7,700
New York State Power Authority Revenue CP	0.050%	3/10/16	9,962	9,962
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16 LOC	36,945	36,945
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	2/5/16	15,400	15,400
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,475
North Hempstead NY BAN	0.850%	4/6/16	2,400	2,402
3 Pittsford NY Central School District BAN	2.000%	2/10/17	7,000	7,098
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	2/5/16	3,335	3,335

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	2/5/16	5,560	5,560
Smithtown NY Central School District TAN	2.000%	6/30/16	10,000	10,071
South Country NY Central School District TAN	2.000%	6/27/16	10,500	10,573
Southampton NY Union Free School District
TAN	1.500%	6/27/16	9,000	9,044
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	2/5/16 LOC	1,920	1,920
Ulster County NY BAN	2.000%	11/23/16	8,810	8,914
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.020%	2/5/16	24,500	24,500
West Babylon NY Union Free School District
TAN	2.000%	6/24/16	8,350	8,405
				1,895,388
North Carolina (2.4%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.010%	2/5/16	51,000	51,000
Buncombe County NC Metropolitan Sewerage
District Sewerage System Revenue VRDO	0.020%	2/5/16	1,895	1,895
Cabarrus County NC GO	5.000%	3/1/16 (Prere.)	1,000	1,004
Cary NC GO VRDO	0.030%	2/5/16	5,685	5,685
Charlotte NC Airport Revenue VRDO	0.010%	2/5/16 LOC	3,000	3,000
Charlotte NC COP VRDO	0.010%	2/5/16	4,300	4,300
Charlotte NC COP VRDO	0.020%	2/5/16	11,240	11,240
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.010%	2/5/16	7,480	7,480
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.010%	2/5/16	14,515	14,515
Forsyth County NC GO	5.000%	4/1/16	1,350	1,361
2 Mecklenburg County NC GO PUT	0.190%	8/26/16	55,695	55,695
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	3/18/16	5,865	5,865
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.070%	3/30/16	7,451	7,451
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.020%	2/5/16	2,495	2,495
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.020%	2/5/16	3,395	3,395
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.020%	2/5/16 LOC	10,310	10,310
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.040%	2/5/16 LOC	11,645	11,645
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.010%	2/5/16	21,485	21,485
North Carolina GO	5.000%	4/1/16	4,000	4,032
North Carolina GO	3.500%	5/1/16	4,120	4,153
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.030%	2/5/16 LOC	15,615	15,615
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.030%	2/5/16 LOC	6,095	6,095

2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.210%	8/26/16	22,000	22,000
1 North Carolina Revenue TOB VRDO	0.020%	2/5/16	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.010%	2/5/16 LOC	13,280	13,280
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/16 (Prere.)	5,980	6,002
Raleigh NC Combined Enterprise System
Revenue VRDO	0.010%	2/5/16	5,575	5,575
Raleigh NC Combined Enterprise System
Revenue VRDO	0.010%	2/5/16	8,610	8,610
Raleigh NC Downtown Improvement Project
COP VRDO	0.020%	2/5/16	4,800	4,800
Raleigh NC Downtown Improvement Project
COP VRDO	0.020%	2/5/16	46,815	46,815
2 Raleigh NC Limited Obligation Revenue	0.260%	8/26/16	3,020	3,020
University of North Carolina & North Carolina
State University System Revenue CP	0.040%	2/25/16	50,000	50,000
1 University of North Carolina University Revenue
TOB VRDO	0.020%	2/5/16	1,000	1,000
				413,718
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	2/5/16	19,950	19,950
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.030%	2/5/16	8,600	8,600
1 North Dakota Public Finance Authority Revenue
TOB VRDO	0.030%	2/5/16	5,095	5,095
				33,645
Ohio (2.6%)
Akron OH Income Tax Revenue	1.250%	12/15/16	7,000	7,033
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.010%	2/1/16 LOC	2,000	2,000
Avon OH GO	1.250%	1/26/17	2,000	2,012
Butler County OH BAN	0.520%	7/28/16	2,400	2,400
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	2/5/16 LOC	6,480	6,480
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	2/5/16	15,900	15,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	2/5/16	16,750	16,750
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.010%	2/5/16 LOC	12,765	12,765
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.010%	2/5/16 LOC	11,865	11,865
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.010%	2/5/16 LOC	4,780	4,780
Delaware OH BAN	1.000%	4/18/16	3,075	3,080
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.050%	6/1/16	5,750	5,750

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	2/5/16	20,150	20,150
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	2/5/16	45,240	45,240
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.010%	2/5/16 LOC	5,285	5,285
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	2/5/16	15,515	15,515
Hamilton OH Electric System Revenue	0.430%	9/27/16	18,995	18,995
Huber Heights OH BAN	1.000%	6/2/16	14,489	14,519
Kenston OH Local School District GO	1.000%	9/15/16	2,500	2,510
Lakewood OH BAN	1.000%	4/7/16	3,690	3,695
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.020%	2/5/16	3,500	3,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/1/16	9,900	9,900
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/1/16	1,300	1,300
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.100%	2/5/16 LOC	11,000	11,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.010%	2/5/16 LOC	3,500	3,500
Ohio Common Schools GO VRDO	0.010%	2/5/16	1,825	1,825
Ohio Common Schools GO VRDO	0.010%	2/5/16	14,445	14,445
Ohio GO VRDO	0.010%	2/5/16	16,000	16,000
Ohio GO VRDO	0.010%	2/5/16	2,885	2,885
Ohio GO VRDO	0.010%	2/5/16	12,700	12,700
Ohio GO VRDO	0.010%	2/5/16	8,375	8,375
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	2,000	2,023
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.090%	3/9/16	11,000	11,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/1/16	7,200	7,200
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	2/5/16	1,945	1,945
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	2/5/16	25,535	25,535
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	2/5/16	14,220	14,220
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	2/5/16	9,395	9,395
Ohio Infrastructure Improvement GO VRDO	0.010%	2/5/16	4,115	4,115
1 Ohio State University General Receipts
Revenue TOB VRDO	0.040%	2/5/16	5,750	5,750
1 Ohio State University General Receipts
Revenue TOB VRDO	0.040%	2/5/16	5,750	5,750
Ohio State University General Receipts
Revenue VRDO	0.010%	2/5/16	13,495	13,495
Ohio State University General Receipts
Revenue VRDO	0.010%	2/5/16	43,860	43,860
Ohio State University General Receipts
Revenue VRDO	0.010%	2/5/16	700	700
Reading OH Community City School District
BAN	2.000%	7/21/16	2,450	2,468

Reading OH Community City School District
BAN	2.000%	7/21/16	3,800	3,828
Springboro OH BAN	1.500%	1/26/17	1,500	1,512
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.) VRDO	0.020%	2/5/16	2,000	2,000
Union Township OH BAN	1.500%	9/8/16	2,000	2,011
				458,961
Oklahoma (0.2%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.020%	2/5/16 (13)	23,300	23,300
2 Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group) PUT	0.190%	8/26/16	14,600	14,600
				37,900
Oregon (0.8%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.010%	2/5/16 LOC	3,800	3,800
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.030%	2/5/16	39,845	39,845
Oregon GO (Veterans Welfare) VRDO	0.010%	2/5/16	3,585	3,585
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.050%	2/5/16	8,195	8,195
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.010%	2/5/16	6,640	6,640
Oregon TAN	2.000%	9/15/16	50,000	50,544
Portland OR TAN	1.500%	6/28/16	24,370	24,491
				137,100
Pennsylvania (0.7%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.010%	2/5/16 LOC	11,300	11,300
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.010%	2/5/16 LOC	32,895	32,895
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/5/16	14,900	14,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/5/16	10,300	10,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/5/16	18,000	18,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/5/16	11,500	11,500
Emmaus PA General Authority Revenue VRDO	0.010%	2/5/16 LOC	6,200	6,200
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.020%	2/5/16	1,250	1,250
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.110%	2/5/16	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.020%	2/5/16	6,535	6,535

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.020%	2/5/16	1,000	1,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	2/5/16	9,295	9,295
				127,050
Rhode Island (0.3%)
Narragansett RI Commission Wastewater
System Revenue VRDO	0.010%	2/5/16 LOC	1,900	1,900
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.010%	2/5/16 LOC	6,715	6,715
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.010%	2/5/16 LOC	3,370	3,370
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	2/5/16	10,890	10,890
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	2/5/16	24,980	24,980
				47,855
South Carolina (1.1%)
Charleston County SC School District BAN	0.750%	3/1/16	68,445	68,481
Charleston County SC School District BAN	2.000%	5/4/16	49,565	49,788
Charleston County SC School District BAN	2.000%	5/4/16	24,105	24,213
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.010%	2/5/16	1,550	1,550
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue TOB VRDO	0.010%	2/5/16	3,000	3,000
1 South Carolina Housing Finance & Development
Authority Revenue TOB VRDO	0.020%	2/5/16	210	210
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.030%	2/5/16 LOC	6,900	6,900
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.020%	2/5/16 LOC	6,800	6,800
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.010%	2/5/16 LOC	20,075	20,075
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.020%	2/5/16 LOC	3,765	3,765
				184,782
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.010%	2/5/16 LOC	1,035	1,035
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.010%	2/5/16	19,195	19,195
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.010%	2/5/16	17,000	17,000
				37,230

Tennessee (2.3%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.020%	2/5/16 LOC	4,500	4,500
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	2/5/16 LOC	10,140	10,140
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	2/5/16	17,500	17,500
Hamilton County TN GO	5.000%	5/1/16	4,000	4,047
Memphis TN GO	4.000%	4/1/16	3,565	3,587
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.140%	9/5/16	25,000	25,000
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.020%	2/5/16	8,250	8,250
Montgomery County TN GO	4.500%	4/1/16 (Prere.)	2,330	2,346
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.020%	2/5/16	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.020%	2/5/16	22,900	22,900
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.020%	2/5/16 LOC	4,400	4,400
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.070%	2/5/16 LOC	10,500	10,500
Shelby County TN GO	5.000%	4/1/16	1,630	1,642
Shelby County TN GO VRDO	0.010%	2/5/16	159,490	159,490
Tennessee GO CP	0.060%	2/10/16	4,223	4,223
Tennessee GO CP	0.080%	2/10/16	28,000	28,000
Tennessee GO CP	0.060%	2/16/16	15,000	15,000
Tennessee GO CP	0.090%	2/16/16	25,000	25,000
Tennessee GO CP	0.070%	4/6/16	30,000	30,000
1 Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)
TOB VRDO	0.020%	2/5/16	19,040	19,040
				401,815
Texas (6.2%)
Austin TX Combined Utility System Revenue CP	0.050%	2/4/16 LOC	5,000	5,000
Austin TX Electric Utility System Revenue	5.000%	11/15/16 (Prere.)	4,610	4,769
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.010%	2/5/16 LOC	16,785	16,785
Austin TX Water & Wastewater System
Revenue VRDO	0.010%	2/5/16 LOC	4,770	4,770
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.010%	2/5/16	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.020%	2/5/16 LOC	19,180	19,180
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.030%	2/5/16	12,465	12,465
Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	0.010%	2/5/16 LOC	9,900	9,900

Dallas TX Waterworks & Sewer System
Revenue CP	0.060%	2/1/16	6,034	6,034
Dallas TX Waterworks & Sewer System
Revenue CP	0.080%	4/5/16	10,795	10,795
Fort Worth TX GO	4.000%	3/1/16	9,120	9,147
Fort Worth TX GO	5.000%	3/1/16	2,600	2,610
Fort Worth TX Independent School District GO	2.000%	2/15/16	11,980	11,988
Fort Worth TX Water & Sewer Revenue	3.000%	2/15/16	10,715	10,726
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.010%	2/1/16	1,200	1,200
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.010%	2/1/16	11,000	11,000
1 Harris County TX GO TOB VRDO	0.020%	2/5/16	8,070	8,070
1 Harris County TX GO TOB VRDO	0.020%	2/5/16	8,160	8,160
1 Harris County TX GO TOB VRDO	0.020%	2/5/16 (13)	11,600	11,600
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	2/1/16	24,985	24,985
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	2/1/16	5,370	5,370
Harris County TX TAN	1.000%	2/29/16	20,000	20,014
1 Harris County TX Toll Road Revenue TOB
VRDO	0.020%	2/5/16 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.010%	2/5/16	12,000	12,000
Houston TX Combined Utility System CP	0.040%	3/1/16 LOC	3,600	3,600
Houston TX GO	5.000%	3/1/16 (Prere.)	1,990	1,997
Houston TX GO	5.000%	3/1/16 (Prere.)	5,960	5,983
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.020%	2/5/16	6,665	6,665
Houston TX TRAN	2.000%	6/30/16	20,000	20,139
1 Houston TX Utility System Revenue TOB VRDO	0.010%	2/5/16 LOC	15,115	15,115
1 Houston TX Utility System Revenue TOB VRDO	0.010%	2/5/16	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.030%	2/5/16	17,540	17,540
Houston TX Utility System Revenue VRDO	0.010%	2/5/16 LOC	25,275	25,275
Houston TX Utility System Revenue VRDO	0.010%	2/5/16 LOC	24,000	24,000
1 Hutto TX Independent School District GO TOB
VRDO	0.020%	2/5/16	21,130	21,130
Lake Travis TX Independent School District GO	5.000%	2/15/16 (Prere.)	1,050	1,052
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	12,115	12,152
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,245	3,250
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,410	3,416
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,585	3,591
1 McKinney TX Independent School District GO
TOB VRDO	0.010%	2/5/16 LOC	10,055	10,055
1 North East TX Independent School District GO
TOB VRDO	0.010%	2/5/16	31,305	31,305
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.020%	2/5/16 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	2/5/16 (13)	22,360	22,360
North Texas Tollway Authority System Revenue
VRDO	0.010%	2/5/16 LOC	22,400	22,400

Northwest Independent School District Texas
GO VRDO	0.020%	2/5/16	8,170	8,170
1 Pearland TX GO TOB VRDO	0.020%	2/5/16 LOC	10,045	10,045
1 Pearland TX Independent School District GO
TOB VRDO	0.060%	2/5/16	9,000	9,000
Rockdale TX Independent School District GO	5.250%	2/15/16 (Prere.)	3,705	3,712
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	10,000	10,000
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,595	9,595
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.010%	2/5/16	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.020%	2/5/16	4,700	4,700
San Antonio TX GO	3.500%	2/1/16 (Prere.)	1,405	1,405
San Antonio TX GO	3.500%	2/1/16 (Prere.)	3,010	3,010
San Antonio TX Independent School District GO	1.250%	2/15/16	8,615	8,618
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) TOB VRDO	0.050%	2/5/16	5,555	5,555
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.010%	2/5/16 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.010%	2/5/16 LOC	38,305	38,305
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.010%	2/5/16 LOC	43,900	43,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/16	4,500	4,508
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.010%	2/5/16	9,540	9,540
Texas (Veterans Housing Assistance Program)
GO VRDO	0.010%	2/5/16	54,360	54,360
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.020%	2/5/16	34,015	34,015
1 Texas GO TOB VRDO	0.010%	2/5/16	29,510	29,510
1 Texas GO TOB VRDO	0.030%	2/5/16	7,900	7,900
Texas Public Finance Authority GO CP	0.020%	2/4/16	15,000	15,000
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/16	30,325	30,920
Texas Transportation Commission Mobility Fund
GO	5.000%	4/1/16 (Prere.)	30,010	30,245
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.020%	2/5/16	20,410	20,410
Texas Transportation Commission Mobility Fund
GO VRDO	0.010%	2/5/16	27,800	27,800
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	1,645	1,658
Texas Water Development Board Revenue	5.000%	7/15/16	1,400	1,430
1 Texas Water Development Board Revenue TOB
VRDO	0.010%	2/5/16	10,940	10,940
1 Texas Water Development Board Revenue TOB
VRDO	0.010%	2/5/16	3,100	3,100

Trinity River Authority of Texas Central Regional
Wastewater System Revenue CP	0.150%	2/17/16	15,000	15,000
University of Texas System Revenue Financing
System Revenue VRDO	0.010%	2/5/16	71,935	71,935
University of Texas System Revenue Financing
System Revenue VRDO	0.010%	2/5/16	3,900	3,900
Waco TX Health Facilities Development Corp.
Revenue (Hillcrest Health System, Inc.)	5.000%	8/1/16 (Prere.)	1,475	1,508
				1,071,792
Utah (0.7%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.020%	2/5/16 LOC	12,500	12,500
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	2/5/16	53,000	53,000
Utah GO	5.000%	7/1/16	23,735	24,201
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.020%	2/5/16	3,825	3,825
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.060%	2/5/16	2,200	2,200
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.020%	2/5/16	3,300	3,300
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.060%	2/5/16	9,720	9,720
Utah Water Finance Agency Revenue VRDO	0.020%	2/5/16	9,730	9,730
				118,476
Vermont (0.2%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.010%	2/5/16 LOC	36,060	36,060

Virginia (1.1%)
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.010%	2/5/16 LOC	10,000	10,000
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.050%	2/5/16 LOC	12,750	12,750
Fairfax County VA GO	4.000%	10/1/16	21,060	21,575
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.020%	2/5/16	24,150	24,150
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.010%	2/5/16 LOC	14,300	14,300
Norfolk VA GO VRDO	0.010%	2/5/16	22,290	22,290
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.020%	2/5/16 LOC	2,220	2,220
Virginia Beach VA GO	5.000%	3/1/16	2,160	2,168
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	5,000	5,000
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	1,000	1,027
1 Virginia Commonwealth Transportation Board
Revenue TOB VRDO	0.020%	2/5/16	3,000	3,000

1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.030%	2/5/16	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.010%	2/5/16	49,900	49,900
Virginia Public School Authority Revenue	5.000%	4/15/16	3,910	3,948
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.010%	2/5/16	9,490	9,490
				186,818
Washington (1.7%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.010%	2/1/16	9,195	9,195
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.020%	2/5/16	2,885	2,885
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.010%	2/5/16	25,350	25,350
1 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydroelectric Development Revenue) TOB
VRDO	0.010%	2/1/16 LOC	8,000	8,000
1 King County WA Sewer Revenue TOB VRDO	0.010%	2/5/16	2,100	2,100
1 Northwest Energy Washington Electric Revenue
(Columbia Generating Station) TOB VRDO	0.020%	2/5/16	2,750	2,750
1 Pierce County WA School District No. 10
(Tacoma) GO TOB VRDO	0.020%	2/5/16	2,650	2,650
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.030%	2/5/16 LOC	13,100	13,100
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	14,963
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	10,196
Washington GO	4.000%	7/1/16	14,160	14,379
1 Washington GO TOB VRDO	0.020%	2/5/16	2,000	2,000
1 Washington GO TOB VRDO	0.020%	2/5/16	5,100	5,100
1 Washington GO TOB VRDO	0.020%	2/5/16	4,700	4,700
1 Washington GO TOB VRDO	0.020%	2/5/16	2,250	2,250
1 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.030%	2/5/16	18,100	18,100
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.010%	2/5/16	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.010%	2/5/16	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.030%	2/5/16	73,250	73,250
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.010%	2/5/16 LOC	14,765	14,765
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.010%	2/5/16	13,300	13,300
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.020%	2/5/16 LOC	4,000	4,000

Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.030%	2/5/16 LOC	14,880	14,880
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.020%	2/5/16 LOC	4,700	4,700
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.020%	2/5/16 LOC	4,045	4,045
				287,743
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.020%	2/5/16 LOC	8,500	8,500
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.010%	2/5/16 LOC	77,640	77,640
				86,140
Wisconsin (4.9%)
Ashwaubenon WI BAN	2.000%	11/15/16	2,375	2,383
Madison WI GO	3.000%	10/1/16	10,090	10,269
Madison WI Metropolitan School District TRAN	2.000%	9/8/16	52,500	53,028
Milwaukee WI (Extendible) CP	0.180%	9/4/16	20,000	20,000
Milwaukee WI (Extendible) CP	0.180%	9/11/16	24,000	24,000
Milwaukee WI (Extendible) CP	0.160%	9/13/16	43,500	43,500
Milwaukee WI (Extendible) CP	0.180%	9/13/16	10,000	10,000
Milwaukee WI (Extendible) CP	0.180%	9/13/16	31,000	31,000
Milwaukee WI RAN	2.000%	6/30/16	19,500	19,641
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.010%	2/5/16 LOC	5,490	5,490
University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	0.010%	2/5/16 LOC	30,820	30,820
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.020%	2/5/16	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.100%	2/2/16	17,500	17,500
Wisconsin GO	4.000%	5/1/16	5,000	5,047
Wisconsin GO	5.000%	5/1/16	9,500	9,612
Wisconsin GO	5.000%	5/1/16	5,025	5,084
Wisconsin GO	5.000%	5/1/16	4,600	4,654
Wisconsin GO	5.000%	5/1/16	1,000	1,012
Wisconsin GO CP	0.130%	3/16/16	12,500	12,500
Wisconsin GO CP	0.120%	8/6/16	65,295	65,295
Wisconsin GO CP	0.140%	8/8/16	18,785	18,785
Wisconsin GO CP	0.150%	8/27/16	52,200	52,200
Wisconsin GO CP	0.140%	8/29/16	25,000	25,000
Wisconsin GO CP	0.120%	10/8/16	50,000	50,000
Wisconsin GO CP	0.130%	10/9/16	50,000	50,000
Wisconsin GO CP	0.130%	10/9/16	13,082	13,082
Wisconsin GO CP	0.130%	10/15/16	25,000	25,000
Wisconsin GO CP	0.130%	10/15/16	58,372	58,372
Wisconsin GO CP	0.120%	10/16/16	12,500	12,500
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.020%	2/5/16	750	750

Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.020%	2/5/16 LOC	5,800	5,800
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.020%	2/5/16 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	0.010%	2/5/16 LOC	23,550	23,550
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.070%	2/5/16	1,590	1,590
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.020%	2/5/16	50,900	50,900
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.030%	2/5/16	14,100	14,100
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.020%	2/5/16	24,115	24,115
Wisconsin Petro CP	0.120%	10/16/16	22,000	22,000
				851,664
Wyoming (0.2%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.010%	2/5/16 LOC	16,000	16,000
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.010%	2/1/16 LOC	11,800	11,800
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.010%	2/5/16 LOC	7,000	7,000
				34,800
Total Tax-Exempt Municipal Bonds (Cost $16,597,970)				16,597,970
			Shares
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
5 Vanguard Municipal Cash Management Fund
(Cost $782,677)	0.024%		782,677,270	782,677

Total Investments (100.0%) (Cost $17,380,647)				17,380,647
Other Assets and Liabilities-Net (0.0%)				(7,597)
Net Assets (100%)				17,373,050

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $4,544,847,000, representing 26.2% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2016.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

Tax-Exempt Money Market Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments
As of January 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (0.8%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/18	100	111
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	150	186
Alabama Federal Aid Highway Finance Authority
Special	5.000%	9/1/19	200	228
Alabama Public School & College Authority	5.000%	1/1/27	200	247
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	197
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	160
Birmingham AL Water Works & Sewer Board
Water Revenue	4.500%	1/1/43 (2)	100	103
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/41	300	342
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	171
				1,745
Alaska (0.2%)
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	308

Arizona (1.4%)
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	100	112
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	155
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	500	611
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	157
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	234
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	120	128
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	100	108
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	500	604
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	125	151
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	143
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	300	330
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	125	146
				2,879
California (16.7%)
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	55

Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	107
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	23
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	164
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	142
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	500	572
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	258
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17 (4)	270	285
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	125	132
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	161
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	305	346
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	250	273
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	116
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	126
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	550	561
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	100	114
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	150	204
California GO	5.000%	3/1/16 (Prere.)	100	100
California GO	4.000%	7/1/16 (ETM)	100	102
California GO	5.000%	2/1/17	125	131
California GO	3.500%	10/1/17	140	147
California GO	5.000%	11/1/17	400	431
California GO	6.000%	2/1/18 (2)	100	111
California GO	5.500%	4/1/18	165	182
California GO	5.500%	4/1/19	100	115
California GO	5.000%	8/1/19	100	114
California GO	5.000%	10/1/20	160	189
California GO	5.250%	10/1/20	500	579
California GO	5.000%	11/1/21	570	690
California GO	5.000%	12/1/21	265	321
California GO	5.000%	2/1/22	100	122
California GO	5.000%	9/1/22	350	431
California GO	5.000%	2/1/23	250	303
California GO	5.000%	9/1/23	100	125
California GO	5.000%	12/1/23	250	313
California GO	5.000%	3/1/24	500	627
California GO	5.625%	4/1/25	300	345
California GO	5.000%	3/1/26	100	126
California GO	5.000%	3/1/26	200	251
California GO	5.000%	8/1/26	500	632
California GO	5.000%	9/1/26	145	160
California GO	5.000%	10/1/26	100	125

California GO	5.000%	11/1/26	100	108
California GO	5.000%	3/1/27	390	484
California GO	4.500%	8/1/27	105	109
California GO	5.000%	9/1/27	215	264
California GO	5.750%	4/1/28	295	339
California GO	4.500%	8/1/28 (11)	100	104
California GO	3.000%	9/1/29	105	108
California GO	5.000%	10/1/29	350	380
California GO	5.250%	10/1/29	105	121
California GO	5.000%	3/1/30	160	194
California GO	5.750%	4/1/31	250	287
California GO	3.250%	9/1/31	115	118
California GO	5.000%	11/1/31	145	175
California GO	5.000%	6/1/32	480	506
California GO	5.000%	8/1/32	250	300
California GO	5.000%	2/1/33	500	590
California GO	6.500%	4/1/33	250	294
California GO	4.250%	8/1/33 (14)	390	403
California GO	3.375%	9/1/33	210	215
California GO	4.000%	8/1/34	275	300
California GO	5.500%	11/1/34	145	168
California GO	6.000%	4/1/35	170	197
California GO	5.000%	8/1/35	330	393
California GO	5.000%	11/1/37	595	636
California GO	5.250%	3/1/38	200	217
California GO	6.000%	4/1/38	400	462
California GO	6.000%	11/1/39	250	295
California GO	5.500%	3/1/40	145	169
California GO	5.250%	11/1/40	100	117
California GO	5.000%	10/1/41	100	116
California GO	5.000%	4/1/42	200	231
California GO	5.000%	9/1/42	100	117
California GO	5.000%	4/1/43	200	231
California GO	5.000%	11/1/43	500	584
California GO PUT	3.000%	12/1/19	125	133
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	164
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	304
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	125	149
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	122
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/30	200	234
California St For Previous Issues See 13062T
Forfuture Issues See 13063B Rfdg	5.125%	8/1/36	100	110
California State University Systemwide Revenue	5.000%	11/1/31	150	182
California State University Systemwide Revenue	5.000%	11/1/37	250	291
California State University Systemwide Revenue	4.000%	11/1/43	200	212
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/38 (2)	200	212
Clovis CA Unified School District GO	4.000%	8/1/40	150	159
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	159
Cypress CA Elementary School District GO	0.000%	8/1/40	250	97

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	171
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	178
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	250	304
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/35	200	219
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	100	102
Los Angeles CA Community College District GO	5.000%	8/1/29	250	308
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	189
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	140	154
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	300
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39 (2)	200	212
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	211
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	160	187
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	174
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44 (2)	500	529
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	107
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	560
Los Angeles CA Unified School District GO	5.000%	7/1/22	200	247
Los Angeles CA Unified School District GO	4.750%	7/1/24 (3)	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	636
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	100	105
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	228
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/37	100	106
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	111
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	61
Poway CA Unified School District GO	0.000%	8/1/33	300	164
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	500	606
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	135	138
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	230
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	100	110
Sacramento County CA Airport Revenue	6.000%	7/1/41	170	189
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/17	100	106
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	118
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	250	284
San Diego CA Unified School District GO	0.000%	7/1/36	100	46
San Diego CA Unified School District GO	0.000%	7/1/42	150	83
San Diego CA Unified School District GO	0.000%	7/1/47	250	71

San Diego CA Unified School District GO	0.000%	7/1/47	100	57
San Diego CA Unified School District GO	5.000%	7/1/40	200	236
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	33
San Diego County CA Water Authority Revenue	5.000%	5/1/33 (4)	140	152
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	150	155
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	113
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	148
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.500%	5/1/16 (Prere.)	100	101
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	540	656
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	109
San Marcos CA Unified School District GO	0.000%	8/1/51	100	23
San Mateo CA Union High School District GO	0.000%	9/1/41	100	82
San Mateo CA Union High School District GO	5.000%	9/1/42	100	117
Santa Clara County CA GO	5.000%	8/1/34	250	283
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	141
Turlock CA Irrigation District Revenue	5.000%	1/1/40	210	235
University of California Revenue	5.000%	5/15/22	100	123
University of California Revenue	5.000%	5/15/23	500	627
University of California Revenue	5.000%	5/15/29	195	240
University of California Revenue	5.000%	5/15/37	100	118
University of California Revenue	5.000%	5/15/42	440	514
University of California Revenue PUT	5.000%	5/15/23	100	124
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	119
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	106
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	111
				34,640
Colorado (0.7%)
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	113
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	235
Denver CO City & County Airport Revenue	4.000%	11/15/43	120	125
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	200	129
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	87
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	135
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	500	609
				1,433
Connecticut (1.3%)
Connecticut GO	5.000%	6/15/17	200	212
Connecticut GO	5.000%	12/15/20	280	292
Connecticut GO	5.000%	12/1/21	400	458
Connecticut GO	5.000%	10/15/22	180	219
Connecticut GO	5.000%	11/1/26	100	103

Connecticut GO	5.000%	11/15/28	300	368
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	185
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	124
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	366
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	269
				2,596
Delaware (0.4%)
Delaware GO	5.000%	7/1/23	400	503
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	250	283
				786
District of Columbia (1.2%)
District of Columbia GO	5.000%	6/1/34	500	597
District of Columbia GO	4.750%	6/1/36 (14)	140	146
District of Columbia GO	5.000%	6/1/37	180	214
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	187
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	267
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	121
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	330
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	220	257
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	145	165
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	130	52
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	140	53
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	100	108
				2,497
Florida (3.1%)
Broward County FL School Board COP	5.000%	7/1/24	125	154
Collier County FL School Board COP	5.000%	2/15/16 (Prere.)	100	100
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	200	213
Florida Board of Education Lottery Revenue	5.000%	7/1/16	150	153
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	106
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	105	115
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	129
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	100	115
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16 (ETM)	100	102
Florida Municipal Power Agency Revenue	5.250%	10/1/19	100	115

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	350
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	100	115
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41 (4)	125	136
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/38	110	122
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	100	123
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	155	174
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	250	61
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	110
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	132
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	110
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	125	142
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	500	576
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	197
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	195	222
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	240	268
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	125
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	250	312
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	500	564
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/40	190	214
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	11/1/44	400	455
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	100	108
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	100	117
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	100	103
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	110	120
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	130	149
				6,407
Georgia (1.9%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/17	400	417
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	215	240
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	135	160
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	135	162
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	120	144
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	195
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	100	116
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	300	347
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	215	253
Georgia GO	5.000%	7/1/17	250	266
Georgia GO	5.000%	7/1/19	165	188
Georgia GO	5.000%	10/1/21	250	304
Georgia GO	5.000%	7/1/24	130	143
Georgia GO	5.000%	7/1/28	150	165

Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	212
Gwinnett County GA School District GO	4.500%	10/1/17	200	213
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/32 (4)	110	115
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	100	111
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	200	209
				3,960
Hawaii (0.6%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	104
Hawaii GO	5.000%	8/1/23	115	143
Hawaii GO	5.000%	8/1/25	245	307
Hawaii GO	5.000%	10/1/27	500	628
Hawaii GO	5.000%	5/1/28	5	6
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	110	129
				1,317
Illinois (4.4%)
Chicago IL GO	5.500%	1/1/33	100	102
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/16 (Prere.)	145	150
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	111
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	200	235
Chicago IL O'Hare International Airport Revenue	4.500%	1/1/38 (4)	360	378
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	100	112
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	200	234
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	125	139
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	281
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	163
Chicago IL Water Revenue	5.000%	11/1/32 (2)	100	101
Chicago IL Water Revenue	5.250%	11/1/38	250	260
Cook County IL GO	5.000%	11/15/17 (14)	300	318
Cook County IL GO	5.000%	11/15/26 (2)	150	152
Cook County IL GO	4.625%	11/15/29 (2)	100	101
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	7/1/16	130	133
Illinois GO	4.000%	7/1/16	500	506
Illinois GO	5.000%	7/1/20	125	140
Illinois GO	4.000%	9/1/20	135	145
Illinois GO	5.000%	7/1/21	125	141
Illinois GO	5.000%	8/1/22 (4)	200	232
Illinois GO	5.000%	8/1/23	405	461
Illinois GO	5.250%	7/1/29	130	143
Illinois GO	5.000%	5/1/35	150	160
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	264
Illinois Sales Tax Revenue	4.000%	6/15/16	500	507
Illinois Sales Tax Revenue	5.000%	6/15/20	100	115
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	250	288
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	201
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	375	421
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	150	173
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	231

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	500	520
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	125	82
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	420	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	115	29
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	252
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	192
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	100	117
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	200	78
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/41	100	28
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.250%	6/15/42	100	100
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	225	65
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/50	170	30
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/42 (14)	100	106
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	397
				9,209
Indiana (0.3%)
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	579

Iowa (0.2%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	335

Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/16	580	596

Kentucky (0.4%)
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	114
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	119
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	133
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	128
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	125	141

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	231
				866
Louisiana (0.8%)
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	297
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	150	176
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	290	327
Louisiana GO	5.000%	8/1/25	100	123
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	100	102
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	500	571
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	113
				1,709
Maryland (2.0%)
Maryland Department of Transportation
Revenue	3.000%	12/15/30	400	404
Maryland GO	5.000%	8/1/16	250	256
Maryland GO	5.000%	3/1/18	100	109
Maryland GO	5.000%	3/1/19	110	124
Maryland GO	5.000%	8/1/19 (Prere.)	100	114
Maryland GO	5.000%	8/1/21	125	147
Maryland GO	5.000%	3/1/22 (Prere.)	250	305
Maryland GO	5.000%	3/1/24	180	223
Maryland GO	4.000%	8/1/24	250	298
Maryland GO	5.000%	8/1/24	200	255
Maryland GO	5.000%	8/1/24	115	144
Maryland GO	3.000%	3/1/27	350	370
Maryland GO	4.000%	8/1/27	140	161
Maryland GO	3.000%	3/1/28	295	310
Montgomery County MD GO	5.000%	7/1/21	200	242
Montgomery County MD GO	5.000%	11/1/25	500	634
				4,096
Massachusetts (5.7%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	123
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	474
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	180	211
Massachusetts Clean Water Trust Revenue	5.250%	8/1/16	165	169
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	560	632
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	145	153
Massachusetts GO	5.000%	8/1/17 (Prere.)	260	277
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	533
Massachusetts GO	5.000%	8/1/18 (Prere.)	115	127
Massachusetts GO	5.500%	8/1/18	145	162
Massachusetts GO	5.250%	9/1/21 (4)	500	611

Massachusetts GO	5.000%	4/1/23	100	120
Massachusetts GO	5.000%	10/1/23	150	182
Massachusetts GO	5.250%	9/1/25 (4)	150	195
Massachusetts GO	5.000%	7/1/27	775	945
Massachusetts GO	4.000%	11/1/29	100	111
Massachusetts GO	5.000%	7/1/30	505	624
Massachusetts GO	5.000%	7/1/33	100	122
Massachusetts GO	5.000%	3/1/34	100	112
Massachusetts GO	5.000%	8/1/35	100	117
Massachusetts GO	3.250%	9/1/38	200	196
Massachusetts GO	3.600%	10/1/38	160	161
Massachusetts GO	4.000%	5/1/39	255	269
Massachusetts GO	3.625%	10/1/39	100	101
Massachusetts GO	4.000%	4/1/42	300	312
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	500	535
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	187
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	771
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	750	906
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	322
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	360	423
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	6/1/16 (4)	100	102
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	166
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	160
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	120	133
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	115
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	400	494
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	170	191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	175	179
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	157
				11,880
Michigan (1.7%)
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	152
Kent County MI Airport Revenue (Gerald R.
Ford International Airport)	5.000%	1/1/17 (Prere.)	100	104
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	296
Michigan Building Authority Revenue	5.000%	4/15/22	100	121
Michigan Finance Authority Local Government
Loan Program Revenue	5.000%	5/1/18	600	652
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	216
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	228

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	125
Michigan GO	5.250%	9/15/21 (4)	245	263
Michigan Grant Anticipation Revenue	5.250%	9/15/20 (4)	400	430
University of Michigan Revenue	5.000%	4/1/40	500	599
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	300	333
				3,519
Minnesota (0.5%)
Minnesota GO	5.000%	8/1/17	125	133
Minnesota GO	5.000%	8/1/22	160	188
Minnesota GO	5.000%	8/1/23	200	235
Minnesota GO	5.000%	8/1/23	305	383
				939
Mississippi (0.2%)
Mississippi GO	5.000%	10/1/36	355	413

Missouri (0.5%)
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	500	506
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16	250	253
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	6.000%	1/1/19 (Prere.)	115	132
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	145
				1,036
Nebraska (0.3%)
Nebraska Public Power District Revenue	5.000%	1/1/40	450	514

Nevada (1.4%)
Clark County NV GO	5.000%	11/1/24 (2)	225	233
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	100	106
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	105	118
Clark County NV School District GO	5.500%	6/15/17	100	107
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	100	108
Clark County NV School District GO	5.000%	6/15/18	350	384
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	145	159
Clark County NV School District GO	5.000%	6/15/20	250	275
Clark County NV School District GO	5.000%	6/15/21 (14)	125	136
Clark County NV School District GO	5.000%	6/15/23 (14)	250	271
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	150	161
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	105	112
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	200	206
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	125	135
Nevada GO	5.000%	12/1/17 (Prere.)	100	108
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	108
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	100	104
				2,831

New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/39	365	414

New Jersey (5.4%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/16 (4)	100	103
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	145	165
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	295	336
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	155	173
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	104
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16 (Prere.)	250	257
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	128
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	431
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	100	116
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	300	333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	250	279
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	200	220
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	274
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	116
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	495
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	195
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	106
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	231
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	106
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	4.250%	7/1/34 (14)	175	177
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	152
New Jersey GO	5.000%	6/1/20	300	342
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	111
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/16	225	228
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	145	153

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	100	108
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	266
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	156
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	215	226
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	400	415
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	358
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	140
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	300	337
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	220	125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	54
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	100	47
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	290	320
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	100	49
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	200	80
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	267
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	140	47
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	400	125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	47
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	155	46
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	329
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	239
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	202
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	115	135
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	200	234
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	240	272
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	104
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	350	394
				11,205

New Mexico (0.3%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	372
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	137
New Mexico Severance Tax Revenue	5.000%	7/1/16	160	163
				672
New York (19.9%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	150	174
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	55
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	125	129
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	180	187
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	325	338
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	200	208
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	250	286
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	155
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	173
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	135	158
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	100	116
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	117
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/33 (13)	250	286
Nassau County NY GO	5.000%	4/1/43	300	339
New York City NY GO	5.000%	8/1/16	500	512
New York City NY GO	5.000%	8/1/17	285	304
New York City NY GO	5.000%	8/1/19	195	222
New York City NY GO	5.000%	8/1/19	100	102
New York City NY GO	5.000%	8/1/19	175	199
New York City NY GO	5.000%	8/1/19	120	137
New York City NY GO	5.000%	8/1/20	310	363
New York City NY GO	5.000%	8/1/20	500	585
New York City NY GO	5.000%	8/1/21	125	143
New York City NY GO	5.000%	8/1/22	120	147
New York City NY GO	5.000%	2/1/25	120	130
New York City NY GO	5.000%	8/1/25	140	176
New York City NY GO	5.000%	8/1/25	350	444
New York City NY GO	5.000%	8/1/25	200	246
New York City NY GO	5.000%	8/1/25	170	212
New York City NY GO	5.000%	8/1/26	500	609
New York City NY GO	5.000%	8/1/28	250	306
New York City NY GO	5.000%	10/1/28	225	271
New York City NY GO	5.000%	3/1/30	100	120
New York City NY GO	5.000%	10/1/30	200	234

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	100	102
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	200	203
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (Prere.)	500	509
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	195
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	120	122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	165
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	300	355
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	100	109
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	260	264
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	375	396
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (14)	115	120
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	352
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	117
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	137
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	115	132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	350	411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	555	638
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	400	475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	335	386
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	300	343
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	286
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	110	137
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	105	129
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	215	263
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	106

New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	110	124
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	270	303
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	116
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	277
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	175	200
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	350	377
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	200	231
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	261
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	191
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	152
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	252
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	125
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	150	180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	227
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	376
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	100	120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	100	116
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	200	232
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	100	117
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	344
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	145
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	309
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	160	193

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	180
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	315	326
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	257
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/38	200	210
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	365	417
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	287
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	500	321
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	290
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	120	139
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	170	193
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	284
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	219
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	100	104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17	100	105
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	200	210
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	283
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	109
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	125	149
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	302
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	140	177
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	500	595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	181
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	179

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	284
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	587
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	343
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	300	344
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	3/15/17	500	526
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	104
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	247
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	599
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/17	460	484
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	319
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	312
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	149
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	250	275
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	109
New York State Thruway Authority Revenue	5.000%	5/1/19	350	395
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	425	479
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	140
New York State Thruway Authority Revenue	5.000%	1/1/31	125	151
New York State Thruway Authority Revenue	5.000%	1/1/31	330	387
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	160	184
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	326
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	238
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	392
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/28	105	114
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	150	158
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	260	322
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	400	483
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	133
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	108
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	100	126

Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	250	268
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	250	305
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	305
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/35	405	418
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/37 (4)	125	134
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/37	200	215
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	100	111
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	300	348
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	296
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	200	205
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	151
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	129
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	175	210
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	200	134
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	160	103
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	140	87
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	250	254
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	175	214
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	103
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	186
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	219
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	305	370
				41,162
North Carolina (2.9%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/35	115	127
Charlotte NC COP	3.000%	6/1/22	200	206
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	362
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	150	163
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	298
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	145	162
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	472

North Carolina GAN	5.250%	3/1/20	125	141
North Carolina GAN PUT	4.000%	3/1/18	125	131
North Carolina GO	3.500%	5/1/16	500	504
North Carolina GO	5.000%	9/1/16	100	103
North Carolina GO	5.000%	5/1/19	120	136
North Carolina GO	5.000%	5/1/20	200	234
North Carolina GO	5.000%	5/1/22	500	615
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/17 (ETM)	600	626
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	200	221
North Carolina Revenue	5.000%	5/1/22	400	489
North Carolina GO	5.000%	5/1/22	120	140
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/40	265	305
University of North Carolina University System
Revenue	5.000%	12/1/31	275	296
Wake County NC GO	4.000%	2/1/16	125	125
Wake County NC GO	5.000%	3/1/22	200	245
				6,101
Ohio (1.2%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	111
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	167
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	240
Cleveland OH Airport System Revenue	5.000%	1/1/29	100	112
Columbus OH Sewer Revenue	5.000%	6/1/28	500	627
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	185	191
Ohio GO	5.000%	9/15/21	200	242
Ohio GO	5.000%	9/15/25	250	321
Ohio State University General Receipts
Revenue	4.000%	6/1/43	145	153
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	100	48
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	350	152
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	123
				2,487
Oklahoma (0.2%)
Grand River Dam Authority Oklahoma Revenue	4.000%	6/1/16 (13)	275	279
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	100	104
				383
Oregon (0.8%)
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	500	616
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	490
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	528
				1,634
Pennsylvania (4.5%)
Allegheny County PA GO	5.000%	11/1/29	385	435
Chester County PA GO	5.000%	7/15/28	100	113
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	226

Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	267
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	125	160
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	130
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	300	342
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/17	170	181
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	390	437
Pennsylvania GO	5.000%	3/1/17	100	105
Pennsylvania GO	5.000%	5/1/17	100	105
Pennsylvania GO	5.000%	7/1/18	100	110
Pennsylvania GO	5.000%	7/1/18	125	137
Pennsylvania GO	5.000%	7/1/20	275	319
Pennsylvania GO	5.000%	7/1/22	100	121
Pennsylvania GO	5.000%	4/15/24	200	224
Pennsylvania GO	5.000%	4/1/26	635	760
Pennsylvania GO	5.000%	6/15/26	100	121
Pennsylvania GO	5.000%	3/15/31	200	236
Pennsylvania GO	4.000%	6/15/32	395	429
Pennsylvania GO	5.000%	10/15/32	430	506
Pennsylvania GO	4.000%	3/15/34	200	215
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	112
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29	100	116
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	4.500%	6/1/32	500	512
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	238
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	445	496
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	315	351
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	140	157
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	225	253
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	168
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	375	421
Philadelphia PA GO	5.000%	8/1/16 (4)	155	158
Philadelphia PA GO	5.000%	7/15/38	495	559
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	135	154
				9,374
South Carolina (0.8%)
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/41	110	126
Greenville County SC School District GO	5.000%	12/1/27	100	104
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	112
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	109
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	415

South Carolina Public Service Authority
Revenue	5.000%	1/1/40	250	279
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	145	163
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	130	144
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	150	173
				1,625
Tennessee (0.2%)
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	335	363
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	110
				473
Texas (8.8%)
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	100	113
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	113
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/16 (Prere.)	145	151
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	170	224
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	100	133
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/38	150	167
Dallas TX GO	5.000%	2/15/18	100	109
Dallas TX GO	5.000%	2/15/24	100	121
Dallas TX GO	5.000%	2/15/26	300	369
Dallas TX Independent School District GO	5.000%	8/15/24	250	317
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	100	113
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	146
Harris County TX GO	5.000%	10/1/16 (Prere.)	200	206
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	100	116
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	175	81
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	58
Harris County TX Toll Road Revenue	4.500%	8/15/16 (Prere.)	250	256
Houston TX Community College System GO	5.000%	2/15/36	210	237
Houston TX GO	5.000%	3/1/18	300	326
Houston TX Independent School District GO	5.000%	2/15/33	200	209
Houston TX Independent School District GO
PUT	4.000%	6/1/17	500	521
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	100	108
Houston TX Utility System Revenue	5.000%	5/15/22	130	159
Houston TX Utility System Revenue	5.250%	11/15/28	215	256
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	150	166
Lake Travis TX Independent School District GO	5.000%	2/15/42	510	587
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/33	100	104
Leander TX Independent School District GO	5.000%	8/15/40	380	449

Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	125	146
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	125	140
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.500%	5/15/36 (14)	100	101
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/39	120	125
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	305
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/33	400	443
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	124
North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	315
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	100	51
North Texas Tollway Authority System Revenue	5.000%	1/1/38	150	172
North Texas Tollway Authority System Revenue	5.000%	1/1/40	840	954
North Texas Tollway Authority System Revenue	5.500%	9/1/41	220	260
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	508
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	100	116
Round Rock TX Independent School District GO	5.000%	8/1/33	200	221
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/17	815	852
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	150	174
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	140	174
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	100	128
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	184
San Antonio TX GO	5.000%	2/1/20	200	232
San Antonio TX Independent School District GO	5.000%	2/15/24	100	126
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	400	414
Spring Branch TX Independent School District
GO	5.250%	2/1/17 (Prere.)	200	210
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	133
Texas GO	5.000%	10/1/16	200	206
Texas GO	5.000%	4/1/20	100	116
Texas GO	5.000%	10/1/22	345	427
Texas GO	5.000%	4/1/30	100	109
Texas GO	5.000%	4/1/44	200	230
Texas GO	5.000%	10/1/44	245	284
Texas Municipal Power Agency Revenue	5.000%	9/1/40	110	124
Texas Public Finance Authority Revenue	5.000%	10/1/16	110	113
Texas Transportation Commission GO	5.000%	10/1/21	300	363
Texas Transportation Commission GO	5.000%	4/1/26	100	121
Texas Transportation Commission GO	5.000%	4/1/31	300	362
Texas Transportation Commission Mobility Fund
GO	5.000%	4/1/17 (Prere.)	105	110
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	300	315
Texas Transportation Commission Revenue	5.000%	4/1/21	210	251

Texas Transportation Commission Revenue	5.000%	10/1/22	150	185
Texas Transportation Commission Revenue	5.000%	10/1/25	100	128
Texas Transportation Commission Revenue	5.000%	4/1/34	100	119
Texas Transportation Commission Revenue	5.000%	8/15/41	100	110
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	446
Texas Water Development Board Revenue	5.000%	10/15/30	100	124
Texas Water Development Board Revenue	5.000%	10/15/31	190	234
Texas Water Development Board Revenue	5.000%	10/15/45	400	471
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	129
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	526
				18,126
Utah (1.1%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	200	220
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	527
Utah GO	5.000%	7/1/16	750	765
Utah GO	5.000%	7/1/16	125	127
Utah GO	5.000%	7/1/21 (Prere.)	250	301
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	175	192
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	200	238
				2,370
Virginia (0.9%)
Fairfax County VA Public Improvement GO	5.000%	10/1/16	400	413
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	420
Virginia GO	5.000%	6/1/19	200	227
Virginia GO	5.000%	6/1/26	250	320
Virginia Public School Authority Revenue	5.000%	8/1/23	205	253
Virginia Public School Authority Revenue	5.000%	8/1/25	200	255
				1,888
Washington (2.7%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	246
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (Prere.)	145	148
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (Prere.)	375	382
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	650	716
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	100	121
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	300	330
King County WA Sewer Revenue	5.000%	1/1/45	125	141
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	138
Port of Seattle WA Revenue	5.000%	8/1/31	100	118
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	235	292
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	244
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	595
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	200	231
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	120

Washington GO	3.000%	7/1/16	155	157
Washington GO	5.000%	7/1/17	200	213
Washington GO	5.000%	1/1/18	255	276
Washington GO	5.000%	1/1/18 (Prere.)	100	108
Washington GO	5.000%	7/1/18 (Prere.)	170	187
Washington GO	5.000%	7/1/18	150	165
Washington GO	5.000%	7/1/18	100	110
Washington GO	5.000%	1/1/21	150	178
Washington GO	5.000%	7/1/32	100	120
Washington GO	5.000%	8/1/34	250	289
				5,625
Wisconsin (0.8%)
Wisconsin Annual Appropriation Revenue	5.750%	5/1/29	100	115
Wisconsin GO	5.000%	5/1/16 (14)	300	304
Wisconsin GO	5.000%	5/1/19 (2)	100	113
Wisconsin GO	5.000%	11/1/21	200	243
Wisconsin GO	5.000%	11/1/22	250	304
Wisconsin GO	6.000%	5/1/36	450	520
				1,599
Wyoming (0.1%)
Campbell County WY Solid Waste Facilities
Revenue (Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	225	255

Total Tax-Exempt Municipal Bonds (Cost $199,411)				202,483
			Shares
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
1 Vanguard Municipal Cash Management Fund
(Cost $4,545)	0.024%		4,545,292	4,545

Total Investments (100.0%) (Cost $203,956)				207,028
Other Assets and Liabilities-Net (0.0%)				97
Net Assets (100%)				207,125
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

Tax-Exempt Bond Index Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Tax-Exempt Bond Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	202,483	—
Temporary Cash Investments	4,545	—	—
Total	4,545	202,483	—

C. At January 31, 2016, the cost of investment securities for tax purposes was $203,957,000. Net unrealized appreciation of investment securities for tax purposes was $3,072,000, consisting of unrealized gains of $3,101,000 on securities that had risen in value since their purchase and $29,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.